UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22486

GPS Funds II

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord, CA 94520

(Address of principal executive offices) (Zip code)

Patrick Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2023

Date of reporting period: April 1, 2022 through March 31, 2023

Item 1.	Reports to Stockholders.

(a)

(b) Not applicable.

GuideMark® Funds

GuidePath® Funds

Investment Advisor

AssetMark, Inc.

ANNUAL REPORT

March 31, 2023

GUIDEMARK® LARGE CAP CORE FUND

GUIDEMARK® EMERGING MARKETS FUND

GUIDEMARK® SMALL/MID CAP CORE FUND

GUIDEMARK® WORLD EX-US FUND

GUIDEMARK® CORE FIXED INCOME FUND

GUIDEPATH® GROWTH ALLOCATION FUND

GUIDEPATH® CONSERVATIVE ALLOCATION FUND

GUIDEPATH® TACTICAL ALLOCATION FUND

GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND

GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND

GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND

GUIDEPATH® MANAGED FUTURES STRATEGY FUND

GUIDEPATH® CONSERVATIVE INCOME FUND

GUIDEPATH® INCOME FUND

GUIDEPATH® GROWTH AND INCOME FUND

Dear Shareholder:

Enclosed is the Annual Report for the GuideMark® and GuidePath® Funds covering the period from April 1, 2022 to March 31, 2023.

Market Review

For the 12-month reporting period ended March 31, 2023, U.S. equities returned (7.7)%1. Tightening monetary policy intended to tame persistently high inflation, culminating in a banking crisis during the first quarter of 2023, plagued the markets over the 12 month period. International developed markets outperformed U.S. equities, returning (0.9)%2 in U.S. dollar terms for the 12-month period ended March 31, 2023. The outperformance came as investors were surprised by better-than-expected economic growth and corporate earnings, as well as cheaper relative valuations. Emerging markets struggled for the 12-month period ending March 31, 2023, declining 10.3%3 as China’s continued restrictive, zero-tolerance COVID policy remained highly disruptive to the region’s economy and markets.

Within U.S. equities, 8 out of 11 sectors posted negative returns for the 12-month period ended March 31, 2023. Energy was the best performing sector with gains of 13.6%4. In addition, consumer staples, a defensive sector, also gained 1.2%5 as investors sought safety amid rising uncertainty. The worst performing sectors for the 12-month period were real estate and consumer discretionary. Both sectors were impacted by higher costs due to rising interest rates and fell 19.7%6 and 19.6%7 respectively as of March 31, 2023.

Within equity styles, U.S. large cap value stocks posted negative absolute returns, but outperformed U.S. large cap growth stocks for the 12-month reporting period by 15.5%8. This was a reversal from the last decade where value style underperformed. Rising interest rates and lofty valuations drove underperformance of the growth segments during most of the reporting period. Across the capitalization spectrum, small cap stocks slightly underperformed large-cap stocks by 1.1%9.

Looking at broader asset class returns for the 12-month period ending March 31, 2023, commodities fell 12.5%10 as recession concerns weighed on future demand. Gold prices were nearly flat at 0.7%11 hurt by a rising U.S. dollar in the first half of the reporting period followed by strong gains in the second half as the debt ceiling uncertainty and a banking crisis in the US led to fears of a contagion and deeper recession. Real estate investment trusts (REITs) returned (19.4)%12 over the same period and were also hurt by rising interest rates.

Within fixed income, the U.S. bond market ended 2022 with its worst performance on record since the inception of the Bloomberg US Aggregate Bond Index as interest rates rose sharply after the Federal Reserve set out on a more aggressive path of monetary tightening in an effort to tame inflation. While bonds posted stronger returns in the first quarter of 2023, it was not enough to recover from the losses sustained in 2022. U.S. core bonds returned (4.8)% for the 12-month period ended March 31, 202313. Longer-term Treasuries, which have the greatest sensitivity to interest-rate changes, were the hardest hit and fell 16.0%14 for the same time period. High yield bonds (which carry less interest rate sensitivity) fell 3.3%15, surprisingly outperforming investment grade corporate bonds, despite recessionary fears hitting other risk assets. Finally, emerging market bonds struggled with weaker regional ecnomic growth, falling 4.6%16 for the 12-month period ended March 31, 2023.

Fund Review

Looking across the fund family, five of the 15 funds performed in line with or outperformed their benchmarks over the 12-month period.

Performance of the GuideMark Funds was mixed during the reporting period. The GuideMark Small/Mid Cap Fund outperformed its benchmark as all three factors (value, quality, momentum) contributed to the relative outperformance. The GuideMark Large Cap Core Fund underperformed its benchmark primarily as a result of its exposure to the value factor. Large cap growth significantly outperformed large cap value largely in the first quarter of 2023 as higher growth tech securities mounted a rally while value related financials experienced a dramatic sell off on the heels of Silicon Valley Bank falling into receivership. GuideMark World Ex-US Fund and GuideMark Emerging Markets Fund lagged its respective benchmark over the 12-month period due to its exposure to the momentum factor. The GuideMark Core Fixed Income Fund underperformed its benchmark due its

[1]	Source: Zephyr Style Advisor. US equities represented by S&P 500 Index.

[2]	Source: Zephyr Style Advisor. International developed market equities represented by MSCI EAFE Index USD.

[3]	Source: Zephyr Style Advisor. Emerging market equities represented by MSCI Emerging Markets Index.

[4]	Source: Zephyr Style Advisor. Energy represented by S&P 500 Sector Energy TR USD.

[5]	Source: Zephyr Style Advisor. Consumer Staples represented by S&P 500 Sector Consumer Staples TR USD.

[6]	Source: Zephyr Style Advisor. Real Estate represented by S&P 500 Sector Real Estate TR USD.

[7]	Source: Zephyr Style Advisor. Consumer Discretionary represented by S&P 500 Sector Consumer Discretionary TR USD.

[8]	Source: Zephyr Style Advisor. Large cap growth stocks represented by S&P 500 Growth Index and large cap value stocks represented by S&P 500 Value Index.

[9]	Source: Zephyr Style Advisor. Large cap stocks represented by S&P 500 Index and small cap stocks represented by S&P 600 Index.

[10]	Source: Zephyr Style Advisor. Commodities represented by Bloomberg Commodity Index.

[11]	Source: Zephyr Style Advisor. Gold represented by Bloomberg Gold Subindex.

[12]	Source: Zephyr Style Advisor. REITs represented by FTSE NAREIT All Equity REITs TR Index.

[13]	Source Zephyr Style Advisor. US core bonds represented by Bloomberg US Aggregate Bond Index.

[14]	Source: Zephyr Style Advisor. Long Treasuries represented by Bloomberg US Long Treasury Index.

[15]	Source: Zephyr Style Advisor. High yield bonds represented by Bloomberg US Corporate High Yield Bond Index.

[16]	Source: Zephyr Style Advisor. Emerging market bonds represented by Bloomberg Emerging Markets Aggregate Bond Index.

allocation to the securitized credit sector including non-agency residential mortgages and commercial mortgage-backed securities. Securitized credit fell under pressure during the period due partially to growing interest rate volatility.

The GuidePath Multi-Asset Income Allocation Fund outperformed its benchmark due to exposures to convertible bonds, short-term bonds and high yield bonds during the period. The GuidePath Managed Futures Strategy Fund outperformed its benchmark for the 12-month period largely due to its strong performance in the first half of the period. In particular, short positions in fixed income and long positioning in the U.S. dollar were primary contributors. The GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Absolute Return Allocation Fund and GuidePath Flexible Income Allocation Fund each underperformed their respective benchmarks, with exposure to global equities, and in particular growth-oriented equities, along with small cap equities, global REITs and long-term Treasuries within fixed income all weighing on returns for the period. The GuidePath Tactical Allocation Fund underperformed its benchmark due to its security selection in the Consumer Staples and Healthcare sectors. The Fund’s higher total equity positioning relative to its benchmark also detracted from performance during the period.

Of the three GuidePath income-focused funds, the GuidePath Conservative Income Fund outperformed its benchmark for the reporting period. The GuidePath Conservative Income Fund primarily benefited from an allocation to investment grade bonds that beat the modest returns of short-term Treasuries as the Federal Reserve raised interest rates sharply during the period. The GuidePath Growth and Income Fund slightly underperformed its benchmark for the period. The Fund’s put-write strategy modestly detracted from returns, as the collection of the option premiums was offset by increased market volatility. Exposure to master limited partnerships (MLPs) and dividend-oriented stocks lifted its returns for the period, as did the Fund’s volatility targeting component. The GuidePath Income Fund underperformed its benchmark for the period. The Fund’s allocation to preferred securities and high yield bonds were the primary detractors from returns during the period.

Looking Ahead

After several interest rate increases, the conventional wisdom holds that the economy is likely to enter a period of slowing. However, how much of that slowdown is already “priced” into current market levels? Getting that question wrong can be very costly to your investment returns. In our view, a sensible plan is to prepare for some ups and downs, and to follow a disciplined investment strategy.

Please contact your financial advisor to discuss any questions you may have about your investment strategy or changes in your financial goals. We thank you for including the Funds in your portfolio and appreciate the trust you have placed in us.

Sincerely,

Carrie E. Hansen

Trustee, Chairperson and President of the Funds

Important Information

Past performance is no guarantee of future results and it is not possible to invest directly in any index.

The AssetMark platform provides fee-based investment advisory programs. Investors are advised to refer to the appropriate Disclosure Brochure, which can be obtained from your financial advisor, for a full description of services provided, including all applicable fees.

The prospectus includes additional information about the GuideMark and GuidePath Funds including investment objectives, risk factors, fees and charges as well as other important information that should be carefully read and considered before investing. You may obtain a prospectus by contacting your registered representative.

AssetMark, Inc. is an investment advisor registered with the Securities and Exchange Commission. The Principal Underwriter for the GuideMark and GuidePath Funds is AssetMark Brokerage®, LLC (AssetMark Brokerage), a member of the Financial Industry Regulatory Authority, Inc. AssetMark Brokerage is an affiliate of AssetMark, Inc. and shares its address. ©2023 AssetMark, Inc. All rights reserved.

Investment Terms

Market Capitalization or Market Cap refers to the total value of an issuer’s outstanding shares of stock. It is calculated by multiplying the price of a stock by its total number of outstanding shares.

Small Cap stocks generally refer to shares of companies with a market cap between $300 million and $2 billion.

Mid Cap stocks generally refer to shares of companies with a market cap between $2 billion and $10 billion.

Large Cap stocks generally refer to shares of companies with a market cap of $10 billion or greater.

Investment Factors:

Value refers to how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow.

Momentum refers to whether a company’s share price is trending up or down.

Quality refers to profitability.

Volatility is a statistical measure of the dispersion of returns for a given security, market index or portfolio over a period of time. Low volatility means that the value of a security, market index or portfolio stays relatively stable. High volatility means that the value of a security, market index or portfolio experiences rapid increases and dramatic falls and may move erratically.

Inflation is the measure of average prices of a “basket” of consumer goods over time.

GuideMark Large Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2013. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 1000® INDEX – The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. As of May 6, 2022, the market capitalization of the companies in the Russell 1000® Index ranged from $2.9 billion to $2.5 trillion.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)(2)
GuideMark Large Cap Core Fund(3)
Service Shares	(8.81)%	9.88%	10.83%	5.73%
Institutional Shares	(8.62)%	10.39%	11.41%	10.30%
Russell 1000® Index	(8.39)%	10.87%	12.01%	7.93%

(1)	Inception date is June 29, 2001 for Service Shares and April 29, 2011 for Institutional Shares.

(2)	The return shown for the Russell 1000® Index is from the inception date of the Service Shares. The Russell 1000® Index return from the inception date of the Institutional Shares is 11.66%.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuideMark Large Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2023, the Fund’s Service Shares returned (8.81)%, underperforming the Russell 1000 Index at (8.39)%.

•	As part of the Fund’s equal weighted three-factor investment approach, the Fund’s dedicated allocation to the value factor was the largest detractor for the period.

•	As a result of the Fund’s factor-based investment approach, security selection within communication services detracted from Fund performance.

•	The Fund’s dedicated allocation to the quality and momentum factors benefited Fund performance for the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apple, Inc.	5.90%
2	Microsoft Corp.	4.97%
3	Vanguard S&P 500 ETF	3.24%
4	Amazon.com, Inc.	1.73%
5	NVIDIA Corp.	1.27%
6	Alphabet, Inc. – Class A	1.21%
7	Alphabet, Inc. – Class C	1.10%
8	UnitedHealth Group, Inc.	0.92%
9	Exxon Mobil Corp.	0.92%
10	Meta Platforms, Inc. – Class A	0.88%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P, and has been licensed for use by U.S. Bancorp Fund Services, LLC.

GuideMark Emerging Markets Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2013. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI EMERGING MARKETS INDEX – The MSCI Emerging Markets Index measures the equity market performance of countries considered to represent emerging markets. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark Emerging Markets Fund(2)
Service Shares	(11.05)%	(1.75)%	5.56%	3.94%
MSCI Emerging Markets Index	(10.30)%	(0.53)%	2.37%	8.18%

(1)	Inception date is June 29, 2001.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuideMark Emerging Markets Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2023, the Fund’s Service Shares returned (11.05)%, underperforming the MSCI Emerging Markets Index at (10.30)%.

•	As part of the Fund’s equal weighted three-factor investment approach, the Fund’s dedicated allocation to the momentum factor was the largest detractor for the period.

•	Exposure to emerging market equities, led by security selection in India, detracted from the Fund’s returns.

•	Fund performance benefited from an overweight allocation to Turkish financials equities, driven by the value factor.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Taiwan Semiconductor Manufacturing Co., Ltd.	6.37%
2	Tencent Holdings, Ltd.	4.28%
3	iShares MSCI Saudi Arabia ETF	3.98%
4	Samsung Electronics Co., Ltd.	3.50%
5	Alibaba Group Holdings, Ltd.	2.33%
6	iShares Core MSCI Emerging Markets ETF	1.95%
7	Meituan	0.87%
8	Vale SA	0.85%
9	Infosys, Ltd.	0.83%
10	Reliance Industries, Ltd.	0.82%

GuideMark Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2013. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 2500TM INDEX – The Russell 2500TM Index measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. As of May 6, 2022, the market capitalization of the companies in the Russell 2500TM Index ranged from $240 million to $16.9 billion.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark Small/Mid Cap Core Fund(2)
Service Shares	(10.34)%	7.26%	8.83%	7.43%
Russell 2500TM Index	(10.39)%	6.65%	9.07%	8.45%

(1)	Inception date is June 29, 2001.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuideMark Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2023, the Fund’s Service Shares returned (10.34) %, outperforming the Russell 2500 Index at (10.39)%.

•

As part of the Fund’s equal weighted three-factor investment approach, the Fund’s dedicated allocation to the momentum factor was the largest contributor to the Fund’s outperformance relative to the benchmark for the period, followed by the value and quality factors.

•	During the reporting period, the Fund’s relative performance benefited from security section in the industrials sector, driven by the value factor.

•	As a result of the Fund’s factor-based investment approach, security selection within the financials and energy sectors detracted from the Fund’s performance.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Extended Market ETF	3.58%
2	Steel Dynamics, Inc.	0.44%
3	Builders FirstSource, Inc.	0.42%
4	Reliance Steel & Aluminum Co.	0.35%
5	Quanta Services, Inc.	0.30%
6	LPL Financial Holdings, Inc.	0.29%
7	Fair Isaac Corp.	0.28%
8	Deckers Outdoor Corp.	0.28%
9	United Therapeutics Corp.	0.27%
10	Croc’s, Inc.	0.27%

GuideMark World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2013. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI WORLD EX-USA INDEX – The MSCI World ex-USA Index captures large and mid-cap representation across 22 of 23 developed markets countries excluding the U.S. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)(2)
GuideMark World ex-US Fund(3)
Service Shares	(2.71)%	2.35%	3.73%	2.90%
Institutional Shares(4)	(2.18)%	2.89%	4.40%	3.21%
MSCI World ex-USA Index	(2.19)%	4.34%	5.44%	5.66%

(1)	Inception date is June 29, 2001 for Service Shares and April 29, 2011 for Institutional Shares.

(2)	The return shown for the MSCI World ex-USA Index is from the inception date of the Service Shares. The MSCI World ex-USA Index return from the inception date of the Institutional Shares is 4.42%.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

(4)

During the period August 3, 2017 through September 5, 2017, there were no Institutional Shares of the Fund outstanding. Performance information provided for the Institutional Shares during that period reflects the last calculated net asset value of the Institutional Shares on August 2, 2017, without any adjustments. Had there been Institutional Shares outstanding during the period August 3, 2017 through September 5, 2017, their annual returns would have been substantially similar to those of the Service Shares of the Fund because they would have been invested in the same portfolio securities, but would have differed to the extent that the classes have different expenses. Because the Service Shares have higher expenses than the Institutional Shares, the returns of the Service Shares would have been lower than the returns of the Institutional Shares during the same period.

GuideMark World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2023, the Fund’s Service Shares returned (2.71)%, underperforming the MSCI World ex-USA Index at (2.19)%.

•	As part of the Fund’s equal weighted three-factor investment approach, the Fund’s dedicated allocations to the quality and momentum factors detracted from performance.

•	As a result of the Fund’s factor-based investment approach, security selection within the industrials sector detracted from Fund performance.

•	The Fund’s dedicated exposure to the value factor benefited performance.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares MSCI EAFE ETF	2.40%
2	Novo Nordisk AS – Series B	1.65%
3	Nestle SA	1.35%
4	LVMH Moet Hennessy Louis Vuitton SE	1.26%
5	Shell PLC	1.09%
6	AstraZeneca PLC	1.06%
7	Roche Holdings AG	1.03%
8	ASML Holding NV	1.03%
9	Novartis AG	0.94%
10	Total SA	0.82%

GuideMark Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2013. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG U.S. AGGREGATE BOND INDEX – The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark Core Fixed Income Fund(2)
Service Shares	(6.02)%	0.33%	0.62%	2.90%
Bloomberg U.S. Aggregate Bond Index	(4.78)%	0.91%	1.36%	3.66%

(1)	Inception date is June 29, 2001.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuideMark Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2023, the Fund’s Service Shares returned (6.02)%, underperforming the Bloomberg US Aggregate Bond Index at (4.78)%.

•	Exposure to the securitized credit sector, including residential mortgage-backed securities and commercial mortgage-backed securities, tempered returns for the period.

•	The Fund’s allocation to collateralized loan obligations also contributed to relative underperformance, as interest rates continued to rise over the period.

•	Security selection within investment grade corporate credit and an allocation to treasury inflation protected securities benefited performance.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Percentages expressed exclude derivative instruments, such as futures, options written and swap contracts.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Federal National Mortgage Association, 4.500%, 04/15/2041	6.39%
2	U.S. Treasury Note, 1.875%, 02/28/2029	2.81%
3	Federal National Mortgage Association, 5.500%, 04/15/2041	2.61%
4	U.S. Treasury Note, 2.00%, 11/15/2026	2.40%
5	Federal Home Loan Mortgage Corp., 2.000%, 01/01/2052	2.37%
6	Federal National Mortgage Association, 5.000%, 04/15/2041	1.93%
7	Federal National Mortgage Association, 1.500%, 04/15/2036	1.70%
8	U.S. Treasury Bond, 3.125%, 02/15/2043	1.49%
9	Government National Mortgage Association, 2.000%, 04/15/2051	1.35%
10	Government National Mortgage Association, 3.000%, 04/15/2045	1.34%

GuidePath Growth Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2013. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P® TARGET RISK AGGRESSIVE INDEX – The S&P® Target Risk Aggressive Index is designed to measure the performance of an investment benchmark strategy which seeks to emphasize exposure to equity securities, maximizing opportunities for long-term capital accumulation, while also allocating a portion of exposure to fixed income to enhance portfolio efficiency.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31
	One Year	Five Year	Ten Year	Since Inception(1)(2)
GuidePath Growth Allocation Fund(3)
Service Shares	(9.69)%	6.25%	6.76%	6.04%
Institutional Shares	(9.75)%	6.70%	7.31%	7.67%
S&P® Target Risk Aggressive Index	(5.56)%	6.12%	7.76%	7.51%

(1)	Inception date is April 29, 2011 for Service Shares and September 13, 2012 for Institutional Shares.

(2)

The return shown for the S&P® Target Risk Aggressive Index is annualized from the inception date of the Service Shares. The S&P® Target Risk Aggressive Index average annual return from the inception date of the Institutional Shares is 8.11%.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Growth Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2023, the Fund’s Service Shares returned (9.69)%, underperforming the S&P Target Risk Aggressive Index at (5.56)%.

•

The Fund’s tilt towards large cap growth stocks hurt performance, as rising interest rates and lofty valuations put pressure on the growth segments during most of the period. Exposure to US equities and emerging market equites also detracted from performance.

•	Exposure to global small cap equities detracted as small cap equities slightly underperformed large cap equities for the period.

•	Exposure to large cap value and a small allocation to Swiss equity added to performance.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard S&P 500 ETF	17.87%
2	Vanguard FTSE Developed Markets ETF	10.31%
3	Schwab U.S. Large-Cap Growth ETF	6.22%
4	American Funds – The Growth Fund of America – Class F3	6.21%
5	iShares Core MSCI Emerging Markets ETF	5.82%
6	Vanguard Russell 1000 Growth ETF	4.97%
7	AMCAP Fund – Class F3	4.96%
8	American Funds – Fundamental Investors – Class F3	4.94%
9	Schwab U.S. Large-Cap ETF	4.92%
10	iShares Core S&P Small-Cap ETF	4.45%

GuidePath Conservative Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2013. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P® TARGET RISK CONSERVATIVE INDEX – The S&P® Target Risk Conservative Index seeks to emphasize exposure to fixed income securities in order to produce a current income stream and avoid excessive volatility of returns. Equity securities are included to protect long-term purchasing power.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)(2)
GuidePath Conservative Allocation Fund(3)
Service Shares	(5.40)%	3.77%	3.85%	3.78%
Institutional Shares	(4.97)%	4.31%	4.43%	4.80%
S&P® Target Risk Conservative Index	(4.65)%	3.20%	3.84%	4.06%

(1)	Inception date is April 29, 2011 for Service Shares and September 13, 2012 for Institutional Shares.

(2)

The return shown for the S&P® Target Risk Conservative Index is annualized from the inception date of the Service Shares. The S&P® Target Risk Conservative Index average annual return from the inception date of the Institutional Shares is 3.93%.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Conservative Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2023, the Fund’s Service Shares returned (5.40)%, underperforming the S&P Target Risk Conservative Index at (4.65)%.

•	Exposure to US equities, global real estate investment trusts (REITs), investment grade credit, and long-term Treasuries detracted from returns.

•	Exposure to high yield bonds, short-term Treasuries, and core bonds within fixed income and a small allocation to gold within commodities added to performance.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard High-Yield Corporate Fund – Admiral Shares	8.45%
2	WisdonTree Floating Rate Treasury Fund	8.32%
3	Vanguard S&P 500 ETF	5.10%
4	iShares Core Aggressive Allocation ETF	4.72%
5	American Funds – The Income Fund of America – Class F3	4.70%
6	American Funds – Capital Income Builder – Class F3	4.69%
7	Vanguard Value ETF	4.11%
8	iShares Core Growth Allocation ETF	4.01%
9	American Funds – Multi-Sector Income Fund – Class F3	3.96%
10	American Funds – The Bond Fund of America – Class F3	3.94%

GuidePath Tactical Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2013. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P 500® DAILY RISK CONTROL 10% INDEX – The S&P 500® Daily Risk Control 10% Index represents a portfolio of the S&P 500® Low Volatility Index plus an interest accruing cash component. The index is dynamically rebalanced to target a 10% level of volatility. Volatility is calculated as a function of historical returns.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)(2)
GuidePath Tactical Allocation Fund(3)
Service Shares	(2.90)%	5.12%	4.71%	4.33%
Institutional Shares	(2.56)%	5.65%	5.28%	5.69%
S&P 500® Daily Risk Control 10% Index	(1.81)%	5.61%	8.11%	7.35%

(1)	Inception date is April 29, 2011 for Service Shares and September 13, 2012 for Institutional Shares.

(2)

The return shown for the S&P 500® Daily Risk Control 10% Index is annualized from the inception date of the Service Shares. The S&P 500® Daily Risk Control 10% Index average annual return from the inception date of the Institutional Shares is 8.35%.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Tactical Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2023, the Fund’s Service Shares returned (2.90)%, underperforming the S&P 500 Daily Risk Control Index at (1.81)%.

•	Overweight equity positioning relative to the benchmark during the period detracted from returns.

•	Security selection within the consumer staples, healthcare and communication services sectors detracted from returns.

•	Security selection within the financials and industrials sectors added to returns, as did an underweight allocation to the consumer discretionary sector.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apple, Inc.	3.64%
2	Microsoft Corp.	3.56%
3	Procter & Gamble Co.	3.22%
4	Builders FirstSource, Inc.	3.19%
5	Hartford Financials Services Group, Inc.	3.08%
6	Expeditors International of Washington, Inc.	2.91%
7	Knight-Swift Transportation Holdings, Inc. – Class A	2.89%
8	Aflac, Inc.	2.82%
9	NRG Energy, Inc.	2.80%
10	Pfizer, Inc.	2.65%

GuidePath Absolute Return Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2013. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

FTSE 3-MONTH TREASURY BILL INDEX – The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)(2)
GuidePath Absolute Return Allocation Fund(3)
Service Shares	(4.57)%	0.42%	1.49%	1.56%
Institutional Shares	(4.22)%	0.92%	2.06%	2.10%
FTSE 3-Month Treasury Bill Index	2.61%	1.40%	0.85%	0.73%

(1)	Inception date is April 29, 2011 for Service Shares and September 13, 2012 for Institutional Shares.

(2)

The return shown for the FTSE 3-Month Treasury Bill Index is annualized from the inception date of the Service Shares. The FTSE 3-Month Treasury Bill Index average annual return from the inception date of the Institutional Shares is 0.81%.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Absolute Return Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2023, the Fund’s Service Shares returned (4.57)%, underperforming the FTSE 3-Month Treasury Bill Index at 2.61%.

•	Positioning in high yield, mortgage-backed securities, core fixed income, emerging market government bonds, long-term Treasuries, and global equities detracted from the Fund’s performance.

•	Exposure to investment grade bonds and floating rate notes added to Fund returns for the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Mortgage-Backed Securities ETF	12.77%
2	Vanguard High-Yield Corporate Fund – Admiral Shares	12.62%
3	DoubleLine Total Return Bond Fund – Institutional Shares	10.29%
4	Vanguard Emerging Markets Government Bond ETF	7.33%
5	BlackRock Low Duration Bond Portfolio – Insitutional Shares	7.21%
6	DoubleLine Low Duration Bond Fund – Institutional Shares	7.16%
7	Vanguard Intermediate-Term Corporate Bond ETF	5.57%
8	iShares 7-10 Year Treasury Bond ETF	5.10%
9	T. Rowe Price Institutional Floating Rate Fund – Investor Shares	4.92%
10	ProShares Investment Grade-Interest Rate Hedged ETF	4.90%

GuidePath Multi-Asset Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2013. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MORNINGSTAR MULTI-ASSET HIGH INCOME INDEX – The Morningstar Multi-Asset High Income Index is a broadly diversified index that seeks to deliver high current income while maintaining long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Years	Ten Years	Since Inception(1)
GuidePath Multi-Asset Income Allocation Fund(2)
Service Shares	(6.92)%	2.34%	2.98%	3.52%
Morningstar Multi-Asset High Income Index	(9.00)%	(0.34)%	1.75%	2.10%

(1)	Inception date is August 31, 2012.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Multi-Asset Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2023, the Fund’s Service Shares returned (6.92)%, outperforming the Morningstar Multi-Asset High Income Index at (9.00)%.

•

Convertible bonds, short-term bonds and high-yield bonds contributed positively to the Fund’s relative performance during the period. The Fund’s allocation to floating rate bonds exposure also added to returns.

•	Exposure to global dividend equities, global real estate investment trusts (REITs), long-term Treasuries, and long-term corporate bonds detracted from returns for the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard High-Yield Corporate Fund – Admiral Shares	11.29%
2	iShares Emerging Markets Dividend ETF	6.04%
3	Vanguard High Dividend Yield ETF	5.57%
4	Schwab US Dividend Equity ETF	5.54%
5	iShares 0-5 Year High Yield Corporate Bond ETF	5.29%
6	Loomis Sayles Global Allocation Fund – Class Y	5.13%
7	Global X US Preferred ETF	5.13%
8	iShares International Select Dividend ETF	4.69%
9	WisdomTree U.S. Large Cap Dividend Fund	4.62%
10	iShares Select Dividend ETF	4.44%

GuidePath Flexible Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2013. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG U.S. AGGREGATE BOND INDEX – The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Years	Ten Years	Since Inception(1)(2)
GuidePath Flexible Income Allocation Fund(3)
Service Shares	(7.27)%	1.84%	1.63%	1.59%
Institutional Shares	(6.93)%	2.35%	2.25%	2.22%
Bloomberg U.S. Aggregate Bond Index	(4.78)%	0.91%	1.36%	1.31%

(1)	Inception date is August 31, 2012 for Service Shares and September 13, 2012 for Institutional Shares.

(2)

The return shown for the Bloomberg U.S. Aggregate Bond Index is from the inception date of the Service Shares. The Bloomberg U.S. Aggregate Bond Index return from the inception date of the Institutional Shares is 1.35%.

(3)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Flexible Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2023, the Fund’s Service Shares returned (7.27)%, underperforming the Bloomberg US Aggregate Bond Index at (4.78)%.

•

Positioning in long and intermediate-term Treasuries, high yield bonds, and mortgage-backed securities drove underperformance relative to the benchmark. Global technology equities exposure also detracted from Fund performance for the period.

•

Small allocations to the US dollar and to the US home construction and semi-conductor sectors within equities contributed positively to performance. Exposure to short-term Treasuries and senior loans within fixed income also added to returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Long-Term Treasury ETF	16.12%
2	SPDR Portfolio Short Term Treasury ETF	14.52%
3	iShares 7-10 Year Treasury Bond ETF	7.88%
4	Schwab Intermediate-Term U.S. Treasury ETF	7.86%
5	SPDR Portfolio Intermediate Term Treasury ETF	7.86%
6	Vanguard Intermediate-Term Treasury ETF	5.70%
7	iShares iBoxx $ Investment Grade Corporate Bond ETF	5.09%
8	Vanguard Emerging Markets Government Bond ETF	4.85%
9	iShares U.S. Home Construction ETF	3.41%
10	iShares MSCI Kokusai ETF	3.39%

GuidePath Managed Futures Strategy Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on January 19, 2016 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

FTSE 3-MONTH TREASURY BILL INDEX – The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

SG TREND INDEX – The SG Trend Index is designed to track the 10 largest (by AUM) trend following commodity trading advisors and be representative of the trend followers in the managed futures space. Managers must meet the following criteria: must be open to new investment, must report returns on a daily basis, must be an industry recognized trend follower as determined at the discretion of the SG Index Committee, and must exhibit significant correlation to trend following peers and the SG Trend Indicator. Currently, one of the ten managers whose performance is tracked by the SG Trend Index is AlphaSimplex Group LLC, sub-advisor to the GuidePath Managed Futures Strategy Fund.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Since Inception(1)
GuidePath Managed Futures Strategy Fund(2)
Service Shares	5.00%	7.51%	3.16%
Institutional Shares	5.81%	8.13%	3.76%
FTSE 3-Month Treasury Bill Index	2.61%	1.40%	1.17%
SG Trend Index	0.35%	7.41%	3.15%

(1)	Inception date is January 19, 2016 for Service Shares and Institutional Shares.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Managed Futures Strategy Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2023, the Fund’s Service Shares returned 5.00%, outperforming the SG Trend Index at 0.35%.

•

Most of the Fund’s outperformance occurred during the second quarter of 2022 due to short positions to global fixed income and long positions to the US dollar. The Fund’s use of forwards and futures to implement its strategy had a positive impact on performance.

•	Long energy positions contributed positively to Fund performance, while long agriculture and metals positions detracted from returns.

•	The Fund’s equity positioning, specifically long positions to global markets, detracted from returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Percentages expressed exclude derivative instruments, such as futures and forward currency contracts.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
The GuidePath Managed Futures Strategy Fund did not hold any long term investments as of March 31, 2023.

GuidePath Conservative Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG U.S. Treasury 1-3 YEAR BOND INDEX – The Bloomberg U.S. Treasury 1-3 Year Bond Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded. Separate trading of registered interest and principal securities (STRIPS) are excluded from the Index because their inclusion would result in double-counting.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Since Inception(1)
GuidePath Conservative Income Fund(2)
Shares	0.71%	0.51%
Bloomberg U.S. Treasury 1-3 Year Bond Index	0.23%	1.15%

(1)	Inception date for the Fund is April 30, 2018.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Conservative Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2023, the Fund returned 0.71%, outperforming the Bloomberg US Treasury 1-3 Year Bond Index at 0.23%.

•	The Fund’s allocation to investment grade bonds benefitted returns for the period.

•	A target allocation of 50% to cash equivalents also contributed to relative Fund performance, as interest rates rose during the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	SPDR Bloomberg Investment Grade Floating Rate ETF	21.01%
2	iShares 0-5 Year Investment Grade Corporate Bond ETF	8.46%
3	iShares 0-5 Year High Yield Corporate Bond ETF	6.33%
4	Invesco Senior Loan ETF	6.29%

GuidePath Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG U.S. AGGREGATE BOND INDEX – The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Since Inception(1)
GuidePath Income Fund(2)
Shares	(6.21)%	(1.22)%
Bloomberg U.S. Aggregate Bond Index	(4.78)%	1.07%

(1)	Inception date for the Fund is April 30, 2018.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2023, the Fund returned (6.21)%, underperforming the Bloomberg US Aggregate Bond Index at (4.78)%.

•	Exposure to preferred securities and high yield bonds were the primary detractors from Fund returns during the period.

•	Exposure to longer dated investment grade bonds detracted from returns as the Federal Reserve continued to raise interest rates during the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Schwab Intermediate-Term U.S. Treasury ETF	36.83%
2	iShares Core U.S. Aggregate Bond ETF	35.98%
3	VanEck Vectors Emerging Markets High Yield Bond ETF	14.01%
4	iShares J.P. Morgan USD Emerging Markets Bond ETF	10.72%

GuidePath Growth and Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI USA HIGH DIVIDEND YIELD INDEX – The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Since Inception(1)
GuidePath Growth and Income Fund(2)
Shares	(3.03)%	5.27%
MSCI USA High Dividend Yield Index	(2.99)%	7.92%

(1)	Inception date for the Fund is April 30, 2018.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Growth and Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2023, the Fund returned (3.03)%, slightly underperforming the MSCI USA High Dividend Yield Index at (2.99)%.

•	The Fund’s put-write strategy was a slight detractor from performance as the collection of the option premiums was offset by increased market volatility.

•	Exposure to MLPs and dividend-oriented stocks contributed positively to Fund returns as energy prices rose in the latter half of the period.

•	The Fund’s volatility targeting component benefited returns as volatility remained high throughout the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Percentages expressed exclude derivative instruments, such as futures and options written.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Schwab U.S. Large-Cap ETF	18.37%
2	Vanguard International High Dividend Yield ETF	8.39%
3	Global X MLP ETF	7.63%
4	AbbVie, Inc.	1.31%
5	Procter & Gamble, Co.	1.27%
6	Home Depot, Inc.	1.23%
7	Johnson & Johnson	1.23%
8	Merck & Co., Inc.	1.17%
9	Coca-Cola Co.	1.16%
10	PepsiCo, Inc.	1.15%

GuideMark Funds & GuidePath Funds

EXPENSE EXAMPLE (Unaudited)

March 31, 2023

As a shareholder of the GuideMark & GuidePath Funds (the “Funds”), you incur ongoing costs, including management fees, service fees, and other Fund expenses. The Expense Example shown in this section is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Examples are based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period, which for all Funds is from October 1, 2022 to March 31, 2023, except as otherwise noted below.

Actual Expenses

The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under U.S. generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expenses ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Fund		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio[1] based on the period October 1, 2022 – March 31, 2023	Expenses Paid During Period[2] October 1, 2022 – March 31, 2023
INSTITUTIONAL SHARES
GuideMark Large Cap Core Fund	Actual	$1,000.00	$1,148.90	0.43%	$2.30
	Hypothetical[3]	$1,000.00	$1,022.79	0.43%	$2.17
GuideMark World ex-US Fund	Actual	$1,000.00	$1,263.10	0.79%	$4.46
	Hypothetical[3]	$1,000.00	$1,020.99	0.79%	$3.98
GuidePath Growth Allocation Fund	Actual	$1,000.00	$1,160.00	0.30%	$1.62
	Hypothetical[3]	$1,000.00	$1,023.44	0.30%	$1.51
GuidePath Conservative Allocation Fund	Actual	$1,000.00	$1,104.30	0.18%	$0.94
	Hypothetical[3]	$1,000.00	$1,024.03	0.18%	$0.91
GuidePath Tactical Allocation Fund	Actual	$1,000.00	$1,066.70	0.45%	$2.32
	Hypothetical[3]	$1,000.00	$1,022.69	0.45%	$2.27
GuidePath Absolute Return Allocation Fund	Actual	$1,000.00	$1,045.70	0.30%	$1.53
	Hypothetical[3]	$1,000.00	$1,023.44	0.30%	$1.51
GuidePath Flexible Income Allocation Fund	Actual	$1,000.00	$1,033.60	0.27%	$1.37
	Hypothetical[3]	$1,000.00	$1,023.59	0.27%	$1.36
GuidePath Managed Futures Strategy Fund	Actual	$1,000.00	$839.80	1.21%	$5.55
	Hypothetical[3]	$1,000.00	$1,018.90	1.21%	$6.09
[1]	The expense ratio excludes the securities lending credit.

[2]

Expenses (net of waivers, if applicable) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

[3]	5% annualized return before expenses.

GuideMark Funds & GuidePath Funds

EXPENSE EXAMPLE (Continued) (Unaudited)

March 31, 2023

Fund		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio[1] based on the period October 1, 2022 – March 31, 2023	Expenses Paid During Period[2] October 1, 2022 – March 31, 2023
SINGLE CLASS SHARES
GuidePath Conservative Income Fund	Actual	$1,000.00	$1,018.70	0.78%	$3.93
	Hypothetical[3]	$1,000.00	$1,021.04	0.78%	$3.93
GuidePath Income Fund	Actual	$1,000.00	$1,034.60	0.85%	$4.31
	Hypothetical[3]	$1,000.00	$1,020.69	0.85%	$4.28
GuidePath Growth and Income Fund	Actual	$1,000.00	$1,097.80	1.05%	$5.49
	Hypothetical[3]	$1,000.00	$1,019.70	1.05%	$5.29
[1]	The expense ratio excludes the securities lending credit.

[2]

Expenses (net of waivers, if applicable) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

[3]	5% annualized return before expenses.

Fund		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio[1] based on the period October 1, 2022 – March 31, 2023	Expenses Paid During Period[2] October 1, 2022 – March 31, 2023
SERVICE SHARES
GuideMark Large Cap Core Fund	Actual	$1,000.00	$1,146.50	0.90%	$4.82
	Hypothetical[3]	$1,000.00	$1,020.44	0.90%	$4.53
GuideMark Emerging Markets Fund	Actual	$1,000.00	$1,153.50	1.42%	$7.62
	Hypothetical[3]	$1,000.00	$1,017.85	1.42%	$7.14
GuideMark Small/Mid Cap Core Fund	Actual	$1,000.00	$1,118.30	1.17%	$6.18
	Hypothetical[3]	$1,000.00	$1,019.10	1.17%	$5.89
GuideMark World ex-US Fund	Actual	$1,000.00	$1,264.90	1.17%	$6.61
	Hypothetical[3]	$1,000.00	$1,019.10	1.17%	$5.89
GuideMark Core Fixed Income Fund	Actual	$1,000.00	$1,050.90	0.94%	$4.81
	Hypothetical[3]	$1,000.00	$1,020.24	0.94%	$4.73
GuidePath Growth Allocation Fund	Actual	$1,000.00	$1,157.80	0.68%	$3.66
	Hypothetical[3]	$1,000.00	$1,021.54	0.68%	$3.43
GuidePath Conservative Allocation Fund	Actual	$1,000.00	$1,102.40	0.53%	$2.78
	Hypothetical[3]	$1,000.00	$1,022.29	0.53%	$2.67
GuidePath Tactical Allocation Fund	Actual	$1,000.00	$1,064.90	0.80%	$4.12
	Hypothetical[3]	$1,000.00	$1,020.94	0.80%	$4.03
GuidePath Absolute Return Allocation Fund	Actual	$1,000.00	$1,043.90	0.64%	$3.26
	Hypothetical[3]	$1,000.00	$1,021.74	0.64%	$3.23
GuidePath Multi-Asset Income Allocation Fund	Actual	$1,000.00	$1,101.20	0.83%	$4.35
	Hypothetical[3]	$1,000.00	$1,020.79	0.83%	$4.18
GuidePath Flexible Income Allocation Fund	Actual	$1,000.00	$1,031.70	0.64%	$3.24
	Hypothetical[3]	$1,000.00	$1,021.74	0.64%	$3.23
GuidePath Managed Futures Strategy Fund	Actual	$1,000.00	$838.20	1.53%	$7.01
	Hypothetical[3]	$1,000.00	$1,017.30	1.53%	$7.70
[1]	The expense ratio excludes the securities lending credit.

[2]

Expenses are (net of waiver, if applicable) equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

[3]	5% annualized return before expenses.

GuideMark Large Cap Core Fund

SCHEDULE OF INVESTMENTS

March 31, 2023

Number of Shares		Value
	COMMON STOCKS - 94.19%
	Aerospace & Defense - 1.52%
1,733	Axon Enterprise, Inc. (a)	$389,665
5,826	BWX Technologies, Inc.	367,271
2,687	Curtiss-Wright Corp.	473,611
4,640	General Dynamics Corp.	1,058,894
1,562	HEICO Corp. - Class A	212,276
2,740	HEICO Corp. (b)	468,650
7,193	Hexcel Corp. (b)	490,922
15,130	Howmet Aerospace, Inc.	641,058
1,434	Huntington Ingalls Industries, Inc.	296,867
1,241	L3Harris Technologies, Inc.	243,534
2,079	Lockheed Martin Corp.	982,806
1,458	Northrop Grumman Corp.	673,188
12,654	Raytheon Technologies Corp.	1,239,206
14,058	Textron, Inc.	992,916
1,756	The Boeing Co. (a)	373,027
467	TransDigm Group, Inc.	344,202

		9,248,093

	Air Freight & Logistics - 0.35%
7,207	C.H. Robinson Worldwide, Inc. (b)	716,160
1,289	Expeditors International of Washington, Inc.	141,945
2,843	FedEx Corp.	649,597
2,528	United Parcel Service, Inc. - Class B (b)	490,407
4,525	XPO Logistics, Inc. (a)	144,347

		2,142,456

	Airlines - 0.11%
15,681	United Airlines Holdings, Inc. (a)	693,884

	Auto Components - 0.24%
14,541	BorgWarner, Inc.	714,108
5,363	Lear Corp.	748,085

		1,462,193

	Automobiles - 1.15%
6,050	Harley-Davidson, Inc.	229,718
24,996	Tesla, Inc. (a)	5,185,670
19,943	Thor Industries, Inc. (b)	1,588,261

		7,003,649

	Banks - 1.95%
45,952	Bank of America Corp.	1,314,227
2,038	BOK Financial Corp.	172,028
30,702	Citigroup, Inc.	1,439,617
6,939	Citizens Financial Group, Inc. (b)	210,737
5,054	Comerica, Inc. (b)	219,445
3,353	Commerce Bancshares, Inc. (b)	195,648
1,926	Cullen Frost Bankers, Inc. (b)	202,885
22,529	F.N.B. Corp. (b)	261,336
2,358	Fifth Third Bancorp (b)	62,817
8,593	First Horizon National Corp.	152,784
26,246	JPMorgan Chase & Co.	3,420,116
31,947	KeyCorp (b)	399,976
46,441	PacWest Bancorp (b)	451,871
5,790	Popular, Inc. - ADR	332,404
3,226	Prosperity Bancshares, Inc.	198,464
13,484	Regions Financial Corp. (b)	250,263
8,021	Synovus Financial Corp.	247,287
9,804	Truist Financial Corp.	334,316
2,578	U.S. Bancorp (b)	92,937
28,790	Wells Fargo & Co.	1,076,170

Number of Shares		Value
	Bank (Continued)
12,504	Western Alliance Bancorp (b)	$444,392
2,597	Wintrust Financial Corp.	189,451
5,360	Zions Bancorporation (b)	160,425

		11,829,596

	Beverages - 1.41%
1,634	Boston Beer Co., Inc. - Class A (a)(b)	537,096
3,643	Brown-Forman Corp. - Class A	237,487
2,684	Brown-Forman Corp. - Class B	172,501
1,364	Constellation Brands, Inc. - Class A	308,114
7,983	Keurig Dr. Pepper, Inc. (b)	281,640
23,419	Molson Coors Brewing Co. - Class B (b)	1,210,294
11,462	Monster Beverage Corp. (a)	619,063
17,481	PepsiCo, Inc.	3,186,786
32,099	The Coca-Cola Co.	1,991,101

		8,544,082

	Biotechnology - 2.00%
6,735	Amgen, Inc.	1,628,186
2,039	Biogen, Inc. (a)	566,903
2,514	BioMarin Pharmaceutical, Inc. (a)	244,461
37,670	Exelixis, Inc. (a)	731,175
17,824	Gilead Sciences, Inc.	1,478,857
10,362	Incyte Corp. (a)(b)	748,862
3,996	Ionis Pharmaceuticals, Inc. (a)	142,817
8,918	Moderna, Inc. (a)	1,369,627
3,133	Neurocrine Biosciences, Inc. (a)	317,122
1,545	Regeneron Pharmaceuticals, Inc. (a)	1,269,480
4,783	Sarepta Therapeutics, Inc. (a)	659,241
2,296	Seagen, Inc. (a)	464,871
4,060	United Therapeutics Corp. (a)	909,278
5,127	Vertex Pharmaceuticals, Inc. (a)	1,615,364

		12,146,244

	Building Products - 1.11%
4,380	A. O. Smith Corp. (b)	302,877
2,364	Advanced Drainage Systems, Inc. (b)	199,072
28,867	Builders FirstSource, Inc. (a)	2,562,812
5,412	Johnson Controls International PLC - ADR	325,911
1,985	Lennox International, Inc. (b)	498,791
9,739	Masco Corp. (b)	484,223
12,963	Masterbrand, Inc. (a)	104,222
15,547	Owens Corning, Inc.	1,489,403
1,772	Trane Technologies PLC - ADR	326,013
9,093	Trex Co., Inc. (a)(b)	442,556

		6,735,880

	Capital Markets - 1.93%
2,137	Affiliated Managers Group, Inc.	304,352
3,761	Ameriprise Financial, Inc.	1,152,746
5,046	Ares Management Corp. - Class A (b)	421,038
433	BlackRock, Inc. (b)	289,729
6,362	Evercore, Inc. - Class A (b)	734,048
1,497	FactSet Research Systems, Inc.	621,390
22,233	Franklin Resources, Inc. (b)	598,957
60,324	Invesco, Ltd. - ADR	989,314
21,031	Janus Henderson Group PLC - ADR	560,266
14,557	Lazard, Ltd. - Class A - ADR	481,982
3,658	LPL Financial Holdings, Inc. (b)	740,379
2,500	Moody’s Corp.	765,050
7,354	Morgan Stanley	645,681

See notes to financial statements.

GuideMark Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Capital Markets (Continued)
5,168	NASDAQ OMX Group, Inc.	$282,535
4,850	Raymond James Financial, Inc.	452,359
2,738	SEI Investments Co.	157,572
3,451	State Street Corp.	261,206
9,102	Stifel Financial Corp. (b)	537,837
2,206	The Bank of New York Mellon Corp.	100,241
9,301	The Blackstone Group, Inc. (b)	817,000
10,982	The Carlyle Group, Inc. (b)	341,101
9,361	The Charles Schwab Corp.	490,329

		11,745,112

	Chemicals - 1.24%
1,803	Air Products & Chemicals, Inc.	517,840
1,485	Albemarle Corp. (b)	328,244
3,330	Ashland Global Holdings, Inc.	342,024
7,063	CF Industries Holdings, Inc.	511,997
9,598	Corteva, Inc.	578,855
12,363	Dow, Inc.	677,740
24,495	Huntsman Corp.	670,183
2,495	Linde Plc - ADR	886,823
738	NewMarket Corp.	269,355
10,435	Olin Corp.	579,143
6,058	RPM International, Inc.	528,500
4,012	The Chemours Co.	120,119
13,635	The Mosaic Co.	625,574
7,601	Westlake Chemical Corp.	881,564

		7,517,961

	Commercial Services & Supplies - 0.57%
106,043	ADT, Inc.	766,691
677	Avery Dennison Corp.	121,135
2,738	Cintas Corp.	1,266,818
2,893	Clean Harbors, Inc. (a)	412,426
1,417	Republic Services, Inc.	191,607
18,949	Rollins, Inc.	711,156

		3,469,833

	Communications Equipment - 1.39%
5,464	Arista Networks, Inc. (a)	917,187
41,728	Cisco Systems, Inc.	2,181,331
2,096	F5 Networks, Inc. (a)	305,366
6,819	Juniper Networks, Inc.	234,710
4,743	Lumentum Holdings, Inc. (a)	256,170
2,864	Motorola Solutions, Inc.	819,476
4,311	Palo Alto Networks, Inc. (a)	861,079
14,898	Qualcomm, Inc.	1,900,687
3,562	Ubiquiti, Inc. (b)	967,760

		8,443,766

	Construction & Engineering - 0.40%
10,326	AECOM	870,688
2,388	KBR, Inc.	131,459
5,246	MasTec, Inc. (a)(b)	495,432
3,867	Quanta Services, Inc.	644,397
6,612	WillScot Mobile Mini Holdings Corp. (a)	309,971

		2,451,947

	Consumer Finance - 1.28%
56,139	Ally Financial, Inc. (b)	1,430,983
6,569	American Express Co.	1,083,557
13,562	Capital One Financial Corp.	1,304,122

Number of Shares		Value
	Consumer Finance (Continued)
710	Credit Acceptance Corp. (a)(b)	$309,588
6,753	Discover Financial Services	667,467
31,579	OneMain Holdings, Inc. (b)	1,170,949
1,909	Shift4 Payments, Inc. - Class A (a)(b)	144,702
33,642	SLM Corp.	416,824
42,282	Synchrony Financial (b)	1,229,561

		7,757,753

	Containers & Packaging - 0.34%
8,343	Ardagh Group SA - ADR (a)(c)(d)(f)	0
4,220	Berry Global Group, Inc.	248,558
19,574	Graphic Packaging Holding Co.	498,941
8,850	Silgan Holdings, Inc.	474,979
3,124	Sonoco Products Co. (b)	190,564
21,610	WestRock Co.	658,457

		2,071,499

	Distributors - 0.31%
5,638	Genuine Parts Co.	943,294
16,411	LKQ Corp.	931,488

		1,874,782

	Diversified Consumer Services - 0.31%
8,659	Grand Canyon Education, Inc. (a)	986,260
23,006	H&R Block, Inc. (b)	810,961
1,429	Service Corp. International (b)	98,287

		1,895,508

	Diversified Financial Services - 0.45%
6,074	Apollo Global Management, Inc.	383,634
23,931	Equitable Holdings, Inc.	607,608
36,405	Jefferies Financial Group, Inc.	1,155,495
8,526	Voya Financial, Inc. (b)	609,268

		2,756,005

	Diversified Telecommunication Services - 0.53%
60,189	AT&T, Inc.	1,158,638
518,918	Lumen Technologies, Inc. (b)	1,375,133
17,961	Verizon Communications, Inc.	698,503

		3,232,274

	Electric Utilities - 0.98%
5,290	American Electric Power Co., Inc. (b)	481,337
5,777	Constellation Energy Corp.	453,495
5,841	Duke Energy Corp.	563,481
5,954	Edison International	420,293
919	Entergy Corp.	99,013
794	Eversource Energy	62,138
11,163	Exelon Corp.	467,618
7,752	FirstEnergy Corp.	310,545
3,852	Hawaiian Electric Industries, Inc.	147,917
13,397	NextEra Energy, Inc.	1,032,641
9,054	OGE Energy Corp. (b)	340,974
38,518	PG&E Corp. (a)	622,836
9,698	PPL Corp.	269,507
7,509	The Southern Co. (b)	522,476
2,275	Xcel Energy, Inc.	153,426

		5,947,697

	Electrical Equipment - 0.72%
4,333	Acuity Brands, Inc. (b)	791,769
3,121	Agilent Technologies, Inc.	431,759
2,141	AMETEK, Inc.	311,152

See notes to financial statements.

GuideMark Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
2,572	Eaton Corp. PLC - ADR	$440,686
1,822	Emerson Electric Co.	158,769
2,018	Enphase Energy, Inc. (a)(b)	424,345
2,389	Hubbell, Inc. (b)	581,268
12,151	nVent Electric PLC - ADR	521,764
1,387	Regal Beloit Corp. (b)	195,192
1,227	Rockwell Automation, Inc. (b)	360,063
3,228	Sensata Technologies Holding PLC - ADR	161,465

		4,378,232

	Electronic Equipment, Instruments & Components - 0.56%
7,464	Amphenol Corp. - Class A	609,958
2,930	Avnet, Inc.	132,436
1,445	CDW Corp.	281,616
2,128	Cognex Corp. (b)	105,443
3,043	Dolby Laboratories, Inc. - Class A	259,933
7,721	Jabil, Inc. (b)	680,683
3,529	Keysight Technologies, Inc. (a)	569,863
11,309	National Instruments Corp.	592,705
4,542	Vontier Corp.	124,178
229	Zebra Technologies Corp. - Class A (a)(b)	72,822

		3,429,637

	Energy Equipment & Services - 0.16%
4,495	Halliburton Co.	142,222
11,049	NOV, Inc.	204,517
12,574	Schlumberger, Ltd. - ADR	617,383

		964,122

	Entertainment - 0.62%
3,690	Electronic Arts, Inc.	444,460
2,211	Liberty Media Corp. - Liberty Formula One - Class C (a)	165,449
1,989	Netflix, Inc. (a)	687,160
40,582	Playtika Holding Corp. (a)	456,953
1,953	Spotify Technology SA - ADR (a)	260,960
71,740	Warner Bros Discovery, Inc. (a)	1,083,274
7,187	World Wrestling Entertainment, Inc. - Class A (b)	655,886

		3,754,142

	Food & Staples Retailing - 2.43%
44,128	Albertsons Cos., Inc. - Class A	916,980
6,956	BJ’s Wholesale Club Holdings, Inc. (a)	529,143
4,345	Casey’s General Stores, Inc.	940,519
5,759	Costco Wholesale Corp.	2,861,474
26,487	CVS Health Corp.	1,968,249
2,442	Grocery Outlet Holding Corp. (a)(b)	69,011
29,574	Kroger Co.	1,460,068
9,659	Performance Food Group Co. (a)(b)	582,824
13,672	SYSCO Corp.	1,055,889
22,726	US Foods Holding Corp. (a)(b)	839,499
20,219	Walgreens Boots Alliance, Inc.	699,173
19,254	Walmart, Inc.	2,839,002

		14,761,831

	Food Products - 1.84%
13,453	Archer-Daniels-Midland Co.	1,071,666
828	Bunge, Ltd. - ADR	79,091
9,731	Campbell Soup Co. (b)	535,010
13,114	ConAgra Brands, Inc.	492,562

Number of Shares		Value
	Food Products (Continued)
1,855	Darling International, Inc. (a)(b)	$108,332
28,315	Flowers Foods, Inc. (b)	776,114
11,926	General Mills, Inc.	1,019,196
1,729	Hormel Foods Corp. (b)	68,953
4,284	Ingredion, Inc. (b)	435,811
7,893	Kellogg Co.	528,515
6,551	Lamb Weston Holdings, Inc.	684,711
8,527	Mondelez International, Inc. - Class A	594,502
34,670	Pilgrim’s Pride Corp. (a)(b)	803,651
12,414	Post Holdings, Inc. (a)(b)	1,115,646
4,385	The Hershey Co.	1,115,588
3,750	The J.M. Smucker Co.	590,137
20,369	The Kraft Heinz Co. (b)	787,669
6,565	Tyson Foods, Inc. - Class A	389,436

		11,196,590

	Gas Utilities - 0.33%
1,150	Atmos Energy Corp.	129,214
22,796	EQT Corp.	727,420
6,556	National Fuel Gas Co. (b)	378,543
21,910	UGI Corp. (b)	761,592

		1,996,769

	Health Care Equipment & Supplies - 1.15%
1,637	Align Technology, Inc. (a)	546,987
9,096	Boston Scientific Corp. (a)	455,073
3,246	Danaher Corp. (b)	818,122
4,524	Dentsply Sirona, Inc. (b)	177,703
3,109	DexCom, Inc. (a)	361,204
8,629	Edwards Lifesciences Corp. (a)	713,877
5,153	Globus Medical, Inc. - Class A (a)	291,866
1,747	Hologic, Inc. (a)	140,983
1,836	IDEXX Laboratories, Inc. (a)	918,147
1,333	Insulet Corp. (a)(b)	425,174
1,142	Intuitive Surgical, Inc. (a)	291,747
1,026	Novocure, Ltd. - ADR (a)	61,704
753	Penumbra, Inc. (a)(b)	209,853
1,982	ResMed, Inc.	434,038
1,733	Stryker Corp.	494,719
4,022	Tandem Diabetes Care, Inc. (a)(b)	163,333
477	West Pharmaceutical Services, Inc.	165,266
2,425	Zimmer Biomet Holdings, Inc.	313,310

		6,983,106

	Health Care Providers & Services - 3.23%
6,809	Acadia Healthcare Co., Inc. (a)(b)	491,950
4,223	Amedisys, Inc. (a)	310,602
2,943	AmerisourceBergen Corp.	471,204
3,247	Anthem, Inc.	1,493,003
8,553	Cardinal Health, Inc.	645,752
24,052	Centene Corp. (a)	1,520,327
1,178	Chemed Corp. (b)	633,470
8,592	Cigna Corp.	2,195,514
895	DaVita, Inc. (a)	72,593
5,009	Encompass Health Corp.	270,987
27,567	Enhabit, Inc. (a)	383,457
2,409	HCA Healthcare, Inc.	635,205
7,263	Henry Schein, Inc. (a)	592,225
2,164	Humana, Inc.	1,050,535
2,082	Laboratory Corp. of America Holdings	477,652
2,444	McKesson Corp.	870,186

See notes to financial statements.

GuideMark Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
856	Molina Healthcare, Inc. (a)	$228,971
6,032	Oak Street Health, Inc. (a)	233,318
1,510	PerkinElmer, Inc.	201,223
10,378	Premier, Inc. - Class A	335,936
2,505	Quest Diagnostics, Inc.	354,407
11,890	UnitedHealth Group, Inc.	5,619,095
4,520	Universal Health Services, Inc. - Class B	574,492

		19,662,104

	Hotels, Restaurants & Leisure - 1.28%
1,224	Airbnb, Inc. - Class A (a)(b)	152,266
15,155	Aramark (b)	542,549
5,739	Boyd Gaming Corp.	367,985
2,383	Darden Restaurants, Inc. (b)	369,746
2,309	Domino’s Pizza, Inc.	761,670
2,541	Hyatt Hotels Corp. - Class A (a)(b)	284,058
2,159	Las Vegas Sands Corp. (a)	124,034
1,742	Marriott International, Inc. - Class A	289,242
3,034	Marriott Vacations Worldwide Corp.	409,165
5,144	McDonald’s Corp.	1,438,314
11,590	MGM Resorts International	514,828
34,218	Penn National Gaming, Inc. (a)(b)	1,014,906
5,644	Starbucks Corp.	587,710
6,813	Yum! Brands, Inc.	899,861

		7,756,334

	Household Durables - 0.79%
2,785	DR Horton, Inc. (b)	272,067
901	Garmin, Ltd. - ADR	90,929
10,473	Lennar Corp. - Class A	1,100,817
10,454	Lennar Corp. - Class B	933,647
98	NVR, Inc. (a)	546,075
2,302	PulteGroup, Inc.	134,160
13,089	Tempur Sealy International, Inc. (b)	516,884
19,741	Toll Brothers, Inc.	1,185,052

		4,779,631

	Household Products - 0.94%
2,917	Clorox Co. (b)	461,586
13,377	Colgate-Palmolive Co.	1,005,281
2,245	Kimberly-Clark Corp.	301,324
26,426	The Procter & Gamble Co.	3,929,282

		5,697,473

	Independent Power and Renewable Electricity Producers - 0.43%
17,385	AES Corp. (b)	418,631
17,587	Brookfield Renewable Corp. - Class A - ADR	614,666
28,511	NRG Energy, Inc. (b)	977,642
25,147	Vistra Energy Corp.	603,528

		2,614,467

	Industrial Conglomerates - 0.55%
2,850	3M Co.	299,564
2,727	Carlisle Companies, Inc.	616,493
9,886	General Electric Co. (b)	945,102
4,839	Honeywell International, Inc.	924,830
147	Seaboard Corp. (b)	554,191

		3,340,180

Number of Shares		Value
	Insurance - 3.71%
8,281	Aflac, Inc.	$534,290
2,958	American Financial Group, Inc.	359,397
25,785	American International Group, Inc.	1,298,533
1,788	Aon PLC - Class A - ADR	563,738
8,628	Arch Capital Group, Ltd. - ADR (a)	585,582
3,800	Arthur J. Gallagher & Co.	726,978
6,608	Assured Guaranty, Ltd. - ADR	332,184
5,972	Axis Capital Holdings, Ltd. - ADR	325,593
14,508	Berkshire Hathaway, Inc. - Class B (a)	4,479,635
16,369	Brighthouse Financial, Inc. (a)(b)	722,037
2,932	Chubb, Ltd. - ADR	569,336
1,436	Cincinnati Financial Corp.	160,947
8,141	CNA Financial Corp.	317,743
2,299	Erie Indemnity Co. - Class A (b)	532,586
1,230	Everest Re Group, Ltd. - ADR	440,365
9,656	F&G Annuities & Life, Inc.	174,967
20,402	Fidelity National Financial, Inc.	712,642
3,785	Globe Life, Inc. (b)	416,426
4,677	Hartford Financial Services Group, Inc.	325,940
5,876	Loews Corp.	340,925
8,724	Marsh & McLennan Cos., Inc.	1,452,982
11,741	MetLife, Inc. (b)	680,274
25,640	Old Republic International Corp. (b)	640,231
1,333	Primerica, Inc.	229,596
11,154	Principal Financial Group, Inc. (b)	828,965
3,297	Reinsurance Group of America, Inc.	437,710
997	RenaissanceRe Holdings, Ltd. - ADR	199,739
6,185	Ryan Specialty Holdings, Inc. (a)(b)	248,884
3,637	The Allstate Corp.	403,016
5,934	The Progressive Corp.	848,918
1,983	The Travelers Cos., Inc.	339,906
30,546	Unum Group	1,208,400
6,600	W.R. Berkley Corp.	410,916
328	White Mountains Insurance Group, Ltd. - ADR	451,817
1,184	Willis Towers Watson PLC - ADR	275,138

		22,576,336

	Interactive Media & Services - 3.53%
70,937	Alphabet, Inc. - Class A (a)	7,358,295
64,128	Alphabet, Inc. - Class C (a)	6,669,312
11,622	Match Group, Inc. (a)	446,169
25,133	Meta Platforms, Inc. - Class A (a)	5,326,688
31,325	Pinterest, Inc. - Class A (a)	854,233
15,540	TripAdvisor, Inc. (a)	308,624
5,597	Zillow Group, Inc. - Class A (a)	244,589
6,011	Zillow Group, Inc. - Class C (a)	267,309

		21,475,219

	Internet & Direct Marketing Retail - 2.15%
101,709	Amazon.com, Inc. (a)	10,505,523
378	Booking Holdings, Inc. (a)	1,002,611
5,477	eBay, Inc.	243,015
5,598	Etsy, Inc. (a)(b)	623,225
2,939	Expedia Group, Inc. (a)	285,171
12,445	Wayfair, Inc. - Class A (a)(b)	427,361

		13,086,906

	IT Services - 3.84%
7,973	Accenture PLC - Class A - ADR	2,278,763
5,531	Akamai Technologies, Inc. (a)	433,077
7,417	Amdocs, Ltd. - ADR	712,255

See notes to financial statements.

GuideMark Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	IT Services (Continued)
4,631	Automatic Data Processing, Inc.	$1,031,000
5,749	Booz Allen Hamilton Holding Corp.	532,875
3,279	CACI International, Inc. - Class A (a)	971,502
14,162	Cognizant Technology Solutions Corp. - Class A	862,891
4,398	Concentrix Corp. (b)	534,577
92,322	DXC Technology Co. (a)	2,359,750
643	EPAM Systems, Inc. (a)(b)	192,257
1,771	Euronet Worldwide, Inc. (a)	198,175
3,805	Fidelity National Information Services, Inc.	206,726
9,420	Fiserv, Inc. (a)	1,064,743
487	FleetCor Technologies, Inc. (a)(b)	102,684
2,617	Gartner, Inc. (a)	852,540
5,124	Genpact, Ltd. - ADR	236,831
2,328	GoDaddy, Inc. - Class A (a)	180,932
3,174	Leidos Holdings, Inc.	292,198
8,346	MasterCard, Inc. - Class A	3,033,020
5,565	Paychex, Inc.	637,693
6,965	Science Applications International Corp.	748,459
36,755	The Western Union Co.	409,818
27,025	Thoughtworks Holding, Inc. (a)	198,904
4,817	T-Mobile USA, Inc. (a)	697,694
4,117	VeriSign, Inc. (a)	870,046
13,816	Visa, Inc. - Class A (b)	3,114,955
1,777	WEX, Inc. (a)	326,773
2,734	Wix.com, Ltd. - ADR (a)	272,853

		23,353,991

	Leisure Products - 0.28%
17,833	Mattel, Inc. (a)(b)	328,305
1,427	Polaris Industries, Inc. (b)	157,869
1,472	Pool Corp. (b)	504,072
17,720	YETI Holdings, Inc. (a)(b)	708,800

		1,699,046

	Life Sciences Tools & Services - 0.94%
3,733	10X Genomics, Inc. - Class A (a)	208,264
11,646	Avantor, Inc. (a)	246,196
2,723	Bruker Corp.	214,681
426	IQVIA Holdings, Inc. (a)	84,727
581	Mettler-Toledo International, Inc. (a)(b)	889,052
49,627	Syneos Health, Inc. (a)	1,767,714
2,923	Thermo Fisher Scientific, Inc. (b)	1,684,730
1,994	Waters Corp. (a)	617,402

		5,712,766

	Machinery - 2.39%
1,851	AGCO Corp.	250,255
12,055	Allison Transmission Holdings, Inc.	545,368
2,707	Caterpillar, Inc.	619,470
1,039	Crane Holdings Co.	117,927
2,273	Cummins, Inc. (b)	542,974
2,209	Deere & Co.	912,052
9,498	Donaldson Co., Inc.	620,599
14,290	Esab Corp. (b)	844,110
2,729	Fortive Corp. (b)	186,036
49,452	Gates Industrial Corp PLC - ADR (a)	686,888
5,597	Graco, Inc. (b)	408,637
1,468	IDEX Corp.	339,152
3,388	Illinois Tool Works, Inc. (b)	824,809
4,557	Ingersoll Rand, Inc. (b)	265,126

Number of Shares		Value
	Machinery (Continued)
1,760	ITT, Inc.	$151,888
5,119	Lincoln Electric Holdings, Inc. (b)	865,623
2,270	Nordson Corp. (b)	504,530
11,912	Oshkosh Corp. (b)	990,840
7,266	Otis Worldwide Corp. (b)	613,251
9,302	PACCAR, Inc.	680,906
1,926	Parker-Hannifin Corp.	647,348
2,044	Snap-on, Inc. (b)	504,643
2,785	The Timken Co. (b)	227,590
5,584	The Toro Co. (a)	620,718
1,832	Valmont Industries, Inc.	584,921
6,174	Wabtec Corp.	623,945
3,302	Xylem, Inc. (b)	345,719

		14,525,325

	Marine - 0.04%
3,493	Kirby Corp. (a)	243,462

	Media - 1.37%
37,405	Comcast Corp. - Class A	1,418,024
27,059	Fox Corp. - Class A (b)	921,359
28,555	Fox Corp. - Class B	894,057
34,791	Liberty Media Corp.-Liberty SiriusXM - Class A (a)	977,279
35,418	Liberty Media Corp.-Liberty SiriusXM - Class C (a)	991,350
47,972	News Corp. - Class A	828,476
46,028	News Corp. - Class B (b)	802,268
4,542	Nexstar Media Group, Inc. (b)	784,222
1,337	Omnicom Group, Inc.	126,133
84,549	Sirius XM Holdings, Inc. (b)	335,659
6,819	The New York Times Co. - Class A (b)	265,123

		8,343,950

	Metals & Mining - 1.11%
50,438	Cleveland-Cliffs, Inc. (a)	924,529
9,522	Nucor Corp.	1,470,863
6,398	Reliance Steel & Aluminum Co.	1,642,622
13,343	Steel Dynamics, Inc.	1,508,560
46,935	United States Steel Corp. (b)	1,225,003

		6,771,577

	Multiline Retail - 1.03%
2,423	Burlington Stores, Inc. (a)	489,688
4,707	Dollar General Corp.	990,635
3,988	Dollar Tree, Inc. (a)	572,477
22,127	Kohl’s Corp. (b)	520,870
111,914	Macy’s, Inc.	1,957,376
42,391	Nordstrom, Inc. (b)	689,702
6,457	Target Corp. (b)	1,069,473

		6,290,221

	Multi-Utilities - 0.49%
2,368	Ameren Corp.	204,572
13,353	CenterPoint Energy, Inc.	393,379
1,600	CMS Energy Corp.	98,208
6,339	Consolidated Edison, Inc. (b)	606,452
3,430	Dominion Energy, Inc.	191,771
3,096	DTE Energy Co.	339,136
7,413	MDU Resources Group, Inc.	225,948
9,931	NiSource, Inc.	277,671
3,027	Sempra Energy	457,561

See notes to financial statements.

GuideMark Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
1,941	WEC Energy Group, Inc.	$183,988

		2,978,686

	Oil, Gas & Consumable Fuels - 4.99%
25,738	Antero Midstream Corp.	269,992
27,087	Antero Resources Corp. (a)	625,439
19,839	APA Corp. (b)	715,394
16,111	Cabot Oil & Gas Corp.	395,364
2,554	Cheniere Energy, Inc.	402,510
5,765	Chesapeake Energy Corp. (b)	438,371
20,726	Chevron Corp.	3,381,654
15,411	ConocoPhillips	1,528,925
14,590	Devon Energy Corp.	738,400
3,471	Diamondback Energy, Inc.	469,175
10,037	EOG Resources, Inc.	1,150,541
51,037	Exxon Mobil Corp.	5,596,717
4,967	Hess Corp.	657,333
22,678	HF Sinclair Corp.	1,097,162
20,499	Kinder Morgan, Inc. (b)	358,938
45,613	Marathon Oil Corp.	1,092,888
16,731	Marathon Petroleum Corp.	2,255,841
13,039	New Fortress Energy, Inc. (b)	383,738
15,029	Occidental Petroleum Corp. (b)	938,260
6,520	ONEOK, Inc.	414,281
16,916	OVINTIV, Inc.	610,329
9,105	PDC Energy, Inc.	584,359
15,129	Phillips 66	1,533,778
3,162	Pioneer Natural Resources Co.	645,807
11,115	Range Resources Corp.	294,214
80,736	Southwestern Energy Co. (a)	403,680
6,923	Targa Resources Corp.	505,033
319	Texas Pacific Land Corp.	542,625
2,976	The Williams Companies, Inc. (b)	88,863
12,955	Valero Energy Corp.	1,808,518
21,103	Vitesse Energy, Inc. (b)	401,590

		30,329,719

	Paper & Forest Products - 0.14%
15,112	Louisiana-Pacific Corp. (b)	819,222

	Personal Care Products - 0.03%
39,892	Olaplex Holdings, Inc. (a)	170,339

	Personal Products - 0.30%
83,307	Coty, Inc. - Class A (a)(b)	1,004,682
3,254	The Estee Lauder Cos., Inc. - Class A	801,981

		1,806,663

	Pharmaceuticals - 4.77%
13,436	Abbott Laboratories	1,360,529
26,086	AbbVie, Inc.	4,157,326
35,762	Bristol-Myers Squibb Co.	2,478,664
143,625	Elanco Animal Health, Inc. (a)	1,350,075
11,642	Eli Lilly & Co.	3,998,096
3,875	Horizon Therapeutics PLC - ADR (a)	422,918
2,516	Jazz Pharmaceuticals PLC - ADR (a)	368,166
34,026	Johnson & Johnson	5,274,030
arda	Merck & Co., Inc.	3,752,269
3,999	Perrigo Co. PLC - ADR	143,444
73,961	Pfizer, Inc.	3,017,609
2,426	Royalty Pharma PLC - Class A - ADR	87,409

Number of Shares		Value
	Pharmaceuticals (Continued)
201,945	Viatris, Inc.	$1,942,711
3,939	Zoetis, Inc. (b)	655,607

		29,008,853

	Professional Services - 0.46%
4,365	CoStar Group, Inc. (a)	300,530
11,443	Dun & Bradstreet Holdings, Inc.	134,341
2,315	FTI Consulting, Inc. (a)(b)	456,865
13,663	ManpowerGroup, Inc.	1,127,608
9,456	Robert Half International, Inc.	761,870

		2,781,214

	Real Estate Management & Development - 0.08%
6,642	CBRE Group, Inc. - Class A (a)	483,604

	Road & Rail - 0.64%
1,036	J.B. Hunt Transport Services, Inc. (b)	181,776
22,310	Knight-Swift Transportation Holdings, Inc.	1,262,300
5,668	Landstar System, Inc. (b)	1,016,046
2,124	Old Dominion Freight Line, Inc.	723,944
22,769	RXO, Inc. (a)(b)	447,183
9,554	Schneider National, Inc. - Class B	255,570

		3,886,819

	Semiconductors & Semiconductor Equipment - 4.51%
9,703	Advanced Micro Devices, Inc. (a)	950,991
16,911	Allegro MicroSystems, Inc. (a)(b)	811,559
3,197	Analog Devices, Inc.	630,512
11,859	Applied Materials, Inc.	1,456,641
4,503	Broadcom, Inc.	2,888,855
9,319	Cirrus Logic, Inc. (a)	1,019,312
3,152	First Solar, Inc. (a)	685,560
19,238	Intel Corp.	628,505
2,868	KLA-Tencor Corp.	1,144,820
1,794	Lam Research Corp. (b)	951,035
8,250	Lattice Semiconductor Corp. (a)	787,875
2,041	Microchip Technology, Inc.	170,995
15,876	Micron Technology, Inc. (b)	957,958
7,699	MKS Instruments, Inc. (b)	682,285
1,600	Monolithic Power Systems, Inc. (b)	800,864
27,744	NVIDIA Corp.	7,706,451
17,003	ON Semiconductor Corp. (a)	1,399,687
7,249	Qorvo, Inc. (a)	736,281
2,670	Skyworks Solutions, Inc.	315,007
7,059	Teradyne, Inc. (b)	758,913
10,294	Texas Instruments, Inc. (b)	1,914,787

		27,398,893

	Software - 8.71%
5,494	Adobe Systems, Inc. (a)	2,117,223
5,948	Alteryx, Inc. - Class A (a)	349,980
85,319	AppLovin Corp. - Class A (a)(b)	1,343,774
4,644	Atlassian Corp. - Class A (a)(b)	794,914
3,212	Autodesk, Inc. (a)	668,610
7,846	Cadence Design System, Inc. (a)	1,648,366
4,629	Datadog, Inc. - Class A (a)	336,343
11,768	DocuSign, Inc. (a)(b)	686,075
34,397	Dropbox, Inc. - Class A (a)	743,663
4,833	Elastic NV - ADR (a)	279,831
1,413	Fair Isaac Corp. (a)	992,901
18,088	Fortinet, Inc. (a)	1,202,129
1,678	HubSpot, Inc. (a)(b)	719,443

See notes to financial statements.

GuideMark Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
15,025	Informatica, Inc. - Class A (a)	$246,410
2,045	Intuit, Inc.	911,722
2,996	Jack Henry & Associates, Inc. (b)	451,557
5,113	Manhattan Associates, Inc. (a)	791,748
104,738	Microsoft Corp.	30,195,966
5,866	New Relic, Inc. (a)	441,651
20,581	Nutanix, Inc. - Class A (a)	534,900
9,020	Oracle Corp.	838,138
17,369	Pegasystems, Inc. (b)	842,049
15,070	RingCentral, Inc. - Class A (a)	462,197
4,895	salesforce.com, Inc. (a)	977,923
2,067	ServiceNow, Inc. (a)	960,576
11,043	Smartsheet, Inc. - Class A (a)	527,855
4,353	Splunk, Inc. (a)	417,366
4,607	SS&C Technologies Holdings, Inc.	260,157
2,781	Synopsys, Inc. (a)	1,074,161
2,806	VMware, Inc. - Class A (a)	350,329
1,157	Workday, Inc. - Class A (a)	238,967
7,380	Zoom Video Communications, Inc. - Class A (a)	544,939

		52,951,863

	Specialty Retail - 4.05%
1,688	Advance Auto Parts, Inc.	205,278
16,697	AutoNation, Inc. (a)(b)	2,243,409
642	AutoZone, Inc. (a)	1,578,132
16,766	Bath & Body Works, Inc. (b)	613,300
7,733	Best Buy Co., Inc. (b)	605,262
14,657	CarMax, Inc. (a)(b)	942,152
7,880	Dick’s Sporting Goods, Inc. (b)	1,118,093
2,505	Floor & Decor Holdings, Inc. - Class A (a)(b)	246,041
7,342	GameStop Corp. - Class A (a)(b)	169,013
30,664	Leslie’s, Inc. (a)(b)	337,611
1,532	Lithia Motors, Inc. (b)	350,721
9,813	Lowe’s Cos., Inc.	1,962,305
2,117	O’Reilly Automotive, Inc. (a)	1,797,291
15,444	Penske Automotive Group, Inc. (b)	2,190,114
7,473	Petco Health & Wellness Co., Inc. (a)	67,257
5,183	Ross Stores, Inc.	550,072
2,142	Sherwin-Williams Co.	481,457
38,075	The Gap, Inc. (b)	382,273
12,073	The Home Depot, Inc.	3,562,984
16,233	The TJX Cos., Inc.	1,272,018
4,309	Tractor Supply Co. (b)	1,012,787
2,927	Ulta Beauty, Inc. (a)	1,597,176
14,546	Victoria’s Secret & Co. (a)(b)	496,746
7,041	Williams Sonoma, Inc. (b)	856,608

		24,638,100

	Technology Hardware, Storage & Peripherals - 6.91%
217,615	Apple, Inc.	35,884,714
28,897	Hewlett Packard Enterprise Co.	460,329
8,397	HP, Inc.	246,452
11,395	International Business Machines Corp.	1,493,771
68,438	NCR Corp. (a)	1,614,452
6,077	NetApp, Inc.	388,016
18,395	Pure Storage, Inc. - Class A (a)	469,256
29,616	Teradata Corp. (a)	1,192,933
6,265	Western Digital Corp. (a)	236,003

		41,985,926

Number of Shares		Value
	Textiles, Apparel & Luxury Goods - 1.64%
10,991	Capri Holdings, Ltd. - ADR (a)	$516,577
7,250	Carter’s, Inc. (b)	521,420
6,335	Columbia Sportswear Co.	571,670
2,479	Deckers Outdoor Corp. (a)	1,114,434
2,982	lululemon athletica, Inc. (a)	1,086,015
12,032	NIKE, Inc. - Class B	1,475,605
11,479	PVH Corp.	1,023,468
5,399	Ralph Lauren Corp. (b)	629,901
10,632	Skechers U.S.A., Inc. - Class A (a)	505,233
19,991	Tapestry, Inc. (b)	861,812
84,910	Under Armour, Inc. - Class A (a)	805,796
74,351	Under Armour, Inc. - Class C (a)	634,214
10,118	VF Corp.	231,803

		9,977,948

	Thrifts & Mortgage Finance - 0.15%
30,767	MGIC Investment Corp.	412,893
96,688	UWM Holdings Corp. (b)	474,738

		887,631

	Tobacco - 0.45%
20,158	Altria Group, Inc.	899,450
18,734	Philip Morris International, Inc.	1,821,881

		2,721,331

	Trading Companies & Distributors - 0.88%
2,823	Air Lease Corp.	111,142
14,970	Fastenal Co.	807,482
7,330	MSC Industrial Direct Co., Inc. - Class A	615,720
3,415	SiteOne Landscape Supply, Inc. (a)(b)	467,411
760	United Rentals, Inc.	300,778
23,778	Univar Solutions, Inc. (a)	832,943
1,961	W.W. Grainger, Inc. (b)	1,350,756
1,989	Watsco, Inc. (b)	632,820
1,627	WESCO International, Inc.	251,437

		5,370,489

	Total Common Stocks (Cost $377,770,763)	572,560,931

	INVESTMENT COMPANIES - 3.24%
	Domestic Equity Funds - 3.24%
52,364	Vanguard S&P 500 ETF	19,692,529

	Total Investment Companies (Cost $15,789,347)	19,692,529

	REAL ESTATE INVESTMENT TRUSTS - 1.44%
	Real Estate Investment Trusts - 1.44%
13,991	Annaly Capital Management, Inc. (b)	267,368
46,700	Douglas Emmett, Inc. (b)	575,811
5,185	EPR Properties (b)	197,548
11,236	Gaming and Leisure Properties, Inc.	584,946
12,617	Highwoods Properties, Inc.	292,588
16,370	Host Hotels & Resorts, Inc. (b)	269,941
190,835	Hudson Pacific Properties, Inc. (b)	1,269,053
7,387	Iron Mountain, Inc. (b)	390,846
5,301	Kilroy Realty Corp. (b)	171,752
9,370	National Retail Properties, Inc.	413,686
90,729	Park Hotels & Resorts, Inc. (b)	1,121,410
4,302	Realty Income Corp. (b)	272,403
147,837	Rithm Capital Corp. (b)	1,182,696
9,456	Starwood Property Trust, Inc. (b)	167,277

See notes to financial statements.

GuideMark Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued)
	Real Estate Investment Trusts (Continued)
18,922	VICI Properties, Inc. (b)	$617,236
40,157	Vornado Realty Trust (b)	617,213
4,269	WP Carey, Inc. (b)	330,634

	Total Real Estate Investment Trusts (Cost $10,201,894)	8,742,408

	SHORT TERM INVESTMENTS - 0.91%
	Money Market Funds - 0.91%
5,518,049	JPMorgan U.S. Government Money Market Fund Effective Yield, 4.73% (e)	5,518,049

	Total Short Term Investments (Cost $5,518,049)	5,518,049

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 16.38%
99,549,037	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 4.93% (e)	99,549,037

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $99,549,037)	99,549,037

	Total Investments (Cost $508,829,090) - 116.16%	706,062,954
	Liabilities in Excess of Other Assets - (16.16)%	(98,219,320)

	TOTAL NET ASSETS - 100.00%	$607,843,634

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	As of March 31, 2023, the Valuation Committee has fair valued this security. The value of this security was $0, which represents 0.00% of total assets.
(e)	Seven-day yield as of March 31, 2023.
(f)	This security has been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.

Glossary of Terms

ADR	-	American Depositary Receipt

See notes to financial statements.

GuideMark Emerging Markets Fund

SCHEDULE OF INVESTMENTS

March 31, 2023

Number of Shares		Value
	COMMON STOCKS - 93.15%
	Bermuda - 0.06%
36,001	Alibaba Health Information Technology Ltd. (a)	$25,965

	Brazil - 3.34%
12,706	Ambev SA (a)	36,024
8,712	B3 SA - Brasil Bolsa Balcao	17,756
15,847	Banco do Brasil SA	122,375
33,563	BB Seguridade Participacoes SA	215,213
9,249	Cia de Saneamento Basico do Estado de Sao Paulo	92,263
2,999	CPFL Energia SA	18,757
5,362	Hypermarcas SA	40,095
17,024	JBS SA	59,787
13,627	Natura & Co., Holding SA (a)	35,489
5,802	Petro Rio SA (a)	35,750
42,474	Petroleo Brasileiro SA	222,407
17,921	Raia Drogasil SA	86,238
9,981	Sendas Distribuidora S/A	30,563
2,452	SUZANO SA	20,159
4,548	Telefonica Brasil SA	34,735
24,590	Vale SA	388,612
11,516	Vibra Energia SA	33,014
4,552	WEG SA	36,373

		1,525,610

	Cayman Islands - 8.13%
4,242	360 DigiTech, Inc. - ADR	82,295
18,671	3SBio, Inc.	18,582
10,089	Akeso, Inc. (a)	52,092
84,250	Alibaba Group Holding, Ltd. (a)	1,067,068
10,326	Baidu, Inc. - Class A (a)	194,555
1,383	BeiGene Ltd. (a)	23,020
16,912	C&D International Investment Group Ltd.	55,543
171,507	China Evergrande Group (a)(e)(f)(g)	0
84,652	China Feihe, Ltd.	63,443
64,482	China Medical System Holdings, Ltd.	101,738
5,941	China Meidong Auto Holdings, Ltd.	12,814
8,006	China Resources Land, Ltd.	36,458
26,053	Chinasoft International, Ltd.	16,505
16,923	Chow Tai Fook Jewellery Group, Ltd.	33,628
1,641	Daqo New Energy Corp. - ADR (a)	76,864
26,212	Dongyue Group, Ltd.	27,092
64,718	Haidilao International Holding, Ltd.	175,398
4,278	Hygeia Healthcare Holdings Co Ltd. (a)	30,504
5,220	Innovent Biologics, Inc. (a)	23,414
2,985	JD Health International, Inc. (a)	22,134
9,211	JD.com, Inc. - Class A	201,133
35,061	Jiumaojiu International Holdings, Ltd.	83,351
10,815	East Buy Holdings, Ltd. (a)	46,294
6,861	Kuaishou Technology (a)	52,756
23,733	Lufax Holding, Ltd. - ADR	48,415
21,802	Meituan - Class B (a)	395,537
1,034	MINISO Group Holding Ltd. - ADR	18,343
5,922	NetEase, Inc.	104,540
12,813	New Oriental Education & Technology Group, Inc. (a)	49,171
507	Parade Technologies, Ltd.	17,553
2,501	PDD Holdings, Inc. - ADR (a)	189,826
3,236	Silergy Corp.	51,377
11,310	Tongcheng Travel Holdings Ltd. (a)	24,619
138,091	Topsports International Holdings, Ltd.	125,877
1,255	Trip.com Group Ltd. - ADR (a)	47,276

Number of Shares		Value
	Cayman Islands (Continued)
2,656	Wuxi Biologics Cayman, Inc. (a)	$16,366
9,436	Xiaomi Corp. - Class B (a)	14,522
21,830	Yadea Group Holdings, Ltd.	56,232
15,083	Zhen Ding Technology Holding, Ltd.	56,751

		3,713,086

	Chile - 0.18%
26,564	Cencosud SA	51,331
3,758	Cia Cervecerias Unidas SA	28,904

		80,235

	China - 23.49%
283,724	Agricultural Bank of China, Ltd. - Series H	105,070
5,155	Aier Eye Hospital Group Co., Ltd. - Class A	23,299
51,421	Air China, Ltd. - Series H (a)	45,989
11,207	ANTA Sports Products, Ltd.	162,716
698,225	Bank of China, Ltd. - Series H	267,676
90,100	Bank of Communications Co., Ltd. - Class A	67,023
162,883	Bank of Communications Co., Ltd. - Series H	102,438
85,100	BBMG Corp. - Class A	30,343
1,711	Beijing Tongrentang Co., Ltd. - Class A	13,738
3,200	Beijing United Information Technology Co., Ltd. - Class A	38,645
2,755	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	46,567
28,900	Beijing Yanjing Brewery Co., Ltd. - Class A	58,901
1,600	Bloomage Biotechnology Corp, Ltd. - Class A	26,422
2,131	BYD Co., Ltd. - Series H	62,686
12,800	By-health Co., Ltd. - Class A	39,704
1,500	Changchun High & New Technology Industry Group, Inc. - Class A	35,673
5,084	Chengxin Lithium Group Co., Ltd. - Class A	25,537
569,672	China Cinda Asset Management Co., Ltd. - Series H	72,001
268,528	China CITIC Bank Corp., Ltd. - Series H	135,086
153,233	China Coal Energy Co., Ltd. - Series H	116,286
222,759	China Communications Services Corp., Ltd. - Series H	109,612
549,881	China Construction Bank Corp. - Series H	355,880
100,600	China Everbright Bank Co., Ltd. - Class A	44,066
347,000	China Everbright Bank Co., Ltd. - Series H	105,266
84,801	China Hongqiao Group, Ltd.	81,492
24,467	China Life Insurance Company Ltd. - Series H	40,152
14,800	China Meheco Co., Ltd. - Class A	29,626
17,280	China Merchants Bank Co., Ltd. - Series H	87,748
39,900	China Merchants Energy Shipping Co., Ltd. - Class A	40,722
112,125	China National Building Material Co., Ltd. - Series H	92,158
3,100	China National Software & Service Co Ltd. - Class A	31,108
31,622	China Oilfield Services, Ltd. - Series H	32,507
53,500	China Petroleum & Chemical Corp. - Class A	43,727
320,832	China Petroleum & Chemical Corp. - Series H	189,329
194,967	China Resources Pharmaceutical Group, Ltd.	154,268
13,865	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	116,075
11,100	China Shenhua Energy Co., Ltd. - Series A	45,481
33,615	China Shenhua Energy Co., Ltd. - Series H	105,784
615	China Tourism Group Duty Free Corp, Ltd. - Class A	16,423

See notes to financial statements.

GuideMark Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	China (Continued)
105,400	China United Network Communications, Ltd. - Class A	$83,157
2,793	China Zhenhua Group Science & Technology Co., Ltd. - Class A	36,640
3,700	Chongqing Brewery Co., Ltd. - Class A	67,365
1,284	Chongqing Zhifei Biological Products Co., Ltd. - Class A	15,342
31,300	COSCO SHIPPING Energy Transportation Co., Ltd. - Class A	61,672
112,436	COSCO SHIPPING Holdings Co., Ltd. - Series H	126,758
197,349	Country Garden Holdings Co., Ltd.	55,413
160,393	CSPC Pharmaceutical Group, Ltd.	157,236
20,000	Daan Gene Co., Ltd. - Class A	46,887
11,760	DaShenLin Pharmaceutical Group Co., Ltd. - Class A	63,775
87,253	Dongfeng Motor Group Co., Ltd. - Series H	40,988
4,800	Ecovacs Robotics Co., Ltd. - Class A	57,595
30,833	Focus Media Information Technology Co., Ltd. - Class A	30,799
700	G-bits Network Technology Xiamen Co., Ltd. - Class A	48,511
74,400	GD Power Development Co., Ltd. - Class A (a)	41,196
18,100	Gemdale Corp. - Class A	22,052
38,114	Guanghui Energy Co., Ltd. - Class A	51,315
3,000	Guangzhou Kingmed Diagnostics Group Co., Ltd. - Class A	38,480
6,379	Guangzhou Tinci Materials Technology Co., Ltd. - Class A	39,009
42,500	Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	56,337
9,000	Hangzhou Robam Appliances Co., Ltd. - Class A	37,170
17,300	Henan Shenhuo Coal & Power Co., Ltd. - Class A	44,516
3,900	Hithink RoyalFlush Information Network Co., Ltd. - Class A	116,164
6,869	Huadong Medicine Co., Ltd. - Class A	46,320
63,100	Huaxia Bank Co., Ltd. - Class A	49,453
8,100	Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	33,631
8,446	Hubei Xingfa Chemicals Group Co., Ltd. - Class A	37,481
5,200	Hundsun Technologies, Inc. - Class A	40,297
269,446	Industrial & Commercial Bank of China, Ltd. - Series H	143,194
3,456	Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	14,619
8,800	Jafron Biomedical Co., Ltd. - Class A	38,871
8,200	Jiangsu Hengrui Medicine Co., Ltd. - Class A	51,088
18,000	Jiangxi Copper Co., Ltd. - Class A	51,812
33,415	Jiangxi Copper Co., Ltd. Series H	56,572
2,300	JiuGui Liquor Co., Ltd. - Class A	43,221
21,371	Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	40,990
200	Kweichow Moutai Co., Ltd. - Class A	52,832
140,696	Lenovo Group, Ltd.	152,432
16,845	Li Ning Co., Ltd.	132,468
9,989	Longfor Properties Co., Ltd.	28,173
1,400	Luzhou Laojiao Co., Ltd. - Class A	51,703
19,600	Meihua Holdings Group Co Ltd. - Class A	27,914
136,400	Metallurgical Corp of China, Ltd. - Class A	77,403

Number of Shares		Value
	China (Continued)
3,200	Ningbo Tuopu Group Co., Ltd. - Class A	$29,990
25,169	Nongfu Spring Co., Ltd. - Class H	145,120
43,500	Offshore Oil Engineering Co Ltd. - Class A	38,803
272,281	PetroChina Co., Ltd - Series H	160,846
61,600	PetroChina Co., Ltd. - Class A	53,040
137,185	PICC Property & Casualty Co., Ltd. - Series H	139,944
29,743	Ping An Insurance Group Co. of China, Ltd. - Series H	192,414
4,180	Proya Cosmetics Co., Ltd. - Class A	110,687
2,600	Sangfor Technologies, Inc. - Class A	56,065
14,800	Seazen Holdings Co., Ltd. - Class A (a)	35,096
1,650	SG Micro Corp. - Class A	37,335
15,400	Shaanxi Coal Industry Co., Ltd. - Class A	45,580
18,800	Shan Xi Hua Yang Group New Energy Co., Ltd. - Class A	37,749
21,100	Shandong Buchang Pharmaceuticals Co., Ltd. - Class A	60,901
5,639	Shanghai Fudan Microelectronics Group Co Ltd. - Series H	20,837
1,498	Shanghai International Airport Co., Ltd. - Class A (a)	12,154
6,100	Shanghai M&G Stationery, Inc. - Class A	43,589
1,100	Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	43,498
5,700	Shenzhen Kstar Science And Technology Co Ltd. - Class A	38,793
6,800	Shenzhen Salubris Pharmaceuticals Co Ltd. - Class A	35,030
11,770	Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	49,827
35,432	Shimao Property Holdings, Ltd. (a)(e)(f)(g)	9,658
6,400	Sichuan Kelun Pharmaceutical Co Ltd. - Class A	26,507
3,200	Sichuan Swellfun Co., Ltd. - Class A	35,057
1,000	Skshu Paint Co., Ltd. - Class A (a)	16,939
46,301	Sunac China Holdings, Ltd. (a)(e)(f)(g)	12,975
3,300	Canmax Technologies Co., Ltd - Class A	24,644
8,458	TAL Education Group - ADR (a)	54,216
40,044	Tencent Holdings, Ltd.	1,956,923
120,428	The People’s Insurance Co. Group of China, Ltd. - Series H	40,185
55,234	Tingyi Cayman Islands Holding Corp.	92,432
15,417	TravelSky Technology, Ltd. - Series H	28,727
1,837	Tsingtao Brewery Co., Ltd - Series H	20,079
78,261	Uni-President China Holdings, Ltd.	78,932
16,004	Vipshop Holdings, Ltd. - ADR (a)	242,941
75,147	Want Want China Holdings, Ltd.	48,349
75,800	Wuchan Zhongda Group Co., Ltd. - Class A	53,530
22,900	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. - Class A	94,761
47,200	Xiamen C & D, Inc. - Class A	82,767
9,800	Yankuang Energy Group Co., Ltd. - Class A	50,777
46,289	Yankuang Energy Group Co., Ltd. - Series H	165,735
3,353	Yifeng Pharmacy Chain Co., Ltd. - Class A	28,270
16,709	Yihai International Holding, Ltd.	49,093
1,063	YongXing Special Materials Technology Co., Ltd. - Class A	13,035
1,181	Youngy Co., Ltd. - Class A	13,045
11,400	YTO Express Group Co., Ltd. - Class A	30,360
2,665	Yum China Holdings, Inc. (b)	168,934
1,000	Yunnan Botanee Bio-Technology Group Co., Ltd. - Class A	18,642

See notes to financial statements.

GuideMark Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	China (Continued)
17,650	Zhaojin Mining Industry Co., Ltd. - Series H	$26,766
9,000	Zhejiang Supor Co., Ltd. - Class A	70,851
13,855	Zhejiang Weixing New Building Materials Co., Ltd. - Class A	48,925
5,112	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	35,420

		10,732,848

	Cyprus - 0.00%
2,617	TCS Group Holding PLC (a)(d)(e)(f)(g)	0

	Czech Republic - 0.14%
1,021	CEZ AS	49,588
467	Komercni Banka AS	15,495

		65,083

	Egypt - 0.38%
83,542	Commercial International Bank Egypt SAE	138,273
67,890	Egyptian Financial Group-Hermes Holding Co. (a)	36,964

		175,237

	Hong Kong - 1.64%
203,098	Bosideng International Holdings, Ltd.	113,331
6,357	BYD Electronic International Co., Ltd.	19,784
19,398	China Mengniu Dairy Co., Ltd.	79,521
1,938	China Resources Beer Holdings Co., Ltd.	15,569
75,979	China Taiping Insurance Holdings Co., Ltd.	80,789
66,261	China Traditional Chinese Medicine Holdings Co., Ltd.	34,715
128,661	CITIC, Ltd.	150,380
26,844	Kingboard Chemical Holdings, Ltd.	82,540
4,079	Orient Overseas International Ltd.	78,298
59,913	Sino Biopharmaceutical, Ltd.	33,581
40,795	Yuexiu Property Co., Ltd.	61,683

		750,191

	Hungary - 0.33%
18,405	MOL Hungarian Oil & Gas PLC	134,794
495	OTP Bank PLC	14,132

		148,926

	India - 12.32%
941	ACC, Ltd.	19,151
3,481	Adani Enterprises, Ltd.	74,488
25,416	Adani Power, Ltd. (a)	59,345
1,438	Adani Total Gas, Ltd.	15,164
6,826	Ambuja Cements, Ltd. (a)	30,477
1,052	Asian Paints, Ltd.	35,444
22,795	Aurobindo Pharma, Ltd.	144,056
6,001	Axis Bank, Ltd.	62,871
536	Bajaj Finance, Ltd.	36,777
14,879	Bank of Baroda	30,689
48,052	Bharat Electronics, Ltd.	57,191
1,875	Bharat Forge Ltd.	17,626
4,538	Bharti Airtel, Ltd.	41,384
1,317	Britannia Industries, Ltd.	69,420
10,927	CG Power & Industrial Solutions Ltd.	39,978
2,073	Cholamandalam Investment and Finance Co., Ltd.	19,262
6,423	Cipla, Ltd.	70,497
24,459	Coal India, Ltd.	63,760
4,611	Colgate-Palmolive India, Ltd.	84,668
2,041	Dabur India, Ltd.	13,552

Number of Shares		Value
	India (Continued)
488	Divi’s Laboratories, Ltd.	$16,804
1,820	Dr. Reddy’s Laboratories, Ltd.	102,627
687	Eicher Motors, Ltd. (a)	24,685
11,573	HCL Technologies, Ltd.	153,638
37,040	Hindalco Industries, Ltd.	183,649
2,222	Hindustan Unilever, Ltd.	69,392
6,856	Housing Development Finance Corp., Ltd.	219,859
25,648	ICICI Bank, Ltd.	274,086
10,135	Indian Hotels Co., Ltd.	40,123
14,494	Indian Oil Corp, Ltd.	13,768
1,315	Indian Railway Catering & Tourism Corp., Ltd.	9,191
21,825	Infosys, Ltd.	381,570
20,548	ITC, Ltd.	96,142
14,051	Jindal Steel & Power, Ltd.	93,765
14,098	JSW Steel, Ltd.	118,376
4,166	Jubilant Foodworks, Ltd.	22,376
1,969	Larsen & Toubro Infotech, Ltd.	114,659
5,027	Larsen & Toubro, Ltd.	132,694
9,326	Mahindra & Mahindra, Ltd.	131,790
10,424	Marico, Ltd.	60,961
265	Maruti Suzuki India, Ltd.	26,799
3,222	Mphasis, Ltd.	70,832
35	MRF Ltd.	35,848
3,914	Muthoot Finance, Ltd.	46,804
446	Nestle India, Ltd.	107,088
51,600	NTPC, Ltd.	110,163
108,248	Oil & Natural Gas Corp., Ltd.	199,493
203	Page Industries, Ltd.	93,773
10,783	Petronet LNG, Ltd.	30,081
418	Pidilite Industries, Ltd.	11,990
26,051	Power Grid Corp of India, Ltd.	71,721
13,124	Reliance Industries, Ltd.	373,176
16,763	State Bank of India	107,158
6,323	Sun Pharmaceutical Industries, Ltd.	75,764
7,477	Tata Consultancy Services, Ltd.	293,082
668	Tata Elxsi, Ltd.	48,640
19,415	Tata Motors, Ltd. (a)	100,028
156,435	Tata Steel, Ltd.	199,841
8,295	Tech Mahindra, Ltd.	111,822
526	Titan Co., Ltd.	16,156
887	Tube Investments of India Ltd.	27,560
3,804	TVS Motor Co., Ltd.	50,000
266	UltraTech Cement, Ltd.	24,718
4,447	Varun Beverages, Ltd.	75,243
13,386	Vedanta, Ltd.	44,842
7,253	Wipro, Ltd.	32,358

		5,630,935

	Indonesia - 2.13%
1,079,491	Adaro Energy Tbk PT	209,258
175,027	Astra International Tbk PT	70,132
47,754	Bank Central Asia Tbk PT	27,938
82,986	Bank Negara Indonesia Persero Tbk PT	51,928
78,434	Bank of Mandiri Persero Tbk PT	54,013
111,277	Bank Rakyat Indonesia Persero Tbk PT	35,258
309,753	Indofood Sukses Makmur Tbk PT	128,240
510,158	Kalbe Farma Tbk PT	71,499
518,150	Sumber Alfaria Trijaya Tbk PT	99,692
463,270	Telekomunikasi Indonesia Persero Tbk PT	125,798
337,039	Unilever Indonesia Tbk PT	97,784

		971,540

See notes to financial statements.

GuideMark Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Mexico - 2.38%
88,214	Alfa SAB de CV - Series A	$56,052
101,917	America Movil SAB de CV (a)	107,460
4,805	Arca Continental SAB de CV	43,565
284,957	Cemex SAB de CV (a)	156,869
2,990	Coca-Cola Femsa SAB de CV	24,031
1,743	Gruma SAB de CV - Series B	25,821
1,061	Grupo Aeroportuario del Pacifico SAB de CV - Series B	20,698
47,780	Grupo Bimbo SAB de CV - Series A	240,173
10,427	Grupo Financiero Banorte SAB de CV - Series O	87,790
28,782	Grupo Financiero Inbursa SAB de CV - Series O (a)	61,844
14,349	Grupo Mexico SAB de CV - Series B	67,875
26,029	Orbia Advance Corp SAB de CV	56,608
34,632	Wal-Mart de Mexico SAB de CV	138,374

		1,087,160

	Netherlands - 0.08%
3,790	Pepco Group NV (a)	36,505

	Peru - 0.19%
291	Credicorp, Ltd. - ADR	38,525
639	Southern Copper Corp. (b)	48,724

		87,249

	Poland - 0.93%
1,019	CD Projekt SA	26,379
2,267	Dino Polska SA (a)	205,912
18	LPP SA	39,965
67,386	PGE Polska Grupa Energetyczna SA (a)	98,135
4,186	Polski Koncern Naftowy Orlen SA	56,503

		426,894

	Qatar - 1.09%
17,004	Industries Qatar QSC	60,932
68,927	Ooredoo QPSC	178,010
10,659	Qatar Islamic Bank SAQ	52,242
33,670	Qatar National Bank QPSC	148,759
36,411	The Commercial Bank PQSC	58,328

		498,271

	Republic of Korea - 12.79%
684	Amorepacific Corp.	72,193
270	BGF retail Co., Ltd.	37,613
7,452	Cheil Worldwide, Inc.	106,766
1,964	CJ Corp.	157,433
2,940	DB Insurance Co., Ltd.	169,145
736	Ecopro BM Co., Ltd.	127,545
872	F&F Co., Ltd.	93,825
1,681	GS Holdings Corp.	52,144
3,983	Hana Financial Group, Inc.	124,743
176	Hanmi Pharm Co., Ltd.	34,693
1,222	Hanwha Solutions (a)	50,406
1,378	Hanwha Galleria Co. (a)	2,255
4,582	HMM Co., Ltd.	72,050
902	Hotel Shilla Co., Ltd.	56,686
2,031	Hyundai Engineering & Construction Co., Ltd.	57,118
151	Hyundai Glovis Co., Ltd.	18,441
1,507	Hyundai Heavy Industries Holdings Co., Ltd.	67,334
394	Hyundai Mobis Co., Ltd.	65,439
533	Hyundai Motor Co.	75,831
4,746	Hyundai Steel Co.	126,869

Number of Shares		Value
	Republic of Korea (Continued)
14,389	Industrial Bank of Korea	$111,905
3,696	KB Financial Group, Inc.	134,986
2,002	Kia Motors Corp.	124,941
2,697	Korea Aerospace Industries Ltd.	98,490
667	Korea Investment Holdings Co., Ltd.	28,312
2,682	Korean Air Lines Co., Ltd.	47,885
1,294	KT&G Corp.	83,163
713	Kumho Petrochemical Co., Ltd.	78,868
284	L&F Co., Ltd.	68,851
107	LG Chemical, Ltd.	58,764
805	LG Electronics, Inc.	71,841
69	LG Energy Solution Ltd. (a)	31,088
155	LG Household & Health Care, Ltd.	71,610
146	LG Innotek Co., Ltd.	30,618
15,796	LG Uplus Corp.	131,601
4,046	Meritz Financial Group, Inc.	120,533
19,803	Meritz Securities Co., Ltd.	92,945
278	NCSoft Corp.	79,667
1,994	NH Investment & Securities Co., Ltd.	13,517
1,210	Orion Corp.	126,995
9,050	Pan Ocean Co., Ltd.	40,569
134	POSCO Holdings, Inc.	37,911
492	POSCO Chemical Co., Ltd.	103,698
277	Samsung Electro-Mechanics Co., Ltd.	32,706
32,358	Samsung Electronics Co., Ltd.	1,600,134
2,697	Samsung Engineering Co., Ltd. (a)	65,912
214	Samsung Fire & Marine Insurance Co., Ltd.	33,827
173	Samsung SDI Co., Ltd.	98,271
2,897	Samsung Securities Co., Ltd.	70,812
1,177	SD Biosensor, Inc.	19,153
5,446	Shinhan Financial Group Co., Ltd.	147,942
425	SK Biopharmaceuticals Co., Ltd. (a)	20,711
3,100	SK Hynix, Inc.	212,148
1,956	Woongjin Coway Co., Ltd.	78,943
12,323	Woori Financial Group, Inc.	108,402

		5,846,248

	Russian Federation - 0.00%
44,711	Gazprom PJSC - ADR (a)(e)(f)(g)	0
3,704	Lukoil PJSC - ADR (a)(e)(f)(g)	0
1,815	Magnit PJSC - ADR (a)(d)(e)(f)(g)	0
5,783	MMC Norilsk Nickel PJSC - ADR (a)(e)(f)(g)	0
4,954	Novolipetsk Steel PJSC - ADR (e)(f)(g)	0
5,230	PhosAgro PJSC (a)(d)(e)(f)(g)	0
994	Polyus PJSC - GDR - ADR (d)(e)(f)(g)	0
13,382	Rosneft Oil Co PJSC (e)(f)(g)	0
120,116	Sberbank Of Russia (a)(e)(f)(g)	0
21,281	Surgutneftegas OJSC - ADR (a)(e)(f)(g)	0
4,243	Tatneft PJSC - ADR (a)(e)(f)(g)	0
128,418,000	VTB Bank PJSC (a)(e)(f)(g)	0
3,865	X5 Retail Group NV - ADR (d)(e)(f)(g)	0
2,515	Yandex NV - Class A - ADR (a)(e)(f)(g)	0

		0

	Singapore - 0.04%
2,640	BOC Aviation, Ltd.	20,473

	South Africa - 4.25%
13,641	Absa Group, Ltd.	139,429
2,453	African Rainbow Minerals, Ltd.	31,903
682	Anglo American Platinum, Ltd.	36,611

See notes to financial statements.

GuideMark Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	South Africa (Continued)
3,686	Aspen Pharmacare Holdings, Ltd.	$38,113
5,009	Bid Corp., Ltd.	112,108
222	Capitec Bank Holdings, Ltd.	21,043
3,652	Clicks Group, Ltd.	52,535
3,430	Exxaro Resources, Ltd.	35,850
27,764	FirstRand, Ltd.	94,103
3,210	Gold Fields, Ltd.	43,000
10,423	Impala Platinum Holdings, Ltd.	95,937
3,716	Kumba Iron Ore, Ltd.	93,956
5,550	Mr. Price Group, Ltd.	44,949
17,584	MTN Group, Ltd.	125,980
12,030	MultiChoice Group, Ltd.	83,598
670	Naspers, Ltd. - N Shares	124,147
9,293	Nedbank Group, Ltd.	113,390
58,167	Old Mutual, Ltd.	38,558
27,124	OUTsurance Group Ltd.	53,212
24,798	Pepkor Holdings, Ltd.	24,011
2,448	Remgro, Ltd.	18,483
5,007	Sasol, Ltd.	67,663
4,548	Shoprite Holdings, Ltd.	56,756
30,641	Sibanye Stillwater, Ltd.	63,268
12,903	Standard Bank Group, Ltd.	125,105
4,392	The Bidvest Group, Ltd.	62,512
41,122	Woolworths Holdings, Ltd.	147,720

		1,943,940

	South Korea - 0.29%
2,093	Lotte Shopping Co., Ltd.	132,080

	Taiwan, Province of China - 14.09%
3,162	Accton Technology Corp.	33,233
5,147	Advantech Co., Ltd.	62,967
9,799	ASE Technology Holding Co., Ltd.	36,365
13,151	Catcher Technology Co., Ltd.	82,211
34,148	Cathay Financial Holding Co., Ltd.	47,017
2,728	Chailease Holding Co., Ltd.	20,063
44,823	Chang Hwa Commercial Bank, Ltd.	25,589
135,776	China Development Financial Holding Corp.	56,181
4,797	Chunghwa Telecom Co., Ltd.	18,857
88,408	Compal Electronics, Inc.	73,423
50,572	CTBC Financial Holding Co., Ltd.	36,418
7,845	Delta Electronics, Inc.	77,835
11,343	E Ink Holdings, Inc.	69,234
2,098	eMemory Technology, Inc.	129,149
38,043	Eva Airways Corp.	33,760
30,495	Evergreen Marine Corp. Taiwan, Ltd.	159,714
101,653	Far Eastern New Century Corp.	104,623
12,586	Far EasTone Telecommunications Co., Ltd.	31,105
7,996	Feng TAY Enterprise Co., Ltd.	50,898
73,633	First Financial Holding Co., Ltd.	64,090
32,871	Fubon Financial Holding Co., Ltd.	61,176
44,663	Hon Hai Precision Industry Co., Ltd.	152,881
111,471	Hua Nan Financial Holdings Co., Ltd.	82,004
9,446	MediaTek, Inc.	244,898
9,860	Micro-Star International Co., Ltd.	46,866
1,837	momo.com, Inc.	54,726
3,737	Nan Ya Printed Circuit Board Corp.	35,031
7,162	Nien Made Enterprise Co., Ltd.	77,134
9,424	Novatek Microelectronics Corp.	133,920
5,259	Pegatron Corp.	12,068

Number of Shares		Value
	Taiwan, Province of China (Continued)
3,583	PharmaEssentia Corp. (a)	$50,422
14,115	President Chain Store Corp.	125,094
12,817	Realtek Semiconductor Corp.	163,601
15,402	Ruentex Development Co., Ltd.	17,937
140,486	Shin Kong Financial Holding Co., Ltd.	38,962
90,191	SinoPac Financial Holdings Co., Ltd.	49,312
136,710	Taiwan Business Bank	60,549
82,531	Taiwan Cooperative Financial Holding Co., Ltd.	70,873
8,931	Taiwan Mobile Co., Ltd.	29,634
165,995	Taiwan Semiconductor Manufacturing Co., Ltd.	2,909,000
27,459	The Shanghai Commercial & Savings Bank, Ltd.	42,381
11,481	Unimicron Technology Corp.	55,996
89,066	Uni-President Enterprises Corp.	210,551
93,712	United Microelectronics Corp.	163,990
47,164	Walsin Lihwa Corp.	75,962
26,116	Wan Hai Lines, Ltd.	59,106
38,824	Winbond Electronics Corp.	33,969
53,140	Yang Ming Marine Transport Corp.	112,813
73,960	Yuanta Financial Holding Co., Ltd.	54,389

		6,437,977

	Thailand - 1.58%
6,760	Advanced Info Service PLC - NVDR	41,933
31,708	Airports of Thailand PLC - NVDR (a)	65,893
253,279	Asset World Corp PLC	43,010
27,250	Bangkok Dusit Medical Services PLC	23,525
163,330	Banpu Public Co., Ltd. - NVDR	51,664
6,853	Bumrungrad Hospital PLC - NVDR	45,347
32,430	Central Pattana PLC - NVDR	65,306
16,704	Central Retail Corp PLC	21,925
4,020	Delta Electronics Thailand PLC - NVDR	134,873
6,767	Electricity Generating PLC - NVDR	30,813
11,397	Gulf Energy Development PLC - NVDR	17,616
45,073	Home Product Center PLC - NVDR	19,029
115,383	Krung Thai Bank PLC	55,717
11,163	Krungthai Card PLC	17,734
60,632	Osotspa PLC - NVDR	54,569
7,808	PTT Exploration & Production PLC	34,311

		723,265

	Turkey - 2.16%
120,011	Akbank Turk AS	106,190
15,190	BIM Birlesik Magazalar AS	117,978
19,325	Haci Omer Sabanci Holding AS	39,968
43,730	KOC Holding AS	174,676
20,353	Turk Hava Yollari AO (a)	126,035
38,327	Turkcell Iletisim Hizmetleri AS	64,137
466,400	Turkiye Is Bankasi - Series C	315,755
82,783	Yapi ve Kredi Bankasi AS	41,464

		986,203

	United Arab Emirates - 1.15%
24,201	Abu Dhabi Commercial Bank PJSC	54,768
17,866	Abu Dhabi Islamic Bank PJSC	48,593
63,845	Abu Dhabi National Oil Co. for Distribution PJSC	72,668
86,422	Aldar Properties PJSC	109,597
89,456	Emaar Properties PJSC	136,689
9,317	Emirates NBD Bank PJSC	33,341
4,091	Emirates Telecommunications Group Co. PJSC	24,580

See notes to financial statements.

GuideMark Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	United Arab Emirates (Continued)
12,473	First Abu Dhabi Bank PJSC	$43,808

		524,044

	Total Common Stocks (Cost $37,528,675)	42,569,965

	INVESTMENT COMPANIES - 5.93%
	China - 1.95%
18,271	iShares Core MSCI Emerging Markets ETF (b)	891,442

	Saudi Arabia - 3.98%
46,998	iShares MSCI Saudi Arabia ETF (b)	1,820,233

	Total Investment Companies (Cost $2,402,084)	2,711,675

	PREFERRED STOCKS - 2.39%
	Brazil - 1.66%
28,116	Banco Bradesco SA - Preference Shares	73,279
4,834	Centrais Eletricas Brasileiras SA - Preference Shares	34,564
49,016	Cia Energetica de Minas Gerais - Preference Shares	110,924
23,814	Gerdau SA - Preference Shares	118,872
37,716	Itau Unibanco Holding SA - Preference Shares	184,917
51,087	Petroleo Brasileiro SA - Preference Shares	235,858

		758,414

	Chile - 0.19%
1,083	Sociedad Quimica y Minera de Chile SA - Class B	87,022

	Republic of Korea - 0.54%
446	Hyundai Motor Co. - 1st Preference Shares	32,424
487	Hyundai Motor Co. - 2nd Preference Shares	35,973
4,305	Samsung Electronics Co., Ltd. - Preference Shares	179,151

		247,548

	Total Preferred Stocks (Cost $870,403)	1,092,984

	REAL ESTATE INVESTMENT TRUSTS - 0.05%
	Mexico - 0.05%
14,555	Fibra Uno Administracion SA de CV	20,379

	Total Real Estate Investment Trusts (Cost $19,239)	20,379

Number of Shares		Value
	SHORT TERM INVESTMENTS - 0.43%
	Money Market Funds - 0.43%
196,628	JPMorgan US Government Money Market Fund Effective Yield, 4.73% (c)	$196,628

	Total Short Term Investments (Cost $196,628)	196,628

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 6.44%
2,941,322	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 4.93% (c)	2,941,322

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $2,941,322)	2,941,322

	Total Investments (Cost $43,958,351) - 108.39%	49,532,953
	Liabilities in Excess of Other Assets - (8.39)%	(3,833,689)

	TOTAL NET ASSETS - 100.00%	$45,699,264

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of March 31, 2023.
(d)	Regulation S securities, as defined under the Securities Act of 1933. Such securities are treated as liquid according to the Fund’s liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.
(e)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(f)	As of March 31, 2023, the Valuation Committee has fair valued these securities. The value of these securities were $22,633, which represents 0.05% of total net assets.
(g)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $22,633, which represents 0.05% of total net assets.

Glossary of Terms

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

See notes to financial statements.

GuideMark Emerging Markets Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY

March 31, 2023

COMMON STOCKS
Aerospace & Defense	0.34%
Air Freight & Logistics	0.11%
Airlines	0.45%
Auto Components	0.39%
Automobiles	1.67%
Banks	11.06%
Beverages	1.74%
Biotechnology	0.66%
Broadline Retail	2.91%
Building Products	0.11%
Capital Markets	1.10%
Chemicals	0.96%
Commercial Services & Supplies	0.12%
Communications Equipment	0.20%
Construction & Engineering	0.73%
Construction Materials	1.00%
Consumer Finance	0.55%
Consumer Staples Distribution & Retail	0.32%
Department Stores	0.29%
Distributors	0.12%
Diversified Consumer Services	0.33%
Diversified Financial Services	0.60%
Diversified Telecommunication Services	1.36%
Electric Utilities	0.52%
Electrical Equipment	0.79%
Electronic Equipment, Instruments & Components	1.96%
Energy Equipment & Services	0.16%
Entertainment	0.60%
Financial Services	0.04%
Food & Staples Retailing	2.24%
Food Products	3.11%
Gas Utilities	0.03%
Health Care Equipment & Supplies	0.13%
Health Care Providers & Services	0.52%
Health Care Technology	0.06%
Hotels, Restaurants & Leisure	1.39%
Household Durables	1.08%
Household Products	0.31%
Independent Power and Renewable Electricity Producers	0.57%
Industrial Conglomerates	1.76%
Insurance	2.52%
Interactive Media & Services	0.54%
Internet & Direct Marketing Retail	1.89%
Internet Software & Services	0.00%
IT Services	6.84%
Life Sciences Tools & Services	0.07%
Machinery	0.15%
Marine	0.77%
Marine Transportation	0.65%
Media	0.76%

Metals & Mining	4.26%
Multiline Retail	0.45%
Oil, Gas & Consumable Fuels	6.01%
Paper & Forest Products	0.10%
Passenger Airlines	0.10%
Personal Products	1.05%
Pharmaceuticals	3.37%
Real Estate Management & Development	1.54%
Semiconductors & Semiconductor Equipment	12.75%
Software	0.56%
Specialty Retail	0.96%
Technology Hardware, Storage & Peripherals	0.97%
Textiles, Apparel & Luxury Goods	1.54%
Thrifts & Mortgage Finance	0.48%
Tobacco	0.39%
Trading Companies & Distributors	0.47%
Transportation Infrastructure	0.22%
Water Utilities	0.20%
Wireless Telecommunication Services	1.15%

TOTAL COMMON STOCKS	93.15%

INVESTMENT COMPANIES
International Equity Funds	5.93%

TOTAL INVESTMENT COMPANIES	5.93%

PREFERRED STOCKS
Automobiles	0.15%
Banks	0.56%
Chemicals	0.19%
Electric Utilities	0.32%
Metals & Mining	0.26%
Oil, Gas & Consumable Fuels	0.52%
Semiconductors & Semiconductor Equipment	0.39%

TOTAL PREFERRED STOCKS	2.39%

REAL ESTATE INVESTMENT TRUSTS
Equity Real Estate Investment Trusts (REITs)	0.05%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.05%

SHORT TERM INVESTMENTS
Money Market Funds	0.43%

TOTAL SHORT TERM INVESTMENTS	0.43%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Funds	6.44%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	6.44%

TOTAL INVESTMENTS	108.39%
Liabilities in Excess of Other Assets	(8.39)%

TOTAL NET ASSETS	100.00%

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS

March 31, 2023

Number of Shares		Value
	COMMON STOCKS - 89.75%
	Aerospace & Defense - 1.16%
1,220	AAR Corp. (a)	$66,551
476	Aerojet Rocketdyne Holdings, Inc. (a)(b)	26,737
938	Axon Enterprise, Inc. (a)	210,909
326	BWX Technologies, Inc.	20,551
567	Curtiss-Wright Corp. (b)	99,939
684	Ducommun, Inc. (a)	37,422
647	Hexcel Corp. (b)	44,158
3,348	Howmet Aerospace, Inc.	141,855
485	Huntington Ingalls Industries, Inc. (b)	100,405
660	Moog, Inc. - Class A	66,495
908	Parsons Corp. (a)	40,624
2,897	Textron, Inc.	204,615
1,164	V2X, Inc. (a)	46,234

		1,106,495

	Air Freight & Logistics - 0.30%
981	Air Transport Services Group, Inc. (a)	20,434
541	Forward Air Corp. (b)	58,298
1,186	GXO Logistics, Inc. (a)(b)	59,846
732	Hub Group, Inc. - Class A (a)	61,444
8,035	Radiant Logistics, Inc. (a)	52,710
978	XPO Logistics, Inc. (a)	31,198

		283,930

	Airlines - 0.16%
1,405	Alaska Air Group, Inc. (a)	58,954
2,672	American Airlines Group, Inc. (a)	39,412
2,954	JetBlue Airways Corp. (a)	21,505
3,835	Joby Aviation, Inc. (a)	16,644
750	SkyWest, Inc. (a)	16,627

		153,142

	Auto Components - 0.83%
1,357	Adient PLC - ADR (a)	55,583
3,589	American Axle & Manufacturing Holdings, Inc. (a)(b)	28,030
2,430	BorgWarner, Inc.	119,337
807	Dana, Inc. (b)	12,145
404	Dorman Products, Inc. (a)	34,849
381	Fox Factory Holding Corp. (a)(b)	46,242
2,920	Gentex Corp.	81,848
464	Gentherm, Inc. (a)	28,035
4,193	Goodyear Tire & Rubber Co. (a)(b)	46,207
425	LCI Industries (b)	46,695
513	Lear Corp.	71,558
2,834	Modine Manufacturing Co. (a)	65,324
894	Standard Motor Products, Inc.	32,998
1,319	Stoneridge, Inc. (a)	24,665
147	Visteon Corp. (a)	23,054
1,020	XPEL, Inc. (a)	69,309

		785,879

	Automobiles - 0.17%
1,852	Harley-Davidson, Inc. (b)	70,320
722	Thor Industries, Inc. (b)	57,500
674	Winnebago Industries, Inc. (b)	38,890

		166,710

	Banks - 5.02%
624	Amerant Bancorp, Inc.	13,578
1,128	Ameris Bancorp (b)	41,262

Number of Shares		Value
	Banks (Continued)
2,420	Associated Banc-Corp.	$43,512
975	Atlantic Union Bankshares Corp. (b)	34,174
195	BancFirst Corp.	16,204
2,010	Banco Latinoamericano de Comercio Exterior SA - Class E - ADR	34,934
3,049	Bancorp, Inc. (a)	84,915
590	Bank of Hawaii Corp. (b)	30,727
1,563	Bank OZK (b)	53,455
1,297	BankUnited, Inc.	29,286
2,411	Blue Ridge Bankshares Inc.	24,592
429	BOK Financial Corp.	36,212
993	Business First Bancshares, Inc.	17,010
943	Byline Bancorp, Inc.	20,388
2,799	Cadence Bank (b)	58,107
261	Cambridge Bancorp	16,915
481	Camden National Corp.	17,407
1,993	Capital Bancorp, Inc.	33,164
1,616	Capstar Financial Holdings, Inc.	24,482
1,275	Cathay General Bancorp	44,013
815	Central Pacific Financial Corp.	14,588
340	City Holding Co.	30,899
933	Civista Bancshares, Inc.	15,749
1,331	CNB Financial Corp.	25,555
1,036	Coastal Financial Corp. (a)	37,306
2,289	Columbia Banking System, Inc.	49,030
1,806	Columbia Financial, Inc. (a)	33,014
2,369	Comerica, Inc. (b)	102,862
1,459	Commerce Bancshares, Inc. (b)	85,133
304	Community Bank Systems, Inc.	15,957
1,094	ConnectOne Bancorp, Inc.	19,342
500	Cullen Frost Bankers, Inc. (b)	52,670
2,096	Customers Bancorp, Inc. (a)	38,818
1,254	CVB Financial Corp.	20,917
988	Dime Community Bancshares, Inc.	22,447
579	Eagle Bancorp, Inc.	19,379
2,323	East West Bancorp, Inc. (b)	128,927
1,635	Eastern Bankshares, Inc.	20,634
417	Enterprise Bancorp, Inc.	13,119
1,168	Enterprise Financial Services Corp.	52,081
1,035	Equity Bancshares, Inc. - Class A	25,223
4,067	F.N.B. Corp. (b)	47,177
528	FB Financial Corp.	16,410
1,462	Financial Institutions, Inc.	28,187
785	First Bancorp (North Carolina) (b)	27,883
5,140	First BanCorp (Puerto Rico) - ADR	58,699
854	First Bancshares, Inc.	22,059
2,391	First Bank (b)	24,149
1,247	First Busey Corp.	25,364
146	First Citizens BancShares, Inc. - Class A (b)	142,073
2,384	First Commonwealth Financial Corp.	29,633
676	First Community Bancshares, Inc.	16,934
1,512	First Financial Bancorp.	32,916
1,365	First Financial Bankshares, Inc.	43,544
792	First Financial Corp.	29,684
1,585	First Hawaiian, Inc.	32,699
7,822	First Horizon National Corp.	139,075
1,030	First Internet Bancorp	17,150
450	First Interstate BancSystem, Inc. - Class A	13,437
3,010	Fulton Financial Corp.	41,598
571	German American Bancorp, Inc.	19,054

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Banks (Continued)
1,277	Glacier Bancorp, Inc. (b)	$53,647
1,511	Hancock Whitney Corp. (b)	55,000
2,112	Hanmi Financial Corp.	39,220
2,308	HarborOne Bancorp, Inc.	28,158
1,650	HBT Financial, Inc.	32,538
682	Heartland Financial U.S.A., Inc.	26,162
1,176	Hilltop Holdings, Inc.	34,892
932	Home BancShares, Inc. (b)	20,234
1,149	HomeTrust Bancshares, Inc.	28,254
3,219	Hope Bancorp, Inc.	31,611
383	Independent Bank Corp.	25,132
1,337	Independent Bank Corp.	23,758
551	Independent Bank Group, Inc.	25,539
1,757	Kearny Financial Corp.	14,267
1,211	Lakeland Bancorp, Inc.	18,940
573	Lakeland Financial Corp.	35,893
876	Live Oak Bancshares, Inc. (b)	21,348
2,399	Luther Burbank Corp.	22,743
1,080	Mercantile Bank Corp.	33,026
1,438	Metrocity Bankshares, Inc.	24,575
348	Metropolitan Bank Holding Corp. (a)	11,794
822	Mid Penn Bancorp, Inc.	21,051
1,269	Midland States Bancorp, Inc.	27,182
1,015	MidWestOne Financial Group, Inc.	24,786
971	MVB Financial Corp.	20,041
519	National Bank Holdings Corp. - Class A	17,366
727	NBT Bancorp, Inc.	24,507
328	Nicolet Bankshares, Inc. (a)	20,680
1,437	OFG Bancorp - ADR	35,839
2,825	Old National Bancorp (b)	40,737
1,813	Old Second Bancorp, Inc.	25,491
716	Origin Bancorp, Inc.	23,019
1,386	Orrstown Financial Services, Inc.	27,526
963	Pacific Premier Bancorp, Inc.	23,131
2,153	PacWest Bancorp (b)	20,949
229	Park National Corp.	27,153
671	Peapack Gladstone Financial Corp.	19,875
874	Pinnacle Financial Partners, Inc.	48,210
1,178	Popular, Inc. - ADR	67,629
551	Preferred Bank (b)	30,200
738	Premier Financial Corp.	15,299
971	Prosperity Bancshares, Inc. (b)	59,736
586	QCR Holdings, Inc.	25,731
1,313	RBB Bancorp	20,352
435	Republic Bancorp, Inc. - Class A	18,457
1,011	S&T Bancorp, Inc.	31,796
695	Sandy Spring Bancorp, Inc.	18,056
985	ServisFirst Bancshares, Inc. (b)	53,811
1,861	Simmons First National Corp. - Class A	32,549
865	SmartFinancial, Inc.	20,016
1,398	South Plains Financial, Inc.	29,931
1,043	South State Corp. (b)	74,324
424	Southern First Bancshares, Inc. (a)	13,017
547	Southside Bancshares, Inc.	18,160
549	Stock Yards Bancorp, Inc.	30,272
1,277	Summit Financial Group, Inc.	26,498
2,558	Synovus Financial Corp.	78,863
675	Texas Capital Bancshares, Inc. (a)(b)	33,048
1,000	The Bank of N.T. Butterfield & Son, Ltd. - ADR	27,000

Number of Shares		Value
	Banks (Continued)
1,049	TowneBank	$27,956
500	Triumph Bancorp, Inc. (a)	29,030
1,050	Trustmark Corp.	25,935
669	UMB Financial Corp.	38,615
1,585	United Bankshares, Inc. (b)	55,792
2,294	United Community Banks, Inc.	64,507
1,224	Univest Corp. of Pennsylvania	29,058
5,260	Valley National Bancorp (b)	48,602
909	Veritex Holdings, Inc.	16,598
527	Washington Trust Bancorp, Inc.	18,266
1,620	Webster Financial Corp.	63,860
1,440	WesBanco, Inc.	44,208
1,329	West Bancorporation, Inc.	24,281
1,946	Western Alliance Bancorp (b)	69,161
851	Wintrust Financial Corp. (b)	62,080
2,824	Zions Bancorporation (b)	84,522

		4,787,202

	Beverages - 0.45%
171	Boston Beer Co., Inc. - Class A (a)(b)	56,208
690	Celsius Holdings, Inc. (a)	64,129
252	Coca-Cola Consolidated, Inc.	134,840
478	MGP Ingredients, Inc.	46,232
1,321	National Beverage Corp. (a)	69,643
3,800	Primo Water Corp. - ADR	58,330

		429,382

	Biotechnology - 2.43%
3,712	ACADIA Pharmaceuticals, Inc. (a)	69,860
4,854	Achillion Pharmaceuticals, Inc. (a)(c)(e)(f)	2,233
1,181	Aduro Biotech, Inc. (a)(c)(e)(f)	0
4,144	Alkermes PLC - ADR (a)	116,819
1,560	Amicus Therapeutics, Inc. (a)	17,300
666	Apellis Pharmaceuticals, Inc. (a)	43,929
2,672	Arcus Biosciences, Inc. (a)	48,737
1,051	CareDx, Inc. (a)	9,606
10,835	Catalyst Pharmaceuticals, Inc. (a)	179,644
4,694	Coherus Biosciences, Inc. (a)	32,107
653	Cytokinetics, Inc. (a)(b)	22,979
7,358	Dynavax Technologies Corp. (a)(b)	72,182
3,593	Eagle Pharmaceuticals, Inc. (a)	101,934
3,690	Emergent BioSolutions, Inc. (a)	38,228
618	Exact Sciences Corp. (a)(b)	41,907
8,793	Exelixis, Inc. (a)	170,672
5,017	Foghorn Therapeutics, Inc. (a)	31,105
1,156	Halozyme Therapeutics, Inc. (a)	44,148
749	Ionis Pharmaceuticals, Inc. (a)	26,769
6,114	Ironwood Pharmaceuticals, Inc. - Class A (a)	64,319
4,261	iTeos Therapeutics, Inc. (a)	57,992
179	Karuna Therapeutics, Inc. (a)(b)	32,514
7,593	Karyopharm Therapeutics, Inc. (a)	29,537
358	Ligand Pharmaceuticals, Inc. (a)(b)	26,335
7,439	MannKind Corp. (a)	30,500
12,644	MiMedx Group, Inc. (a)	43,116
1,419	Myriad Genetics, Inc. (a)	32,963
394	Natera, Inc. (a)	21,875
713	Neurocrine Biosciences, Inc. (a)	72,170
20,079	OPKO Health, Inc. (a)	29,315
35,840	Organogenesis Holdings, Inc. (a)	76,339
354	Prometheus Biosciences, Inc. (a)	37,991
362	PTC Therapeutics, Inc. (a)	17,535

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Biotechnology (Continued)
6,802	Radius Health, Inc. (a)(c)(e)(f)	$544
271	Repligen Corp. (a)	45,626
508	Sarepta Therapeutics, Inc. (a)	70,018
797	Travere Therapeutics, Inc. (a)	17,925
1,170	United Therapeutics Corp. (a)	262,033
9,018	Vanda Pharmaceuticals, Inc. (a)	61,232
2,767	Vericel Corp. (a)	81,129
5,973	Vir Biotechnology, Inc. (a)	138,992

		2,320,159

	Building Products - 2.06%
2,043	A. O. Smith Corp. (b)	141,273
200	AAON, Inc.	19,338
778	Advanced Drainage Systems, Inc. (b)	65,515
1,101	Allegion PLC - ADR	117,510
748	American Woodmark Corp. (a)	38,948
1,160	Apogee Enterprises, Inc.	50,170
216	Armstrong World Industries, Inc.	15,388
4,524	Builders FirstSource, Inc. (a)(b)	401,641
224	CSW Industrials, Inc.	31,120
2,034	Fortune Brands Home & Security, Inc. (b)	119,457
1,017	Griffon Corp.	32,554
1,371	Insteel Industries, Inc.	38,141
1,681	JELD-WEN Holding, Inc. (a)	21,282
473	Lennox International, Inc. (b)	118,855
608	Masonite International Corp. - ADR (a)	55,188
2,034	Masterbrand, Inc. (a)	16,353
1,509	Owens Corning, Inc.	144,562
485	Patrick Industries, Inc. (b)	33,373
2,650	PGT Innovations, Inc. (a)	66,542
2,745	Quanex Building Products Corp.	59,100
2,310	Resideo Technologies, Inc. (a)	42,227
865	Simpson Manufacturing Co., Inc.	94,839
1,851	Trex Co., Inc. (a)(b)	90,088
1,938	UFP Industries, Inc.	154,013

		1,967,477

	Capital Markets - 2.87%
761	Affiliated Managers Group, Inc.	108,382
1,629	Artisan Partners Asset Management, Inc. - Class A	52,095
975	Avantax, Inc. (a)(b)	25,662
1,632	Brightsphere Investment Group, Inc.	38,483
841	Cboe Global Markets, Inc.	112,896
1,025	Cohen & Steers, Inc.	65,559
334	Diamond Hill Investment Group, Inc.	54,970
1,980	Donnelley Financial Solutions, Inc. (a)	80,903
1,019	Evercore, Inc. - Class A (b)	117,572
521	FactSet Research Systems, Inc.	216,262
2,306	Federated Hermes, Inc.	92,563
859	Hamilton Lane, Inc. - Class A (b)	63,549
1,127	Houlihan Lokey, Inc. (b)	98,601
4,225	Invesco, Ltd. - ADR	69,290
2,781	Janus Henderson Group PLC - ADR (b)	74,086
2,429	Lazard, Ltd. - Class A - ADR	80,424
1,383	LPL Financial Holdings, Inc.	279,919
381	MarketAxess Holdings, Inc. (b)	149,082
1,978	Moelis & Co. - Class A	76,034
4,517	Open Lending Corp. - Class A (a)	31,800
1,125	Oppenheimer Holdings, Inc. - Class A	44,044

Number of Shares		Value
	Capital Markets (Continued)
574	Piper Jaffray Cos.	$79,562
1,011	PJT Partners, Inc. - Class A	72,984
3,147	Robinhood Markets, Inc. - Class A (a)	30,557
2,118	Sculptor Capital Management, Inc.	18,236
1,754	SEI Investments Co.	100,943
1,047	Silvercrest Asset Management Group, Inc. - Class A	19,034
2,110	Stifel Financial Corp. (b)	124,680
828	StoneX Group, Inc. (a)	85,723
3,817	The Carlyle Group, Inc.	118,556
2,062	Valhi, Inc.	35,899
3,300	Virtu Financial, Inc. - Class A	62,370
293	Virtus Investment Partners, Inc.	55,784

		2,736,504

	Chemicals - 1.37%
1,698	AdvanSix, Inc. (b)	64,982
2,040	American Vanguard Corp.	44,635
617	Ashland Global Holdings, Inc.	63,372
1,053	Avient Corp. (b)	43,342
2,211	Axalta Coating Systems, Ltd. - ADR (a)	66,971
565	Cabot Corp.	43,302
3,196	Element Solutions, Inc.	61,715
580	H.B. Fuller Co.	39,701
948	Hawkins, Inc.	41,503
3,147	Huntsman Corp. (b)	86,102
461	Ingevity Corp. (a)	32,971
464	Innospec, Inc.	47,639
1,174	Intrepid Potash, Inc. (a)	32,402
1,084	Koppers Holdings, Inc.	37,908
2,242	Livent Corp. (a)(b)	48,696
460	Minerals Technologies, Inc.	27,793
81	NewMarket Corp.	29,563
2,726	Olin Corp.	151,293
1,698	RPM International, Inc.	148,134
298	Sensient Technologies Corp.	22,815
1,979	The Chemours Co.	59,251
2,871	Tronox Holdings PLC - ADR	41,285
2,095	Valvoline, Inc.	73,199

		1,308,574

	Commercial Services & Supplies - 1.17%
835	ABM Industries, Inc.	37,525
4,135	ACCO Brands Corp.	21,998
3,855	ADT, Inc.	27,872
1,147	Avery Dennison Corp. (b)	205,233
2,399	BrightView Holdings, Inc. (a)	13,482
173	Casella Waste Systems, Inc. - Class A (a)	14,300
1,217	Cimpress PLC - ADR (a)	53,329
670	Clean Harbors, Inc. (a)	95,515
896	Comfort Systems USA, Inc.	130,780
2,045	Deluxe Corp.	32,720
1,097	Heritage-Crystal Clean, Inc. (a)	39,064
2,274	Herman Miller, Inc.	46,503
1,519	HNI Corp.	42,289
3,635	Interface, Inc.	29,516
4,551	Kimball International, Inc. - Class B	56,433
290	McGrath RentCorp	27,060
476	MSA Safety, Inc.	63,546
3,990	NL Industries, Inc.	24,179
411	Ritchie Bros Auctioneers, Inc. - ADR	23,135

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
2,956	Steelcase, Inc. - Class A	$24,890
500	Stericycle, Inc. (a)(b)	21,805
246	Tetra Tech, Inc. (b)	36,140
720	The Brinks Co.	48,096

		1,115,410

	Communications Equipment - 1.42%
1,242	ADTRAN Holdings, Inc.	19,698
922	Aviat Networks, Inc. (a)	31,772
2,439	Calix, Inc. (a)	130,706
2,972	Cambium Networks Corp. - ADR (a)	52,664
14,309	Casa Systems, Inc. (a)(b)	18,173
1,529	Ciena Corp. (a)(b)	80,303
1,147	Clearfield, Inc. (a)(b)	53,427
1,906	Comtech Telecommunications Corp.	23,787
1,468	Digi International, Inc. (a)	49,442
2,317	DZS, Inc. (a)	18,281
1,814	EchoStar Corp. - Class A (a)	33,178
10,564	Extreme Networks, Inc. (a)	201,984
996	F5 Networks, Inc. (a)	145,107
3,420	Harmonic, Inc. (a)	49,898
30,763	Inseego Corp. (a)	17,916
367	InterDigital, Inc. (b)	26,754
5,889	Juniper Networks, Inc.	202,699
850	Lumentum Holdings, Inc. (a)(b)	45,909
1,293	NETGEAR, Inc. (a)	23,934
1,833	NetScout Systems, Inc. (a)	52,516
14,036	Ribbon Communications, Inc. (a)(b)	48,003
2,605	Viavi Solutions, Inc. (a)	28,212

		1,354,363

	Construction & Engineering - 1.58%
2,048	AECOM	172,687
2,526	API Group Corp. (a)	56,784
862	Arcosa, Inc.	54,401
388	Dycom Industries, Inc. (a)	36,336
1,010	EMCOR Group, Inc.	164,216
1,747	Fluor Corp. (a)(b)	54,000
1,189	IES Holdings, Inc. (a)	51,234
1,792	KBR, Inc.	98,650
909	MasTec, Inc. (a)(b)	85,846
559	MYR Group, Inc. (a)	70,440
1,083	Northwest Pipe Co. (a)	33,822
500	NV5 Global, Inc. (a)	51,985
1,601	Primoris Services Corp.	39,481
1,717	Quanta Services, Inc.	286,121
2,237	Sterling Infrastructure, Inc. (a)	84,737
6,243	Tutor Perini Corp. (a)	38,519
2,661	WillScot Mobile Mini Holdings Corp. - Class A (a)	124,748

		1,504,007

	Construction Materials - 0.15%
526	Eagle Materials, Inc.	77,191
1,631	Summit Materials, Inc. - Class A (a)(b)	46,467
135	United States Lime & Minerals, Inc.	20,613

		144,271

	Consumer Finance - 0.88%
2,036	Atlanticus Holdings Corp. (a)	55,237

Number of Shares		Value
	Consumer Finance (Continued)
4,512	Consumer Portfolio Services, Inc. (a)	$48,233
203	Credit Acceptance Corp. (a)(b)	88,516
2,599	Enova International, Inc. (a)	115,474
3,102	EZCORP, Inc. - Class A (a)	26,677
395	FirstCash Holdings, Inc.	37,671
1,903	LendingClub Corp. (a)	13,721
6,122	Navient Corp.	97,891
651	Nelnet, Inc. - Class A (b)	59,820
3,056	OneMain Holdings, Inc. (b)	113,316
648	PRA Group, Inc. (a)(b)	25,246
1,815	PROG Holdings, Inc. (a)	43,179
1,540	Regional Management Corp.	40,179
5,849	SLM Corp.	72,469

		837,629

	Consumer Staples Distribution & Retail - 0.18%
4,871	Albertsons Cos., Inc. - Class A	101,220
131,296	Boxed, Inc. (a)(b)	24,920
1,608	Grocery Outlet Holding Corp. (a)(b)	45,442

		171,582

	Containers & Packaging - 0.86%
456	AptarGroup, Inc.	53,895
1,281	Ardagh Group SA - ADR (a)(c)(e)(f)	0
1,518	Berry Global Group, Inc.	89,410
314	Crown Holdings, Inc.	25,971
2,258	Graphic Packaging Holding Co.	57,556
696	Greif, Inc. - Class A	44,106
436	Greif, Inc. - Class B	33,363
2,215	Myers Industries, Inc.	47,467
3,037	O-I Glass, Inc. (a)(b)	68,970
1,166	Packaging Corp. of America (b)	161,876
2,098	Sealed Air Corp.	96,319
1,249	Silgan Holdings, Inc.	67,034
538	Sonoco Products Co. (b)	32,818
338	UFP Technologies, Inc. (a)	43,886

		822,671

	Distributors - 0.03%
2,813	Funko, Inc. - Class A (a)(b)	26,527

	Diversified Consumer Services - 1.31%
1,613	Adtalem Global Education, Inc. (a)	62,294
10,633	American Public Education, Inc. (a)	57,631
55,503	Beachbody Co., Inc. (a)	26,764
231	Bright Horizons Family Solutions, Inc. (a)	17,785
1,319	Carriage Services, Inc.	40,256
1,135	Chegg, Inc. (a)	18,500
1,083	Franchise Group, Inc.	29,512
2,598	frontdoor, Inc. (a)	72,432
112	Graham Holdings Co. - Class B	66,734
840	Grand Canyon Education, Inc. (a)	95,676
3,807	H&R Block, Inc. (b)	134,197
1,493	Hillenbrand, Inc.	70,962
850	Laureate Education, Inc. (b)	9,996
1,233	Matthews International Corp. - Class A	44,462
15,467	Nerdy, Inc. (a)(b)	64,652
8,341	Perdoceo Education Corp. (a)	112,020
1,753	Service Corp. International (b)	120,571
523	Strategic Education, Inc. (b)	46,981
2,317	Stride, Inc. (a)(b)	90,942
2,395	Udemy, Inc. (a)	21,148

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
9,824	WW International, Inc. (a)	$40,475

		1,243,990

	Diversified Financial Services - 0.61%
1,609	Alerus Financial Corp.	25,824
2,868	A-Mark Precious Metals, Inc.	99,376
17,205	Douglas Elliman, Inc.	53,508
1,478	Encore Capital Group, Inc. (a)(b)	74,565
4,221	Jefferies Financial Group, Inc. (b)	133,975
1,560	Primis Financial Corp.	15,023
2,295	Voya Financial, Inc. (b)	164,001
198	World Acceptance Corp. (a)	16,491

		582,763

	Diversified Telecommunication Services - 0.34%
558	Cogent Communications Holdings, Inc. (b)	35,556
1,181	Frontier Communications Parent, Inc. (a)(b)	26,891
3,834	IDT Corp. - Class B (a)	130,663
690	Iridium Communications, Inc.	42,732
4,385	Ooma, Inc. (a)	54,856
2,059	Radius Global Infrastructure, Inc. - Class A (a)(b)	30,205

		320,903

	Electric Utilities - 0.40%
347	ALLETE, Inc.	22,336
1,641	Hawaiian Electric Industries, Inc.	63,015
500	IDACORP, Inc.	54,165
1,515	OGE Energy Corp. (b)	57,055
819	Pinnacle West Capital Corp.	64,898
635	PNM Resources, Inc.	30,912
780	Portland General Electric Co. (b)	38,134
485	Unitil Corp.	27,664
994	Via Renewables, Inc.	18,266

		376,445

	Electrical Equipment - 1.78%
738	Acuity Brands, Inc. (b)	134,855
1,116	Allied Motion Technologies, Inc.	43,133
1,540	Atkore International Group, Inc. (a)	216,339
865	AZZ, Inc.	35,673
4,498	Babcock & Wilcox Enterprises, Inc. (a)	27,258
1,016	Belden, Inc.	88,158
760	Bloom Energy Corp. - Class A (a)(b)	15,147
926	Brady Corp. - Class A	49,754
1,769	ChargePoint Holdings, Inc. (a)(b)	18,521
1,196	Encore Wire Corp. (b)	221,655
221	EnerSys	19,200
799	Franklin Electric Co., Inc.	75,186
14,577	GrafTech International, Ltd.	70,844
582	Hubbell, Inc. (b)	141,606
2,620	nVent Electric PLC - ADR	112,503
910	Preformed Line Products Co.	116,516
705	Regal Beloit Corp. (b)	99,215
1,292	Sensata Technologies Holding PLC - ADR (b)	64,626
872	Shoals Technologies Group, Inc. - Class A (a)	19,873
2,001	Thermon Group Holdings, Inc. (a)	49,865
1,362	Vertiv Holdings Co.	19,490
849	Vicor Corp. (a)	39,852
196	Woodward Governor Co.	19,085

		1,698,354

Number of Shares		Value
	Electronic Equipment, Instruments & Components - 2.08%
3,654	Arlo Technologies, Inc. (a)	$22,143
1,052	Arrow Electronics, Inc. (a)	131,363
1,446	Avnet, Inc.	65,359
1,066	Benchmark Electronics, Inc.	25,254
1,908	Cognex Corp. (b)	94,541
1,583	Coherent Corp. (a)(b)	60,281
1,302	CTS Corp. (b)	64,397
1,199	Dolby Laboratories, Inc. - Class A	102,419
549	Fabrinet - ADR (a)	65,199
694	FARO Technologies, Inc. (a)	17,079
2,471	Identiv, Inc. (a)	15,172
832	Insight Enterprises, Inc. (a)(b)	118,943
252	IPG Photonics Corp. (a)(b)	31,074
409	Itron, Inc. (a)	22,679
1,851	Jabil, Inc.	163,184
2,685	Knowles Corp. (a)	45,645
181	Littelfuse, Inc. (b)	48,524
788	Methode Electronics, Inc.	34,577
3,428	Napco Security Technologies, Inc. (a)	128,824
2,266	National Instruments Corp.	118,761
501	Novanta, Inc. - ADR (a)	79,704
364	OSI Systems, Inc. (a)	37,259
926	PC Connection, Inc.	41,633
272	Plexus Corp. (a)	26,539
1,430	Sanmina Corp. (a)(b)	87,216
1,282	ScanSource, Inc. (a)	39,024
726	TD SYNNEX Corp.	70,270
3,515	TTM Technologies, Inc. (a)(b)	47,417
227	Universal Display Corp. (b)	35,215
2,848	Vishay Intertechnology, Inc. (b)	64,422
2,979	Vontier Corp.	81,446

		1,985,563

	Energy Equipment & Services - 0.81%
3,136	Archrock, Inc.	30,639
1,624	Bristow Group, Inc. (a)	36,378
611	Cactus, Inc. - Class A	25,191
1,730	ChampionX Corp. (b)	46,935
10,332	Helix Energy Solutions Group, Inc. (a)(b)	79,970
736	Helmerich & Payne, Inc.	26,312
346	Nabors Industries Ltd. - ADR (a)	42,181
5,229	National Energy Services Reunited Corp. - ADR (a)	27,504
8,901	Newpark Resources, Inc. (a)	34,269
1,997	NexTier Oilfield Solutions, Inc. (a)(b)	15,876
3,407	NOV, Inc.	63,064
3,036	Oceaneering International, Inc. (a)	53,525
4,821	Oil States International, Inc. (a)	40,159
3,780	Patterson-UTI Energy, Inc.	44,226
4,112	ProPetro Holding Corp. (a)(b)	29,565
9,166	TETRA Technologies, Inc. (a)	24,290
440	Tidewater, Inc. (a)	19,395
5,080	US Silica Holdings, Inc. (a)	60,655
406	Valaris Ltd. - ADR (a)	26,414
822	Weatherford International PLC - ADR (a)	48,786

		775,334

	Entertainment - 0.40%
1,777	Liberty Media Corp. - Liberty Formula One - Class C (a)	132,973
9,230	Playstudios, Inc. (a)	34,059

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
3,749	Playtika Holding Corp. (a)	$42,214
33,406	Skillz, Inc. (a)	19,816
96	The Madison Square Garden Co. - Class A (a)	18,705
2,021	The Marcus Corp. (b)	32,336
3,235	Vivid Seats, Inc. - Class A (a)(b)	24,683
853	World Wrestling Entertainment, Inc. - Class A (b)	77,845

		382,631

	Financial Services - 0.34%
1,805	Enact Holdings, Inc.	41,262
2,102	International Money Express, Inc. (a)	54,189
2,242	Jackson Financial, Inc. - Class A (b)	83,873
447	Shift4 Payments, Inc. - Class A (a)(b)	33,883
2,622	StoneCo, Ltd. - Class A - ADR (a)(b)	25,014
1,080	Toast, Inc. - Class A (a)	19,170
9,914	UWM Holdings Corp. (b)	48,678
2,069	Velocity Financial, Inc. (a)	18,683

		324,752

	Food & Staples Retailing - 1.61%
2,977	BJ’s Wholesale Club Holdings, Inc. (a)	226,460
740	Casey’s General Stores, Inc.	160,180
4,122	HF Foods Group, Inc. (a)	16,158
1,257	Ingles Markets, Inc. - Class A	111,496
3,381	Natural Grocers by Vitamin Cottage, Inc.	39,727
3,255	Performance Food Group Co. (a)(b)	196,407
396	PriceSmart, Inc.	28,306
9,962	Rite Aid Corp. (a)	22,315
3,427	SpartanNash Co.	84,990
4,490	Sprouts Farmers Market, Inc. (a)(b)	157,285
1,011	The Andersons, Inc.	41,774
1,091	The Chefs’ Warehouse, Inc. (a)	37,149
2,843	The Fresh Market, Inc. (a)(c)(e)(f)	0
4,162	U.S. Foods Holding Corp. (a)	153,744
3,654	United Natural Foods, Inc. (a)	96,283
2,516	Village Super Market, Inc. - Class A	57,566
1,221	Weis Markets, Inc.	103,382

		1,533,222

	Food Products - 1.00%
421	Cal-Maine Foods, Inc. (b)	25,635
1,901	Darling International, Inc. (a)(b)	111,019
4,417	Flowers Foods, Inc. (b)	121,070
1,120	Fresh Del Monte Produce, Inc. - ADR	33,723
2,081	Hostess Brands, Inc. (a)(b)	51,775
813	Ingredion, Inc. (b)	82,707
160	J&J Snack Foods Corp.	23,715
383	John B. Sanfilippo & Son, Inc.	37,121
946	Lamb Weston Holdings, Inc.	98,876
242	Lancaster Colony Corp. (b)	49,097
1,107	Pilgrim’s Pride Corp. (a)(b)	25,660
749	Post Holdings, Inc. (a)(b)	67,313
912	Seneca Foods Corp. - Class A (a)	47,670
929	Simply Good Foods Co. (a)	36,946
1,004	The Hain Celestial Group, Inc. (a)	17,219
1,238	TreeHouse Foods, Inc. (a)(b)	62,432
3,411	Vital Farms, Inc. (a)	52,188
3,672	Whole Earth Brands, Inc. (a)	9,400

		953,566

Number of Shares		Value
	Gas Utilities - 0.61%
2,005	Brookfield Infrastructure Corp. - Class A - ADR (b)	$92,350
4,250	EQT Corp. (b)	135,617
785	National Fuel Gas Co. (b)	45,326
810	New Jersey Resources Corp. (b)	43,092
946	ONE Gas, Inc. (b)	74,952
541	Southwest Gas Holdings, Inc.	33,785
344	Spire, Inc. (b)	24,128
3,752	UGI Corp. (b)	130,420

		579,670

	Ground Transportation - 0.08%
163,049	Bird Global, Inc. - Class A (a)	45,638
1,042	Hertz Global Holdings, Inc. (a)(b)	16,974
1,204	Lyft, Inc. - Class A (a)	11,161

		73,773

	Health Care Equipment & Supplies - 2.44%
3,514	Alphatec Holdings, Inc. (a)	54,818
1,314	AngioDynamics, Inc. (a)	13,587
1,594	Anika Therapeutics, Inc. (a)	45,780
743	AtriCure, Inc. (a)	30,797
1,771	Avanos Medical, Inc. (a)	52,670
216	Axonics, Inc. (a)(b)	11,785
2,571	Cardiovascular Systems, Inc. (a)	51,060
7,600	Cerus Corp. (a)(b)	22,572
2,183	Dentsply Sirona, Inc. (b)	85,748
2,595	Embecta Corp. (b)	72,971
920	Enovis Corp. (a)	49,211
2,291	Envista Holdings Corp. (a)	93,656
6,758	Figs, Inc. - Class A (a)	41,832
1,062	Globus Medical, Inc. - Class A (a)	60,152
626	Haemonetics Corp. (a)	51,801
989	Inari Medical, Inc. (a)	61,061
785	Inogen, Inc. (a)	9,797
479	Integer Holdings Corp. (a)	37,122
804	Integra LifeSciences Holdings Corp. (a)(b)	46,158
1,234	iRadimed Corp.	48,558
580	iRhythm Technologies, Inc. (a)	71,937
1,267	Lantheus Holdings, Inc. (a)(b)	104,603
1,238	LeMaitre Vascular, Inc. (b)	63,720
512	LivaNova PLC - ADR (a)	22,313
591	Masimo Corp. (a)	109,063
534	Merit Medical Systems, Inc. (a)	39,489
587	Nevro Corp. (a)	21,220
640	Novocure, Ltd. - ADR (a)	38,490
556	NuVasive, Inc. (a)	22,968
3,139	Orthofix Medical, Inc. (a)	52,578
474	Penumbra, Inc. (a)(b)	132,099
463	QuidelOrtho Corp. (a)	41,249
620	Shockwave Medical, Inc. (a)	134,435
1,859	SI-BONE, Inc. (a)	36,567
1,248	Silk Road Medical, Inc. (a)	48,834
1,258	STAAR Surgical Co. (a)(b)	80,449
721	SurModics, Inc. (a)	16,424
7,633	Tactile Systems Technology, Inc. (a)	125,334
1,260	Tandem Diabetes Care, Inc. (a)(b)	51,169
240	TransMedics Group, Inc. (a)	18,175
242	Utah Medical Products, Inc.	22,934
1,893	Varex Imaging Corp. (a)	34,434
3,098	Zimvie, Inc. (a)	22,399

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
6,439	Zynex, Inc. (a)	$77,268

		2,329,287

	Health Care Providers & Services - 2.25%
1,369	Acadia Healthcare Co., Inc. (a)(b)	98,910
1,889	AdaptHealth Corp. (a)	23,480
539	Addus HomeCare Corp. (a)	57,544
669	Agilon Health, Inc. (a)(b)	15,889
3,930	AirSculpt Technologies, Inc.	19,807
846	Amedisys, Inc. (a)	62,223
1,381	AMN Healthcare Services, Inc. (a)	114,568
258	Chemed Corp. (b)	138,739
356	CorVel Corp. (a)	67,740
5,262	Cross Country Healthcare, Inc. (a)(b)	117,448
690	DaVita, Inc. (a)	55,966
804	Encompass Health Corp.	43,496
1,010	Enhabit, Inc. (a)	14,049
1,980	Fulgent Genetics, Inc. (a)	61,816
553	HealthEquity, Inc. (a)	32,467
2,936	Henry Schein, Inc. (a)	239,401
7,081	Innovage Holding Corp. (a)(b)	56,506
287	ModivCare, Inc. (a)	24,131
707	National HealthCare Corp.	41,055
1,573	National Research Corp.	68,441
504	Oak Street Health, Inc. (a)	19,495
2,400	Option Care Health, Inc. (a)	76,248
2,590	Owens & Minor, Inc. (a)	37,684
2,306	Patterson Cos., Inc.	61,732
2,348	Pediatrix Medical Group, Inc. (a)(b)	35,009
1,886	PetIQ, Inc. (a)	21,576
1,671	Premier, Inc. - Class A	54,090
671	Progyny, Inc. (a)(b)	21,553
955	R1 RCM, Inc. (a)(b)	14,325
730	Select Medical Holdings Corp. (b)	18,871
926	Surgery Partners, Inc. (a)(b)	31,919
1,777	Tenet Healthcare Corp. (a)(b)	105,589
898	The Ensign Group, Inc. (b)	85,795
3,292	The Joint Corp (a)	55,404
245	U.S. Physical Therapy, Inc. (b)	23,988
995	Universal Health Services, Inc. - Class B	126,465

		2,143,419

	Health Care Technology - 0.54%
1,866	Computer Programs & Systems, Inc. (a)	56,353
1,282	Evolent Health, Inc. - Class A (a)(b)	41,601
1,709	HealthStream, Inc. (a)	46,314
477	Inspire Medical Systems, Inc. (a)	111,651
16,353	Multiplan Corp. (a)	17,334
6,097	NextGen Healthcare, Inc. (a)	106,149
419	Omnicell, Inc. (a)	24,583
2,484	Teladoc Health, Inc. (a)	64,336
3,872	Veradigm, Inc. (a)(b)	50,529

		518,850

	Hotels, Restaurants & Leisure - 1.99%
1,758	Aramark	62,936
327	Biglari Holdings, Inc. - Class B (a)	55,328
731	BJ’s Restaurants, Inc. (a)(b)	21,301
1,792	Bloomin’ Brands, Inc. (b)	45,965
1,821	Bluegreen Vacations Holding Corp. - Class A	49,859

Number of Shares		Value
	Hotels, Restaurants & Leisure (Continued)
1,258	Boyd Gaming Corp.	$80,663
729	Brinker International, Inc. (a)	27,702
627	Callaway Golf Co. (a)(b)	13,556
2,494	Century Casinos, Inc. (a)	18,281
478	Choice Hotels International, Inc. (b)	56,017
203	Churchill Downs, Inc. (b)	52,181
1,016	Chuy’s Holdings, Inc. (a)	36,423
256	Cracker Barrel Old Country Store, Inc. (b)	29,081
1,072	Dave & Buster’s Entertainment, Inc. (a)	39,439
422	Dine Brands Global, Inc. (b)	28,544
2,776	El Pollo Loco Holdings, Inc.	26,622
1,453	Everi Holdings, Inc. (a)	24,919
1,239	Hilton Grand Vacations, Inc. (a)	55,049
464	Hyatt Hotels Corp. - Class A (a)	51,870
3,157	Inspired Entertainment, Inc. (a)	40,378
3,100	International Game Technology PLC	83,080
564	Kura Sushi USA, Inc. - Class A (a)	37,134
1,433	Light & Wonder, Inc. (a)	86,051
597	Marriott Vacations Worldwide Corp.	80,511
1,455	Norwegian Cruise Line Holdings, Ltd. - ADR (a)(b)	19,570
618	Papa John’s International, Inc.	46,307
1,832	Penn National Gaming, Inc. (a)(b)	54,337
406	Planet Fitness, Inc. - Class A (a)(b)	31,534
623	RCI Hospitality Holdings, Inc.	48,700
710	Red Rock Resorts, Inc. - Class A (b)	31,645
777	SeaWorld Entertainment, Inc. (a)	47,638
8,027	Target Hospitality Corp. (a)(b)	105,475
563	Texas Roadhouse, Inc. (b)	60,838
3,028	The ONE Group Hospitality, Inc. (a)(f)	24,527
855	The Wendy’s Co.	18,622
790	Travel + Leisure Co. (b)	30,968
226	Vail Resorts, Inc.	52,812
614	Wingstop, Inc. (b)	112,718
689	Wyndham Hotels & Resorts Inc.	46,749
525	Wynn Resorts Ltd. (a)	58,753

		1,894,083

	Household Durables - 2.09%
31,730	Aterian, Inc. (a)	27,291
1,900	Beazer Homes USA, Inc. (a)	30,172
207	Cavco Industries, Inc. (a)(b)	65,772
692	Century Communities, Inc. (b)	44,233
2,485	Ethan Allen Interiors, Inc. (b)	68,238
6,318	GoPro, Inc. - Class A (a)	31,780
2,156	Green Brick Partners, Inc. (a)	75,589
358	Helen of Troy, Ltd. - ADR (a)(b)	34,071
629	Hovnanian Enterprises, Inc. - Class A (a)	42,671
549	Installed Building Products, Inc.	62,602
932	iRobot Corp. (a)	40,672
799	KB Home (b)	32,104
5,380	Landsea Homes Corp. (a)	32,603
2,098	La-Z-Boy, Inc. (b)	61,010
716	Leggett & Platt, Inc.	22,826
3,627	Lifetime Brands, Inc.	21,327
1,726	Lovesac Co. (a)(b)	49,881
840	M/I Homes, Inc. (a)	52,996
563	Meritage Homes Corp.	65,736
686	Mohawk Industries, Inc. (a)	68,751
3,826	PulteGroup, Inc.	222,979

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Household Durables (Continued)
4,884	Purple Innovation, Inc. (a)	$12,894
1,396	Skyline Champion Corp. (a)	105,021
2,136	Snap One Holdings Corp. (a)	19,972
3,326	Sonos, Inc. (a)(b)	65,256
2,661	Taylor Morrison Home Corp. (a)(b)	101,810
3,862	Tempur Sealy International, Inc. (b)	152,510
1,872	Toll Brothers, Inc.	112,376
452	TopBuild Corp. (a)	94,079
4,096	Traeger, Inc. (a)	16,835
3,387	TRI Pointe Group, Inc. (a)(b)	85,759
13,927	Tupperware Brands Corp. (a)	34,818
2,153	Turtle Beach Corp. (a)	21,573
1,264	Universal Electronics, Inc. (a)	12,817

		1,989,024

	Household Products - 0.14%
537	Central Garden & Pet Co. (a)	22,049
890	Central Garden & Pet Co. - Class A (a)	34,772
438	WD-40 Co.	77,986

		134,807

	Independent Power and Renewable Electricity Producers - 0.51%
956	Brookfield Renewable Corp. - Class A - ADR	33,412
2,339	Clearway Energy, Inc. - Class A	70,240
2,378	Clearway Energy, Inc. - Class C	74,503
4,637	NRG Energy, Inc.	159,003
399	Ormat Technologies, Inc. (b)	33,823
4,913	Vistra Energy Corp.	117,912

		488,893

	Industrial Conglomerates - 0.33%
567	Carlisle Companies, Inc.	128,181
1,299	Otter Tail Corp.	93,879
8	Seaboard Corp. (b)	30,160
343	Standex International Corp.	41,997
2,129	Tredegar Corp.	19,438

		313,655

	Insurance - 3.01%
1,800	Ambac Financial Group, Inc. (a)	27,864
2,669	American Equity Investment Life Holding Co. (b)	97,392
1,435	American Financial Group, Inc.	174,353
619	AMERISAFE, Inc.	30,300
683	Assurant, Inc.	82,008
1,300	Assured Guaranty, Ltd. - ADR	65,351
1,392	Axis Capital Holdings, Ltd. - ADR	75,892
1,726	Brighthouse Financial, Inc. (a)(b)	76,134
3,370	Brown & Brown, Inc. (b)	193,505
2,228	CNO Financial Group, Inc.	49,439
2,200	Donegal Group, Inc. - Class A	33,616
662	Employers Holdings, Inc.	27,599
419	Erie Indemnity Co. - Class A (b)	97,066
545	Everest Re Group, Ltd. - ADR	195,121
1,488	First American Financial Corp. (b)	82,822
11,950	Genworth Financial, Inc. - Class A (a)	59,989
1,159	Globe Life, Inc.	127,513
3,853	Greenlight Capital RE Ltd. - Class A - ADR (a)	36,180
852	Horace Mann Educators Corp.	28,525
249	Investors Title Co.	37,599

Number of Shares		Value
	Insurance (Continued)
326	Kemper Corp.	$17,819
376	Kinsale Capital Group, Inc. (b)	112,856
4,760	MBIA, Inc. (a)	44,078
132	National Western Life Group, Inc. - Class A	32,026
6,325	Old Republic International Corp. (b)	157,935
709	Primerica, Inc.	122,118
946	ProAssurance Corp.	17,482
908	Reinsurance Group of America, Inc.	120,546
354	RenaissanceRe Holdings, Ltd. - ADR	70,920
564	RLI Corp. (b)	74,961
1,009	Ryan Specialty Holdings, Inc. (a)	40,602
338	Safety Insurance Group, Inc.	25,188
885	Selective Insurance Group, Inc. (b)	84,367
1,050	Stewart Information Services Corp.	42,368
699	The Hanover Insurance Group, Inc. (b)	89,822
3,491	Tiptree, Inc.	50,864
757	United Fire Group, Inc.	20,098
3,133	Unum Group	123,941
15	White Mountains Insurance Group, Ltd. - ADR	20,662

		2,866,921

	Interactive Media & Services - 0.61%
2,647	Arena Group Holdings, Inc. (a)	11,250
3,229	Cargurus, Inc. (a)	60,318
5,388	Cars.com, Inc. (a)(b)	103,988
5,208	DHI Group, Inc. (a)	20,207
4,765	EverQuote, Inc. - Class A (a)	66,234
62,935	Leafly Holdings, Inc. (a)	25,168
1,795	MediaAlpha, Inc. - Class A (a)	26,889
1,981	QuinStreet, Inc. (a)	31,438
1,765	TripAdvisor, Inc. (a)	35,053
18,058	TrueCar, Inc. (a)	41,533
2,787	Yelp, Inc. (a)	85,561
1,698	Zillow Group, Inc. - Class C (a)(b)	75,510

		583,149

	Internet & Direct Marketing Retail - 0.40%
5,674	1-800-Flowers.com, Inc. - Class A (a)	65,251
13,799	aka Brands Holding Corp. (a)	7,516
7,464	CarParts.com, Inc. (a)	39,858
6,393	Duluth Holdings, Inc. - Class B (a)	40,787
6,347	Groupon, Inc. (a)	26,721
3,825	Lands’ End, Inc. (a)	37,179
1,348	PetMed Express, Inc. (b)	21,891
8,052	Quotient Technology, Inc. (a)	26,411
931	Shutterstock, Inc.	67,591
1,526	Wayfair, Inc. - Class A (a)(b)	52,403

		385,608

	Internet Software & Services - 0.02%
1,558	Liquidity Services, Inc. (a)	20,519

	IT Services - 2.82%
2,210	Amdocs, Ltd. - ADR	212,226
899	Black Knight, Inc. (a)	51,746
2,269	Booz Allen Hamilton Holding Corp. - Class A	210,314
1,847	Bread Financial Holdings, Inc.	56,001
11,543	Brightcove, Inc. (a)	51,366
529	CACI International, Inc. - Class A (a)(b)	156,732
1,526	Cass Information Systems, Inc.	66,091
1,007	Concentrix Corp. (b)	122,401
15,110	Conduent, Inc. (a)	51,827

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	IT Services (Continued)
1,962	CSG Systems International, Inc.	$105,359
409	DigitalOcean Holdings, Inc. (a)(b)	16,021
4,207	DXC Technology Co. (a)	107,531
639	Euronet Worldwide, Inc. (a)	71,504
1,046	EVERTEC, Inc. - ADR	35,302
745	ExlService Holdings, Inc. (a)(b)	120,563
3,389	Genpact, Ltd. - ADR	156,640
2,713	Gogo, Inc. (a)	39,339
1,738	Grid Dynamics Holdings, Inc. (a)	19,917
860	I3 Verticals, Inc. - Class A (a)(b)	21,096
3,989	IBEX Holdings Ltd. - ADR (a)	97,332
14,346	Information Services Group, Inc.	73,021
1,308	Kyndryl Holdings, Inc. (a)	19,306
2,572	LiveRamp Holdings, Inc. (a)	56,404
1,068	Maximus, Inc. (b)	84,052
2,190	MoneyGram International, Inc. (a)	22,820
1,573	Perficient, Inc. (a)	113,555
26,189	Rackspace Technology, Inc. (a)	49,235
1,933	Repay Holdings Corp. (a)	12,700
578	Science Applications International Corp. (b)	62,112
4,815	SolarWinds Corp. (a)	41,409
1,732	Squarespace, Inc. - Class A (a)	55,026
4,254	The Hackett Group, Inc.	78,614
4,937	The Western Union Co.	55,048
422	TTEC Holdings, Inc.	15,711
3,906	Unisys Corp. (a)	15,155
2,139	Verra Mobility Corp. (a)(b)	36,192
369	WEX, Inc. (a)(b)	67,855
624	Wix.com, Ltd. - ADR (a)	62,275

		2,689,798

	Leisure Products - 1.15%
1,131	Acushnet Holdings Corp.	57,613
1,380	Brunswick Corp.	113,160
1,230	Clarus Corp. (b)	11,624
1,750	Hayward Holdings, Inc. (a)	20,510
509	Johnson Outdoors, Inc. - Class A	32,072
856	Malibu Boats, Inc. - Class A (a)	48,321
2,765	Marine Products Corp.	36,470
2,894	MasterCraft Boat Holdings, Inc. (a)	88,064
6,336	Mattel, Inc. (a)(b)	116,646
1,002	Polaris Industries, Inc. (b)	110,851
611	Pool Corp. (b)	209,231
3,842	Smith & Wesson Brands, Inc.	47,295
3,865	Solo Brands, Inc. - Class A (a)	27,751
817	Sturm, Ruger & Co., Inc.	46,929
2,451	Vista Outdoor, Inc. (a)(b)	67,917
1,459	YETI Holdings, Inc. (a)(b)	58,360

		1,092,814

	Life Sciences Tools & Services - 0.90%
936	10X Genomics, Inc. - Class A (a)	52,219
5,266	AbCellera Biologics, Inc. - ADR (a)	39,706
2,048	Bio-Techne Corp.	151,941
1,583	Bruker Corp.	124,804
503	Charles River Laboratories International, Inc. (a)	101,515
4,663	Codexis, Inc. (a)	19,305
2,411	Inotiv, Inc. (a)	10,440
2,505	Maravai LifeSciences Holdings, Inc. - Class A (a)	35,095

Number of Shares		Value
	Life Sciences Tools & Services (Continued)
517	Medpace holdings, Inc. (a)(b)	$97,222
3,173	QIAGEN NV - ADR (a)	145,736
2,165	Syneos Health, Inc. (a)	77,117

		855,100

	Machinery - 3.64%
1,016	AGCO Corp.	137,363
225	Alamo Group, Inc.	41,436
409	Albany International Corp. - Class A (b)	36,548
1,469	Allison Transmission Holdings, Inc.	66,458
506	Astec Industries, Inc.	20,872
525	Badger Meter, Inc. (b)	63,956
840	Barnes Group, Inc.	33,835
260	Chart Industries, Inc. (a)(b)	32,604
1,868	CIRCOR International, Inc. (a)	58,132
1,262	Columbus McKinnon Corp.	46,896
734	Crane Holdings Co.	83,309
1,705	Donaldson Co., Inc.	111,405
2,190	Energy Recovery, Inc. (a)	50,480
547	EnPro Industries, Inc.	56,828
1,166	Esab Corp. (b)	68,876
272	ESCO Technologies, Inc.	25,962
1,477	Evoqua Water Technologies Corp. (a)	73,436
753	Federal Signal Corp.	40,820
1,122	Flowserve Corp.	38,148
3,275	Gates Industrial Corp PLC - ADR (a)	45,490
2,320	Graco, Inc. (b)	169,383
417	Helios Technologies, Inc.	27,272
640	ITT, Inc.	55,232
449	John Bean Technologies Corp.	49,071
293	Kadant, Inc.	61,096
1,046	Kennametal, Inc. (b)	28,849
866	Lincoln Electric Holdings, Inc. (b)	146,441
154	Lindsay Corp.	23,274
2,175	Mueller Industries, Inc. (b)	159,819
1,838	Mueller Water Products, Inc. - Class A	25,622
803	Nordson Corp. (b)	178,475
577	Omega Flex, Inc.	64,301
905	Oshkosh Corp.	75,278
1,428	Pentair PLC - ADR	78,926
770	Proto Labs, Inc. (a)	25,526
143	RBC Bearings, Inc. (a)	33,280
3,472	REV Group, Inc.	41,629
1,026	Snap-on, Inc. (b)	253,309
626	SPX Technologies, Inc. (a)	44,183
591	Tennant Co.	40,501
1,521	Terex Corp.	73,586
3,275	The Manitowoc Co., Inc. (a)	55,970
475	The Middleby Corp. (a)	69,640
2,159	The Shyft Group Inc	49,117
859	The Timken Co. (b)	70,197
1,609	The Toro Co. (a)	178,856
2,756	Titan International, Inc. (a)	28,883
1,035	TriMas Corp.	28,835
250	Valmont Industries, Inc.	79,820
1,200	Wabash National Corp. (b)	29,508
510	Watts Water Technologies, Inc. - Class A	85,843

		3,464,576

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Marine - 0.22%
882	Eagle Bulk Shipping, Inc. - ADR	$40,131
747	Kirby Corp. (a)	52,066
1,003	Matson, Inc. (b)	59,849
9,051	Safe Bulkers, Inc. - ADR	33,398
2,752	SFL Corp. Ltd. - ADR	26,144

		211,588

	Marine Transportation - 0.06%
2,455	Genco Shipping & Trading Ltd. - ADR	38,445
1,577	Golden Ocean Group Ltd. - ADR	15,013

		53,458

	Media - 1.04%
5,242	Advantage Solutions, Inc. (a)	8,282
954	AMC Networks, Inc. - Class A (a)	16,771
7,233	Entravision Communications Corp. - Class A	43,760
11,078	Gannett Co, Inc. (a)	20,716
2,271	Gray Television, Inc.	19,803
2,219	iHeartMedia, Inc. - Class A (a)	8,654
870	John Wiley & Sons, Inc. - Class A (b)	33,730
4,323	Liberty Latin America Ltd. - Class A - ADR (a)	35,924
2,759	Liberty Latin America, Ltd. - Class C - ADR (a)	22,789
393	Liberty Media Group - Class A (a)	26,528
5,686	News Corp. - Class A	98,197
2,667	News Corp. - Class B	46,486
609	Nexstar Media Group, Inc. (b)	105,150
1,467	Scholastic Corp.	50,201
1,227	Sinclair Broadcast Group, Inc. - Class A (b)	21,055
726	TechTarget, Inc. (a)	26,223
3,522	TEGNA, Inc.	59,557
2,882	The E.W. Scripps Co. - Class A (a)	27,120
4,652	The Interpublic Group of Companies, Inc. (b)	173,241
2,099	The New York Times Co. - Class A (b)	81,609
2,391	Thryv Holdings, Inc. (a)(b)	55,136
246	Value Line, Inc.	11,889

		992,821

	Metals & Mining - 2.23%
2,188	Alcoa Corp.	93,121
1,212	ATI, Inc. (a)	47,826
539	Alpha Metallurgical Resources, Inc.	84,084
7,409	Cleveland-Cliffs, Inc. (a)(b)	135,807
2,114	Commercial Metals Co.	103,375
1,797	Constellium SE - ADR (a)	27,458
503	Gibraltar Industries, Inc. (a)	24,396
693	Haynes International, Inc.	34,712
1,691	Hecla Mining Co.	10,704
262	Kaiser Aluminum Corp.	19,553
305	Materion Corp.	35,380
2,390	Olympic Steel, Inc.	124,782
1,307	Reliance Steel & Aluminum Co. (b)	335,559
158	Royal Gold, Inc.	20,494
4,713	Ryerson Holding Corp.	171,459
1,101	Schnitzer Steel Industries, Inc. - Class A	34,241
1,870	SSR Mining, Inc. - ADR	28,274
3,701	Steel Dynamics, Inc. (b)	418,435
6,980	SunCoke Energy, Inc.	62,680
4,206	TimkenSteel Corp. (a)	77,138
4,736	United States Steel Corp. (b)	123,610
2,494	Warrior Met Coal, Inc.	91,555

Number of Shares		Value
	Metals & Mining (Continued)
259	Worthington Industries, Inc.	$16,744

		2,121,387

	Multiline Retail - 0.55%
1,756	Big Lots, Inc.	19,246
662	Dillard’s, Inc. - Class A (b)	203,684
3,351	Kohl’s Corp. (b)	78,883
8,172	Macy’s, Inc. (b)	142,928
2,677	Nordstrom, Inc. (b)	43,555
645	Ollie’s Bargain Outlet Holdings, Inc. (a)	37,371

		525,667

	Multi-Utilities - 0.26%
740	Avista Corp.	31,413
625	Black Hills Corp. (b)	39,437
2,372	MDU Resources Group, Inc.	72,299
3,669	NiSource, Inc.	102,585

		245,734

	Oil, Gas & Consumable Fuels - 3.47%
5,775	Alto Ingredients, Inc. (a)	8,663
692	Kinetik Holdings, Inc. (b)	21,660
3,973	Amplify Energy Corp. (a)	27,295
2,675	Antero Midstream Corp.	28,061
4,620	Antero Resources Corp. (a)(b)	106,676
6,201	APA Corp. (b)	223,608
377	Arch Resources, Inc. (b)	49,560
2,807	Battalion Oil Corp. (a)	18,442
4,684	Berry Corp.	36,769
1,483	California Resources Corp.	57,096
728	Callon Petroleum Co. (a)(b)	24,344
839	Centrus Energy Corp. - Class A (a)	27,016
1,369	Chesapeake Energy Corp. (b)	104,099
801	Chord Energy Corp. (b)	107,815
909	Civitas Resources, Inc. (b)	62,121
2,890	CNX Resources Corp. (a)(b)	46,298
3,364	Comstock Resources, Inc. (b)	36,298
1,996	CONSOL Energy, Inc.	116,307
1,014	CVR Energy, Inc.	33,239
1,832	Delek US Holdings, Inc	42,044
592	Denbury, Inc. (a)	51,877
2,527	Dorian LPG, Ltd. - ADR	50,388
661	DT Midstream, Inc.	32,634
3,214	Earthstone Energy, Inc. - Class A (a)(b)	41,814
7,781	Equitrans Midstream Corp. (b)	44,974
1,401	Frontline PLC - ADR	23,201
1,287	Golar LNG, Ltd. - ADR (a)	27,799
759	Green Plains, Inc. (a)	23,521
1,984	HF Sinclair Corp.	95,986
535	International Seaways, Inc. - ADR	22,299
4,521	Kosmos Energy Ltd. (a)(b)	33,636
4,506	Magnolia Oil & Gas Corp. - Class A (b)	98,591
2,256	Matador Resources Co. (b)	107,498
2,607	Murphy Oil Corp.	96,407
832	NACCO Industries, Inc. - Class A	30,010
388	New Fortress Energy, Inc. (b)	11,419
1,224	Northern Oil and Gas, Inc. (b)	37,148
3,466	OVINTIV, Inc.	125,053
2,757	PBF Energy, Inc. - Class A	119,544
1,440	PDC Energy, Inc. (b)	92,419
3,067	Peabody Energy Corp. (a)(b)	78,515

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
9,317	Permian Resources Corp.	$97,829
3,498	Range Resources Corp. (b)	92,592
1,154	Ranger Oil Corp. - Class A	47,129
11,401	Ring Energy, Inc. (a)	21,662
746	Scorpio Tankers, Inc. - ADR	42,007
844	SilverBow Resources, Inc. (a)(b)	19,285
2,509	Sitio Royalties Corp. - Class A	56,703
2,769	SM Energy Co. (b)	77,975
21,175	Southwestern Energy Co. (a)	105,875
3,722	Talos Energy, Inc. (a)(b)	55,235
8,927	Teekay Corp. - ADR (a)	55,169
56	Texas Pacific Land Corp.	95,257
5,075	Uranium Energy Corp. (a)	14,616
9,899	Vaalco Energy, Inc.	44,843
584	Vital Energy, Inc. (a)(b)	26,595
1,111	World Fuel Services Corp.	28,386

		3,303,302

	Paper & Forest Products - 0.38%
2,267	Boise Cascade Co.	143,388
1,153	Clearwater Paper Corp. (a)	38,533
2,836	Louisiana-Pacific Corp.	153,740
2,770	Resolute Forest Products (a)(c)(e)(f)	3,933
522	Sylvamo Corp.	24,148

		363,742

	Personal Care Products - 0.05%
6,107	The Honest Co., Inc. (a)	10,993
7,999	Thorne HealthTech, Inc. (a)	36,955

		47,948

	Personal Products - 0.80%
2,487	BellRing Brands, Inc. (a)	84,558
3,902	Coty, Inc. - Class A (a)(b)	47,058
994	Edgewell Personal Care Co.	42,166
2,147	elf Beauty, Inc. (a)	176,805
2,463	Herbalife Nutrition, Ltd. - ADR (a)(b)	39,654
658	Inter Parfums, Inc.	93,594
546	Medifast, Inc. (b)	56,604
4,728	Nature’s Sunshine Products, Inc. (a)	48,273
1,975	Nu Skin Enterprises, Inc. - Class A	77,637
2,957	The Beauty Health Co. (a)	37,347
929	USANA Health Sciences, Inc. (a)	58,434

		762,130

	Pharmaceuticals - 1.33%
34,119	Amneal Pharmaceuticals, Inc. (a)	47,425
3,857	Amphastar Pharmaceuticals, Inc. (a)(b)	144,637
18,514	BARK, Inc. (a)	26,845
4,309	Collegium Pharmaceutical, Inc. (a)(b)	103,373
5,510	Corcept Therapeutics, Inc. (a)	119,347
1,300	Harmony Biosciences Holdings, Inc. (a)(b)	42,445
7,266	Innoviva, Inc. (a)	81,742
758	Intra-Cellular Therapies, Inc. (a)	41,046
1,089	IVERIC Bio, Inc. (a)	26,495
1,114	Jazz Pharmaceuticals PLC - ADR (a)	163,012
430	Organon & Co.	10,114
852	Pacira Pharmaceuticals, Inc. (a)	34,770
2,246	Perrigo Co. PLC - ADR	80,564
1,570	Phibro Animal Health Corp. - Class A	24,052

Number of Shares		Value
	Pharmaceuticals (Continued)
1,992	Prestige Consumer Healthcare, Inc. (a)	$124,759
15,662	SIGA Technologies, Inc.	90,057
2,950	Supernus Pharmaceuticals, Inc. (a)(b)	106,879

		1,267,562

	Professional Services - 1.51%
2,081	Alight, Inc. - Class A (a)(b)	19,166
965	ASGN, Inc. (a)	79,776
6,678	Atlas Technical Consultants, Inc. (a)	81,405
1,010	CBIZ, Inc. (a)	49,985
422	CRA International, Inc. (b)	45,500
379	Exponent, Inc.	37,782
751	Forrester Research, Inc. (a)	24,295
1,236	Franklin Covey Co. (a)	47,549
569	FTI Consulting, Inc. (a)(b)	112,292
981	Heidrick & Struggles International, Inc.	29,783
648	Huron Consulting Group, Inc. (a)	52,080
520	ICF International, Inc.	57,044
705	Insperity, Inc.	85,693
1,821	Kelly Services, Inc. - Class A	30,210
1,318	Kforce, Inc.	83,350
850	Korn Ferry International (b)	43,979
4,364	Legalzoom.com, Inc. (a)	40,934
903	ManpowerGroup, Inc. (b)	74,525
1,451	Red Violet, Inc. (a)	25,538
3,696	Resources Connection, Inc.	63,054
2,408	Robert Half International, Inc.	194,013
610	TriNet Group, Inc. (a)	49,172
3,068	TrueBlue, Inc. (a)	54,610
2,231	Upwork, Inc. (a)	25,255
453	VSE Corp.	20,340
837	Willdan Group, Inc. (a)	13,074

		1,440,404

	Real Estate Management & Development - 0.42%
4,807	Anywhere Real Estate, Inc. (a)	25,381
8,613	Compass, Inc. - Class A (a)	27,820
4,494	Cushman & Wakefield PLC - ADR (a)(b)	47,367
6,875	eXp World Holdings, Inc. (b)	87,244
2,406	Forestar Group, Inc. (a)	37,437
523	Jones Lang LaSalle, Inc. (a)	76,091
2,316	Marcus & Millichap, Inc.	74,367
1,248	RE/MAX Holdings, Inc. - Class A	23,412

		399,119

	Road & Rail - 0.88%
1,081	ArcBest Corp.	99,906
364	Avis Budget Group, Inc. (a)(b)	70,907
1,552	Covenant Transportation Group, Inc. - Class A	54,972
5,512	Daseke, Inc. (a)	42,608
2,390	Knight-Swift Transportation Holdings, Inc.	135,226
856	Landstar System, Inc. (b)	153,447
2,085	PAM Transportation Services, Inc. (a)	59,693
978	RXO, Inc. (a)(b)	19,208
1,183	Ryder System, Inc.	105,571
255	Saia, Inc. (a)(b)	69,380
485	Werner Enterprises, Inc. (b)	22,063

		832,981

	Semiconductors & Semiconductor Equipment - 2.37%
514	Advanced Energy Industries, Inc. (b)	50,372
2,084	Allegro MicroSystems, Inc. (a)(b)	100,011

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
2,097	Alpha & Omega Semiconductor, Ltd. - ADR (a)	$56,514
481	Ambarella, Inc. - ADR (a)	37,239
4,307	Amkor Technology, Inc. (b)	112,068
1,199	Axcelis Technologies, Inc. (a)	159,767
561	CEVA, Inc. (a)	17,071
1,474	Cirrus Logic, Inc. (a)	161,226
1,566	Cohu, Inc. (a)(b)	60,119
957	Diodes, Inc. (a)(b)	88,771
326	Entegris, Inc. (b)	26,735
663	First Solar, Inc. (a)	144,202
1,653	FormFactor, Inc. (a)	52,648
728	Impinj, Inc. (a)	98,659
1,897	Kulicke & Soffa Industries, Inc. (b)	99,953
2,076	Lattice Semiconductor Corp. (a)	198,258
612	MACOM Technology Solutions Holdings, Inc. (a)(b)	43,354
1,894	MaxLinear, Inc. (a)	66,688
830	MKS Instruments, Inc. (b)	73,555
1,115	Onto Innovation, Inc. (a)	97,986
4,972	Photronics, Inc. (a)(b)	82,436
1,112	Power Integrations, Inc. (b)	94,120
2,869	Rambus, Inc. (a)(b)	147,065
1,097	Semtech Corp. (a)	26,482
194	Silicon Laboratories, Inc. (a)(b)	33,967
2,529	SMART Global Holdings, Inc. - ADR (a)	43,600
1,006	Ultra Clean Holdings, Inc. (a)(b)	33,359
1,626	Veeco Instruments, Inc. (a)(b)	34,357
300	Wolfspeed, Inc. (a)	19,485

		2,260,067

	Software - 5.11%
1,438	2U, Inc. (a)	9,850
16,615	8x8, Inc. (a)(b)	69,285
7,306	A10 Networks, Inc.	113,170
2,670	ACI Worldwide, Inc. (a)(b)	72,037
5,761	Adeia, Inc.	51,042
1,402	Agilysys, Inc. (a)	115,679
959	Alarm.com Holdings, Inc. (a)(b)	48,219
1,157	Altair Engineering, Inc. - Class A (a)	83,431
651	Alteryx, Inc. - Class A (a)	38,305
2,127	American Software, Inc. - Class A	26,821
601	Appfolio, Inc. - Class A (a)	74,812
877	Appian Corp. - Class A (a)	38,921
4,087	AppLovin Corp. - Class A (a)(b)	64,370
1,874	Asana, Inc. - Class A (a)	39,598
298	Aspen Technology, Inc. (a)	68,203
1,022	Bentley Systems, Inc. - Class B	43,936
420	Bill.com Holdings, Inc. (a)	34,079
909	Blackbaud, Inc. (a)	62,994
3,537	Box, Inc. - Class A (a)(b)	94,756
737	Cerence, Inc. (a)	20,702
574	Ceridian HCM Holding, Inc. (a)	42,028
1,629	CommVault Systems, Inc. (a)	92,429
985	Consensus Cloud Solutions, Inc. (a)	33,579
1,477	Couchbase, Inc. (a)	20,767
6,294	Cvent Holding Corp. (a)	52,618
3,976	Digital Turbine, Inc. (a)(b)	49,143
2,227	Domo, Inc. - Class B (a)	31,601
6,270	Dropbox, Inc. - Class A (a)	135,557

Number of Shares		Value
	Software (Continued)
1,863	Dynatrace, Inc. (a)	$78,805
3,491	Ebix, Inc. (b)	46,046
5,611	eGain Corp. (a)	42,587
890	Elastic NV - ADR (a)	51,531
824	Envestnet, Inc. (a)(b)	48,344
896	ePlus, Inc. (a)	43,940
2,057	EverCommerce, Inc. (a)	21,763
380	Fair Isaac Corp. (a)	267,022
723	Five9, Inc. (a)	52,266
4,079	Gen Digital, Inc. (b)	69,996
352	Globant SA - ADR (a)	57,732
1,787	Informatica, Inc. - Class A (a)	29,307
1,025	Jack Henry & Associates, Inc. (b)	154,488
3,807	LivePerson, Inc. (a)	16,789
1,209	Manhattan Associates, Inc. (a)	187,214
4,010	Mitek Systems, Inc. (a)	38,456
1,181	Model N, Inc. (a)	39,528
4,424	Momentive Global, Inc. (a)	41,232
2,046	N-able, Inc. (a)(b)	27,007
804	New Relic, Inc. (a)	60,533
3,423	Nutanix, Inc. - Class A (a)	88,964
2,018	OneSpan, Inc. (a)(b)	35,315
223	Paylocity Holding Corp. (a)	44,328
1,362	Pegasystems, Inc. (b)	66,030
447	Procore Technologies, Inc. (a)	27,996
1,970	Progress Software Corp.	113,176
1,250	PTC, Inc. (a)	160,287
683	Qualys, Inc. (a)(b)	88,804
1,025	Rapid7, Inc. (a)	47,058
18,493	Rimini Street Inc. (a)	76,191
1,899	RingCentral, Inc. - Class A (a)	58,242
1,100	Sapiens International Corp NV - ADR	23,892
4,170	SecureWorks Corp. - Class A (a)	35,737
701	SentinelOne, Inc. - Class A (a)	11,468
881	ShotSpotter, Inc. (a)	34,641
1,520	Smartsheet, Inc. - Class A (a)	72,656
948	Sprout Social, Inc. - Class A (a)(b)	57,714
762	SPS Commerce, Inc. (a)	116,053
1,579	Tenable Holdings, Inc. (a)	75,018
1,443	UiPath, Inc. - Class A (a)	25,339
9,986	Upland Software, Inc. (a)	42,940
2,078	Varonis Systems, Inc. (a)	54,049
2,216	Verint Systems, Inc. (a)	82,524
2,971	Veritone, Inc. (a)	17,321
1,122	Workiva, Inc. (a)(b)	114,904
2,304	Xperi, Inc. (a)	25,183
8,583	Yext, Inc. (a)	82,483
8,822	Zeta Global Holdings Corp. - Class A (a)	95,542
743	Ziff Davis, Inc. (a)(b)	57,991
3,228	Zuora, Inc. - Class A (a)	31,893

		4,866,257

	Specialty Retail - 4.82%
3,108	Abercrombie & Fitch Co. - Class A (a)	86,247
2,730	Academy Sports & Outdoors, Inc. (b)	178,132
3,165	American Eagle Outfitters, Inc. (b)	42,538
634	America’s Car-Mart, Inc. (a)(b)	50,219
522	Asbury Automotive Group, Inc. (a)	109,620
1,252	AutoNation, Inc. (a)(b)	168,219
15,751	Bed Bath & Beyond, Inc. (a)(b)	6,732

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail (Continued)
3,864	Big 5 Sporting Goods Corp. (b)	$29,714
909	Boot Barn Holdings, Inc. (a)(b)	69,666
2,827	Build-A-Bear Workshop, Inc.	65,699
4,189	Caleres, Inc. (b)	90,608
1,566	Camping World Holdings, Inc. - Class A (b)	32,682
12,365	Chico’s FAS, Inc. (a)	68,008
2,170	Citi Trends, Inc. (a)	41,273
3,115	Conn’s, Inc. (a)	18,877
4,179	Designer Brands, Inc. - Class A	36,524
9,912	Destination XL Group, Inc. (a)	54,615
1,401	Dick’s Sporting Goods, Inc. (b)	198,788
3,842	EVgo, Inc. (a)(b)	29,929
22,622	Express, Inc. (a)	17,833
663	Five Below, Inc. (a)(b)	136,558
1,241	Floor & Decor Holdings, Inc. - Class A (a)(b)	121,891
1,866	Foot Locker, Inc. (b)	74,062
4,972	GameStop Corp. - Class A (a)(b)	114,455
1,394	Genesco, Inc. (a)	51,411
591	Group 1 Automotive, Inc. (b)	133,814
1,392	Guess?, Inc. (b)	27,088
2,397	Haverty Furniture Cos., Inc.	76,488
1,720	Hibbett Sports, Inc.	101,446
8,664	JOANN, Inc. (b)	13,776
3,434	Leslie’s, Inc. (a)(b)	37,808
534	Lithia Motors, Inc. (b)	122,249
8,137	LL Flooring Holdings, Inc. (a)	30,921
3,945	Lulu’s Fashion Lounge Holdings, Inc. (a)	9,389
1,827	MarineMax, Inc. (a)	52,526
396	Monro, Inc. (b)	19,574
585	Murphy USA, Inc.	150,959
1,678	National Vision Holdings, Inc. (a)	31,614
2,017	ODP Corp. (a)	90,725
842	Penske Automotive Group, Inc. (b)	119,404
2,191	Petco Health & Wellness Co., Inc. (a)(b)	19,719
2,384	Rent-A-Center, Inc. (b)	58,432
1,742	Revolve Group, Inc. (a)	45,815
1,206	REX American Resources Corp. (a)	34,480
315	RH (a)(b)	76,718
5,338	Sally Beauty Holdings, Inc. (a)(b)	83,166
2,422	Shoe Carnival, Inc.	62,124
2,149	Signet Jewelers, Ltd. - ADR	167,149
1,610	Sleep Number Corp. (a)	48,960
1,367	Sonic Automotive, Inc. - Class A	74,283
6,041	Sportsman’s Warehouse Holdings, Inc. (a)	51,228
9,554	Stitch Fix, Inc. - Class A (a)	48,821
3,493	The Aaron’s Co., Inc.	33,742
1,628	The Buckle, Inc. (b)	58,103
4,077	The Cato Corp. - Class A	36,041
1,432	The Children’s Place, Inc. (a)	57,638
6,889	The Container Store Group, Inc. (a)	23,629
5,188	The Gap, Inc. (b)	52,088
15,128	The RealReal, Inc. (a)	19,061
5,677	Tile Shop Holdings, Inc. (a)	26,625
4,339	Tilly’s, Inc. - Class A (a)	33,454
6,106	Torrid Holdings, Inc. (a)(b)	26,622
1,085	TravelCenters of America, Inc. (a)(b)	93,853
1,714	Urban Outfitters, Inc. (a)	47,512
1,427	Victoria’s Secret & Co. (a)(b)	48,732
2,256	Warby Parker, Inc. - Class A (a)	23,891

Number of Shares		Value
	Specialty Retail (Continued)
1,516	Williams Sonoma, Inc. (b)	$184,437
330	Winmark Corp.	105,742
2,120	Zumiez, Inc. (a)	39,093

		4,593,239

	Technology Hardware, Storage & Peripherals - 0.87%
4,908	Avid Technology, Inc. (a)	156,958
1,343	Corsair Gaming, Inc. (a)(b)	24,644
15,211	Diebold Nixdorf, Inc. (a)	18,253
3,469	NCR Corp. (a)	81,834
5,014	Pure Storage, Inc. - Class A (a)	127,907
915	Super Micro Computer, Inc. (a)(b)	97,493
1,256	Synaptics, Inc. (a)(b)	139,605
3,443	Teradata Corp. (a)	138,684
2,946	Xerox Holdings Corp.	45,368

		830,746

	Textiles, Apparel & Luxury Goods - 2.20%
3,391	Capri Holdings, Ltd. - ADR (a)	159,377
737	Carter’s, Inc.	53,005
846	Columbia Sportswear Co.	76,343
2,014	Crocs, Inc. (a)(b)	254,650
585	Deckers Outdoor Corp. (a)	262,987
8,398	Fossil Group, Inc. (a)	26,874
2,482	G-III Apparel Group, Ltd. (a)	38,595
5,673	Hanesbrands, Inc. (b)	29,840
2,060	Kontoor Brands, Inc. (b)	99,684
2,555	Movado Group, Inc.	73,507
970	Oxford Industries, Inc. (b)	102,422
9,540	PLBY Group, Inc. (a)	18,889
1,173	PVH Corp.	104,585
996	Ralph Lauren Corp. (b)	116,203
830	Rocky Brands, Inc.	19,148
1,994	Skechers U.S.A., Inc. - Class A (a)	94,755
1,971	Steven Madden, Ltd.	70,956
2,247	Superior Uniform Group, Inc.	17,684
5,543	Tapestry, Inc. (b)	238,959
6,655	Under Armour, Inc. - Class A (a)	63,156
7,580	Under Armour, Inc. - Class C (a)(b)	64,657
1,790	Unifi, Inc. (a)	14,624
213	UniFirst Corp.	37,537
736	Weyco Group, Inc.	18,621
2,333	Wolverine World Wide, Inc.	39,778

		2,096,836

	Thrifts & Mortgage Finance - 1.15%
898	Axos Financial, Inc. (a)	33,154
1,240	Berkshire Hills Bancorp, Inc. (b)	31,074
1,990	Bridgewater Bancshares, Inc. (a)	21,572
2,098	Essent Group, Ltd. - ADR	84,025
586	Federal Agricultural Mortgage Corp. - Class C	78,049
1,873	Flushing Financial Corp.	27,889
850	Home Bancorp, Inc.	28,076
1,221	HomeStreet, Inc.	21,966
2,008	Merchants Bancorp	52,288
6,500	MGIC Investment Corp.	87,230
2,979	Mr Cooper Group, Inc. (a)(b)	122,050
7,900	New York Community Bancorp, Inc. (b)	71,416
2,319	NMI Holdings, Inc. - Class A (a)	51,783
1,957	Northfield Bancorp, Inc.	23,054
1,703	Northwest Bancshares, Inc.	20,487

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance (Continued)
1,127	PennyMac Financial Services, Inc.	$67,181
1,422	Provident Financial Services, Inc.	27,274
4,194	Radian Group, Inc.	92,687
700	Southern Missouri Bancorp, Inc.	26,187
636	Walker & Dunlop, Inc.	48,444
1,191	Washington Federal, Inc. (b)	35,873
1,034	Waterstone Financial, Inc.	15,644
685	WSFS Financial Corp.	25,763

		1,093,166

	Tobacco - 0.11%
990	Turning Point Brands, Inc.	20,790
752	Universal Corp.	39,773
3,407	Vector Group, Ltd.	40,918

		101,481

	Trading Companies & Distributors - 2.43%
484	Air Lease Corp.	19,055
2,166	Alta Equipment Group, Inc.	34,331
996	Applied Industrial Technologies, Inc.	141,561
1,572	Beacon Roofing Supply, Inc. (a)(b)	92,512
1,602	BlueLinx Holdings, Inc. (a)	108,872
845	Core & Main, Inc. - Class A (a)	19,519
2,406	DXP Enterprises, Inc. (a)	64,770
1,962	Global Industrial Co.	52,660
2,276	GMS, Inc. (a)	131,758
1,102	H&E Equipment Services, Inc.	48,741
336	Herc Holdings, Inc. (b)	38,270
8,134	Hudson Technologies, Inc. (a)	71,010
611	Kaman Corp.	13,967
2,731	Karat Packaging, Inc.	36,404
4,114	MRC Global, Inc. (a)	39,988
975	MSC Industrial Direct Co., Inc. - Class A	81,900
6,286	NOW, Inc. (a)	70,089
1,262	Rush Enterprises, Inc. - Class A (b)	68,905
882	Rush Enterprises, Inc. - Class B	52,823
941	SiteOne Landscape Supply, Inc. (a)(b)	128,795
1,587	Textainer Group Holdings, Ltd. - ADR	50,959
2,662	Titan Machinery, Inc. (a)	81,058
650	Transcat, Inc. (a)	58,104
954	Triton International, Ltd. - ADR (b)	60,312
4,754	Univar Solutions, Inc. (a)	166,533
1,796	Veritiv Corp.	242,711
519	Watsco, Inc. (b)	165,125
988	WESCO International, Inc.	152,686
1,336	Xometry, Inc. - Class A (a)	20,000

		2,313,418

	Water Utilities - 0.16%
244	American States Water Co.	21,689
470	Artesian Resources Corp. - Class A	26,020
531	California Water Service Group	30,904
1,648	Essential Utilities, Inc.	71,935

		150,548

	Wireless Telecommunication Services - 0.03%
1,576	Telephone & Data Systems, Inc.	16,564
716	United States Cellular Corp. (a)	14,842

		31,406

	Total Common Stocks (Cost $63,602,101)	85,528,390

Number of Shares		Value
	INVESTMENT COMPANIES - 3.58%
	International Equity Funds - 3.58%
24,363	Vanguard Extended Market ETF	$3,415,693

	Total Investment Companies (Cost $3,052,811)	3,415,693

	REAL ESTATE INVESTMENT TRUSTS - 4.25%
	Real Estate Investment Trusts - 4.25%
2,287	Acadia Realty Trust	31,904
483	Agree Realty Corp.	33,139
677	American Assets Trust, Inc.	12,585
5,976	Necessity Retail REIT, Inc. - Class A	37,529
1,957	American Homes 4 Rent - Class A	61,548
1,519	Americold Realty Trust, Inc. (b)	43,216
5,448	Annaly Capital Management, Inc. (b)	104,111
264	Apartment Income REIT Corp.	9,454
6,603	Apartment Investment and Management Co. - Class A	50,777
3,391	Apollo Commercial Real Estate Finance, Inc.	31,570
4,839	Apple Hospitality REIT, Inc.	75,101
4,100	Arbor Realty Trust, Inc.	47,109
2,207	Ares Commercial Real Estate Corp.	20,062
1,690	Armada Hoffler Properties, Inc.	19,959
1,865	Blackstone Mortgage Trust, Inc. - Class A	33,290
11,688	Braemar Hotels & Resorts, Inc.	45,116
3,238	Brandywine Realty Trust	15,316
4,302	Brixmor Property Group, Inc. (b)	92,579
1,826	Broadstone Net Lease, Inc.	31,060
650	Camden Property Trust	68,146
1,596	CBL & Associates Properties, Inc.	40,921
4,458	Chatham Lodging Trust	46,764
3,267	City Office REIT, Inc.	22,542
4,177	CoreCivic, Inc. (a)(b)	38,428
1,579	Corporate Office Properties Trust	37,438
2,150	Cousins Properties, Inc. (b)	45,967
507	CubeSmart (b)	23,434
4,239	DiamondRock Hospitality Co. (b)	34,463
1,770	Douglas Emmett, Inc. (b)	21,824
3,808	Dynex Capital, Inc.	46,153
1,084	Easterly Government Properties, Inc.	14,894
5,645	Empire State Realty Trust, Inc. - Class A	36,636
1,398	EPR Properties (b)	53,264
567	Equity LifeStyle Properties, Inc.	38,063
1,203	Essential Properties Realty Trust, Inc. (b)	29,895
507	Federal Realty Investment Trust	50,107
218	First Industrial Realty Trust, Inc.	11,598
1,492	Gaming and Leisure Properties, Inc.	77,674
1,216	Gladstone Commercial Corp.	15,358
1,307	Global Medical REIT, Inc.	11,907
2,975	Global Net Lease, Inc. (b)	38,258
4,780	Hersha Hospitality Trust - Class A	32,122
1,400	Highwoods Properties, Inc.	32,466
7,240	Host Hotels & Resorts, Inc.	119,388
3,005	Hudson Pacific Properties, Inc.	19,983
1,665	Independence Realty Trust, Inc. (b)	26,690
2,001	Iron Mountain, Inc.	105,873
1,544	JBG SMITH Properties	23,253
1,696	Kilroy Realty Corp. (b)	54,950
6,694	Kimco Realty Corp.	130,734
3,552	Kite Realty Group Trust	74,308
1,079	KKR Real Estate Finance Trust, Inc.	12,290

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued)
	Real Estate Investment Trusts (Continued)
519	Lamar Advertising Co. - Class A	$51,843
353	Life Storage, Inc.	46,275
457	LTC Properties, Inc.	16,054
1,583	LXP Industrial Trust	16,321
5,334	Macerich Co. (b)	56,540
5,837	Medical Properties Trust, Inc. (b)	47,980
247	National Health Investors, Inc.	12,740
1,218	National Retail Properties, Inc.	53,775
415	National Storage Affiliates Trust (b)	17,339
8,954	New Residential Investment Corp. (b)	71,632
394	NexPoint Residential Trust, Inc.	17,206
2,535	Office Properties Income Trust	31,180
1,106	Omega Healthcare Investors, Inc. (b)	30,315
3,416	Orion Office REIT, Inc.	22,887
7,463	Paramount Group, Inc. (b)	34,031
2,989	Park Hotels & Resorts, Inc. (b)	36,944
2,889	Pebblebrook Hotel Trust (b)	40,562
1,052	Phillips Edison & Co, Inc.	34,316
1,431	Physicians Realty Trust (b)	21,365
3,538	Piedmont Office Realty Trust, Inc. - Class A	25,827
1,082	Plymouth Industrial REIT, Inc.	22,733
1,113	Postal Realty Trust, Inc. - Class A	16,940
846	PotlatchDeltic Corp. (b)	41,877
2,811	Ready Capital Corp. (b)	28,588
1,819	Regency Centers Corp.	111,286
1,973	Retail Opportunity Investments Corp.	27,543
171	Rexford Industrial Realty, Inc. (b)	10,200
2,198	RLJ Lodging Trust (b)	23,299
3,658	RPT Realty	34,788
363	Ryman Hospitality Properties, Inc.	32,572
2,930	Sabra Health Care REIT, Inc. (b)	33,695
8,877	Service Properties Trust	88,415
3,318	SITE Centers Corp.	40,745
892	SL Green Realty Corp. (b)	20,980
1,424	Spirit Realty Capital, Inc. (b)	56,732
282	STAG Industrial, Inc. (b)	9,537
3,266	Starwood Property Trust, Inc. (b)	57,776
5,458	Summit Hotel Properties, Inc.	38,206
3,469	Sunstone Hotel Investors, Inc. (b)	34,274
3,216	Tanger Factory Outlet Centers, Inc. (b)	63,130
10,316	The Geo Group, Inc. (a)(b)	81,393
2,520	Two Harbors Investment Corp.	37,069
3,497	Uniti Group, Inc. (b)	12,414
1,406	Urban Edge Properties	21,174
1,582	Urstadt Biddle Properties, Inc. - Class A	27,796
2,160	Veris Residential, Inc. (a)	31,622
2,380	Vornado Realty Trust (b)	36,581
6,037	Whitestone	55,540
3,015	Xenia Hotels & Resorts, Inc.	39,466

	Total Real Estate Investment Trusts (Cost $4,767,396)	4,052,719

Number of Shares		Value
	SHORT TERM INVESTMENTS - 0.95%
	Money Market Funds - 0.95%
906,837	JPMorgan U.S. Government Money Market Fund Effective Yield, 4.73% (d)	$906,837

	Total Short Term Investments (Cost $906,837)	906,837

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 29.66%
28,266,325	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 4.93% (d)	28,266,325

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $28,266,325)	28,266,325

	Total Investments (Cost $100,595,470) - 128.19%	122,169,964
	Liabilities in Excess of Other Assets - (28.19)%	(26,869,014)

	TOTAL NET ASSETS - 100.00%	$95,300,950

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	Seven-day yield as of March 31, 2023.
(e)	As of March 31, 2023, the Valuation Committee has fair valued these securities. The value of these securites were $6,710, which represents 0.01% of total net assets.
(f)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $31,237, which represents 0.03% of the total assets.

Glossary of Terms

ADR	-	American Depositary Receipt

See notes to financial statements.

GuideMark World ex-US Fund

SCHEDULE OF INVESTMENTS

March 31, 2023

Number of Shares		Value
	COMMON STOCKS - 96.41%
	Australia - 5.97%
1,541	Ampol, Ltd.	$31,418
9,368	APA Group - Stapled Security	63,639
456	Aristocrat Leisure, Ltd.	11,401
9,693	Aurizon Holdings Ltd.	21,832
8,393	Australia & New Zealand Banking Group, Ltd.	129,337
27,156	BHP Billiton, Ltd.	858,507
30,278	BlueScope Steel, Ltd.	409,823
7,973	Brambles, Ltd.	71,886
1,623	Cochlear, Ltd.	258,382
26,268	Coles Group, Ltd.	317,387
4,886	Commonwealth Bank of Australia	322,600
902	CSL, Ltd.	174,690
7,418	Endeavour Group, Ltd.	33,702
10,797	Fortescue Metals Group, Ltd.	162,296
8,917	IDP Education Ltd.	164,327
7,682	IGO Ltd.	65,874
1,054	Macquarie Group, Ltd.	124,793
17,941	Medibank Private, Ltd.	40,487
2,036	Mineral Resources Ltd.	110,060
13,172	National Australia Bank, Ltd.	245,438
11,297	Northern Star Resources, Ltd.	92,637
23,414	Origin Energy, Ltd.	130,394
42,019	Pilbara Minerals Ltd.	111,787
15,039	Qantas Airways, Ltd. (a)	67,126
1,187	REA Group, Ltd.	110,680
4,624	Rio Tinto, Ltd.	371,537
15,953	Santos, Ltd.	73,422
2,679	Sonic Healthcare, Ltd.	62,804
76,385	South32, Ltd.	223,864
4,380	Suncorp Group, Ltd.	35,588
17,261	Telstra Corp., Ltd.	48,873
102,440	The Lottery Corp., Ltd.	352,328
6,295	Transurban Group - Stapled Security	60,107
9,584	Treasury Wine Estates, Ltd.	84,136
66,229	Vicinity, Ltd.	86,618
6,713	Wesfarmers, Ltd.	226,889
13,041	Westpac Banking Corp.	189,872
1,030	WiseTech Global, Ltd.	45,375
9,210	Woodside Energy Group, Ltd.	205,753
13,689	Woolworths, Ltd.	348,011

		6,545,680

	Austria - 0.38%
2,917	Erste Group Bank AG	96,639
6,936	OMV AG	318,524

		415,163

	Belgium - 0.83%
3,726	Ageas SA	161,181
3,233	Anheuser-Busch InBev SA	215,512
790	D’ieteren Group	153,721
768	Elia Group SA	101,420
801	Solvay SA	91,608
1,595	UCB SA	142,556
1,381	Umicore SA	46,845

		912,843

	Canada - 10.26%
1,883	Agnico Eagle Mines, Ltd. (a)	95,996
5,917	Alimentation Couche-Tard, Inc. (a)	297,492

Number of Shares		Value
	Canada (Continued)
25,402	ARC Resources, Ltd. (a)(b)	$288,134
3,426	Bank of Montreal (a)	305,159
5,058	Barrick Gold Corp. (a)	93,900
1,961	Brookfield Asset Management Ltd. - Class A (a)	64,235
1,596	BRP, Inc. (a)	124,893
1,650	Cameco Corp. (a)	43,206
1,705	Canadian Imperial Bank of Commerce (a)	72,300
1,121	Canadian National Railway Co. (a)	132,272
7,088	Canadian Natural Resources, Ltd. (a)	392,239
2,680	Canadian Pacific Railway, Ltd. (a)	206,369
2,403	Canadian Utilities, Ltd. - Class A (a)	66,960
28,169	Cenovus Energy, Inc. (a)	491,472
1,931	CGI, Inc. (a)	186,099
282	Constellation Software, Inc. (a)	530,179
5,138	Dollarama, Inc. (a)	307,063
12,263	Element Fleet Management Corp. (a)	161,057
16,112	Empire Co., Ltd. (a)	431,918
6,422	Enbridge, Inc. (a)	244,858
311	Fairfax Financial Holdings, Ltd. (a)	206,834
5,922	First Quantum Minerals, Ltd.	136,143
513	FirstService Corp. (a)	72,283
258	Franco-Nevada Corp.	37,632
2,699	George Weston, Ltd. (a)	357,670
3,017	Great-West Lifeco, Inc.	79,962
3,779	Hydro One, Ltd. (a)	107,596
2,575	iA Financial Corp., Inc. (a)	163,207
6,792	Imperial Oil, Ltd. (a)	345,405
964	Intact Financial Corp. (a)	137,963
5,227	Loblaw Cos., Ltd. (a)	476,367
7,419	Lundin Mining Corp. (a)	50,393
999	Magna International, Inc. (a)	53,509
20,016	Manulife Financial Corp. (a)	367,293
1,993	Metro, Inc. (a)	109,626
517	National Bank of Canada (a)	36,980
3,503	Nutrien, Ltd. (a)(b)	258,701
4,540	Pembina Pipeline Corp. (a)	147,067
5,563	Power Corp. of Canada (b)	142,172
1,510	Restaurant Brands International, Inc. (a)	101,371
421	Ritchie Bros Auctioneers, Inc. (a)	23,687
7,442	Royal Bank of Canada (a)	711,712
3,730	Saputo, Inc. (a)	96,514
13,180	Suncor Energy, Inc. (a)	409,199
7,502	Teck Resources, Ltd. - Class B (a)	273,935
3,757	The Bank of Nova Scotia (a)	189,226
7,850	The Toronto-Dominion Bank (a)	470,187
844	Thomson Reuters Corp. (a)	109,811
4,184	Tourmaline Oil Corp. (a)	174,357
6,620	West Fraser Timber Co., Ltd. (a)	472,192
3,022	WSP GLOBAL, Inc. (a)	395,845

		11,250,640

	Cayman Islands - 0.10%
19,464	Wharf Real Estate Investment Co Ltd.	112,061

	Chile - 0.09%
5,106	Antofagasta PLC	100,013

	Denmark - 2.98%
151	A.P. Moeller - Maersk AS - Class A	267,881
159	A.P. Moeller - Maersk AS - Class B	289,016
503	Coloplast AS - Series B	66,229
2,153	Danske Bank AS (a)	43,316

See notes to financial statements.

GuideMark World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Denmark (Continued)
154	DSV AS	$29,860
322	Genmab AS (a)	121,718
11,412	Novo Nordisk AS - Series B	1,812,469
3,300	Pandora AS	316,761
663	Rockwool International AS - B Shares	162,579
2,277	Tryg AS	49,788
905	Vestas Wind System	26,376
2,346	William Demant Holdings AS (a)	82,360

		3,268,353

	Finland - 0.98%
2,616	Neste OYJ	129,241
7,849	Nokia OYJ	38,530
17,312	Nordea Bank Abp	184,863
8,479	Orion OYJ - Class B	378,996
4,658	Sampo OYJ - Series A	219,789
5,679	Stora Enso OYJ - R Shares	73,883
1,599	UPM-Kymmene OYJ	53,708

		1,079,010

	France - 11.10%
730	Aeroports de Paris (a)	104,217
1,255	Air Liquide SA	210,074
1,938	Alstom SA	52,765
936	Arkema SA	92,418
12,537	AXA SA	382,601
1,596	BioMerieux	168,245
6,047	BNP Paribas SA	361,114
45,490	Bollore SA	281,204
826	Bureau Veritas SA	23,733
305	Capgemini SE	56,680
18,033	Carrefour SA	364,585
6,816	Cie de Saint-Gobain	387,448
22,232	Credit Agricole SA	250,805
562	Danone SA	34,970
1,187	Dassault Aviation SA	234,825
1,454	Dassault Systemes SE	59,979
2,264	Edenred	133,995
3,602	Eiffage SA	389,796
12,722	Engie SA	201,323
620	EssilorLuxottica SA	111,801
2,705	Eurazeo SE	192,544
4,404	Getlink SE	72,533
291	Hermes International	589,352
4,309	Ipsen SA	474,475
296	Kering SA	193,120
11,463	La Francaise des Jeux SAEM	477,753
1,463	L’Oreal SA	653,734
1,503	LVMH Moet Hennessy Louis Vuitton SE	1,379,622
11,492	Orange SA	136,527
1,978	Publicis Groupe SA	154,403
128	Remy Cointreau SA	23,307
6,552	Renault SA	267,035
1,017	Safran SA	150,554
5,846	Sanofi-Aventis SA	634,169
130	Sartorius Stedim Biotech	39,884
878	Schneider Electric SE	146,735
367	SEB SA	41,759
7,125	Societe Generale SA	160,537
1,215	Sodexo SA	118,670

Number of Shares		Value
	France (Continued)
1,334	Thales SA	$197,228
15,281	Total SA (b)	901,028
1,316	Unibail-Rodamco-Westfield (a)	70,809
6,343	Valeo SA	130,158
2,687	Vinci SA	308,045
18,336	Vivendi SA	185,406
5,446	Wendel SA	575,860

		12,177,825

	Germany - 8.15%
1,947	adidas AG	345,151
953	Allianz SE	219,988
5,098	Bayer AG	325,670
3,239	Bayerische Motoren Werke AG	354,992
780	Beiersdorf AG	101,469
682	Carl Zeiss Meditec AG	94,997
21,293	Commerzbank AG	224,179
5,547	Daimler AG	426,582
31,754	Deutsche Bank AG (b)	322,914
782	Deutsche Boerse AG	152,264
38,688	Deutsche Lufthansa AG (a)	430,309
11,721	Deutsche Post AG	548,963
20,409	Deutsche Telekom AG	494,559
2,485	E.ON SE	31,000
8,112	Fresenius Medical Care AG & Co. KGaA	344,309
11,439	Fresenius SE & Co. KGaA	308,891
415	Hannover Rueck SE	81,166
2,673	HeidelbergCement AG	195,176
11,068	HelloFresh SE (a)	263,943
961	Infineon Technologies AG	39,464
1,861	Knorr-Bremse AG	123,963
985	Merck KGaA	183,639
314	MTU Aero Engines AG	78,576
508	Muenchener Rueckversicherungs-Gesellschaft AG	177,616
4,753	Nemetschek SE	328,105
3,492	Puma SE	216,479
466	Rational AG	313,239
1,079	Rheinmetall AG	319,655
4,227	RWE AG	181,882
2,196	SAP SE	277,291
1,988	Siemens AG	322,065
13,923	Siemens Energy AG (a)	307,024
40,454	Telefonica Deutschland Holding AG	124,528
7,182	United Internet AG	123,804
1,068	Volkswagen AG	183,190
8,891	Zalando SE (a)	372,628

		8,939,670

	Hong Kong - 2.31%
19,351	AIA Group, Ltd.	202,941
26,522	BOC Hong Kong Holdings, Ltd.	82,570
25,831	Budweiser Brewing Co., APAC Ltd.	78,612
33,470	CK Asset Holdings, Ltd.	202,918
44,574	CK Hutchison Holdings, Ltd.	275,764
4,485	Galaxy Entertainment Group, Ltd. (a)	30,001
4,480	Hong Kong Exchange & Clearing, Ltd.	198,575
6,532	Jardine Matheson Holdings, Ltd.	317,731
72,513	New World Development Co., Ltd.	194,378
15,765	Sino Land Co., Ltd.	21,319
116,518	SITC International Holdings Co., Ltd.	250,416
5,235	Sun Hung Kai Properties, Ltd.	73,340

See notes to financial statements.

GuideMark World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Hong Kong (Continued)
19,476	Swire Pacific, Ltd. - Class A	$149,673
10,078	Techtronic Industries Co., Ltd.	109,196
585,065	WH Group, Ltd.	348,785

		2,536,219

	Ireland - 0.60%
31,211	AIB Group PLC	126,328
15,858	Bank of Ireland Group PLC	160,457
743	CRH PLC	37,537
1,635	DCC PLC	95,306
4,966	James Hardie Industries PLC	106,887
206	Kingspan Group PLC	13,753
432	Kingspan Group PLC	29,603
460	Flutter Entertainment PLC (a)	83,707

		653,578

	Isle Of Man - 0.05%
3,698	Entain PLC	57,430

	Israel - 0.50%
2,155	Bank Leumi Le-Israel BM	16,302
118,279	Bezeq the Israel Telecommunication Corp., Ltd.	161,030
158	Check Point Software Technologies, Ltd. - ADR (a)	20,540
14,932	ICL Group, Ltd.	101,173
1,495	Mizrahi Tefahot Bank, Ltd.	46,866
20,863	Teva Pharmaceutical Industries, Ltd. - ADR (a)	184,638
186	Wix.com, Ltd. - ADR (a)(b)	18,563

		549,112

	Italy - 1.80%
10,170	Assicurazioni Generali SpA	202,634
34,721	Eni SpA	484,234
6,120	FinecoBank Banca Fineco SpA	93,766
8,585	Infrastrutture Wireless Italiane SpA	112,793
16,500	Intesa Sanpaolo SpA	42,346
5,801	Moncler SpA	400,686
20,984	Poste Italiane SpA	213,987
4,534	Prysmian SpA	190,387
362	Recordati SpA	15,312
8,441	Terna Rete Elettrica Nazionale SpA	69,279
7,803	UniCredit SpA	147,070

		1,972,494

	Japan - 17.65%
3,716	Advantest Corp.	344,497
2,376	Aeon Co., Ltd.	46,096
3,659	Ajinomoto Co., Inc.	127,289
3,487	ANA Holdings, Inc. (a)(b)	75,790
4,238	Asahi Group Holdings, Ltd.	157,730
18,469	Astellas Pharma, Inc.	262,395
5,508	Bandai Namco Holdings, Inc.	118,748
4,728	BayCurrent Consulting, Inc.	196,298
2,016	Bridgestone Corp.	81,895
4,787	Brother Industries, Ltd.	72,121
3,405	Canon, Inc.	75,829
6,014	Capcom Co., Ltd.	215,245
13,297	Chiba Bank Ltd.	85,822
6,593	Chugai Pharmaceutical Co., Ltd.	162,798
8,680	Concordia Financial Group Ltd.	31,994
19,405	CyberAgent, Inc.	164,415

Number of Shares		Value
	Japan (Continued)
8,997	Dai-ichi Life Holdings, Inc.	$165,396
8,060	Daiichi Sankyo Co., Ltd.	294,010
270	Daikin Industries, Ltd.	48,440
756	Dentsu, Inc.	26,648
975	Disco Corp.	113,423
3,306	Don Quijote Co., Ltd.	63,959
3,987	Eisai Co., Ltd.	226,460
654	Fast Retailing Co., Ltd.	143,169
1,009	Fujitsu, Ltd.	136,346
2,175	Hakuhodo DY Holdings, Inc.	24,659
726	Hamamatsu Photonics KK	39,162
1,164	Hankyu Hanshin Holdings, Inc.	34,515
714	Hikari Tsushin, Inc.	100,336
4,390	Hitachi, Ltd.	241,277
19,279	Honda Motor Co., Ltd.	509,952
3,432	Hoya Corp.	379,278
35,984	Inpex Corp.	380,802
12,729	ITOCHU Corp.	414,538
8,006	Japan Airlines Co., Ltd.	156,102
2,374	Japan Post Bank Co., Ltd.	19,390
38,055	Japan Post Holdings Co., Ltd.	308,853
17,610	Japan Post Insurance Co., Ltd.	274,467
6,371	Japan Tobacco, Inc.	134,578
1,400	Kao Corp.	54,495
8,293	KDDI Corp.	255,738
252	Keyence Corp.	123,507
371	Kikkoman Corp.	18,941
4,431	Kintetsu Group Holdings Co., Ltd.	142,740
1,645	Kirin Holdings Co., Ltd.	26,025
2,182	Koei Tecmo Holdings Co., Ltd.	39,436
1,396	Komatsu, Ltd.	34,656
2,794	Kose Corp.	332,090
38,584	Marubeni Corp.	524,732
2,712	MatsukiyoCocokara & Co.	143,659
23,096	Mazda Motor Corp.	213,037
7,043	MISUMI Group, Inc.	176,979
13,599	Mitsubishi Corp.	488,700
8,715	Mitsubishi Heavy Industries, Ltd.	321,069
44,033	Mitsubishi UFJ Financial Group, Inc.	282,193
37,633	Mitsubishi UFJ Lease & Finance Co., Ltd.	194,327
15,869	Mitsui & Co., Ltd.	494,634
12,565	Mitsui OSK Lines, Ltd. (b)	315,101
18,464	Mizuho Financial Group, Inc.	261,590
19,351	MonotaRO Co., Ltd.	243,738
738	MS & AD Insurance Group Holdings, Inc. (a)	22,871
560	NEC Corp.	21,619
3,349	Nexon Co., Ltd.	79,970
2,612	NGK Insulators, Ltd.	34,636
2,382	Nintendo Co., Ltd.	92,521
4,500	Nippon Paint Holdings Co., Ltd.	42,314
4,469	Nippon Steel & Sumitomo Metal Corp.	105,386
18,791	Nippon Telegraph & Telephone Corp.	561,527
14,153	Nippon Yusen Kabushiki Kaisha (b)	330,591
1,266	Nissan Chemical Industries, Ltd.	57,498
17,128	Nissan Motor Co. Ltd.	64,822
375	Nissin Foods Holdings Co., Ltd.	34,290
803	Nitori Holdings Co., Ltd.	96,972
10,704	Olympus Corp.	187,992
1,743	OMRON Corp.	102,012
3,301	Ono Pharmaceutical Co., Ltd.	68,787

See notes to financial statements.

GuideMark World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
1,906	Oracle Corp.	$137,653
7,117	ORIX Corp.	117,345
729	Otsuka Holdings Co., Ltd.	23,145
18,684	Panasonic Corp.	167,168
14,402	Persol Holdings Co., Ltd.	289,983
12,383	Recruit Holdings Co., Ltd.	340,644
2,244	Renesas Electronics Corp. (a)	32,495
29,119	Resona Holdings, Inc.	140,474
9,748	Ricoh Co., Ltd.	73,121
249	Secom Co., Ltd.	15,345
3,298	Seiko Epson Corp.	47,122
5,745	Seven & I Holdings Co., Ltd.	259,525
7,729	Shiseido Co., Ltd.	362,361
9,042	Shizuoka Financial Group, Inc.	64,930
15,452	SoftBank Corp.	178,375
5,427	SoftBank Group Corp.	213,354
644	Sompo Holdings, Inc.	25,519
347	Sony Corp.	31,606
2,925	Square Enix Holdings Co., Ltd.	140,563
15,388	Subaru Corp.	245,648
3,276	Sumitomo Chemical Co., Ltd.	11,030
8,381	Sumitomo Corp.	148,472
10,196	Sumitomo Mitsui Financial Group, Inc.	408,019
4,317	Sumitomo Mitsui Trust Holdings, Inc.	148,315
1,266	Suntory Beverage & Food, Ltd.	47,157
2,203	Sysmex Corp.	144,586
1,209	Taisei Corp.	37,405
1,551	Taiyo Nippon Sanso Corp.	28,021
9,964	Takeda Pharmaceutical Co., Ltd.	327,253
2,505	The Kansai Electric Power Co., Inc.	24,396
3,496	TIS, Inc.	92,454
1,531	Tobu Railway Co Ltd.	36,653
8,800	Tokio Marine Holdings, Inc.	169,356
2,793	Tokyo Electron, Ltd.	341,210
3,311	Tokyo Gas Co., Ltd.	62,224
1,396	Toppan Printing Co., Ltd.	28,133
6,682	Toray Industries, Inc.	38,226
19,866	Toyota Motor Corp.	282,801
1,795	Trend Micro, Inc.	88,064
3,437	USS Co., Ltd.	59,631
14,448	Welcia Holdings Co., Ltd.	309,311
2,310	Yakult Honsha Co., Ltd.	167,845
1,344	Yamaha Motor Co., Ltd.	35,174
1,935	Yokogawa Electric Corp.	31,509
14,823	ZOZO, Inc.	339,031

		19,358,569

	Jersey - 0.40%
76,720	Glencore PLC	441,461

	Luxembourg - 0.18%
1,023	Eurofins Scientific SE	68,500
8,700	Tenaris SA	123,273

		191,773

	Macau - 0.02%
7,328	Sands China, Ltd. (a)	25,457

	Netherlands - 4.87%
10,389	ABN AMRO Group NV	164,744
23,758	Aegon NV	101,997

Number of Shares		Value
	Netherlands (Continued)
3,339	AerCap Holdings NV - ADR (a)	$187,752
1,225	Airbus SE	163,621
15,970	ArcelorMittal	483,834
332	Argenx SE (a)	123,291
1,656	ASML Holding NV	1,128,483
14,176	CNH Industrial NV	216,910
595	EXOR NV (a)	49,064
518	Ferrari NV	140,370
1,662	Heineken Holding NV	152,486
258	Heineken NV	27,722
11,801	ING Groep NV	140,142
1,835	JDE Peet’s NV	53,326
16,450	Koninklijke Ahold Delhaize NV	562,019
4,458	Koninklijke Philips NV	81,880
7,331	NN Group NV	266,189
4,908	OCI NV	166,381
294	Prosus NV	23,022
1,049	Qiagen NV (a)	47,778
4,762	Randstad Holding NV	282,696
17,126	Stellantis NV	311,460
2,100	STMicroelectronics NV	111,896
2,164	Universal Music Group NV	54,803
2,409	Wolters Kluwer NV	304,105

		5,345,971

	New Zealand - 0.46%
1,088	EBOS Group Ltd.	31,704
12,639	Fisher & Paykel Healthcare Corp., Ltd.	211,285
51,127	Spark New Zealand, Ltd.	161,981
1,714	Xero, Ltd. (a)	103,957

		508,927

	Norway - 0.65%
2,658	Aker BP ASA	65,188
10,682	Equinor ASA	303,672
6,408	Gjensidige Forsikring ASA	104,785
2,889	Kongsberg Gruppen ASA	116,781
11,488	Norsk Hydro ASA	85,740
886	Yara International ASA	38,506

		714,672

	Portugal - 0.58%
23,362	EDP - Energias de Portugal SA	127,298
9,897	Galp Energia SGPS SA	111,988
17,029	Jeronimo Martins SGPS SA	399,721

		639,007

	Singapore - 1.38%
10,113	Capitaland Investment, Ltd.	28,059
12,175	City Developments, Ltd.	67,559
7,071	DBS Group Holdings, Ltd.	175,797
140,320	Genting Singapore Ltd.	118,431
11,790	Jardine Cycle & Carriage, Ltd.	277,643
28,973	Keppel Corp., Ltd.	122,924
18,377	Oversea-Chinese Banking Corp., Ltd.	171,307
552,950	Sembcorp Marine Ltd. (a)	49,628
30,935	Singapore Airlines, Ltd.	133,437
24,983	Singapore Exchange, Ltd.	176,917
19,130	Singapore Telecommunications Ltd.	35,445
7,151	United Overseas Bank, Ltd.	160,390

		1,517,537

See notes to financial statements.

GuideMark World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Spain - 2.76%
597	Acciona SA	$119,782
6,379	ACS, Actividades de Construccion y Servicios SA	203,170
470	Amadeus IT Holdings SA - Class A (a)	31,529
43,291	Banco Bilbao Vizcaya Argentaria SA	309,504
102,103	Banco Santander SA	380,487
28,791	CaixaBank SA	112,342
2,812	Corp ACCIONA Energias Renovables SA	109,055
1,462	Ferrovial SA	43,052
24,410	Iberdrola SA	304,096
15,512	Industria de Diseno Textil SA	521,131
1,755	Naturgy Energy Group SA	52,832
2,516	Red Electrica Corp SA	44,273
34,059	Repsol SA	523,757
63,335	Telefonica SA	272,774

		3,027,784

	Sweden - 2.15%
4,699	Alfa Laval AB	167,788
1,962	Assa Abloy AB - Series B	46,995
14,765	Atlas Copco AB - A Shares	187,048
12,769	Atlas Copco AB - B Shares	146,878
2,133	Boliden AB	83,793
3,995	EPIROC AB	68,117
4,057	EPIROC AB	80,532
504	Evolution AB	67,525
32,109	Hennes & Mauritz AB - Series B	459,080
2,360	Indutrade AB	50,223
2,940	Investor AB	58,567
11,519	Nibe Industrier AB	131,306
10,333	Securitas AB - Series B	91,919
6,936	Skandinaviska Enskilda Banken AB - Class A	76,561
12,139	Svenska Handelsbanken AB - Class A	105,134
8,436	Swedbank AB - A Shares	138,727
3,749	Swedish Orphan Biovitrum AB (a)	87,354
24,900	Telefonaktiebolaget LM Ericsson - Series B (b)	145,959
31,317	Telia Co. AB (b)	79,522
1,140	Volvo AB - A Shares	24,521
1,010	Volvo AB - B Shares (b)	20,813
9,942	Volvo Car AB - Class B (a)	43,493

		2,361,855

	Switzerland - 7.06%
1,647	ABB, Ltd.	56,659
234	Baloise Holding AG	36,438
1,557	Banque Cantonale Vaudoise	146,928
618	BKW AG	97,167
1,634	Cie Financiere Richemont SA	262,022
1,978	Coca-Cola HBC AG	54,148
176	EMS-Chemie Holding AG	145,487
382	Geberit AG	213,327
615	Julius Baer Group, Ltd.	42,010
1,187	Kuehne & Nagel International AG	353,530
3,774	LafargeHolcim, Ltd.	243,390
2,971	Logitech International SA	173,407
12,134	Nestle SA	1,479,505
11,240	Novartis AG	1,032,040
301	Partners Group Holding AG	283,459
529	Roche Holding AG	158,960
3,955	Roche Holdings AG - Non-Voting Shares	1,130,112
124	SGS SA	273,513

Number of Shares		Value
	Switzerland (Continued)
2,179	SIG Group AG	$56,138
561	Sonova Holding AG	165,489
1,360	Straumann Holding AG	203,979
145	Swiss Life Holding AG	89,480
325	Swiss Re AG	33,388
383	The Swatch Group AG - Group I	131,902
868	The Swatch Group AG - Group N	55,037
18,742	UBS Group AG	396,596
487	VAT Group AG	175,945
522	Zurich Insurance Group AG	250,142

		7,740,198

	United Kingdom - 12.15%
13,090	3i Group PLC	272,840
9,079	Admiral Group PLC	227,981
4,593	Anglo American PLC	152,769
681	Ashtead Group PLC	41,816
1,109	Associated British Foods PLC	26,614
8,426	AstraZeneca PLC	1,167,453
56,515	Auto Trader Group PLC	431,077
11,811	Aviva PLC - B Shares	58,997
22,094	BAE Systems PLC	267,251
117,452	Barclays PLC	211,401
30,562	Barratt Developments PLC	175,877
2,152	Berkeley Group Holdings PLC	111,490
112,519	BP PLC	711,175
11,074	British American Tobacco PLC	388,190
3,422	Bunzl PLC	129,257
13,702	Burberry Group PLC	438,733
1,124	Coca-Cola European Partners PLC - ADR	66,530
10,051	Compass Group PLC	252,596
7,201	Diageo PLC	321,376
24,787	GSK PLC	437,967
28,067	Hargreaves Lansdown PLC	278,044
4,893	Hikma Pharmaceuticals PLC	101,418
64,306	HSBC Holdings PLC	437,054
9,912	Imperial Brands PLC	227,932
7,541	Informa PLC	64,637
1,397	InterContinental Hotels Group PLC	91,455
114,711	J. Sainsbury PLC	394,740
185,307	JD Sports Fashion PLC	408,085
1,938	Johnson Matthey PLC	47,512
48,927	Kingfisher PLC	158,156
34,855	Legal & General Group PLC	103,087
317,039	Lloyds Banking Group PLC	186,402
234	London Stock Exchange Group PLC	22,728
2,028	National Grid PLC	27,433
43,379	NatWest Group PLC	141,546
3,997	Next PLC	324,874
4,096	Pearson PLC	42,864
2,781	Phoenix Group Holdings PLC	18,789
4,147	Prudential PLC	56,779
1,587	Reckitt Benckiser Group PLC	120,734
10,539	RELX PLC	341,324
7,804	Rio Tinto PLC	529,717
41,997	Shell PLC	1,196,849
5,520	Smith & Nephew PLC	76,731
3,743	Smiths Group PLC	79,384
6,156	SSE PLC	137,363
18,333	St. James’s Place PLC	275,094

See notes to financial statements.

GuideMark World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	United Kingdom (Continued)
21,287	Standard Chartered PLC	$161,335
61,830	Standard Life Aberdeen PLC	155,617
89,024	Tesco PLC	291,858
29,375	The Sage Group PLC	281,894
4,662	Unilever PLC	241,579
378,738	Vodafone Group PLC	417,783

		13,332,187

	Total Common Stocks (Cost $83,069,108)	105,775,489

	INVESTMENT COMPANIES - 2.63%
	Canada - 0.23%
7,282	iShares MSCI Canada ETF	248,899

	Japan - 2.40%
36,822	iShares MSCI EAFE ETF (b)	2,633,509

	Total Investment Companies (Cost $2,893,136)	2,882,408

	PREFERRED STOCKS - 0.49%
	Germany - 0.49%
3,083	Bayerische Motoren Werke AG - Preference Shares	315,140
1,651	Volkswagen AG - Preference Shares	225,317

	Total Preferred Stocks (Cost $486,119)	540,457

	REAL ESTATE INVESTMENT TRUSTS - 0.12%
	France - 0.06%
2,969	Klepierre	67,314

	Japan - 0.06%
96	Japan Retail Fund Investment Corp.	70,104

	Total Real Estate Investment Trusts (Cost $134,490)	137,418

Number of Shares		Value
	SHORT TERM INVESTMENTS - 0.55%
	Money Market Funds - 0.55%
601,189	JPMorgan U.S. Government Money Market Fund Effective Yield, 4.73% (c)	$601,189

	Total Money Market Funds (Cost $601,189)	601,189

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 4.83%
5,299,517	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 4.93% (c)	5,299,517

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $5,299,517)	5,299,517

	Total Investments (Cost $92,483,559) - 105.03%	115,236,478
	Liabilities in Excess of Other Assets - (5.03)%	(5,521,413)

	TOTAL NET ASSETS - 100.00%	$109,715,065

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of March 31, 2023.

Glossary of Terms

ADR	-	American Depositary Receipt

See notes to financial statements.

GuideMark World ex-US Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY

March 31, 2023

COMMON STOCKS
Aerospace & Defense	1.39%
Air Freight & Logistics	0.76%
Airlines	0.51%
Auto Components	0.24%
Automobiles	2.81%
Banks	8.55%
Beverages	1.14%
Biotechnology	0.46%
Building Products	0.94%
Capital Markets	2.38%
Chemicals	1.25%
Commercial Services & Supplies	0.33%
Communications Equipment	0.17%
Construction & Engineering	1.26%
Construction Materials	0.53%
Containers & Packaging	0.05%
Distributors	0.39%
Diversified Consumer Services	0.15%
Diversified Financial Services	1.33%
Diversified Telecommunication Services	2.34%
Electric Utilities	1.40%
Electrical Equipment	0.43%
Electronic Equipment, Instruments & Components	0.49%
Energy Equipment & Services	0.11%
Entertainment	0.65%
Financial Services	0.04%
Food & Staples Retailing	4.93%
Food Products	2.40%
Gas Utilities	0.16%
Ground Transportation	0.05%
Health Care Equipment & Supplies	1.93%
Health Care Providers & Services	0.68%
Hotels, Restaurants & Leisure	1.63%
Household Durables	0.58%
Household Products	0.16%
Independent Power and Renewable Electricity Producers	0.10%
Industrial Conglomerates	1.11%
Insurance	4.93%
Interactive Media & Services	0.49%
Internet & Direct Marketing Retail	0.67%
IT Services	0.48%
Leisure Products	0.22%
Life Sciences Tools & Services	0.14%
Machinery	2.00%
Marine	1.13%
Marine Transportation	0.52%
Media	0.44%
Metals & Mining	4.63%

Multiline Retail	0.84%
Multi-Utilities	0.37%
Oil, Gas & Consumable Fuels	7.39%
Paper & Forest Products	0.55%
Passenger Airlines	0.27%
Personal Products	1.32%
Pharmaceuticals	8.71%
Professional Services	1.97%
Real Estate Management & Development	0.84%
Retail REITs	0.14%
Road & Rail	0.50%
Semiconductors & Semiconductor Equipment	1.92%
Software	1.79%
Specialty Retail	1.77%
Technology Hardware, Storage & Peripherals	0.42%
Textiles, Apparel & Luxury Goods	4.05%
Tobacco	0.68%
Trading Companies & Distributors	2.44%
Transportation Infrastructure	0.22%
Wireless Telecommunication Services	0.74%

TOTAL COMMON STOCKS	96.41%

INVESTMENT COMPANIES
International Equity Funds	2.63%

TOTAL INVESTMENT COMPANIES	2.63%

PREFERRED STOCKS
Automobiles	0.49%

TOTAL PREFERRED STOCKS	0.49%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.12%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.12%

SHORT TERM INVESTMENTS
Money Market Funds	0.55%

TOTAL SHORT TERM INVESTMENTS	0.55%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Funds	4.83%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	4.83%

TOTAL INVESTMENTS	105.03%
Liabilities in Excess of Other Assets	(5.03)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2023

Principal Amount		Value
	ASSET BACKED SECURITIES - 8.00%
	Affirm Asset Securitization Trust
6,820	Series 2020-Z1A, 3.460%, 10/15/2024 (c)(g)	$6,777
23,708	Series 2020-Z2A, 1.900%, 01/15/2025 (c)(g)	23,341
25,000	American Credit Acceptance Receivables Trust Series 2022-3, 4.550%, 10/13/2026 (c)	24,702
150,000	AmeriCredit Automobile Receivables Trust Series 2019-3D, 2.580%, 09/18/2025	145,228
105,000	Amur Equipment Finance Receivables XI LLC Series 2022-2 A-2, 5.300%, 06/21/2028 (c)	104,592
300,000	ARI FLEET LEASE TR 2023-A Series 2023-A, 0.000%, 02/17/2032 (c)	300,037
160,000	Avant Loans Funding Trust Series 2021-REV1 A, 1.210%, 07/15/2030 (c)(g)	155,381
450,000	Bain Capital Credit CLO, Ltd. Series 2017-2A AR2, 5.998% (3 Month LIBOR USD + 1.180%, 1.180% Floor), 07/25/2034 (a)(c)	439,295
47,681	BHG Securitization Trust Series 2021-B A, 0.900%, 10/17/2034 (c)(g)	45,438
260,000	BlueMountain CLO, Ltd. Series 2019-24A AR, 5.908% (3 Month LIBOR USD + 1.100%, 1.100% Floor), 04/20/2034 (a)(c)	252,474
380,000	Buckhorn Park CLO, Ltd. Series 2019-1R A-R, 5.915% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 07/18/2034 (a)(c)	371,753
380,000	Carvana Auto Receivables Trust Series 2022-P2, 4.130%, 04/10/2027	371,776
88,162	CF Hippolyta Issuer LLC Series 2020-1A2, 1.990%, 07/15/2060 (c)	74,599
607,313	DB Master Finance LLC Series 2021-1A A23, 2.791%, 11/20/2051 (c)	491,405
214,000	Dell Equipment Finance Trust 2023-1 Series 2023-1, 5.650%, 09/22/2028 (c)	214,942
	Domino’s Pizza Master Issuer LLC
181,925	Series 2018-1, 4.116%, 07/25/2048 (c)(g)	174,945
72,750	Series 2019-1, 3.668%, 10/25/2049 (c)(g)	64,833
186,675	Series 2021-1A A2I, 2.662%, 04/25/2051 (c)(g)	160,517
95,328	Drive Auto Receivables Trust Series 2019-4, 2.700%, 02/16/2027	94,091
145,000	Enterprise Fleet Financing 2023-1 LLC Series 2023-1, 5.420%, 10/20/2029 (c)	145,267
	Exeter Automobile Receivables Trust
194,903	Series 2019-4, 2.580%, 09/15/2025 (c)	191,267
73,520	Series 2020-1, 2.730%, 12/15/2025 (c)	72,064
155,000	Series 2022-1, 2.180%, 06/15/2026	152,163
120,000	Series 2022-4, 4.570%, 01/15/2027	118,241
62,000	Series 2022-6, 6.030%, 08/16/2027	62,368
	Flagship Credit Auto Trust
53,000	Series 2023-1, 5.050%, 01/18/2028 (c)	52,470
204,000	Series 2022-3, 4.690%, 07/17/2028 (c)	200,891
560,386	Galaxy XXIII CLO, Ltd. Series 2017-23A AR, 5.686% (3 Month LIBOR USD + 0.870%, 0.870% Floor), 04/24/2029 (a)(c)	555,051
40,000	GLS Auto Receivables Issuer Trust Series 2022-3, 4.920%, 01/15/2027 (c)	39,537

Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
300,000	GTP Acquisition Partners I LLC Series 2015-2, 3.482%, 06/15/2050 (c)	$287,013
605,000	Harriman Park CLO, Ltd. Series 2020-1A A1R, 5.928% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 04/20/2034 (a)(c)	593,832
150,000	Kubota Credit Owner Trust 2023-1 Series A-3, 5.400%, 06/15/2027 (c)	150,141
57,797	LCM XX LP Series 2015-20R, 5.848% (3 Month LIBOR USD + 1.040%, 0.000% Floor), 10/20/2027 (a)(c)	57,739
235,731	Madison Park Funding XLI, Ltd. Series 2015-12R, 5.645% (3 Month LIBOR USD + 0.830%, Floor 0.000%), 04/22/2027 (a)(c)	234,352
118,080	Navient Private Education Refi Loan Trust Series 2021-E A, 0.970%, 12/16/2069 (c)	100,286
465,000	Neuberger Berman CLO XX, Ltd. Series 2015-20RR A-RR, 5.952% (3 Month LIBOR USD + 1.160%, 1.160% Floor), 07/17/2034 (a)(c)	453,770
280,000	Octagon 61, Ltd. 0.000% (TSFR3M + 2.350%, 2.350% Floor), 04/20/2036 (a)(b)(c)	280,000
155,406	OZLM VII,, Ltd. Series 2014-7R, 5.802% (3 Month LIBOR USD + 1.010%, 1.010% Floor), 07/17/2029 (a)(c)	154,314
420,000	Regatta VI Funding, Ltd. Series 2016-1A AR2, 5.968% (3 Month LIBOR USD + 1.160%, 1.160% Floor), 04/20/2034 (a)(c)	409,271
	RR, Ltd.
480,000	Series 2017-1A A1AB, 5.942% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 07/16/2035 (a)(c)	470,792
330,000	Series 2021-16A A1, 5.902% (3 Month LIBOR USD + 1.110%, 1.110% Floor), 07/15/2036 (a)(c)	322,893
250,000	Series 2023-26A A2, 6.982% (TSFR3M + 2.250%, 2.250% Floor), 04/15/2038 (a)(c)	247,653
	Santander Drive Auto Receivables Trust
56,817	Series 2019-3, 2.680%, 10/15/2025	56,548
95,000	Series 2022-5, 4.430%, 03/15/2027	93,566
65,000	Series 2022-6, 4.720%, 06/15/2027	63,950
305,000	Series 2022-4, 4.420%, 11/15/2027	300,349
255,000	Series 2022-7, 5.950%, 01/18/2028	259,191
115,000	Series 2023-1, 4.980%, 02/15/2028	114,243
	Sound Point CLO, Ltd.
216,985	Series 2018-3, 5.742% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 04/16/2029 (a)(c)	215,285
410,000	Series 2021-1A A, 5.888% (3 Month LIBOR USD + 1.070%, 1.070% Floor), 04/25/2034 (a)(c)	397,704
100,000	Summit Issuer LLC Series 2020-1, 2.290%, 12/20/2050 (c)	89,302
728,775	Taco Bell Funding LLC Series 2021-1A A2II, 2.294%, 08/25/2051 (c)	609,797
250,000	Texas Debt Capital CLO 2023-I, Ltd. 0.000% (TSFR3M + 2.300%, 2.300% Floor), 04/20/2036 (a)(c)	247,653

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
405,000	THL Credit Wind River CLO, Ltd. Series 2020-1A, 6.238% (3 Month LIBOR USD + 1.430%, 1.430% Floor), 10/20/2033 (a)(c)	$398,548
	Upstart Securitization Trust
27,841	Series 2021-3, 0.830%, 07/20/2031 (c)	27,393
78,220	Series 2021-4, 0.840%, 09/20/2031 (c)	76,361
	Venture CLO, Ltd.
410,000	Series 2021-42A A1A, 5.922% (3 Month LIBOR USD + 1.130%, 1.130% Floor), 04/17/2034 (a)(c)	398,904
180,000	Series 2021-43A A1, 6.032% (3 Month LIBOR USD + 1.240%, 1.240% Floor), 04/17/2034 (a)(c)	175,773
258,797	Voya CLO, Ltd. Series 2015-1, 5.695% (3 Month LIBOR USD + 0.900%, 0.9000% Floor), 01/18/2029 (a)(c)	257,085
370,000	Wellfleet CLO X, Ltd. Series 2019-XA A1R, 5.978% (3 Month LIBOR USD + 1.170%, 0.000% Floor), 07/20/2032 (a)(c)	360,688
75,800	Wendy’s Funding LLC Series 2018-1, 3.884%, 03/15/2048 (c)(g)	70,168
	Westlake Automobile Receivables Trust
77,893	Series 2019-3, 2.720%, 11/15/2024 (c)	77,556
225,000	Series 2022-2, 4.310%, 09/15/2027 (c)	220,383
60,000	Series 2023-1, 5.410%, 01/18/2028 (c)	59,888
98,750	Wingstop Funding LLC Series 2020-1, 2.841%, 12/05/2050 (c)(g)	86,860
100,000	World Omni Auto Receivables Trust Series 2023-A B, 5.030%, 05/15/2029	100,488

	Total Asset Backed Securities (Cost $13,881,294)	13,625,184

	COLLATERALIZED MORTGAGE OBLIGATIONS - 16.38%
258,773	510 Asset Backed Trust Series 2021-NPL2 A-1, 2.116%, 06/25/2061 (c)(k)	235,800
89,754	Ajax Mortgage Loan Trust Series 2021-C A, 2.115%, 01/25/2061 (c)(k)	84,279
350,000	American Tower Trust #1 Series 2023-1, 5.490%, 03/15/2053 (c)	353,582
	Angel Oak Mortgage Trust
3,917	Series 2019-4, 2.993%, 07/25/2049 (b)(c)	3,902
83,103	Series 2020-R1, 0.990%, 04/25/2053 (b)(c)	75,477
159,086	Series 2021-4 A1, 1.035%, 01/20/2065 (b)(c)	128,261
29,608	Series 2020-6 TR, 1.261%, 05/25/2065 (b)(c)	26,561
104,885	Series 2021-1, 0.909%, 01/25/2066 (b)(c)	87,801
98,359	Series 2021-2 A1, 0.985%, 04/25/2066 (b)(c)	82,659
196,832	Series 2021-3 A1, 1.068%, 05/25/2066 (b)(c)	162,723
248,664	Series 2021-5 A1, 0.951%, 07/25/2066 (b)(c)	205,505
183,495	Series 2021-8, 1.820%, 11/25/2066 (b)(c)	153,413
442,107	Series 2022-1, 2.881%, 12/25/2066 (c)(k)	389,580
100,000	Arbor Realty Commercial Real Estate Notes 2021-FL2, Ltd. Series 2021-FL2 A, 5.784% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 05/15/2036 (a)(c)	98,351
	Arroyo Mortgage Trust
62,530	Series 2019-3, 2.962%, 10/25/2048 (b)(c)	57,579
68,010	Series 2019-2, 3.347%, 04/25/2049 (b)(c)	63,901

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	BANK
2,134,217	Series 2019-BNK23, 0.692%, 12/17/2052 (b)(j)	$77,948
999,507	Series 2023-BNK45, 0.994%, 02/17/2056 (b)(j)	69,551
981,714	Series 2019-BNK18, 0.891%, 05/17/2062 (b)(j)	41,743
1,156,878	Series 2019-BNK20, 0.813%, 09/15/2062 (b)(j)	47,385
1,307,871	Series 2019-BNK22, 0.594%, 11/17/2062 (b)(j)	41,359
984,754	Series 2019-BNK24, 0.639%, 11/17/2062 (b)(j)	34,151
981,961	Series 2020-BNK26, 1.223%, 03/16/2063 (b)(j)	60,088
1,525,411	Series 2020-BNK28, 1.763%, 03/16/2063 (b)(j)	149,993
	BBCMS Mortgage Trust
132,000	Series 2017-DELC, 5.659% (1 Month LIBOR USD + 0.975%, 0.850% Floor), 08/15/2036 (a)(c)	130,744
100,000	Series 2022-C16, 4.600%, 06/17/2055 (b)	96,416
125,000	Series 2022-C18 A4, 5.439%, 12/17/2055 (b)	128,365
40,000	Series 2022-C18 A5, 5.710%, 12/17/2055 (b)	41,895
	Benchmark Mortgage Trust
230,565	Series 2019-B11, 3.410%, 05/17/2052	223,412
961,923	Series 2019-B12, 1.032%, 08/16/2052 (b)(j)	38,935
393,113	Series 2020-B18, 1.788%, 07/17/2053 (b)(j)	30,123
750,445	Series 2020-B22, 1.515%, 01/15/2054 (b)(j)	66,395
1,488,594	Series 2019-B10, 1.220%, 03/17/2062 (b)(j)	75,037
250,000	Benefit Street Partners CLO XXXI, Ltd. Series B-1, 7.220% (TSFR3M + 2.350%, 2.35% Floor), 04/25/2036 (a)(c)	247,653
121,214	BINOM Securitization Trust Series 2021-INV1, 2.034%, 06/25/2056 (b)(c)	106,970
	BRAVO Residential Funding Trust
71,452	Series 2021-NQM1 A1, 0.941%, 02/25/2049 (b)(c)	62,959
58,379	Series 2021-NQM2 A1, 0.970%, 03/25/2060 (b)(c)	54,679
301,094	Series 2021-C A1, 1.620%, 03/01/2061 (c)(k)	271,478
259,667	BX Commercial Mortgage Trust 2019-XL Series 2019-XL, 5.862% (1 Month LIBOR USD + 1.034%, 1.034% Floor), 10/15/2036 (a)(c)	256,889
	CAMB Commercial Mortgage Trust
150,000	Series 2019-LIFE A, 5.754% (1 Month LIBOR USD + 1.070%, 1.070% Floor), 12/15/2037 (a)(c)	147,998
100,000	Series 2019-LIFE C, 6.134% (1 Month LIBOR USD + 1.450%, 1.450% Floor), 12/15/2037 (a)(c)	97,766
130,000	CCG Receivables Trust 2023-1 Series 2023-1, 5.820%, 09/16/2030 (c)	131,344
145,000	Century Plaza Towers Series 2019-CPT, 2.865%, 11/16/2039 (c)	117,971
7,028	Chase Mortgage Finance Trust Series 2007-A1, 3.960%, 02/25/2037 (b)	6,610
	Citigroup Commercial Mortgage Trust
376,000	Series 2014-GC19, 4.023%, 03/12/2047	369,180
296,312	Series 2016-P3, 3.329%, 04/16/2049	278,672
505,000	Series 2016-P4, 2.902%, 07/12/2049	466,640
	Citigroup Mortgage Loan Trust, Inc.
95,798	Series 2018-RP2, 3.347%, 02/25/2058 (b)(c)	91,894
38,416	Series 2018-RP1, 3.000%, 09/25/2064 (b)(c)	36,699
100,049	Series 2019-E, 6.228%, 11/25/2070 (c)(k)	99,948

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	COLT Mortgage Loan Trust
308,279	Series 2020-RPL1 A1, 1.390%, 01/25/2065 (b)(c)	$266,615
66,680	Series 2020-2R A1, 1.325%, 10/26/2065 (b)(c)	59,856
154,583	Series 2021-1 A1, 0.910%, 06/25/2066 (b)(c)	125,111
293,272	Series 2021-3 A1, 0.956%, 09/27/2066 (b)(c)	233,448
370,011	Series 2021-HX1 A1, 1.110%, 10/25/2066 (b)(c)	297,316
439,827	Series 2022-1 A1, 2.284%, 12/27/2066 (b)(c)	385,897
91,132	Series 2022-4 A-1, 4.301%, 03/25/2067 (b)(c)	88,105
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/12/2030 (c)	115,620
100,000	Series A, 2.819%, 01/10/2039 (c)	87,673
100,000	Series C, 3.376%, 01/10/2039 (c)	85,129
53,963	Connecticut Avenue Securities Trust Series 2022-R08 1M-1, 7.110% (SOFR30A + 2.550%, 2.550% Floor), 07/25/2042 (a)(c)	54,341
	Countrywide Home Loans, Inc.
4,738	Series 2004-HYB6, 3.996%, 11/20/2034 (b)	4,396
57,206	Series 2005-11, 5.445% (1 Month LIBOR USD + 0.600%, 0.600% Floor, 10.500% Cap), 03/25/2035 (a)	39,277
217,382	CSAIL Commercial Mortgage Trust Series 2016-C6, 2.960%, 01/15/2049	209,037
	CSMC Trust
97,732	Series 2020-NET, 2.257%, 08/17/2037 (c)	87,920
24,164	Series 2017-FHA1, 3.250%, 04/25/2047 (b)(c)	21,773
204,995	Series 2020-RPL4, 2.000%, 01/25/2060 (b)(c)	179,400
104,295	Series 2021-RPL4 A1, 1.796%, 12/27/2060 (b)(c)	96,918
109,828	Series 2020-NQM1, 1.208%, 05/25/2065 (c)(k)	99,284
184,448	Series 2021-NQM2, 1.179%, 02/25/2066 (b)(c)	156,188
146,556	Series 2021-NQM5 A1, 0.938%, 05/25/2066 (b)(c)	115,934
368,840	Series 2021-NQM6 A1, 1.174%, 07/25/2066 (b)(c)	297,652
188,435	Series 2021-NQM8, 1.841%, 10/25/2066 (b)(c)	163,198
473,914	Series 2022-NQM1, 2.265%, 11/25/2066 (b)(c)	409,500
	DBGS Mortgage Trust
215,000	Series 2018-C1, 4.466%, 10/17/2051	204,934
11,792,880	Series 2018-C1, 0.190%, 10/17/2051 (b)(j)	94,636
	DBJPM Mortgage Trust
218,806	Series 2016-C1, 3.038%, 05/12/2049	210,002
475,000	Series 2016-C3, 2.890%, 08/12/2049	437,020
309,464	Series 2020-C9, 1.708%, 08/15/2053 (b)(j)	20,889
65,102	Deephaven Residential Mortgage Trust Series 2021-2 A1, 0.899%, 04/25/2066 (b)(c)	55,931
	Ellington Financial Mortgage Trust
67,681	Series 2021-2 A1, 0.931%, 06/25/2066 (b)(c)	54,676
222,384	Series 2022-1, 2.206%, 01/25/2067 (b)(c)	187,448
250,000	Elmwood CLO 23, Ltd. Series 2023-2A B, 0.000% (TSFR3M + 2.250%, 2.250% Floor), 04/16/2036 (a)(c)	250,000
	FirstKey Homes Trust
114,353	Series 2022-SFR1, 4.145%, 05/19/2039 (c)	109,304
482,273	Series 2022-SFR2, 4.250%, 07/19/2039 (c)	462,156
	GCAT Trust
117,974	Series 2021-NQM1, 0.874%, 01/25/2066 (b)(c)	99,691

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
141,374	Series 2021-NQM2 A1, 1.036%, 05/25/2066 (b)(c)	$116,293
184,187	Series 2021-NQM3 A1, 1.091%, 05/25/2066 (b)(c)	151,097
255,054	Series 2021-NQM4, 1.093%, 08/25/2066 (b)(c)	198,968
140,316	Series 2021-NQM7, 1.915%, 08/25/2066 (b)(c)	124,196
	GS Mortgage Securities Trust
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (c)	107,590
35,000	Series 2022-SHIP, 5.558% (TSFR1M + 0.731%, 0.731% Floor), 08/15/2036 (a)(c)	34,674
35,000	Series 2015-GC34, 3.506%, 10/13/2048	33,166
1,440,349	Series 2020-GC45, 0.668%, 02/14/2053 (b)(j)	46,163
220,000	Hawaii Hotel Trust 2019-MAUI Series 2019-MAUI, 5.834% (1 Month LIBOR USD + 1.150%, 1.150% Floor), 05/17/2038 (a)(c)	214,805
	Imperial Fund Mortgage Trust
143,660	Series 2021-NQM2 A-1, 1.073%, 09/25/2056 (b)(c)	116,417
471,769	Series 2022-NQM2, 3.638%, 03/25/2067 (c)(k)	440,012
90,000	JPMBB Commercial Mortgage Securities Trust Series 2020-NNN, 2.812%, 01/16/2037 (c)	81,888
	Legacy Mortgage Asset Trust
78,954	Series 2021-GS4 A1, 1.650%, 11/25/2060 (c)(k)	72,613
137,249	Series 2021-GS3 A1, 1.750%, 07/25/2061 (c)(k)	126,873
520,974	Life 2021-BMR Mortgage Trust Series A, 5.641% (1 Month LIBOR USD + 0.814%, 0.8140% Floor), 03/15/2038 (a)(c)	506,062
260,000	MF1, Ltd. Series 2022-FL8, 6.310% (SOFR30A + 1.750%, 1.750% Floor), 02/20/2037 (a)(c)(g)	251,499
	MFRA Trust
106,360	Series 2021-NQM2, 1.029%, 11/25/2064 (b)(c)	87,395
24,543	Series 2020-NQM3 A1, 1.014%, 01/26/2065 (b)	22,630
87,556	Series 2021-NQM1 A-1, 1.153%, 04/25/2065 (b)(c)	77,168
	Mill City Mortgage Loan Trust
42,005	Series 2018-2, 3.500%, 05/25/2058 (b)(c)	41,022
186,538	Series 2019-GS1, 2.750%, 07/25/2059 (b)(c)	177,211
51,315	Series 2017-3, 2.750%, 01/25/2061 (b)(c)	49,659
45,637	Series 2018-1, 3.250%, 05/25/2062 (b)(c)	44,044
121,606	Series 2019-1, 3.250%, 10/25/2069 (b)(c)	116,163
72,986	Morgan Stanley ABS Capital I, Inc. Trust Series 2003-NC10, 5.865% (1 Month LIBOR USD + 1.020%, 1.020% Floor), 10/25/2033 (a)	71,575
175,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29, 3.325%, 05/17/2049	164,733
	New Residential Mortgage Loan Trust
33,645	Series 2016-2, 3.750%, 11/25/2035 (c)	31,772
76,391	Series 2018-4, 5.595% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 01/27/2048 (a)(c)	74,027
30,511	Series 2016-4, 3.750%, 11/25/2056 (b)(c)	28,196
297,183	Series 2021-NQM3 A1, 1.156%, 11/25/2056 (b)(c)	244,950
47,771	Series 2017-1, 4.000%, 02/25/2057 (b)(c)	45,332

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
43,180	Series 2017-2, 4.000%, 03/25/2057 (b)(c)	$40,910
24,135	Series 2017-3, 4.000%, 04/25/2057 (b)(c)	23,126
22,811	Series 2017-4, 4.000%, 05/25/2057 (b)(c)	21,256
21,257	Series 2017-5, 6.345% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (a)(c)	20,769
37,403	Series 2017-6, 4.000%, 08/25/2057 (b)(c)	35,164
82,558	Series 2018-1, 4.000%, 12/25/2057 (b)(c)	78,453
68,516	Series 2018-2, 4.500%, 02/25/2058 (b)(c)	65,886
174,639	Series 2018-3, 4.500%, 05/25/2058 (b)(c)	163,718
69,596	Series 2021-NQM2R A-1, 0.941%, 10/25/2058 (b)(c)	62,701
124,755	Series 2019-3, 3.750%, 11/25/2058 (b)(c)	116,443
90,070	Series 2019-5, 3.500%, 08/25/2059 (b)(c)	84,426
24,713	Series 2019-NQM4, 2.492%, 09/25/2059 (b)(c)	22,695
433,571	Series 2022-NQM1, 2.277%, 04/25/2061 (b)(c)	377,732
299,849	NMLT Trust Series 2021-INV1 A1, 1.185%, 05/25/2056 (b)(c)	250,323
	OBX Trust
180,960	Series 2021-NQM3 A1, 1.054%, 07/25/2061 (b)(c)	138,402
385,972	Series 2022-NQM1, 2.305%, 11/25/2061 (b)(c)	331,392
169,059	Series 2021-NQM1, 1.072%, 02/25/2066 (b)(c)	138,109
	Pretium Mortgage Credit Partners LLC
148,720	Series 2021-NPL3 A1, 1.868%, 07/25/2051 (c)(k)	138,164
140,625	Series 2021-RN2 A1, 1.744%, 07/25/2051 (c)(k)	131,260
173,106	Series 2021-NPL2 A-1, 1.992%, 06/29/2060 (c)(k)	162,075
284,457	Series 2021-RN1 A1, 1.992%, 02/25/2061 (c)(k)	267,405
	Progress Residential Trust
373,378	Series 2021-SFR3, 1.637%, 05/17/2026 (c)	333,157
397,838	Series 2021-SFR1, 1.052%, 04/17/2038 (c)	350,821
328,758	Series 2021-SFR8, 1.510%, 10/19/2038 (c)	287,956
109,719	Series 2022-SFR3, 3.200%, 04/19/2039 (c)	102,076
99,148	Series 2022-SFR5, 4.451%, 06/17/2039 (c)	95,482
144,772	Series 2022-SFR7, 4.750%, 10/19/2039 (c)	142,140
299,473	Series 2022-SFR4, 4.438%, 05/17/2041 (c)	286,056
	PRPM Trust
52,294	Series 2020-6, 2.363%, 11/25/2025 (c)(k)	50,968
136,061	Series 2021-3 A1, 1.867%, 04/25/2026 (c)(k)	130,367
188,093	Series 2021-4 A1, 1.867%, 04/25/2026 (c)(k)	179,711
184,780	Series 2021-5 A1, 1.793%, 06/25/2026 (c)(k)	174,042
167,997	Series 2021-6 A1, 1.793%, 07/25/2026 (c)(k)	155,478
268,924	Series 2021-7 A1, 1.867%, 08/25/2026 (c)(k)	251,586
344,224	Series 2021-9, 2.363%, 10/25/2026 (c)(k)	326,316
155,000	SBA Tower Trust Series 2019-1, 2.836%, 01/15/2025 (c)	146,886
64,746	Seasoned Credit Risk Transfer Trust Series Series 2019-3, 3.500%, 10/25/2058	60,257
	SG Commercial Mortgage Securities Trust
355,000	Series 2020-COVE, 2.632%, 04/17/2037 (c)	331,016
75,000	Series 2016-C5, 3.055%, 10/13/2048	69,707
250,861	SG Residential Mortgage Trust Series 2021-1 A-1, 1.160%, 07/25/2061 (b)(c)	201,876
	Starwood Mortgage Residential Trust
19,919	Series 2020-3, 1.486%, 04/25/2065 (b)(c)	18,727

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
139,251	Series 2021-1, 1.219%, 05/25/2065 (b)(c)	$120,387
55,033	Series 2021-2 A1, 0.943%, 05/25/2065 (b)(c)	49,320
285,801	Series 2021-6, 1.920%, 11/25/2066 (b)(c)	236,615
230,000	Toorak Mortgage Corp. Series 2021-1 A1, 2.240%, 06/25/2024 (c)(k)	217,617
	Towd Point Mortgage Trust
102,724	Series 2022-EBO1, 2.161%, 01/25/2052 (b)(c)	100,789
48,642	Series 2017-1, 2.750%, 10/25/2056 (b)(c)	47,794
54,122	Series 2017-5, 5.445% (1 Month LIBOR USD + 0.600%, 0.000% Floor), 02/26/2057 (a)(c)	53,909
23,142	Series 2017-2, 2.750%, 04/25/2057 (b)(c)	22,907
10,392	Series 2017-3, 2.750%, 06/25/2057 (b)(c)	10,111
96,154	Series 2017-4, 2.750%, 06/25/2057 (b)(c)	91,572
142,673	Series 2017-6, 2.750%, 10/25/2057 (b)(c)	136,352
25,620	Series 2018-1, 3.000%, 01/28/2058 (b)(c)	24,900
86,877	Series 2018-2, 3.250%, 03/25/2058 (b)(c)	83,434
207,059	Series 2019-1, 3.750%, 03/25/2058 (b)(c)	197,205
81,372	Series 2018-3, 3.750%, 05/25/2058 (b)(c)	77,947
143,039	Series 2020-4, 1.750%, 10/25/2060 (c)	128,126
425,362	Series 2021-R1 A1, 2.918%, 11/30/2060 (b)(c)	347,067
87,380	Triangle Re 2021-3, Ltd. Series 2021-3, 6.460% (SOFR30A + 1.900%, 1.900% Floor), 02/25/2034 (a)(c)	86,731
116,415	Tricolor Auto Securitization Trust 2023-1 Series 2023-1, 6.480%, 08/17/2026 (c)	116,393
505,000	Tricon Residential Trust Series 2022-SFR1, 3.856%, 04/19/2039 (c)	482,154
	VCAT Asset Securitization LLC
52,539	Series 2021-NPL2 A1, 2.115%, 03/27/2051 (c)(k)	49,823
162,430	Series 2021-NPL3 A1, 1.743%, 05/25/2051 (c)(k)	151,134
225,513	Series 2021-NPL4 A1, 1.868%, 08/25/2051 (c)(k)	209,599
292,587	Series 2021-NPL5, 1.868%, 08/25/2051 (c)(k)	270,349
371,978	Series 2021-NPL6, 1.917%, 09/25/2051 (c)(k)	345,626
	Vericrest Opportunity Loan Transferee
223,810	Series 2021-R2 A1, 2.116%, 04/25/2051 (c)(k)	204,828
89,729	Series 2021-NPL9, 1.992%, 05/25/2051 (c)(k)	82,566
192,269	Series 2021-CF1 A1, 1.992%, 08/25/2051 (c)(k)	179,062
	Verus Securitization Trust
36,538	Series 2019-4, 3.142%, 10/25/2059 (b)(c)	35,072
83,753	Series 2021-R2 A-1, 0.918%, 02/25/2064 (b)(c)	71,954
84,063	Series 2021-2, 1.031%, 02/25/2066 (b)(c)	71,627
122,972	Series 2021-4, 0.938%, 07/25/2066 (b)(c)	98,922
320,417	Series 2021-5 A-1, 1.013%, 09/25/2066 (b)(c)	260,378
199,977	Series 2021-8, 1.824%, 11/25/2066 (b)(c)	170,775
294,328	Series 2022-1 A-1, 2.724%, 01/25/2067 (c)(k)	263,054
265,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series A-5, 3.148%, 05/15/2048	252,025

	Total Collateralized Mortgage Obligations (Cost $31,055,935)	27,885,890

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Principal Amount		Value
	CORPORATE OBLIGATIONS - 24.02%
	Aerospace & Defense - 0.36%
	Boeing Co.
163,000	5.040%, 05/01/2027	$164,231
35,000	5.150%, 05/01/2030	35,247
120,000	Lockheed Martin Corp. 4.950%, 10/15/2025	121,868
189,000	Northrop Grumman Corp. 5.150%, 05/01/2040	191,198
	Raytheon Technologies Corp.
75,000	5.150%, 02/27/2033	77,974
25,000	5.375%, 02/27/2053	26,256

		616,774

	Banks - 4.57%
	Bank of America Corp.
820,000	1.922% (SOFR + 1.370%), 10/24/2031 (a)	654,121
515,000	2.687% (SOFR + 1.320%), 04/22/2032 (a)	429,815
115,000	2.299% (SOFR + 1.220%), 07/21/2032 (a)	92,728
100,000	2.572% (SOFR + 1.210%), 10/20/2032 (a)	81,744
	BNP Paribas SA
200,000	2.219% (SOFR + 2.074%), 06/09/2026 (a)(c)	183,723
235,000	5.125% (1 Year CMT Rate + 1.450%), 01/16/2029 (a)(c)	235,433
250,000	BPCE SA 2.045% (SOFR + 1.087%), 10/19/2027 (a)(c)	218,633
280,000	Credit Agricole SA 5.301%, 07/12/2028 (c)	283,804
200,000	Danske Bank AS 5.375%, 01/12/2024 (c)	198,213
	Deutsche Bank AG
285,000	2.129% (SOFR + 1.870%), 11/24/2026 (a)	245,613
150,000	6.720% (SOFR + 3.180%), 01/18/2029 (a)	148,948
	HSBC Holdings PLC
200,000	1.589% (SOFR + 1.290%), 05/24/2027 (a)	176,333
305,000	5.210% (SOFR + 2.610%), 08/11/2028 (a)	301,908
400,000	4.762% (SOFR + 2.530%), 03/29/2033 (a)	361,447
520,000	5.402% (SOFR + 2.870%), 08/11/2033 (a)	509,734
200,000	6.254% (SOFR + 2.390%), 03/09/2034 (a)	208,959
	JPMorgan Chase & Co.
300,000	3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (a)	286,426
425,000	4.323% (SOFR + 1.560%), 04/26/2028 (a)	414,345
205,000	4.851% (SOFR + 1.990%), 07/25/2028 (a)	204,641
80,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (a)	74,934
105,000	2.739% (SOFR + 1.510%), 10/15/2030 (a)	91,622
235,000	2.545% (SOFR + 1.180%), 11/08/2032 (a)	194,866
200,000	Lloyds Banking Group PLC 5.871% (1 Year CMT Rate + 1.700%), 03/06/2029 (a)	201,625
250,000	Manufacturers & Traders Trust Co. 4.700%, 01/27/2028	234,143
200,000	NatWest Group PLC 5.847% (1 Year CMT Rate + 1.350%), 03/02/2027 (a)	200,551
490,000	Societe Generale SA 6.221% (1 Year CMT Rate + 3.200%), 06/15/2033 (a)(c)	455,983

Principal Amount		Value
	Banks (Continued)
200,000	Standard Chartered PLC 7.767% (1 Year CMT Rate + 3.450%), 11/16/2028 (a)(c)	$214,475
85,000	Truist Financial Corp. 1.887% (SOFR + 0.862%), 06/07/2029 (a)	70,951
	Wells Fargo & Co.
120,000	3.000%, 04/22/2026	113,344
135,000	3.000%, 10/23/2026	126,280
210,000	4.808% (SOFR + 1.980%), 07/25/2028 (a)	207,372
110,000	3.350% (SOFR + 1.500%), 03/02/2033 (a)	95,368
190,000	4.897% (SOFR + 2.100%), 07/25/2033 (a)	185,446
90,000	5.013% (SOFR + 4.502%), 04/04/2051 (a)	84,583

		7,788,111

	Beverages - 0.25%
	Anheuser-Busch InBev Worldwide, Inc.
180,000	5.450%, 01/23/2039	188,938
60,000	4.600%, 04/15/2048	56,729
6,000	Constellation Brands, Inc. 3.150%, 08/01/2029	5,483
200,000	Diageo Capital PLC 2.000%, 04/29/2030	170,397

		421,547

	Biotechnology - 0.57%
175,000	AbbVie, Inc. 4.250%, 11/21/2049	154,086
	Amgen, Inc.
115,000	5.150%, 03/02/2028	117,384
40,000	5.250%, 03/02/2030	40,865
170,000	5.250%, 03/02/2033 (e)	174,631
85,000	5.750%, 03/02/2063	87,794
	CSL Finance PLC
170,000	4.050%, 04/27/2029 (c)	164,014
110,000	4.250%, 04/27/2032 (c)	106,598
160,000	Gilead Sciences, Inc. 1.650%, 10/01/2030	131,745

		977,117

	Capital Markets - 2.36%
	BP Capital Markets America, Inc.
100,000	3.633%, 04/06/2030	94,908
115,000	2.721%, 01/12/2032	100,248
125,000	4.812%, 02/13/2033	126,890
125,000	2.939%, 06/04/2051	86,507
45,000	3.379%, 02/08/2061 (e)	32,461
	Credit Suisse Group AG
250,000	6.442% (SOFR + 3.700%), 08/11/2028 (a)(c)	248,575
750,000	6.537% (SOFR + 3.920%), 08/12/2033 (a)(c)	772,500
	Intercontinental Exchange, Inc.
55,000	4.350%, 06/15/2029	54,340
30,000	4.600%, 03/15/2033	29,817
20,000	4.950%, 06/15/2052	19,547
	Morgan Stanley
255,000	2.475% (SOFR + 1.000%), 01/21/2028 (a)	232,655
340,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (a)	320,882
35,000	5.123% (SOFR + 1.730%), 02/01/2029 (a)	35,235
210,000	2.699% (SOFR + 1.143%), 01/22/2031 (a)	180,905
285,000	1.794% (SOFR + 1.034%), 02/13/2032 (a)	223,111
145,000	1.928% (SOFR + 1.020%), 04/28/2032 (a)	114,100

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Capital Markets (Continued)
60,000	2.511% (SOFR + 1.200%), 10/20/2032 (a)	$49,158
30,000	5.948% (5 Year CMT Rate + 2.430%), 01/19/2038 (a)	29,841
	The Goldman Sachs Group, Inc.
120,000	4.482% (SOFR + 1.725%), 08/23/2028 (a)	117,366
70,000	1.992% (SOFR + 1.090%), 01/27/2032 (a)	55,812
560,000	2.615% (SOFR + 1.281%), 04/22/2032 (a)	467,050
225,000	2.383% (SOFR + 1.248%), 07/21/2032 (a)(e)	182,536
40,000	2.650% (SOFR + 1.264%), 10/21/2032 (a)	33,055
60,000	3.102% (SOFR + 1.410%), 02/24/2033 (a)	51,397
200,000	UBS Group AG 4.751% (1 Year CMT Rate + 1.750%), 05/12/2028 (a)(c)	191,093
195,000	Willis North America, Inc. 2.950%, 09/15/2029	171,069

		4,021,058

	Chemicals - 0.25%
230,000	Celanese US Holdings LLC 6.165%, 07/15/2027	232,450
235,000	The Sherwin-Williams Co. 2.300%, 05/15/2030	199,435

		431,885

	Consumer Finance - 0.23%
	Capital One Financial Corp.
30,000	5.468% (SOFR + 2.080%), 02/01/2029 (a)	29,240
390,000	5.247% (SOFR + 2.600%), 07/26/2030 (a)	367,849

		397,089

	Diversified Consumer Services - 0.08%
	Howard University
100,000	2.901%, 10/01/2031	84,704
75,000	3.476%, 10/01/2041	57,981

		142,685

	Diversified Financial Services - 0.82%
235,000	Athene Global Funding 2.646%, 10/04/2031 (c)	186,780
150,000	Corebridge Financial, Inc. 3.850%, 04/05/2029 (c)	136,906
300,000	DAE Funding LLC 1.550%, 08/01/2024 (c)	282,210
340,000	Equitable Financial Life Global Funding 1.800%, 03/08/2028 (c)	286,464
	National Rural Utilities Cooperative Finance Corp.
85,000	4.800%, 03/15/2028	85,781
185,000	4.150%, 12/15/2032	176,022
45,000	5.800%, 01/15/2033	47,928
	Shell International Finance BV
180,000	3.250%, 04/06/2050	137,012
80,000	3.000%, 11/26/2051	57,514

		1,396,617

	Diversified Telecommunication Services - 0.49%
	AT&T, Inc.
175,000	4.500%, 05/15/2035	164,247
80,000	3.650%, 06/01/2051	60,483
148,000	3.500%, 09/15/2053	107,037
91,000	3.550%, 09/15/2055	65,181
53,000	3.800%, 12/01/2057	39,388

Principal Amount		Value
	Diversified Telecommunication Services (Continued)
	Verizon Communications, Inc.
420,000	2.355%, 03/15/2032	$344,590
85,000	2.650%, 11/20/2040	60,724

		841,650

	Electric Utilities - 3.43%
165,000	Alabama Power Co. 3.450%, 10/01/2049	123,678
65,000	Cleco Corporate Holdings LLC 3.375%, 09/15/2029	56,312
130,000	Consolidated Edison Co. of New York, Inc. 3.200%, 12/01/2051	93,388
	Duke Energy Carolinas LLC
150,000	2.550%, 04/15/2031	128,716
156,000	5.300%, 02/15/2040	160,552
	Duke Energy Corp.
474,000	2.550%, 06/15/2031	396,494
175,000	4.500%, 08/15/2032	169,289
55,000	Duke Energy Indiana, Inc. 4.900%, 07/15/2043	53,127
95,000	Duke Energy Ohio, Inc. 5.250%, 04/01/2033	97,748
200,000	Enel Finance International NV 5.000%, 06/15/2032 (c)	187,984
45,000	Evergy Metro, Inc. 2.250%, 06/01/2030	38,151
	Evergy, Inc.
80,000	2.450%, 09/15/2024	76,650
155,000	2.900%, 09/15/2029	138,915
45,000	Eversource Energy 5.450%, 03/01/2028 (e)	46,625
155,000	Exelon Corp. 5.150%, 03/15/2028 (e)	157,699
60,000	Florida Power & Light Co. 5.100%, 04/01/2033	62,177
	Georgia Power Co.
130,000	2.100%, 07/30/2023	128,604
120,000	4.700%, 05/15/2032	118,873
50,000	4.750%, 09/01/2040	46,135
120,000	ITC Holdings Corp. 2.950%, 05/14/2030 (c)	105,712
65,000	Kentucky Utilities Co. 5.450%, 04/15/2033	67,578
65,000	Louisville Gas and Electric Co. 5.450%, 04/15/2033	67,560
	NextEra Energy Capital Holdings, Inc.
30,000	6.051%, 03/01/2025	30,519
365,000	4.625%, 07/15/2027	364,000
325,000	2.250%, 06/01/2030	274,768
40,000	5.050%, 02/28/2033	40,110
145,000	Oglethorpe Power Corp. 5.050%, 10/01/2048	131,809
	Pacific Gas and Electric Co.
490,000	5.450%, 06/15/2027	485,229
110,000	4.550%, 07/01/2030	103,005
470,000	2.500%, 02/01/2031	380,926
120,000	3.250%, 06/01/2031	101,733
30,000	6.150%, 01/15/2033	30,812
140,000	4.950%, 07/01/2050	115,145
35,000	6.750%, 01/15/2053	36,140

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Electric Utilities (Continued)
60,000	PacifiCorp 2.700%, 09/15/2030	$53,128
	Puget Energy, Inc.
135,000	3.650%, 05/15/2025	130,419
45,000	4.100%, 06/15/2030	41,591
	Southern California Edison Co.
40,000	5.850%, 11/01/2027	42,135
70,000	5.300%, 03/01/2028	71,750
90,000	2.850%, 08/01/2029	80,463
225,000	2.250%, 06/01/2030	191,484
110,000	2.750%, 02/01/2032	94,396
1,000	4.125%, 03/01/2048	826
45,000	3.650%, 02/01/2050	34,610
160,000	Southwestern Electric Power Co. 5.300%, 04/01/2033	161,222
	The Southern Co.
100,000	3.700%, 04/30/2030	93,241
25,000	4.400%, 07/01/2046	21,781
145,000	Virginia Electric and Power Co. 5.000%, 04/01/2033	146,094
55,000	Xcel Energy, Inc. 4.600%, 06/01/2032	53,420

		5,832,723

	Electrical Equipment - 0.22%
	Regal Rexnord Corp.
250,000	6.050%, 04/15/2028 (c)	250,161
115,000	6.300%, 02/15/2030 (c)	115,832

		365,993

	Electronic Equipment, Instruments & Components - 0.15%
	CDW LLC / CDW Finance Corp.
60,000	2.670%, 12/01/2026	54,001
55,000	3.569%, 12/01/2031	47,357
150,000	Microchip Technology, Inc. 2.670%, 09/01/2023	147,921

		249,279

	Energy Equipment & Services - 0.06%
99,000	Schlumberger Holdings Corp. 4.300%, 05/01/2029 (c)	96,846

	Equity Real Estate Investment Trusts (REITs) - 0.25%
150,000	American Tower Corp. 3.650%, 03/15/2027	142,154
	VICI Properties LP
125,000	4.950%, 02/15/2030	117,307
170,000	5.125%, 05/15/2032	160,317

		419,778

	Food Products - 0.30%
	Cargill, Inc.
165,000	2.125%, 11/10/2031 (c)	136,923
105,000	4.000%, 06/22/2032 (c)	100,190
230,000	Conagra Brands, Inc. 4.850%, 11/01/2028	228,925
45,000	General Mills, Inc. 4.950%, 03/29/2033	45,652

		511,690

Principal Amount		Value
	Health Care Equipment & Supplies - 0.11%
200,000	Alcon Finance Corp. 2.750%, 09/23/2026 (c)	$187,409

	Health Care Providers & Services - 0.73%
120,000	Cigna Group/The 5.400%, 03/15/2033	124,588
70,000	CommonSpirit Health 2.760%, 10/01/2024	67,845
	CVS Health Corp.
45,000	4.300%, 03/25/2028	44,161
125,000	5.125%, 02/21/2030	126,700
55,000	5.250%, 02/21/2033	55,997
100,000	4.125%, 04/01/2040	85,836
15,000	5.125%, 07/20/2045	14,220
	Elevance Health, Inc.
5,000	5.350%, 10/15/2025	5,049
155,000	2.875%, 09/15/2029	140,637
60,000	Humana, Inc. 5.875%, 03/01/2033	64,613
15,000	Sutter Health 3.361%, 08/15/2050	10,942
	UnitedHealth Group, Inc.
85,000	5.300%, 02/15/2030	89,577
100,000	4.200%, 05/15/2032	97,923
145,000	5.350%, 02/15/2033	154,003
10,000	3.500%, 08/15/2039	8,508
80,000	5.875%, 02/15/2053	89,929
30,000	4.950%, 05/15/2062	29,186
25,000	6.050%, 02/15/2063	28,396

		1,238,110

	Healthcare Providers & Services - 0.08%
	Kaiser Foundation Hospitals
70,000	2.810%, 06/01/2041	51,238
115,000	3.002%, 06/01/2051	80,743

		131,981

	Hotels, Restaurants & Leisure - 0.16%
105,000	GLP Capital LP / GLP Financing II, Inc. 5.300%, 01/15/2029	100,055
	McDonald’s Corp.
50,000	4.600%, 05/26/2045	46,440
15,000	4.875%, 12/09/2045	14,524
55,000	3.625%, 09/01/2049	43,878
75,000	4.200%, 04/01/2050	65,495

		270,392

	Industrial Conglomerates - 0.14%
	NXP BV / NXP Funding LLC / NXP USA, Inc.
147,000	4.875%, 03/01/2024	145,950
90,000	4.300%, 06/18/2029	86,398

		232,348

	Insurance - 0.51%
	Aon Corp / Aon Global Holdings PLC
45,000	5.350%, 02/28/2033	46,629
70,000	3.900%, 02/28/2052	56,405
190,000	Brighthouse Financial Global Funding 1.750%, 01/13/2025 (c)	177,751
90,000	Marsh & McLennan Cos, Inc. 4.750%, 03/15/2039	85,447

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Insurance (Continued)
70,000	Marsh & McLennan Cos., Inc. 4.050%, 10/15/2023	$69,816
360,000	Metropolitan Life Global Funding I 2.400%, 01/11/2032 (c)	301,384
130,000	Principal Financial Group, Inc. 5.375%, 03/15/2033	129,942

		867,374

	Internet & Direct Marketing Retail - 0.12%
	Amazon.com, Inc.
70,000	3.875%, 08/22/2037	65,167
150,000	4.100%, 04/13/2062	131,648

		196,815

	Machinery - 0.25%
490,000	Otis Worldwide Corp. 2.565%, 02/15/2030	429,707

	Media - 1.56%
	Charter Communications Operating LLC / Charter Communications Operating Capital
210,000	2.250%, 01/15/2029	175,068
29,000	3.500%, 03/01/2042	19,584
150,000	5.375%, 05/01/2047	123,580
55,000	5.750%, 04/01/2048	47,380
75,000	5.125%, 07/01/2049	59,255
160,000	4.800%, 03/01/2050	121,725
45,000	3.700%, 04/01/2051	28,747
170,000	3.900%, 06/01/2052	112,195
70,000	4.400%, 12/01/2061	47,734
	Comcast Corp.
35,000	3.200%, 07/15/2036	29,485
255,000	3.750%, 04/01/2040	219,298
75,000	2.937%, 11/01/2056	49,752
	Cox Communications, Inc.
101,000	3.150%, 08/15/2024 (c)	98,474
120,000	2.600%, 06/15/2031 (c)	99,137
	Discovery Communications LLC
18,000	4.125%, 05/15/2029	16,730
179,000	5.200%, 09/20/2047	148,014
103,000	5.300%, 05/15/2049	85,762
75,000	4.650%, 05/15/2050	57,274
	Paramount Global
45,000	4.200%, 06/01/2029	41,302
15,000	4.950%, 01/15/2031	13,827
255,000	4.200%, 05/19/2032 (e)	219,009
130,000	4.375%, 03/15/2043	92,353
40,000	5.850%, 09/01/2043	34,580
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	25,916
50,000	4.500%, 09/15/2042	38,330
	Warnermedia Holdings, Inc.
210,000	4.279%, 03/15/2032 (c)(e)	187,379
580,000	5.141%, 03/15/2052 (c)	470,555

		2,662,445

	Metals & Mining - 0.18%
205,000	Anglo American Capital PLC 3.875%, 03/16/2029 (c)	188,568

Principal Amount		Value
	Metals & Mining (Continued)
120,000	BHP Billiton Finance USA, Ltd. 4.900%, 02/28/2033	$122,422

		310,990

	Multi-Utilities - 0.68%
	Berkshire Hathaway Energy Co.
50,000	3.250%, 04/15/2028	47,450
65,000	6.125%, 04/01/2036	71,600
	Dominion Energy, Inc.
34,000	3.375%, 04/01/2030	30,804
361,000	5.375%, 11/15/2032	370,092
10,000	6.300%, 03/15/2033	10,913
	NiSource, Inc.
379,000	3.600%, 05/01/2030	349,806
45,000	1.700%, 02/15/2031	35,632
	Sempra Energy
150,000	3.400%, 02/01/2028	140,864
35,000	3.700%, 04/01/2029	32,485
75,000	4.000%, 02/01/2048	61,063

		1,150,709

	Oil, Gas & Consumable Fuels - 2.26%
80,000	Amerada Hess Corp. 7.875%, 10/01/2029	89,874
50,000	Boston Gas Co. 3.757%, 03/16/2032 (c)	45,072
80,000	ConocoPhillips Co. 3.800%, 03/15/2052	66,136
	Diamondback Energy, Inc.
160,000	6.250%, 03/15/2033	169,298
20,000	6.250%, 03/15/2053	20,685
270,000	Enbridge, Inc. 5.700%, 03/08/2033	280,729
	Energy Transfer LP
105,000	5.550%, 02/15/2028	106,366
115,000	6.250%, 04/15/2049	113,637
5,000	Energy Transfer Operating LP 6.125%, 12/15/2045	4,837
	Enterprise Products Operating LLC
50,000	2.800%, 01/31/2030	44,356
100,000	5.350%, 01/31/2033 (e)	103,618
30,000	4.800%, 02/01/2049	27,463
	Equinor ASA
95,000	3.625%, 04/06/2040	81,754
70,000	3.700%, 04/06/2050	58,813
145,000	Exxon Mobil Corp. 4.227%, 03/19/2040	135,811
189,970	Galaxy Pipeline Assets Bidco, Ltd. 2.940%, 09/30/2040 (c)	154,348
200,000	Greensaif Pipelines Bidco Sarl 6.129%, 02/23/2038 (c)(e)	206,136
70,000	Hess Corp. 7.300%, 08/15/2031	78,017
100,000	KeySpan Gas East Corp. 5.994%, 03/06/2033 (c)	103,305
	MPLX LP
35,000	4.250%, 12/01/2027	33,891
55,000	4.950%, 09/01/2032	53,797
90,000	5.200%, 03/01/2047	80,505
10,000	4.950%, 03/14/2052	8,681

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
	ONEOK, Inc.
55,000	4.550%, 07/15/2028	$53,125
135,000	3.100%, 03/15/2030	118,013
62,000	6.350%, 01/15/2031	64,774
30,000	6.100%, 11/15/2032	31,067
50,000	5.200%, 07/15/2048	43,165
45,000	Ovintiv, Inc. 7.375%, 11/01/2031	48,566
75,000	Phillips 66 4.950%, 12/01/2027	75,306
60,000	Pioneer Natural Resources Co. 5.100%, 03/29/2026	60,231
	Plains All American Pipeline LP / PAA Finance Corp.
45,000	3.550%, 12/15/2029	40,267
80,000	3.800%, 09/15/2030	71,325
35,000	Sabine Pass Liquefaction LLC 4.500%, 05/15/2030 (e)	33,758
10,000	Southern Co. Gas Capital Corp. 2.450%, 10/01/2023	9,841
5,000	Sunoco Logistics Partners Operations LP 5.300%, 04/01/2044	4,427
95,000	Targa Resources Corp. 6.125%, 03/15/2033	98,444
235,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.000%, 01/15/2032	205,074
245,000	The Brooklyn Union Gas Co. 4.866%, 08/05/2032 (c)	235,508
	The Williams Companies, Inc.
95,000	2.600%, 03/15/2031	79,729
155,000	4.650%, 08/15/2032	149,395
120,000	5.650%, 03/15/2033	123,913
125,000	TransCanada PipeLines, Ltd. 2.500%, 10/12/2031	102,187
70,000	TransCanada PipeLines, Ltd. 4.100%, 04/15/2030	65,676
70,000	Transcontinental Gas Pipe Line Co., LLC 3.250%, 05/15/2030	63,331

		3,844,251

	Personal Products - 0.22%
295,000	Haleon US Capital LLC 3.375%, 03/24/2029	271,747
105,000	Kenvue, Inc. 5.100%, 03/22/2043 (c)	108,240

		379,987

	Pharmaceuticals - 0.34%
	Royalty Pharma PLC
190,000	1.750%, 09/02/2027	164,644
260,000	2.200%, 09/02/2030	211,676
210,000	2.150%, 09/02/2031	166,014
60,000	3.350%, 09/02/2051	39,455

		581,789

	Semiconductors & Semiconductor Equipment - 0.67%
	Broadcom, Inc.
45,000	4.300%, 11/15/2032	41,354
45,000	3.419%, 04/15/2033 (c)	37,610

Principal Amount		Value
	Semiconductors & Semiconductor Equipment (Continued)
300,000	3.187%, 11/15/2036 (c)	$227,710
66,000	4.926%, 05/15/2037 (c)	60,025
	Intel Corp.
45,000	4.875%, 02/10/2028	45,705
50,000	5.125%, 02/10/2030	50,924
165,000	5.200%, 02/10/2033	167,903
80,000	3.050%, 08/12/2051	54,529
40,000	5.700%, 02/10/2053	40,732
160,000	5.050%, 08/05/2062	147,601
25,000	5.900%, 02/10/2063	25,667
	Marvell Technology, Inc.
30,000	2.450%, 04/15/2028	26,279
95,000	2.950%, 04/15/2031	79,348
150,000	NVIDIA Corp. 3.500%, 04/01/2040	128,724

		1,134,111

	Software - 0.51%
	Oracle Corp.
80,000	2.300%, 03/25/2028	71,489
160,000	6.150%, 11/09/2029	170,313
50,000	2.950%, 04/01/2030	44,130
185,000	4.300%, 07/08/2034	169,071
25,000	3.900%, 05/15/2035	21,842
50,000	3.800%, 11/15/2037	41,530
212,000	3.600%, 04/01/2040	164,402
187,000	3.600%, 04/01/2050	132,188
65,000	4.100%, 03/25/2061 (e)	47,617

		862,582

	Specialty Retail - 0.25%
	Lowe’s Cos, Inc.
30,000	3.750%, 04/01/2032	27,715
85,000	5.625%, 04/15/2053	85,113
175,000	O’Reilly Automotive, Inc. 4.700%, 06/15/2032 (e)	172,352
155,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 4.400%, 07/01/2027 (c)	148,749

		433,929

	Tobacco - 0.63%
	BAT Capital Corp.
135,000	2.259%, 03/25/2028	115,331
100,000	3.462%, 09/06/2029	88,389
75,000	BAT International Finance PLC 4.448%, 03/16/2028	71,293
	Philip Morris International, Inc.
180,000	5.125%, 11/17/2027	184,173
250,000	4.875%, 02/15/2028	252,264
80,000	5.625%, 11/17/2029 (e)	83,470
170,000	5.125%, 02/15/2030	171,845
15,000	5.375%, 02/15/2033	15,328
85,000	Reynolds American, Inc. 5.700%, 08/15/2035	80,400

		1,062,493

	Wireless Telecommunication Services - 0.23%
50,000	Rogers Communications, Inc. 4.550%, 03/15/2052 (c)	41,134
	T-Mobile USA, Inc.
65,000	2.050%, 02/15/2028	57,672

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Wireless Telecommunication Services (Continued)
180,000	3.875%, 04/15/2030	$168,940
110,000	5.050%, 07/15/2033	110,538

		378,284

	Total Corporate Obligations (Cost $44,251,545)	40,866,548

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.21%
	Bermuda Government International Bond
200,000	2.375%, 08/20/2030	171,520
200,000	5.000%, 07/15/2032 (c)	200,492
285,000	Finance Department Government of Sharjah 3.625%, 03/10/2033	231,943
210,000	Hungary Government International Bond 5.250%, 06/16/2029 (c)	204,950
	Mexico Government International Bond
200,000	4.280%, 08/14/2041	163,790
280,000	4.750%, 03/08/2044	238,343
210,000	Panama Government International Bond 4.500%, 04/16/2050	160,489
	Romanian Government International Bond
246,000	3.000%, 02/27/2027 (c)	224,349
338,000	3.000%, 02/14/2031	278,839
200,000	Saudi Government International Bond 5.000%, 01/18/2053 (c)	186,316

	Total Foreign Government Debt Obligations (Cost $2,427,749)	2,061,031

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 37.73%
	Federal Home Loan Mortgage Corp.
384	Pool #D9-6291 4.500%, 09/01/2023	381
1,466	Pool #G1-3624 5.000%, 08/01/2024	1,478
82,000	Series K-068, 3.244%, 08/25/2027	78,780
333,576	Series K-110, 1.697%, 04/25/2030 (b)(j)	30,333
1,320,351	Series K-111, 1.571%, 05/25/2030 (b)(j)	115,636
930,597	Series K-114, 1.116%, 06/25/2030 (b)(j)	59,748
298,651	Series K-122, 0.881%, 11/25/2030 (b)(j)	15,404
53,534	Series 2329, 6.500%, 06/15/2031	54,950
29,306	Series 2338, 6.500%, 07/15/2031	30,840
27,641	Pool #78-0447 3.296% (1 Year CMT Rate + 2.250% 2.250% Floor, 9.350% Cap), 04/01/2033 (a)	27,847
44	Pool #A4-3129 5.500%, 02/01/2036	45
31,407	Series 4216, 1.700%, 10/15/2039	30,399
29,360	Series 3883, 3.000%, 05/15/2041	27,730
110,299	Pool #U9-0688 4.000%, 05/01/2042	107,879
197,741	Pool #Q4-9389 3.500%, 07/01/2047	186,747
172,483	Pool #Q5-2093 3.500%, 11/01/2047	162,785
381,471	Series 5170, 2.000%, 07/25/2050	333,431
1,728,138	Pool #SD-8123 3.000%, 01/01/2051	1,557,777
1,930,078	Pool #QC-8858 2.500%, 10/01/2051	1,684,746
4,870,362	Pool #QD-4104 2.000%, 01/01/2052	4,033,973
147,041	Pool #QE-0827 2.000%, 04/01/2052	121,719
	Federal National Mortgage Association
108,136	Pool #AJ8325 3.000%, 12/01/2026	105,378
464	Pool #544859 3.964% (11th District Cost of Funds Index + 1.695%, 1.695% Floor, 13.695% Cap), 08/01/2029 (a)	457
713,030	Series K-104, 1.125%, 01/25/2030 (b)(j)	42,637

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
18,987	Pool #BC4938 2.500%, 04/01/2031	$17,909
40,633	Pool #786848 7.000%, 10/01/2031	41,812
1,325	Pool #727181 5.000%, 08/01/2033	1,354
670	Pool #730727 5.000%, 08/01/2033	684
208	Pool #741862 5.500%, 09/01/2033	214
273	Pool #766197 5.500%, 02/01/2034	280
58	Pool #776974 5.500%, 04/01/2034	60
30,417	Pool #888504 3.006% (1 Year CMT Rate + 2.006%, 2.006% Floor, 9.222% Cap), 04/01/2034 (a)	30,375
107,344	Pool #MA1870 4.500%, 04/01/2034	107,016
2,376	Pool #775776 5.500%, 05/01/2034	2,437
1,522,864	Series 2019-M21, 1.201%, 06/25/2034 (b)(j)	133,904
77,577	Pool #802783 3.862% (12 Month LIBOR USD + 1.612%, 1.612% Floor, 10.270% Cap), 10/01/2034 (a)	76,346
1,797	Pool #781629 5.500%, 12/01/2034	1,855
1,549	Pool #822815 5.500%, 04/01/2035	1,580
2,372	Pool #357850 5.500%, 07/01/2035	2,448
1,672	Pool #820242 5.000%, 07/01/2035	1,708
320	Pool #838452 5.500%, 09/01/2035	323
1,792	Pool #865854 6.000%, 03/01/2036	1,863
2,406	Pool #891474 6.000%, 04/01/2036	2,506
3,300,000	Pool #TBA 1.500%, 04/15/2036 (h)	2,898,534
1,333	Pool #906000 6.000%, 01/01/2037	1,389
24	Pool #928062 5.500%, 02/01/2037	25
26	Pool #899119 5.500%, 04/01/2037	26
146,615	Pool #AS9772 3.500%, 06/01/2037	141,231
62	Pool #970131 5.500%, 03/01/2038	63
40	Pool #985108 5.500%, 07/01/2038	41
46	Pool #964930 5.500%, 08/01/2038	46
23	Pool #987032 5.500%, 08/01/2038	24
21	Pool #968371 5.500%, 09/01/2038	21
15	Pool #993050 5.500%, 12/01/2038	15
6,660	Pool #993579 4.000%, 05/01/2039	6,516
1,170	Pool #AA5840 4.000%, 06/01/2039	1,144
26,500	Pool #AA8715 4.000%, 06/01/2039	25,927
70,369	Pool #AD0586 4.500%, 12/01/2039	70,763
157,019	Pool #AD4062 5.000%, 05/01/2040	160,415
131,826	Pool #AD6929 5.000%, 06/01/2040	134,683
3,340	Pool #AD9896 4.000%, 08/01/2040	3,267
4,111	Pool #AB1500 4.000%, 09/01/2040	4,022
4,378	Pool #AD9856 4.000%, 09/01/2040	4,283
1,901	Pool #AE2559 4.000%, 09/01/2040	1,860
683	Pool #AE2562 4.000%, 09/01/2040	669
478	Pool #AE2566 4.000%, 09/01/2040	468
7,471	Pool #AE4124 4.000%, 10/01/2040	7,310
4,403	Pool #AE4888 4.000%, 10/01/2040	4,307
5,434	Pool #AE3916 4.000%, 11/01/2040	5,316
832	Pool #AE5147 4.000%, 11/01/2040	814
9,446	Pool #AE8715 4.000%, 11/01/2040	9,242
1,399	Pool #AH0006 4.000%, 12/01/2040	1,369
4,541	Pool #AH0020 4.000%, 12/01/2040	4,442
5,916	Pool #AH0599 4.000%, 12/01/2040	5,788
1,513	Pool #AH0601 4.000%, 12/01/2040	1,480
4,479	Pool #AH1263 4.000%, 01/01/2041	4,383
21,535	Pool #AL5233 4.000%, 01/01/2041	21,070
1,265	Pool #AH4659 4.000%, 02/01/2041	1,237
22,246	Pool #AH5653 4.000%, 02/01/2041	21,765

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
32,532	Pool #AL0934 5.000%, 02/01/2041	$33,237
52,116	Pool #AD1889 4.500%, 03/01/2041	52,408
3,812	Pool #AH6150 4.000%, 03/01/2041	3,729
30,196	Pool #AL0215 4.500%, 04/01/2041	30,364
2,000,000	Pool #TBA 4.000%, 04/15/2041 (h)	1,910,469
11,118,000	Pool #TBA 4.500%, 04/15/2041 (h)	10,882,611
3,300,000	Pool #TBA 5.000%, 04/15/2041 (h)	3,289,430
4,405,000	Pool #TBA 5.500%, 04/15/2041 (h)	4,446,125
25,646	Pool #AL0187 5.000%, 05/01/2041	26,201
4,685	Pool #AL0456 5.000%, 06/01/2041	4,787
20,578	Pool #AI8842 4.500%, 08/01/2041	20,693
15,811	Pool #AL0815 4.000%, 09/01/2041	15,724
18,166	Series 2012-21, 2.000%, 09/25/2041	16,689
7,569	Pool #AJ1562 4.000%, 10/01/2041	7,528
3,518	Pool #AJ1972 4.000%, 10/01/2041	3,465
211,122	Pool #AJ2212 4.500%, 10/01/2041	212,303
8,377	Pool #AJ4756 4.000%, 10/01/2041	8,331
6,689	Pool #AJ3330 4.000%, 11/01/2041	6,659
6,066	Pool #AJ4549 4.000%, 11/01/2041	6,038
6,029	Pool #AJ4698 4.000%, 11/01/2041	6,002
11,372	Pool #AJ5424 4.000%, 11/01/2041	11,313
3,621	Pool #AJ7840 4.000%, 11/01/2041	3,609
7,026	Pool #AB3995 4.000%, 12/01/2041	6,992
6,653	Pool #AI0848 4.000%, 12/01/2041	6,623
5,377	Pool #AJ4187 4.000%, 12/01/2041	5,353
6,537	Pool #AJ5736 4.000%, 12/01/2041	6,501
3,552	Pool #AJ5968 4.000%, 12/01/2041	3,475
6,595	Pool #AJ6061 4.000%, 12/01/2041	6,565
6,419	Pool #AJ7868 4.000%, 12/01/2041	6,391
11,379	Pool #AJ8104 4.000%, 12/01/2041	11,302
8,963	Pool #AJ8109 4.000%, 12/01/2041	8,922
4,426	Pool #AJ8171 4.000%, 12/01/2041	4,389
9,879	Pool #AJ8341 4.000%, 12/01/2041	9,835
14,757	Pool #AJ8436 4.000%, 12/01/2041	14,681
5,407	Pool #AJ8912 4.000%, 12/01/2041	5,382
6,030	Pool #AJ9248 4.000%, 12/01/2041	6,003
30,642	Series 2012-18, 2.000%, 12/25/2041	27,948
515,000	Series 2022-90, 4.500%, 12/25/2041	520,035
4,008	Pool #AJ2446 4.000%, 01/01/2042	3,921
10,018	Pool #AJ7538 4.000%, 01/01/2042	9,973
2,693	Pool #AJ8001 4.000%, 01/01/2042	2,644
7,552	Pool #AJ8369 4.000%, 01/01/2042	7,518
8,357	Pool #AJ9162 4.000%, 01/01/2042	8,320
43,288	Pool #AJ9330 4.000%, 01/01/2042	43,094
2,734	Pool #AJ9779 4.000%, 01/01/2042	2,736
6,735	Pool #AK0170 4.000%, 01/01/2042	6,705
16,376	Pool #AK0543 4.000%, 01/01/2042	16,302
7,545	Pool #AK0563 4.000%, 01/01/2042	7,511
12,699	Pool #AK1827 4.000%, 01/01/2042	12,642
99,451	Pool #AL2752 5.000%, 03/01/2042	101,604
28,020	Series 2012-52, 3.500%, 05/25/2042	26,904
18,338	Pool #AB5529 4.000%, 07/01/2042	17,915
60,450	Pool #AB6228 3.500%, 09/01/2042	57,628
57,147	Series 415, 3.000%, 11/01/2042	53,568
359,788	Series 2012-120 ZB, 3.500%, 11/25/2042	338,817
107,859	Series 4961, 2.500%, 12/15/2042	98,718
163,835	Pool #AQ9316 2.500%, 01/01/2043	143,879
39,392	Series 2015-48, 3.000%, 02/25/2043	37,626
440,020	Pool #AT2720 3.000%, 05/01/2043	405,758

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
268,545	Pool #AT5900 3.000%, 06/01/2043	$247,634
32,829	Series 2013-77, 1.700%, 06/25/2043	31,413
165,535	Pool #AU1625 3.500%, 07/01/2043	157,547
30,312	Series 2017-26, 3.500%, 07/25/2044	29,570
190,571	Pool #AS5469 4.000%, 07/01/2045	185,742
263,336	Pool #AZ0832 4.000%, 07/01/2045	256,663
33,543	Pool #AS5597 3.500%, 08/01/2045	31,645
24,516	Series 2016-38, 3.000%, 01/25/2046	22,904
44,299	Series 2016-11, 2.500%, 03/25/2046	40,959
130,826	Pool #AS7170 3.500%, 05/01/2046	123,421
125,020	Pool #AS7242 3.500%, 05/01/2046	117,943
232,370	Pool #BC9468 3.000%, 06/01/2046	213,417
88,414	Pool #AS7492 4.000%, 07/01/2046	86,192
164,865	Pool #AS8947 3.500%, 03/01/2047	155,532
217,000	Series 2017-16, 3.000%, 03/25/2047	191,373
18,652	Series 2017-34, 3.000%, 05/25/2047	17,776
21,056	Pool #MA3038 4.500%, 06/01/2047	20,985
1,333,036	Pool #CA0858 3.500%, 12/01/2047	1,251,541
62,050	Series 2018-23, 3.500%, 04/25/2048	59,319
396,519	Pool #BN5279 4.000%, 02/01/2049	386,171
63,943	Series 2019-07, 3.500%, 03/25/2049	61,254
83,040	Series 2019-14, 3.500%, 04/25/2049	79,715
70,873	Series 2019-45, 3.000%, 08/25/2049	65,318
1,413,000	Pool #TBA 2.500%, 09/25/2049 (h)	1,217,912
1,150,000	Pool #TBA 2.000%, 09/25/2050 (h)	949,807
2,077,843	Pool #MA4307 3.000%, 04/01/2051	1,871,143
1,929,399	Pool #FM7678 2.500%, 06/01/2051	1,675,275
361,676	Pool #BT7155 2.000%, 08/01/2051	299,794
1,944,079	Pool #FS1108 2.500%, 09/01/2051	1,685,522
1,957,332	Pool #FM9491 2.500%, 11/01/2051	1,690,567
430,716	Pool #FS1069 2.000%, 12/01/2051	356,869
787,326	Pool #BV1380 2.000%, 01/01/2052	652,004
246,022	Pool #BT2317 2.000%, 03/01/2052	203,582
877,701	Pool #BV2993 2.000%, 04/01/2052	726,834
145,176	Pool #FS1598 2.000%, 04/01/2052	120,150
2,370,286	Pool #MA4577 2.000%, 04/01/2052	1,961,401
176,823	Pool #BV9804 2.000%, 05/01/2052	146,391
35,590	Series 2017-35, 3.500%, 04/25/2053	34,764
37,414	Series 2017-84, 3.500%, 04/25/2053	36,390
34,313	Series 2017-49, 4.000%, 07/25/2053	33,877
46,793	Series 2018-70, 3.500%, 10/25/2056	45,342
75,386	Series 2019-12, 3.500%, 11/25/2057	72,212
198,758	Series 2020-1, 3.500%, 08/25/2058	190,742
	Government National Mortgage Association
5,572	Pool #TBA 5.000%, 04/15/2033 (h)	5,680
10,925	Pool #TBA 5.000%, 02/15/2039 (h)	11,232
282,132	Pool #TBA 5.000%, 10/15/2039 (h)	290,872
21,466	Series 2015-56, 1.500%, 04/16/2040	21,043
106,843	Pool #TBA 3.500%, 09/15/2041 (h)	103,766
33,815	Series 2013-37, 2.000%, 01/20/2042	31,971
2,250,000	Pool #TBA 4.000%, 04/15/2042 (h)	2,163,516
2,500,000	Pool #TBA 3.000%, 04/15/2045 (h)	2,274,389
1,250,000	Pool #TBA 3.500%, 04/15/2045 (h)	1,169,824
7,278	Series 2015-151, 1.700%, 10/20/2045	7,200
22,966	Pool #TBA 4.000%, 07/20/2047 (h)	22,414
65,208	Pool #TBA 4.000%, 08/20/2047 (h)	61,933
121,732	Pool #TBA 3.500%, 10/20/2047 (h)	115,593
85,618	Pool #TBA 4.000%, 10/20/2047 (h)	83,559
98,903	Pool #TBA 4.500%, 10/20/2047 (h)	98,884

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
2,100,000	Pool #TBA 2.500%, 04/15/2050 (h)	$1,848,123
2,700,000	Pool #TBA 2.000%, 04/15/2051 (h)	2,289,887

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $65,491,303)	64,236,122

	MUNICIPAL DEBT OBLIGATIONS - 1.87%
	California, GO,
30,000	7.550%, 04/01/2039	38,917
60,000	7.300%, 10/01/2039	74,588
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond, Series B, 6.899%, 12/01/2040	121,453
20,000	Chicago Transit Authority Sales Tax Receipts Fund 3.912%, 12/01/2040	17,535
270,000	Commonwealth of Massachusetts 4.110%, 07/15/2031	267,359
	County of Riverside CA
345,000	2.963%, 02/15/2027	324,042
345,000	3.070%, 02/15/2028	320,632
155,000	Dallas Fort Worth International Airport Series A, 4.507%, 11/01/2051	143,655
125,000	District of Columbia 3.432%, 04/01/2042	102,416
	Metropolitan Transportation Authority
255,000	5.175%, 11/15/2049	232,624
100,000	5.000%, 11/15/2050	103,133
60,000	New York State Thruway Authority - Class M 2.900%, 01/01/2035	50,918
300,000	New York Transportation Development Corp. 4.248%, 09/01/2035	294,169
355,000	Philadelphia Authority for Industrial Development 6.550%, 10/15/2028	379,974
215,000	Port Authority of New York & New Jersey 1.086%, 07/01/2023	212,935
250,000	State Board of Administration Finance Corp. 1.258%, 07/01/2025	232,554
225,000	Texas Natural Gas Securitization Finance Corp. 5.102%, 04/01/2035	231,367
35,000	University of California Medical Center, Series H Revenue Bond, 6.548%, 05/15/2048	41,150

	Total Municipal Debt Obligations (Cost $3,393,393)	3,189,421

	U.S. TREASURY OBLIGATIONS - 24.06%
	U.S. Treasury Bonds - 14.42%
1,651,876	0.750%, 07/15/2028 (f)	1,620,078
1,555,541	0.250%, 07/15/2029 (f)	1,474,289
105,017	0.125%, 07/15/2030 (f)	97,749
2,234,657	1.125%, 01/15/2033 (f)	2,229,646
2,190,000	3.375%, 08/15/2042	2,054,323
2,820,000	3.125%, 02/15/2043	2,533,043
1,225,000	3.875%, 02/15/2043	1,234,092
795,000	3.750%, 11/15/2043	784,255
2,220,000	3.125%, 08/15/2044	1,977,968
240,000	3.000%, 11/15/2045	208,444
950,000	2.500%, 02/15/2046	753,135
2,510,000	3.000%, 02/15/2047	2,179,190
1,050,000	2.750%, 11/15/2047	871,213

Principal Amount		Value
	U.S. Treasury Bonds (Continued)
500,000	3.000%, 02/15/2048	$434,941
940,000	3.125%, 05/15/2048	836,710
320,007	0.250%, 02/15/2050 (f)	232,488
2,996,000	1.250%, 05/15/2050	1,734,988
390,000	1.375%, 08/15/2050	233,375
1,020,000	1.625%, 11/15/2050	651,684
300,916	0.125%, 02/15/2052 (f)	209,288
1,660,000	3.000%, 08/15/2052	1,452,241
710,000	4.000%, 11/15/2052	750,603

		24,553,743

	U.S. Treasury Notes - 9.64%
4,340,000	2.000%, 11/15/2026 (i)	4,079,854
1,605,000	1.500%, 11/30/2028	1,430,864
5,260,000	1.875%, 02/28/2029	4,775,608
1,445,000	3.250%, 06/30/2029	1,415,761
708,000	1.625%, 08/15/2029	631,088
1,030,000	1.375%, 11/15/2031	868,821
1,075,000	2.875%, 05/15/2032	1,022,300
2,320,000	2.750%, 08/15/2032	2,181,706

		16,406,002

	Total U.S. Treasury Obligations (Cost $46,350,405)	40,959,745

Number of Shares
	SHORT TERM INVESTMENTS - 6.28%
	Money Market Funds - 6.28%
10,700,062	JPMorgan US Government Money Market Fund Effective Yield, 4.73% (d)	10,700,062

	Total Short Term Investments (Cost $10,700,062)	10,700,062

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 0.99%
1,689,338	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 4.93% (d)	1,689,338

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $1,689,338)	1,689,338

	Total Investments (Cost $219,241,024) - 120.54%	205,213,341
	Liabilities in Excess of Other Assets - (20.54)%	(34,965,713)

	TOTAL NET ASSETS - 100.00%	$170,247,628

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. The rate reported is the rate in effect as of March 31, 2023.
(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2023.
(c)	Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

exemption from registration. The value of these securities total $44,348,180, which represents 26.05% of total net assets.
(d)	Seven-Day yield as of March 31, 2023.
(e)	All or portion of this security is on loan.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	These securities have been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $1,039,759, which represents 0.61% of total net assets.
(h)	Security purchased on a when-issued basis. On March 31, 2023, the total value of investments purchased on a when-issued basis was $36,134,560 or 21.22% of total net assets.
(i)	All or a portion of this security is held as collateral for certain swap, options written and futures contracts. The approximate value of the portion of this security held as collateral is $1,205,483.
(j)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at March 31, 2023. These securities are considered liquid pursuant to the Fund’s liquidity guidelines and the value of these securities total $1,292,058, which represents 0.76% of total net assets.
(k)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2023.

Glossary of Terms

LIBOR	-	London Interbank Offered Rate
CMT	-	Constant Maturing Treasury Rate
SOFR	-	Secured Overnight Financing Rate
TSFR	-	Term Secured Overnight Financing Rate

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS

March 31, 2023

Description	Number of Contracts Purchased/(Sold)	Long/Short	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Bond Future	129	Long	$26,632,453	Jun-23	$196,794
U.S. Treasury 5 Year Bond Future	41	Long	4,489,820	Jun-23	3,791
U.S. Treasury 10 Year Note Future	(43)	Short	(4,941,641)	Jun-23	(86,403)
U.S. Treasury Long Bond Future	(33)	Short	(4,328,156)	Jun-23	(181,204)
U.S. Treasury Ultra Long Bond Future	(5)	Short	(705,625)	Jun-23	(4,291)
U.S. Treasury Ultra 10 Year Note Future	(20)	Short	(2,422,813)	Jun-23	(77,735)

					$(149,048)

GuideMark Core Fixed Income Fund

SCHEDULE OF OPTIONS WRITTEN

March 31, 2023

Notional Amount		Value
	Credit Default Swaptions
	Call Options
$8,465,000	U.S. Dollar - Euro Buy Protection CDX.NA.IG.40 Reference Rate: 1.000% Frequency: Quarterly Counterparty: Goldman Sachs Expiration: April 2023 Exercise Price: $85.00	$(5,389)

	Put Options
8,465,000	U.S. Dollar - Euro Buy Protection CDX.NA.IG.40 Reference Rate: 1.000% Frequency: Quarterly Counterparty: Goldman Sachs Expiration: April 2023 Exercise Price: $85.00	(38,844)

	Total Options Written (Premiums Received $50,197)	$(44,233)

GuideMark Core Fixed Income Fund

SCHEDULE OF OPEN SWAP CONTRACTS

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION(1)

March 31, 2023

Reference Obligation	Implied Credit Spread at 3/31/2023(2)	Fixed Pay Rate	Maturity Date	Counterparty	Payment Frequency	Notional Amount(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-NAIGS39V1-5Y*	72.76%	1.000%	12/20/2027	Morgan Stanley	Quarterly	$3,735,000	$43,248	$44,722	$(1,474)

							$43,248	$44,722	$(1,474)

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF OPEN SWAP CONTRACTS (Continued)

INTEREST RATE SWAPS

March 31, 2023

Pay/Receive Floating Rate	Floating Rate Index and Rate at 03/31/2023	Floating Payment Frequency	Fixed Pay Rate	Fixed Payment Frequency	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	USD-SOFR-COMPOUND** 4.87%	Annually	1.5600%	Annually	12/15/2051	Morgan Stanley	$565,000	$152,750	$(3,366)	$156,117
Receive	USD-SOFR-COMPOUND** 4.87%	Annually	2.9700%	Annually	3/15/2053	Morgan Stanley	1,395,000	(1,778)	4,501	(6,279)
Receive	USD-SOFR-COMPOUND** 4.87%	Annually	2.8800%	Annually	3/15/2053	Morgan Stanley	310,000	5,034	3,623	1,410

								$156,006	$4,758	$151,248

1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
*	Centrally cleared swap, clearing agent: ICE
**	Centrally cleared swap, clearing agent: LCH Group

See notes to financial statements.

GuidePath Growth Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 98.97%
	Domestic Equity Funds - 72.68%
1,410,197	AMCAP Fund - Class F3	$47,171,106
737,949	American Funds - Fundamental Investors - Class F3	46,933,562
488,019	American Funds - New Economy Fund - Class F3	23,478,591
450,338	American Funds - New Perspective Fund - Class F3	23,498,650
577,843	American Funds - SMALLCAP World Fund, Inc. - Class F3	35,271,550
1,071,660	American Funds - The Growth Fund of America - Class F3	58,984,146
22,197	Invesco QQQ Trust Series 1 (a)	7,123,683
437,611	iShares Core S&P Small-Cap ETF	42,316,984
965,768	Schwab U.S. Large-Cap ETF (a)	46,714,198
906,958	Schwab U.S. Large-Cap Growth ETF (a)	59,106,453
436,191	SPDR S&P 600 Small Cap Growth ETF	32,169,086
751,036	Vanguard Russell 1000 Growth ETF (a)	47,232,654
106,875	Vanguard Russell 2000 Growth ETF	17,639,719
451,477	Vanguard S&P 500 ETF (a)	169,786,955
240,601	Vanguard Value ETF	33,229,404

		690,656,741

	International Equity Funds - 23.81%
1,133,120	iShares Core MSCI Emerging Markets ETF	55,284,925
36,247	iShares Core MSCI Europe ETF	1,898,618
322,097	iShares MSCI ACWI ETF (a)	29,362,363
168,438	iShares MSCI Switzerland ETF	7,633,610
276,196	JPMorgan Beta Builders Canada ETF (a)	16,441,948
161,244	Vanguard FTSE All World ex-US Small-Cap ETF (a)	17,614,294
2,169,374	Vanguard FTSE Developed Markets ETF (a)	97,990,624

		226,226,382

Number of Shares		Value
	Real Estate Funds - 2.48%
199,974	Vanguard Global ex-U.S. Real Estate ETF	$8,112,945
185,767	Vanguard Real Estate ETF (a)	15,426,092

		23,539,037

	Total Investment Companies (Cost $695,329,845)	940,422,160

	SHORT TERM INVESTMENTS - 1.47%
	Money Market Funds -1.47%
13,967,727	JPMorgan U.S. Government Money Market Fund Effective Yield, 4.73% (b)	13,967,727

	Total Short Term Investments (Cost $13,967,727)	13,967,727

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 15.83%
150,405,813	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 4.93% (b)	150,405,813

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $150,405,813)	150,405,813

	Total Investments (Cost $859,703,385) - 116.27%	1,104,795,700
	Liabilities in Excess of Other Assets - (16.27)%	(154,609,942)

	TOTAL NET ASSETS - 100.00%	$950,185,758

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of March 31, 2023.

See notes to financial statements.

GuidePath Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 98.90%
	Alternative Funds - 1.54%
168,741	SPDR Gold MiniShares Trust (a)(b)	$6,599,460

	Domestic Equity Funds - 23.21%
218,744	American Funds - Mutual Fund - Class F3	10,615,670
203,544	American Funds - Washington Mutual Investors Fund - Class F3	10,645,342
149,814	iShares Core S&P Small-Cap ETF	14,487,014
186,562	iShares Edge MSCI Min Vol USA ETF (a)	13,570,520
100,544	Vanguard High Dividend Yield ETF	10,607,392
58,137	Vanguard S&P 500 ETF (a)	21,863,582
127,496	Vanguard Value ETF (a)	17,608,472

		99,397,992

	Domestic Fixed Income Funds - 45.99%
1,152,397	American Funds - High-Income Trust - Class F3	10,579,006
1,867,519	American Funds - Multi-Sector Income Fund - Class F3	16,975,752
1,452,033	American Funds - The Bond Fund of America - Class F3	16,858,105
119,621	iShares 7-10 Year Treasury Bond ETF (a)	11,856,833
259,694	iShares Broad USD High Yield Corporate Bond ETF (a)	9,232,122
104,685	iShares Broad USD Investment Grade Corporate Bond ETF (a)	5,303,342
169,024	iShares Core U.S. Aggregate Bond ETF	16,841,551
26,744	iShares iBoxx High Yield Corporate Bond ETF (a)	2,020,509
50,789	iShares 10+ Year Investment Grade Corporate Bond ETF (a)	2,660,836
48,029	iShares TIPS Bond ETF (a)	5,295,197
39,844	SPDR Portfolio Short Term Treasury ETF	1,164,640
6,909,784	Vanguard High-Yield Corporate Fund - Admiral Shares	36,207,271
63,235	Vanguard Intermediate-Term Corporate Bond ETF (a)	5,072,712
191,066	Vanguard Long-Term Treasury ETF	12,516,734
125,365	Vanguard Mortgage-Backed Securities ETF	5,835,741
22,008	Vanguard Short-Term Corporate Bond ETF (a)	1,677,670
17,292	Vanguard Total Bond Market ETF	1,276,668
708,550	WisdomTree Floating Rate Treasury Fund	35,618,808

		196,993,497

	Hybrid Funds - 18.12%
315,136	American Funds - Capital Income Builder - Class F3	20,102,530
889,756	American Funds - The Income Fund of America - Class F3	20,126,278
317,654	iShares Core Aggressive Allocation ETF	20,199,618
343,429	iShares Core Growth Allocation ETF	17,181,753

		77,610,179

Number of Shares		Value
	International Equity Funds - 7.80%
121,542	iShares Core MSCI Emerging Markets ETF (a)	$5,930,034
57,976	iShares Core MSCI Europe ETF (a)	3,036,783
50,113	iShares MSCI EAFE Min Vol Factor ETF	3,390,144
92,093	iShares MSCI Switzerland ETF	4,173,655
50,924	JPMorgan Beta Builders Canada ETF (a)	3,031,506
307,013	Vanguard FTSE Developed Markets ETF (a)	13,867,777

		33,429,899

	International Fixed Income Funds - 1.18%
26,566	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,292,114
47,730	SPDR Bloomberg International Treasury Bond ETF	1,103,518
34,193	Vanguard Total International Bond ETF (a)	1,672,722

		5,068,354

	Real Estate Funds - 1.06%
26,905	Vanguard Global ex-U.S. Real Estate ETF	1,091,536
41,356	Vanguard Real Estate ETF (a)	3,434,202

		4,525,738

	Total Investment Companies (Cost $396,956,094)	423,625,119

	SHORT TERM INVESTMENTS - 0.00% (d)
	Money Market Funds - 0.00%
718	JPMorgan U.S. Government Money Market Fund Effective Yield, 4.73%, (c)	718

	Total Short Term Investments (Cost $718)	718

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 14.57%
62,421,423	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 4.93% (c)	62,421,423

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $62,421,423)	62,421,423

	Total Investments (Cost $459,378,235) - 113.47%	486,047,260
	Liabilities in Excess of Other Assets - (13.47)%	(57,708,814)

	TOTAL NET ASSETS - 100.00%	$428,338,446

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of March 31, 2023.
(d)	Less than 0.01%.

See notes to financial statements.

GuidePath Tactical Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2023

Number of Shares		Value
	COMMON STOCKS - 70.21%
	Air Freight & Logistics - 2.91%
132,381	Expeditors International of Washington, Inc. (a)	$14,577,796

	Biotechnology - 7.21%
15,327	Regeneron Pharmaceuticals, Inc. (b)	12,593,736
49,164	United Therapeutics Corp. (b)	11,010,769
39,754	Vertex Pharmaceuticals, Inc. (b)	12,525,293

		36,129,798

	Building Products - 3.19%
180,401	Builders FirstSource, Inc. (b)	16,016,001

	Chemicals - 1.69%
153,054	Olin Corp.	8,494,497

	Electric Utilities - 4.65%
409,160	NRG Energy, Inc. (a)	14,030,097
247,043	OGE Energy Corp. (a)	9,303,639

		23,333,736

	Food Products - 2.58%
162,683	Archer-Daniels-Midland Co. (a)	12,959,328

	Health Care Equipment & Supplies - 2.43%
48,381	Danaher Corp. (a)	12,193,947

	Health Care Providers & Services - 4.26%
109,741	CVS Health Corp.	8,154,854
57,544	Laboratory Corp of America Holdings	13,201,744

		21,356,598

	Household Products - 3.22%
108,634	Procter & Gamble Co.	16,152,789

	Insurance - 8.00%
219,423	Aflac, Inc.	14,157,172
221,946	Hartford Financial Services Group, Inc.	15,467,416
265,155	Unum Group	10,489,532

		40,114,120

	Interactive Media & Services - 0.97%
46,948	Alphabet, Inc. - Class A (b)	4,869,916

	Machinery - 2.43%
49,279	Snap-on, Inc. (a)	12,166,492

	Media - 2.88%
53,229	Nexstar Media Group, Inc. (a)	9,190,519
310,568	TEGNA, Inc.	5,251,705

		14,442,224

	Metals & Mining - 2.48%
109,803	Steel Dynamics, Inc. (a)	12,414,327

	Multi-Utilities - 1.79%
93,797	Consolidated Edison, Inc. (a)	8,973,559

	Oil, Gas & Consumable Fuels - 2.15%
50,508	Devon Energy Corp. (a)	2,556,210
190,094	PBF Energy, Inc.	8,242,476

		10,798,686

Number of Shares		Value
	Pharmaceuticals - 2.65%
325,955	Pfizer, Inc.	$13,298,964

	Professional Services - 2.02%
125,954	Robert Half International, Inc. (a)	10,148,114

	Road & Rail - 2.90%
256,607	Knight-Swift Transportation Holdings, Inc. - Class A (a)	14,518,824

	Semiconductors & Semiconductor Equipment - 2.59%
157,919	ON Semiconductor Corp. (a)(b)	12,999,892

	Software - 3.56%
61,939	Microsoft Corp.	17,857,014

	Technology Hardware, Storage & Peripherals - 3.65%
110,855	Apple, Inc.	18,279,990

	Total Common Stocks (Cost $319,864,953)	352,096,612

	SHORT TERM INVESTMENTS - 29.31%
	Money Market Funds - 29.31%
147,014,890	JPMorgan U.S. Government Money Market Fund Effective Yield, 4.73%, (c)(d)	147,014,890

	Total Short Term Investments (Cost $147,014,890)	147,014,890

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 20.84%
104,514,306	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 4.93% (c)	104,514,306

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $104,514,306)	104,514,306

	Total Investments (Cost $571,394,149) - 120.36%	603,625,808
	Liabilities in Excess of Other Assets - (20.36)%	(102,111,211)

	TOTAL NET ASSETS - 100.00%	$501,514,597

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of March 31, 2023.
(d)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

See notes to financial statements.

GuidePath Absolute Return Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 99.01%
	Alternative Funds - 4.96%
2,646	Invesco DB Agriculture Fund	$54,058
2,611	Invesco DB Energy Fund (a)	53,641
466	Invesco DB Precious Metals Fund	23,784
153,084	ProShares Investment Grade-Interest Rate Hedged ETF	10,996,024

		11,127,507

	Domestic Equity Funds - 0.27%
1,593	Vanguard S&P 500 ETF	599,079

	Domestic Fixed Income Funds - 83.10%
1,805,813	BlackRock Low Duration Bond Portfolio - Institutional Shares	16,162,029
498,943	DoubleLine Core Fixed Income Fund - Institutional Shares	4,695,056
851,019	DoubleLine Flexible Income Fund - Institutional Shares	7,165,576
1,697,300	DoubleLine Low Duration Bond Fund - Institutional Shares	16,056,458
477,317	DoubleLine Shiller Enhanced CAPE - Institutional Shares	6,042,838
2,572,622	DoubleLine Total Return Bond Fund - Institutional Shares	23,076,420
115,421	iShares 7-10 Year Treasury Bond ETF (a)	11,440,530
45,719	Schwab Short-Term U.S. Treasury ETF (a)	2,230,630
2,376	SPDR Bloomberg 1-3 Month T-Bill ETF	218,164
1,190,902	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	11,039,661
5,400,521	Vanguard High-Yield Corporate Fund - Admiral Shares	28,298,731
155,701	Vanguard Intermediate-Term Corporate Bond ETF (a)	12,490,334
53,226	Vanguard Long-Term Treasury ETF (a)	3,486,835
614,966	Vanguard Mortgage-Backed Securities ETF (a)	28,626,667
109,629	Vanguard Short-Term Corporate Bond ETF (a)	8,357,019
94,438	Vanguard Total Bond Market ETF	6,972,358

		186,359,306

Number of Shares		Value
	International Equity Funds - 0.14%
1,820	iShares Core MSCI Emerging Markets ETF (a)	$88,798
5,139	Vanguard FTSE Developed Markets ETF (a)	232,128

		320,926

	International Fixed Income Funds - 7.33%
263,754	Vanguard Emerging Markets Government Bond ETF	16,434,512

	Opportunistic Fixed Income Funds - 3.21%
777,369	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	7,190,660

	Total Investment Companies (Cost $222,140,685)	222,031,990

	SHORT TERM INVESTMENTS - 0.96%
	Money Market Funds - 0.96%
2,162,658	JPMorgan U.S. Government Money Market Fund Effective Yield, 4.73%, (b)	2,162,658

	Total Short Term Investments (Cost $2,162,658)	2,162,658

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 11.20%
25,105,887	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 4.93% (b)	25,105,887

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $25,105,887)	25,105,887

	Total Investments (Cost $249,409,230) - 111.17%	249,300,535
	Liabilities in Excess of Other Assets - (11.17)%	(25,047,024)

	TOTAL NET ASSETS - 100.00%	$224,253,511

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of March 31, 2023.

See notes to financial statements.

GuidePath Multi-Asset Income Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 98.95%
	Domestic Equity Funds - 32.77%
32,041	BlackRock High Equity Income Fund - Institutional Shares	$868,626
229,443	Global X US Preferred ETF (a)	4,556,738
33,704	iShares Select Dividend ETF (a)	3,949,435
67,282	Schwab US Dividend Equity ETF	4,922,350
88,474	SPDR Portfolio S&P 500 High Dividend ETF (a)	3,362,012
46,938	Vanguard High Dividend Yield ETF (a)	4,951,958
1,436	Vanguard S&P 500 ETF	540,037
65,325	WisdomTree U.S. SmallCap Dividend Fund (a)	1,865,682
66,337	WisdomTree US LargeCap Dividend Fund	4,103,607

		29,120,445

	Domestic Fixed Income Funds - 39.03%
112,764	iShares 0-5 Year High Yield Corporate Bond ETF	4,700,003
12,391	iShares 7-10 Year Treasury Bond ETF (a)	1,228,196
47,946	iShares Broad USD Investment Grade Corporate Bond ETF (a)	2,428,944
40,067	iShares Convertible Bond ETF	2,909,666
8,810	iShares iBoxx $Investment Grade Corporate Bond ETF (a)	965,664
12,056	Schwab U.S. TIPS ETF	646,322
14,244	SPDR Portfolio Aggregate Bond ETF (a)	367,353
51,140	SPDR Portfolio Long Term Corporate Bond ETF	1,207,927
35,116	SPDR Portfolio Short Term Treasury ETF	1,026,441
254,161	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	2,356,077
1,914,317	Vanguard High-Yield Corporate Fund - Admiral Shares	10,031,022
8,862	Vanguard Intermediate-Term Treasury ETF (a)	531,366
34,234	Vanguard Long-Term Treasury ETF (a)	2,242,669
12,961	Vanguard Mortgage-Backed Securities ETF	603,335
68,528	WisdomTree Floating Rate Treasury Fund (a)	3,444,903

		34,689,888

	International Equity Funds - 16.50%
218,789	iShares Emerging Markets Dividend ETF	5,369,082
14,757	iShares International Dividend Growth ETF (a)	894,569
151,656	iShares International Select Dividend ETF (a)	4,169,023
29,511	SPDR S&P Global Dividend ETF	1,740,098
72,684	SPDR S&P International Dividend ETF	2,491,608

		14,664,380

Number of Shares		Value
	International Fixed Income Funds - 1.96%
27,893	Vanguard Emerging Markets Government Bond ETF	$1,738,013

	Multi-Asset Funds - 5.13%
213,892	Loomis Sayles Global Allocation Fund - Class Y	4,562,319

	Opportunistic Fixed Income Funds - 0.66%
63,716	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	589,374

	Real Estate Funds - 2.90%
31,039	Vanguard Real Estate ETF (a)	2,577,479

	Total Investment Companies (Cost $81,096,214)	87,941,898

	SHORT TERM INVESTMENTS - 1.04%
	Money Market Funds - 1.04%
922,727	JPMorgan U.S. Government Money Market Fund Effective Yield 4.73%, (b)	922,727

	Total Money Market Funds (Cost $922,727)	922,727

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 21.25%
18,881,022	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 4.93%, (b)	18,881,022

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $18,881,022)	18,881,022

	Total Investments (Cost $100,899,963) - 121.24%	107,745,647
	Liabilities in Excess of Other Assets - (21.24)%	(18,873,418)

	TOTAL NET ASSETS - 100.00%	$88,872,229

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of March 31, 2022.

See notes to financial statements.

GuidePath Flexible Income Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 98.13%
	Alternative Funds - 3.28%
370,869	WisdomTree Bloomberg U.S. Dollar Bullish Fund	$9,668,555

	Domestic Equity Funds - 3.41%
143,016	iShares U.S. Home Construction ETF (a)	10,052,595

	Domestic Fixed Income Funds - 83.20%
234,565	iShares 7-10 Year Treasury Bond ETF	23,250,083
89,612	iShares Agency Bond ETF (a)	9,698,707
137,110	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	15,028,627
460,084	Schwab Intermediate-Term U.S. Treasury ETF	23,202,036
801,324	SPDR Portfolio Intermediate Term Treasury ETF	23,190,316
377,514	SPDR Portfolio Aggregate Bond ETF (a)	9,736,086
299,932	SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	9,744,791
1,466,296	SPDR Portfolio Short Term Treasury ETF	42,859,832
121,728	Vanguard Intermediate-Term Corporate Bond ETF (a)	9,765,020
280,524	Vanguard Intermediate-Term Treasury ETF (a)	16,820,219
726,068	Vanguard Long-Term Treasury ETF (a)	47,564,715
84,444	Vanguard Short-Term Treasury ETF	4,943,352
132,028	Vanguard Total Bond Market ETF	9,747,627

		245,551,411

	Emerging Markets Fixed Income Funds - 4.85%
229,535	Vanguard Emerging Markets Government Bond ETF	14,302,326

	International Developed Equity Funds - 3.39%
114,135	iShares MSCI Kokusai ETF (a)(b)	10,010,370

	Total Investment Companies (Cost $287,159,665)	289,585,257

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.95%
	Money Market Funds - 1.95%
5,769,035	JPMorgan U.S. Government Money Market Fund Effective Yield, 4.73% (c)	$5,769,035

	Total Short Term Investments (Cost $5,769,035)	5,769,035

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 19.89%
58,689,441	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 4.93% (c)	58,689,441

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $58,689,441)	58,689,441

	Total Investments (Cost $351,618,141) - 119.97%	354,043,733
	Liabilities in Excess of Other Assets - (19.97)%	(58,928,441)

	TOTAL NET ASSETS - 100.00%	$295,115,292

Percentages	are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to Note 8 for further disclosures related to this affiliated security.
(c)	Seven-day yield as of March 31, 2023.

See notes to financial statements.

GuidePath Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2023

Principal Amount		Value
	SHORT TERM INVESTMENTS - 97.42%
	Certificate of Deposits - 52.86%
	Bank of America NA
$8,000,000	5.050%, 04/12/2023	$8,000,000
10,000,000	5.200%, 10/10/2023	9,985,608
	Bank of Montreal
7,000,000	3.600%, 06/23/2023	6,975,079
5,000,000	5.000%, 10/06/2023	4,988,839
	Bank of Nova Scotia
4,000,000	4.990% (SOFR + 0.680%), 08/16/2023 (a)	4,005,727
10,000,000	5.010% (SOFR + 0.700%), 08/17/2023 (a)	10,015,106
5,000,000	4.730% (SOFR + 0.420%), 01/26/2024 (a)	4,995,604
	CIBC
6,000,000	3.590%, 06/26/2023	5,977,153
5,000,000	5.200%, 09/21/2023	4,994,718
5,000,000	5.600%, 03/06/2024	5,006,389
	Commonwealth Bank of Australia
14,000,000	4.910% (SOFR + 0.360%), 04/20/2023 (a)	14,000,033
6,500,000	4.490% (SOFR + 0.690%), 06/05/2023 (a)	6,506,329
	Cooperatieve Centrale Raiffe
10,000,000	5.020% (SOFR + 0.710%), 11/24/2023 (a)	10,015,089
10,500,000	5.300%, 12/14/2023	10,497,672
15,000,000	DNB Bank ASA 4.750%, 04/05/2023	15,000,000
	Mitsubishi Trust & Banking Corp.
10,000,000	4.520%, 04/21/2023	10,000,054
7,000,000	4.520%, 04/21/2023	7,000,038
3,000,000	5.280%, 05/17/2023	3,000,037
	Mizuho Bank, Ltd.
10,000,000	5.000%, 04/28/2023	10,000,000
10,000,000	5.350%, 02/07/2024	9,994,390
	Nordea Bank
10,000,000	3.790% (SOFR + 0.770%), 10/23/2023 (a)	10,018,347
5,000,000	4.820% (SOFR + 0.270%), 02/16/2024 (a)	4,986,862
	Royal Bank of Canada
7,000,000	3.890%, 05/08/2023	7,000,000
3,000,000	3.000%, 06/05/2023	2,987,655
10,000,000	Skandinaviska Enskilda Bank 4.820%, 05/24/2023	10,000,000
10,000,000	Sumitomo Mitsui Banking Corp. 5.090%, 08/23/2023	9,994,497
15,000,000	Sumitomo Mitsui Trust Bank, Ltd. 4.870%, 05/17/2023	15,000,189
	Svenska Handelsbanken - A Shares
2,000,000	3.460%, 06/13/2023	1,993,256
8,000,000	5.100% (SOFR + 0.790%), 10/25/2023 (a)	8,013,781
	Toronto Dominion Bank
3,000,000	4.020%, 08/22/2023	2,984,033
15,000,000	5.320%, 09/27/2023	14,992,749
	Westpac Banking Corp.
10,000,000	4.600%, 04/11/2023	10,000,000
5,000,000	4.780% (SOFR + 0.230%), 02/22/2024 (a)	4,988,487

		263,917,721

Number of Shares		Value
	Money Market Funds - 3.92%
19,553,395	JPMorgan US Government Money Market Fund Effective Yield, 4.73% (b)(c)	$19,553,395

Principal Amount
	U.S. Treasury Bills - 40.64%
$14,000,000	4.331%, 04/04/2023 (c)(d)	13,995,077
27,000,000	4.596%, 04/06/2023 (d)(e)	26,981,879
18,000,000	4.626%, 04/17/2023 (d)	17,963,680
10,000,000	4.156%, 04/18/2023 (d)	9,980,757
13,000,000	4.743%, 04/25/2023 (d)	12,959,852
3,000,000	4.656%, 04/27/2023 (d)	2,990,163
30,000,000	4.694%, 05/02/2023 (d)	29,881,425
22,000,000	4.722%, 05/11/2023 (c)(d)(e)	21,887,460
10,000,000	4.447%, 05/16/2023 (d)	9,945,688
5,000,000	4.756%, 06/06/2023 (d)	4,959,698
28,000,000	5.005%, 06/08/2023 (d)(e)	27,766,227
12,000,000	4.669%, 06/22/2023 (d)	11,877,084
12,000,000	4.801%, 09/21/2023 (d)	11,733,240

		202,922,230

	Total Short Term Investments (Cost $486,451,185)	486,393,346

	Total Investments (Cost $486,451,185) - 171.33%	486,393,346
	Liabilities in Excess of Other Assets - 2.58%	12,877,141

	TOTAL NET ASSETS - 100.00%	$499,270,487

Percentages	are stated as a percent of net assets.
(a)	Variable rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. The rate reported is the rate in effect as of March 31, 2023.
(b)	Seven-day yield as of March 31, 2023.
(c)	All or a portion of this security is held by GuidePath Managed Futures Strategy Cayman Fund Ltd.
(d)	Zero coupon bond. The effective yield is listed.
(e)	All or a portion of this security is held as collateral for certain futures contracts. The approximate value of the portion of these securities held as collateral is $66,642,688.

See notes to financial statements.

GuidePath Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS

March 31, 2023

Description	Number of Contracts Purchased/(Sold)	Long/Short	Notional Value	Settlement Month	Value/Unrealized Appreciation (Depreciation)
90-Day Bank Bill Futures	398	Long	$263,721,310	Sep-23	$(74,484)
Australian 10-Year Treasury Bond Futures	501	Long	41,153,811	Jun-23	(125,605)
Australian 3-Year Treasury Bond Futures	1,370	Long	99,650,705	Jun-23	(211,768)
Brazilian Real Futures	144	Long	2,826,000	Apr-23	39,738
British Pound Futures	79	Long	6,100,281	Jun-23	(18,042)
CAC40 Index Futures	203	Long	16,146,126	Apr-23	596,724
Canadian 10-Year Bond Futures	137	Long	12,788,694	Jun-23	(93,608)
Cocoa Futures (a)	100	Long	2,894,000	Jul-23	23,223
Copper Futures (a)	37	Long	3,787,413	May-23	(11,017)
DAX® Index Futures	30	Long	12,848,939	Jun-23	467,094
ECX Emissions Futures (a)	33	Long	3,290,051	Dec-23	(205,002)
E-mini NASDAQ 100 Futures	62	Long	16,494,170	Jun-23	588,474
E-mini S&P 500 Futures	2	Long	413,775	Jun-23	4,386
Euro Fx Futures	152	Long	20,716,650	Jun-23	19,709
Euro Stoxx 50® Index Futures	497	Long	22,966,738	Jun-23	1,024,509
Euro Stoxx 600 Futures	185	Long	4,559,393	Jun-23	193,344
FTSE 100 Index Futures	125	Long	11,779,273	Jun-23	193,473
FTSE JSE Top 40 Futures	68	Long	2,720,535	Jun-23	42,598
FTSE MIB Index Futures	95	Long	13,731,563	Jun-23	413,904
FTSE Taiwan Index Futures	190	Long	10,548,800	Apr-23	39,228
Gold 100 Oz. Futures (a)	146	Long	28,998,520	Jun-23	(127,367)
IBEX 35® Index Futures	98	Long	9,770,666	Apr-23	280,563
Live Cattle Futures (a)	262	Long	16,990,700	Jun-23	216,971
LME Aluminium Futures (a)(b)	30	Long	1,807,875	Jun-23	(71,372)
LME Copper Futures (a)(b)	9	Long	2,023,313	Jun-23	(42,023)
LME Nickel Futures (a)(b)	26	Long	3,717,324	Jun-23	(789,857)
LME Zinc Futures (a)(b)	27	Long	1,974,206	Jun-23	(336,755)
Mexican Peso Futures	1,192	Long	32,583,320	Jun-23	307,081
MSCI EAFE Index Futures	72	Long	7,547,400	Jun-23	191,516
MSCI Singapore Index Futures	54	Long	1,242,674	Apr-23	5,432
Nikkei 225 Futures	36	Long	7,602,636	Jun-23	38,695
OMXS30 Futures	299	Long	6,386,051	Apr-23	213,941
Platinum Futures (a)	20	Long	1,003,100	Jul-23	13,741
RBOB Gasoline Futures (a)	15	Long	1,689,030	Apr-23	(36,591)
SGX Iron Ore 62% Futures (a)	260	Long	3,258,320	May-23	(142,229)
Silver Futures (a)	32	Long	3,864,960	May-23	11,978
Soybean Meal Futures (a)	223	Long	10,286,990	Jul-23	(114,123)
SPI 200 Index Futures	40	Long	4,806,818	Jun-23	94,851
Sugar No. 11 Futures (a)	582	Long	14,229,667	Jun-23	717,992
Swiss Franc Futures	49	Long	6,756,181	Jun-23	19,245
Topix Index Futures	94	Long	14,184,071	Jun-23	(99,724)
3 Month SOFR Futures	(332)	Short	(79,177,850)	Dec-23	50,330
Australian Dollar Futures	(631)	Short	(42,283,310)	Jun-23	(224,853)
Bank Accept Futures	(90)	Short	(15,873,196)	Sep-23	48,618
Brent Crude Futures (a)	(198)	Short	(15,818,220)	Apr-23	(1,213,791)
Canadian Dollar Futures	(610)	Short	(45,133,900)	Jun-23	(481,527)
Coffee ‘C’ Futures (a)	(40)	Short	(2,545,500)	Jul-23	149
Corn Futures (a)	(423)	Short	(13,451,400)	Jul-23	(473,227)
Cotton No. 2 Futures (a)	(112)	Short	(4,635,680)	May-23	45,538
DJIA E-Mini CBOT Futures	(32)	Short	(5,353,600)	Jun-23	(166,549)
E-mini Russell 2000 Futures	(160)	Short	(14,508,000)	Jun-23	(489,132)
E-mini S&P Mid Cap 400 Futures	(17)	Short	(4,300,490)	Jun-23	(238,093)
Euribor 3 Month Futures	(801)	Short	(209,321,276)	Sep-23	126,365
Euro-Bobl Futures	(308)	Short	(39,375,152)	Jun-23	(789,954)
Euro-BTP Futures	(8)	Short	(1,000,781)	Jun-23	(38,464)
Euro-BTP Futures - Short	(189)	Short	(21,597,833)	Jun-23	(273,461)
Euro-Bund Futures	(140)	Short	(20,624,675)	Jun-23	(642,370)
Euro-Buxl® 30 Year Futures	(60)	Short	(9,165,799)	Jun-23	(453,597)
Euro-OAT Futures	(209)	Short	(29,518,122)	Jun-23	(905,261)
Euro-Schatz Futures	(1,047)	Short	(120,014,169)	Jun-23	(974,505)

See notes to financial statements.

GuidePath Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Continued)

March 31, 2023

Description	Number of Contracts Purchased/(Sold)	Long/Short	Notional Value	Settlement Month	Value/Unrealized Appreciation (Depreciation)
FTSE China A50 Index Futures	(193)	Short	$(2,568,058)	Apr-23	$(44,786)
Hang Seng Index Futures	(6)	Short	(782,723)	Apr-23	(29,239)
HSCEI Index Futures	(12)	Short	(535,956)	Apr-23	(23,173)
ICE 3 Month Sonia Futures	(190)	Short	(55,900,276)	Dec-23	26,096
Indian Rupee Futures	(274)	Short	(6,656,556)	Apr-23	(43,273)
Japanese Yen Futures	(154)	Short	(14,673,313)	Jun-23	(275,784)
KC HRW Wheat Future (a)	(42)	Short	(1,809,675)	Jul-23	(45,760)
Lean Hogs Futures (a)	(186)	Short	(6,816,900)	Jun-23	346,928
LME Aluminium Futures (a)(b)	(169)	Short	(10,184,363)	Jun-23	(89,843)
LME Copper Futures (a)(b)	(5)	Short	(1,124,063)	Jun-23	(36,465)
LME Nickel Futures (a)(b)	(39)	Short	(5,575,986)	Jun-23	235,242
LME Zinc Futures (a)(b)	(61)	Short	(4,460,244)	Jun-23	81,042
Long Gilt Futures	(49)	Short	(6,247,101)	Jun-23	(216,781)
Low Sulphur Gas Oil Futures (a)	(84)	Short	(6,314,700)	May-23	(74,300)
MSCI Emerging Markets Index Futures	(168)	Short	(8,362,200)	Jun-23	(284,959)
Natural Gas Futures (a)	(469)	Short	(10,393,040)	Apr-23	1,202,922
New Zealand Dollar Futures	(290)	Short	(18,127,900)	Jun-23	(268,602)
NY Harbor ULSD Futures (a)	(52)	Short	(5,723,390)	Apr-23	(43,871)
Palladium Futures (a)	(20)	Short	(2,936,000)	Jun-23	(27,346)
S&P/TSX 60 Index Futures	(18)	Short	(3,220,955)	Jun-23	(90,876)
South African Rand Futures	(741)	Short	(20,683,162)	Jun-23	(633,201)
Soybean Futures (a)	(40)	Short	(2,951,000)	Jul-23	(109,380)
Soybean Oil Futures (a)	(308)	Short	(10,278,576)	Jul-23	96,841
U.S. Treasury 10-Year Note Futures	(142)	Short	(16,318,906)	Jun-23	(574,377)
U.S. Treasury 2-Year Note Futures	(361)	Short	(74,529,578)	Jun-23	(770,723)
U.S. Treasury 5-Year Note Futures	(275)	Short	(30,114,649)	Jun-23	(798,430)
U.S. Treasury Long Bond Futures	(45)	Short	(5,902,031)	Jun-23	(327,184)
U.S. Treasury Ultra Bond Futures	(33)	Short	(4,657,125)	Jun-23	(220,574)
U.S. Ultra 10 Year Future	(55)	Short	(6,662,734)	Jun-23	(263,638)
Wheat Futures (a)	(254)	Short	(8,947,150)	Jul-23	127,354
WTI Crude Futures (a)	(237)	Short	(17,933,790)	Apr-23	(1,345,071)

					$(8,356,152)

(a)	All or a portion of this security is held by GuidePath Managed Futures Strategy Cayman Fund Ltd.
(b)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS

March 31, 2023

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
6/21/2023	UBS AG	Chinese Yuan Renminbi	51,000,000	U.S. Dollar	7,483,181	$(12,263)
6/21/2023	UBS AG	New Turkish Lira	26,400,000	U.S. Dollar	1,322,130	(120,003)
6/21/2023	UBS AG	Norwegian Krone	126,000,000	U.S. Dollar	11,962,788	117,214
6/21/2023	UBS AG	Polish Zloty	157,500,000	U.S. Dollar	35,873,594	427,086
6/21/2023	UBS AG	Singapore Dollar	180,625,000	U.S. Dollar	135,151,407	943,550
6/21/2023	UBS AG	Swedish Krona	94,000,000	U.S. Dollar	8,950,921	145,207
6/21/2023	UBS AG	U.S. Dollar	18,241,217	Chinese Yuan Renminbi	126,000,000	(216,346)
6/21/2023	UBS AG	U.S. Dollar	1,154,620	New Turkish Lira	26,400,000	(47,507)
6/21/2023	UBS AG	U.S. Dollar	39,466,422	Norwegian Krone	414,000,000	(225,010)
6/21/2023	UBS AG	U.S. Dollar	10,960,166	Polish Zloty	48,500,000	(218,138)
6/21/2023	UBS AG	U.S. Dollar	61,315,695	Singapore Dollar	82,500,000	(846,865)
6/21/2023	UBS AG	U.S. Dollar	19,966,054	Swedish Krona	210,000,000	(355,085)

						$(408,160)

See notes to financial statements.

GuidePath Conservative Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 42.09%
	Domestic Fixed Income Funds - 42.09%
35,639	Invesco Senior Loan ETF (a)	$741,291
17,894	iShares 0-5 Year High Yield Corporate Bond ETF	745,822
20,557	iShares 0-5 Year Investment Grade Corporate Bond ETF	996,604
81,345	SPDR Bloomberg Investment Grade Floating Rate ETF (a)	2,475,329

	Total Investment Companies (Cost $4,950,117)	4,959,046

	SHORT TERM INVESTMENTS - 57.88%
	Money Market Funds - 39.12%
4,608,659	JPMorgan U.S. Government Money Market Fund Effective Yield, 4.73% (b)(c)	4,608,659

Principal Amount
	U.S. Treasury Bills - 6.31%
750,000	0.000%, 06/15/2023	742,964

	U.S. Treasury Notes - 12.45%
750,000	1.375%, 09/30/2023	737,871
750,000	0.500%, 11/30/2023	729,340

		1,467,211

	Total Short Term Investments (Cost $6,824,290)	6,818,834

Number of Units		Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 11.25%
1,325,946	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 4.93% (c)	$1,325,946

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $1,325,946)	1,325,946

	Total Investments (Cost $13,100,353) - 111.23%	13,103,826
	Liabilities in Excess of Other Assets - (11.23)%	(1,322,473)

	TOTAL NET ASSETS - 100.00%	$11,781,353

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	Seven-day yield as of March 31, 2023.

See notes to financial statements.

GuidePath Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 97.55%
	Domestic Fixed Income Funds - 97.55%
204,498	iShares Core U.S. Aggregate Bond ETF (a)	$20,376,181
70,394	iShares J.P. Morgan USD Emerging Markets Bond ETF	6,073,594
413,658	Schwab Intermediate-Term U.S. Treasury ETF (a)	20,860,773
430,635	VanEck Vectors Emerging Markets High Yield Bond ETF (b)	7,932,297

	Total Investment Companies (Cost $54,882,436)	55,242,845

	SHORT-TERM INVESTMENTS - 2.33%
	Money Market Funds - 2.33%
1,321,403	JPMorgan U.S. Government Money Market Fund Effective Yield 4.73%, (c)	1,321,403

	Total Money Market Funds (Cost $1,321,403)	1,321,403

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 0.54%
305,100	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield 4.93% (c)	305,100

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $305,100)	305,100

	Total Investments (Cost $56,508,939) - 100.42%	56,869,348
	Liabilities in Excess of Other Assets - (0.42)%	(235,158)

	TOTAL NET ASSETS - 100.00%	$56,634,190

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of March 31, 2022.

See notes to financial statements.

GuidePath Growth and Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2023

Number of Shares		Value
	COMMON STOCKS - 35.03%
	Aerospace & Defense - 0.50%
728	General Dynamics Corp.	$166,137
775	Lockheed Martin Corp.	366,366

		532,503

	Air Freight & Logistics - 0.52%
2,847	United Parcel Service, Inc. - Class B (a)	552,290

	Banks - 1.20%
5,250	Citizens Financial Group, Inc. (a)	159,443
17,272	Huntington Bancshares, Inc. (a)	193,446
822	M&T Bank Corp. (a)	98,287
1,213	PNC Financial Services Group, Inc.	154,172
10,827	Regions Financial Corp. (a)	200,949
8,359	Truist Financial Corp.	285,042
5,186	U.S. Bancorp (a)	186,955

		1,278,294

	Beverages - 2.32%
20,003	Coca-Cola Co.	1,240,787
6,743	PepsiCo, Inc.	1,229,249

		2,470,036

	Biotechnology - 2.07%
8,803	AbbVie, Inc. (a)	1,402,934
3,351	Amgen, Inc. (a)	810,104

		2,213,038

	Building Products - 0.27%
4,797	Johnson Controls International PLC - ADR (a)	288,875

	Capital Markets - 1.30%
528	BlackRock, Inc.	353,295
3,050	Blackstone, Inc. (a)	267,912
1,255	CME Group, Inc.	240,358
3,977	State Street Corp.	301,019
2,073	T. Rowe Price Group, Inc. (a)	234,042

		1,396,626

	Chemicals - 0.77%
1,599	Air Products & Chemicals, Inc. (a)	459,249
3,918	LyondellBasell Industries NV - Class A - ADR (a)	367,861

		827,110

	Communications Equipment - 0.87%
17,825	Cisco Systems, Inc.	931,802

	Consumer Finance - 0.51%
3,547	Capital One Financial Corp.	341,080
6,868	Synchrony Financial (a)	199,721

		540,801

	Diversified Telecommunication Services - 1.11%
21,270	AT&T, Inc.	409,448
20,026	Verizon Communications, Inc.	778,811

		1,188,259

	Electric Utilities - 0.55%
2,258	American Electric Power Co., Inc. (a)	205,455
1,098	Eversource Energy	85,929
4,412	Xcel Energy, Inc.	297,546

		588,930

Number of Shares		Value
	Electrical Equipment - 0.95%
2,996	Eaton Corp. PLC - ADR	$513,334
5,705	Emerson Electric Co.	497,134

		1,010,468

	Food Products - 1.02%
3,299	Archer-Daniels-Midland Co.	262,798
4,767	General Mills, Inc. (a)	407,388
6,035	Mondelez International, Inc. - Class A (a)	420,760

		1,090,946

	Health Care Equipment & Supplies - 0.41%
5,391	Medtronic PLC - ADR	434,622

	Health Care Providers & Services - 0.47%
6,776	CVS Health Corp.	503,525

	Hotels, Restaurants & Leisure - 1.42%
3,713	McDonald’s Corp.	1,038,192
4,624	Starbucks Corp.	481,497

		1,519,689

	Household Durables - 0.12%
968	Whirlpool Corp. (a)	127,795

	Household Products - 1.93%
6,049	Colgate-Palmolive Co.	454,582
1,905	Kimberly-Clark Corp.	255,689
9,123	Procter & Gamble Co.	1,356,499

		2,066,770

	Industrial Conglomerates - 1.27%
5,615	3M Co.	590,193
4,052	Honeywell International, Inc.	774,418

		1,364,611

	Insurance - 0.76%
6,003	Aflac, Inc. (a)	387,314
3,700	Hartford Financial Services Group, Inc.	257,853
991	Travelers Cos., Inc.	169,867

		815,034

	IT Services - 1.38%
2,356	Automatic Data Processing, Inc.	524,516
5,814	International Business Machines Corp.	762,158
1,655	Paychex, Inc.	189,646

		1,476,320

	Leisure Products - 0.06%
1,162	Hasbro, Inc. (a)	62,388

	Machinery - 1.14%
2,702	Caterpillar, Inc.	618,325
1,378	Cummins, Inc. (a)	329,177
1,107	Illinois Tool Works, Inc. (a)	269,499

		1,217,001

	Media - 0.98%
23,240	Comcast Corp. - Class A (a)	881,028
7,426	Paramount Global - Class B (a)	165,674

		1,046,702

	Multiline Retail - 0.39%
2,512	Target Corp. (a)	416,063

	Multi-Utilities - 0.95%
3,317	Ameren Corp.	286,556
2,196	Consolidated Edison, Inc. (a)	210,091

See notes to financial statements.

GuidePath Growth and Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2023

Number of Shares		Value
	COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
1,861	DTE Energy Co.	$203,854
2,065	Sempra Energy	312,145

		1,012,646

	Oil, Gas & Consumable Fuels - 0.80%
22,605	Kinder Morgan, Inc. (a)	395,814
3,372	Marathon Petroleum Corp.	454,646

		850,460

	Pharmaceuticals - 3.37%
8,501	Johnson & Johnson	1,317,656
11,779	Merck & Co., Inc.	1,253,168
25,085	Pfizer, Inc.	1,023,468

		3,594,292

	Road & Rail - 0.39%
2,073	Union Pacific Corp.	417,212

	Semiconductors & Semiconductor Equipment - 3.09%
902	Analog Devices, Inc.	177,892
1,732	Broadcom, Inc.	1,111,147
15,390	Intel Corp. (a)	502,791
5,633	QUALCOMM, Inc.	718,658
4,255	Texas Instruments, Inc. (a)	791,473

		3,301,961

	Specialty Retail - 1.55%
2,118	Advance Auto Parts, Inc.	257,570
971	Best Buy Co., Inc. (a)	76,000
4,468	Home Depot, Inc. (a)	1,318,596

		1,652,166

	Technology Hardware, Storage & Peripherals - 0.20%
7,231	HP, Inc.	212,230

	Tobacco - 0.39%
4,269	Philip Morris International, Inc.	415,160

	Total Common Stocks (Cost $32,984,718)	37,416,625

	INVESTMENT COMPANIES - 35.78%
	Domestic Equity Funds - 26.71%
195,987	Global X MLP ETF (a)	8,153,058
405,625	Schwab U.S. Large-Cap ETF	19,620,082
7,047	Vanguard High Dividend Yield ETF (a)	743,459

		28,516,599

	Domestic Fixed Income Funds - 0.68%
7,941	SPDR Bloomberg 1-3 Month T-Bill ETF	729,143

	International Equity Funds - 8.39%
144,692	Vanguard International High Dividend Yield ETF	8,963,669

	Total Investment Companies (Cost $37,069,563)	38,209,411

Number of Shares		Value
	SHORT TERM INVESTMENTS - 28.89%
	Money Market Funds - 20.62%
22,024,000	JPMorgan U.S. Government Money Market Fund Effective Yield, 4.73% (b)	$22,024,000

Principal Amount
	U.S. Treasury Notes - 5.49%
3,000,000	1.375%, 09/30/2023 (c)	2,951,485
3,000,000	0.500%, 11/30/2023 (c)	2,917,360

		5,868,845

	U.S. Treasury Bills - 2.78%
3,000,000	0.00%, 06/15/2023	2,971,855

	Total Short Term Investments (Cost $30,886,522)	30,864,700

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 11.78%
12,585,208	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 4.93% (b)	12,585,208

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $12,585,208)	12,585,208

	Total Investments (Cost $113,526,011) - 111.48%	119,075,944
	Liabilities in Excess of Other Assets - (11.48)%	(12,258,770)

	TOTAL NET ASSETS - 100.00%	$106,817,174

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of March 31, 2023.
(c)	All or portion of this security is held as collateral for certain options written contracts. The approximate value of the portion on these securities held as collateral is $5,377,195.

Glossary of Terms

ADR	-	American Depositary Receipt

See notes to financial statements.

GuidePath Growth and Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS

March 31, 2023

Description	Number of Contracts Purchased/(Sold)	Long/Short	Notional Value	Settlement Month	Value/Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	21	Long	$4,344,638	Jun-23	$145,604

					$145,604

GuidePath Growth and Income Fund

SCHEDULE OF OPTIONS WRITTEN

March 31, 2023

Notional Amount	Number of Contracts		Value
		Options on Equities
		Put Options
$4,010,000	10	CBOE S&P 500 Index Counterparty: Interactive Brokers Expiration: April 06, 2023 Exercise Price: $4,010.00	$(4,600)
3,890,000	10	CBOE S&P 500 Index Counterparty: Interactive Brokers Expiration: April 14, 2023 Exercise Price: $3,890.00	(7,100)
5,835,000	15	CBOE S&P 500 Index Counterparty: Interactive Brokers Expiration: April 21, 2023 Exercise Price: $3,890.00	(18,780)
4,000,000	10	CBOE S&P 500 Index Counterparty: Interactive Brokers Expiration: April 28, 2023 Exercise Price: $4,000.00	(36,400)
4,070,000	10	CBOE S&P 500 Index Counterparty: Interactive Brokers Expiration: May 5, 2023 Exercise Price: $4,070.00	(68,200)
3,900,000	10	S&P 500 Index Counterparty: Interactive Brokers Expiration: April 21, 2023 Exercise Price: $3,900.00	(12,900)

		Total Written Options (Premiums Received $604,110)	$(147,980)

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2023

	Large Cap Core Fund		Emerging Markets Fund	Small/Mid Cap Core Fund
ASSETS:
Investments, at value (cost $508,829,090, $43,958,351 and $100,595,470, respectively)[1]	$706,062,954		$49,532,953	$122,169,964
Foreign currencies (cost $0, $6,203, and $0, respectively)	—		6,273	—
Cash	5,045		—	790
Income receivable	551,435		181,530	107,550
Receivable for dividend reclaims	736		2,779	—
Receivable from Investment Advisor	—		2,359	—
Receivable for fund shares sold	2,037,482		124,642	1,800,239
Other assets	35,203		15,156	21,840

Total Assets	708,692,855		49,865,692	124,100,383

LIABILITIES:
Payable for collateral on securities loaned	99,549,037		2,941,322	28,266,325
Payable for investment securities purchased	—		—	340,364
Payable for fund shares redeemed	737,599		1,005,260	43,220
Payable to Investment Advisor	349,140		—	64,681
Payable to custodian	4,005		25,999	1,508
Accrued Trustee fees and expenses	2,885		495	964
Accrued shareholder servicing fees	39,724		6,760	5,871
Deferred tax	—		112,650	—
Other accrued expenses	166,831		73,942	76,500

Total Liabilities	100,849,221		4,166,428	28,799,433

NET ASSETS	$607,843,634		$45,699,264	$95,300,950

NET ASSETS CONSIST OF:
Capital stock	410,071,965		40,960,922	74,542,447
Total distributable earnings	197,771,669		4,738,342	20,758,503

Total Net Assets	$607,843,634		$45,699,264	$95,300,950

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	75		—	—
Net assets	1,810		—	—
Net asset value, offering and redemption price per share	$24.237	[2]	$—	$—

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	25,518,611		4,437,167	5,685,087
Net assets	607,841,824		45,699,264	95,300,950
Net asset value, offering and redemption price per share	$23.820		$10.299	$16.763

[1]Includes loaned securities with a value of:	$99,108,475		$2,871,760	$28,014,227

[2]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

March 31, 2023

	World ex-US Fund		Core Fixed Income Fund	Growth Allocation Fund
ASSETS:
Investments, at value (cost $92,483,559, $219,241,024 and $859,703,385, respectively)[1]	$115,236,478		$205,213,341	$1,104,795,700
Foreign currencies (cost $69,286, $0, and $0, respectively)	67,948		—	—
Cash	—		4,157	—
Appreciation on swap agreements	—		157,527	—
Income receivable	632,568		1,018,006	48,722
Receivable for dividend and interest reclaims	440,672		3,119	—
Receivable for investment securities sold	—		588,288	18,190,470
Receivable for fund shares sold	125,339		1,665,776	1,420,761
Net swap premiums paid	—		49,480	—
Other assets	15,792		16,822	67,352

Total Assets	116,518,797		208,716,516	1,124,523,005

LIABILITIES:
Options written at value (Premium received $0, $50,197 and $0, respectively)	—		44,233	—
Depreciation on swap agreements	—		7,753	—
Variation margin on futures	—		38,007	—
Payable for collateral on securities loaned	5,299,517		1,689,338	150,405,813
Payable for investment securities purchased (When issued securities of $0, $34,974,462, and $0, respectively)	—		36,070,935	22,784,999
Payable for fund shares redeemed	1,273,758		189,029	458,839
Payable to Investment Advisor	79,020		91,561	389,882
Payable to custodian	7,343		5,397	9,994
Accrued Trustee fees and expenses	986		1,649	7,965
Accrued shareholder servicing fees	13,308		10,376	86,328
Due to broker for swaps for margin	—		212,690	—
Other accrued expenses	129,800		107,920	193,427

Total Liabilities	6,803,732		38,468,888	174,337,247

NET ASSETS	$109,715,065		$170,247,628	$950,185,758

NET ASSETS CONSIST OF:
Capital stock	83,929,229		197,876,553	717,191,507
Total distributable earnings (loss)	25,785,836		(27,628,925)	232,994,251

Total Net Assets	$109,715,065		$170,247,628	$950,185,758

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	27		—	518
Net assets	269		—	7,255
Net asset value, offering and redemption price per share	$10.028	[2]	$—	$14.000	[2]

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	11,279,642		20,595,662	68,339,523
Net assets	109,714,796		170,247,628	950,178,503
Net asset value, offering and redemption price per share	$9.727		$8.266	$13.904

[1]Includes loaned securities with a value of:	$5,106,814		$1,662,252	$148,809,275

[2]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

March 31, 2023

	Conservative Allocation Fund		Tactical Allocation Fund	Absolute Return Allocation Fund
ASSETS:
Investments, at value (cost $459,378,235, $571,394,149 and $249,409,230, respectively)[1]	$486,047,260		$603,625,808	$249,300,535
Income receivable	374,120		640,312	528,300
Receivable for investment securities sold	51,660,567		1,674,368	—
Receivable for fund shares sold	820,759		791,469	343,455
Other assets	53,280		30,762	38,497

Total Assets	538,955,986		606,762,719	250,210,787

LIABILITIES:
Payable for collateral on securities loaned	62,421,423		104,514,306	25,105,887
Payable for investment securities purchased	46,615,486		—	348,659
Loan payable	960,000		—	—
Payable for fund shares redeemed	335,686		295,089	288,653
Payable to Investment Advisor	127,835		249,481	48,283
Payable to custodian	9,371		6,408	9,001
Accrued Trustee fees and expenses	3,301		3,682	2,384
Accrued shareholder servicing fees	36,025		39,803	22,300
Other accrued expenses	108,413		139,353	132,109

Total Liabilities	110,617,540		105,248,122	25,957,276

NET ASSETS	$428,338,446		$501,514,597	$224,253,511

NET ASSETS CONSIST OF:
Capital stock	415,092,414		500,782,767	251,940,413
Total distributable earnings (loss)	13,246,032		731,830	(27,686,902)

Total Net Assets	$428,338,446		$501,514,597	$224,253,511

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	1,030		50,399	2,832
Net assets	10,563		539,126	26,541
Net asset value, offering and redemption price per share	$10.260	[2]	$10.697	$9.372

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	42,139,311		47,428,565	23,868,740
Net assets	428,327,883		500,975,471	224,226,970
Net asset value, offering and redemption price per share	$10.165		$10.563	$9.394

[1]Includes loaned securities with a value of:	$61,536,495		$103,926,502	$24,691,536

[2]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

March 31, 2023

	Multi-Asset Income Allocation Fund	Flexible Income Allocation Fund	Managed Futures Strategy Fund[2]
ASSETS:
Investments, at value (cost $100,899,963, $341,891,538 and $486,451,185, respectively)[1]	$107,745,647	$344,033,363	$486,393,346
Investments in affiliates, at value (cost $0, $9,726,603, and $0, respectively)	—	10,010,370	—
Cash held as collateral for forward contracts	—	—	5,320,053
Income receivable	90,025	116,404	3,108,828
Deposits with broker for futures	—	—	7,031,275
Receivable for fund shares sold	10,198	746,674	929,314
Receivable for unsettled open futures contracts	—	—	317,532
Appreciation on forward currency contracts	—	—	1,633,057
Other assets	26,241	34,238	30,563

Total Assets	107,872,111	354,941,049	504,763,968

LIABILITIES:
Depreciation on forward currency contracts	—	—	2,041,217
Variation margin on futures	—	—	799,311
Payable for collateral on securities loaned	18,881,022	58,689,441	—
Payable for investment securities purchased	—	807,315	—
Payable for fund shares redeemed	27,605	111,822	451,775
Payable for unsettled open futures contracts	—	—	1,367,563
Payable to Investment Advisor	45,015	91,614	580,861
Payable to custodian	3,808	4,597	3,992
Accrued Trustee fees and expenses	613	1,932	3,026
Accrued shareholder servicing fees	7,742	26,933	44,906
Other accrued expenses	34,077	92,103	200,830

Total Liabilities	18,999,882	59,825,757	5,493,481

NET ASSETS	$88,872,229	$295,115,292	$499,270,487

NET ASSETS CONSIST OF:
Capital stock	90,688,428	343,309,057	580,560,093
Total distributable earnings (loss)	(1,816,199)	(48,193,765)	(81,289,606)

Total Net Assets	$88,872,229	$295,115,292	$499,270,487

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	—	926	38,783
Net assets	—	8,353	331,615
Net asset value, offering and redemption price per share	$—	$9.021	$8.550	[3]

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	8,741,423	32,883,204	60,480,801
Net assets	88,872,229	295,106,939	498,938,872
Net asset value, offering and redemption price per share	$10.167	$8.974	$8.250

[1]Includes loaned securities with a value of:	$18,509,059	$57,976,455	$—

[2]Consolidated Statement of Assets & Liabilities (see Note 3b).
[3]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

March 31, 2023

	Conservative Income Fund	Income Fund	Growth & Income Fund
ASSETS:
Investments, at value (cost $13,100,353, $56,508,939, and $113,526,011 respectively)[1]	$13,103,826	$56,869,348	$119,075,944
Income receivable	17,794	5,768	140,536
Receivable for dividend reclaims	—	—	1,345
Receivable for investment securities sold	—	118,251	139,831
Receivable for fund shares sold	—	404	978
Deposits with broker for futures	—	—	235,604
Variation margin on futures	—	—	84,000
Other assets	15,302	20,101	23,074

Total Assets	13,136,922	57,013,872	119,701,312

LIABILITIES:
Options written, at value (premiums received $0, $0, and $604,110)	—	—	147,980
Payable for collateral on securities loaned	1,325,946	305,100	12,585,208
Payable for investment securities purchased	—	—	162
Payable for fund shares redeemed	2,286	7,637	16,247
Payable to Investment Advisor	4,177	37,374	75,858
Payable to custodian	208	516	4,046
Payable for audit and tax fees	16,243	16,243	21,746
Payable for legal fees	546	1,257	4,745
Payable for printing and mailing fees	1,072	2,567	6,530
Payable for transfer agent fees and expenses	710	780	881
Accrued Trustee fees and expenses	82	325	595
Other accrued expenses	4,299	7,883	20,140

Total Liabilities	1,355,569	379,682	12,884,138

NET ASSETS	$11,781,353	$56,634,190	$106,817,174

NET ASSETS CONSIST OF:
Capital stock	12,285,121	65,598,293	106,571,542
Total distributable earnings (loss)	(503,768)	(8,964,103)	245,632

Total Net Assets	$11,781,353	$56,634,190	$106,817,174

Shares outstanding (unlimited shares of no par value authorized)	1,223,574	6,691,530	10,209,003
Net assets	11,781,353	56,634,190	106,817,174
Net asset value, offering and redemption price per share	$9.629	$8.464	$10.463

[1]Includes loaned securities with a value of:	$1,294,782	$299,730	$12,472,025

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF OPERATIONS

For the Year Ended March 31, 2023

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $2,164, $274,401, and $1,455, respectively)	$8,965,063	$2,175,013	$1,516,234
Interest income	93,844	7,050	17,401

Total investment income	9,058,907	2,182,063	1,533,635

EXPENSES:
Investment advisory fees	2,414,505	303,578	553,065
Administrative service fees – Service Shares	1,329,418	126,792	241,431
Shareholder servicing fees – Service Shares	536,538	51,454	97,029
Reports to shareholders	98,142	15,375	27,819
Administration fees	95,463	30,578	38,495
Fund accounting fees	84,011	118,335	67,591
Legal fees	81,796	22,025	13,556
Trustee fees and expenses	57,640	6,123	10,711
Federal and state registration fees	41,528	36,348	37,659
Custody fees	27,044	167,553	7,515
Audit and tax fees	24,219	55,135	24,790
Transfer agent fees and expenses	14,533	5,010	5,958
Compliance fees	14,352	1,382	2,716
Insurance fees	10,616	1,277	1,640
Miscellaneous expenses	1,233	3,880	979
Interest expenses	576	4,213	—

Total expenses	4,831,614	949,058	1,130,954

Fees waived by the Advisor (See Note 4)	—	(219,516)	—
Less securities lending credit (See Note 6)	(184,550)	(4,973)	(104,192)

Net expenses	4,647,064	724,569	1,026,762

Net investment income	4,411,843	1,457,494	506,873

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $0, $132,550, and $0, respectively)	32,878,693	436,209	1,256,717
Foreign currencies	—	(27,581)	—

Total	32,878,693	408,628	1,256,717

Net change in unrealized appreciation (depreciation) on:
Investments (net change in deferred foreign capital gains tax of $0, $318,693, and $0, respectively)	(99,052,414)	(9,652,713)	(12,936,836)
Foreign currencies	—	12	—

Total	(99,052,414)	(9,652,701)	(12,936,836)

Net realized and unrealized gain (loss)	(66,173,721)	(9,244,073)	(11,680,119)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,761,878)	$(7,786,579)	$(11,173,246)

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended March 31, 2023

	World ex-US Fund	Core Fixed Income Fund	Growth Allocation Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $470,700, $0, and $0, respectively)	$3,615,004	$—	$14,804,414
Interest income	12,331	5,928,563	252,229

Total investment income	3,627,335	5,928,563	15,056,643

EXPENSES:
Investment advisory fees	499,720	725,518	2,420,239
Administrative service fees – Service Shares	248,491	449,495	2,419,083
Shareholder servicing fees – Service Shares	99,941	181,379	968,020
Reports to shareholders	77,604	17,938	90,681
Administration fees	39,606	44,169	127,317
Fund accounting fees	112,658	203,205	112,211
Legal fees	16,302	34,165	152,096
Trustee fees and expenses	11,159	19,668	105,755
Federal and state registration fees	37,382	39,140	53,161
Custody fees	75,726	36,079	62,692
Audit and tax fees	27,082	26,330	18,220
Transfer agent fees and expenses	5,942	7,794	23,677
Compliance fees	2,686	5,073	26,992
Insurance fees	2,005	3,195	17,888
Miscellaneous expenses	914	1,028	1,264
Interest expenses	2,348	—	65,529

Total expenses	1,259,566	1,794,176	6,664,825

Fees waived by the Advisor (See Note 4)	(110,946)	(80,939)	—
Fees recouped by the Advisor (See Note 4)	10,557	—	—
Less securities lending credit (See Note 6)	(17,475)	(8,271)	(460,860)

Net expenses	1,141,702	1,704,966	6,203,965

Net investment income	2,485,633	4,223,597	8,852,678

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	2,908,393	(14,986,790)	(5,720,251)
Foreign currencies	(23,973)	—	—
Swaps	—	(383,947)	—
Net long-term capital gain distributions received from registered investment companies	—	—	7,609,092
Futures contracts	—	2,558,042	—
Options written	—	732,170	—

Total	2,884,420	(12,080,525)	1,888,841

Net change in unrealized depreciation on:
Investments	(9,268,827)	(4,529,120)	(120,272,532)
Foreign currencies	(7,578)	—	—
Swaps	—	(137,133)	—
Futures contracts	—	(422,107)	—
Options written	—	(2,867)	—

Total	(9,276,405)	(5,091,227)	(120,272,532)

Net realized and unrealized loss	(6,391,985)	(17,171,752)	(118,383,691)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,906,352)	$(12,948,155)	$(109,531,013)

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended March 31, 2023

	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund
INVESTMENT INCOME:
Dividend income	$13,265,477	$5,509,728	$11,423,236
Interest income	111,824	5,191,121	115,010

Total investment income	13,377,301	10,700,849	11,538,246

EXPENSES:
Investment advisory fees	1,084,258	1,726,048	1,125,924
Administrative service fees – Service Shares	1,084,004	1,231,422	804,002
Shareholder servicing fees – Service Shares	433,669	492,619	321,651
Reports to shareholders	68,139	94,662	77,863
Administration fees	65,406	76,964	45,860
Fund accounting fees	55,994	61,915	44,886
Legal fees	67,390	79,376	64,598
Trustee fees and expenses	45,702	51,972	33,100
Federal and state registration fees	41,664	39,487	72,798
Custody fees	61,085	35,531	50,102
Audit and tax fees	17,422	17,438	16,401
Transfer agent fees and expenses	13,130	13,917	10,880
Compliance fees	12,026	13,734	9,922
Insurance fees	7,969	8,061	3,467
Miscellaneous expenses	1,153	1,216	1,188
Interest expenses	27,566	—	98,496

Total expenses	3,086,577	3,944,362	2,781,138

Fees waived by the Advisor (See Note 4)	(671,969)	—	(692,243)
Less securities lending credit (See Note 6)	(435,496)	(64,982)	(221,237)

Net expenses	1,979,112	3,879,380	1,867,658

Net investment income	11,398,189	6,821,469	9,670,588

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(14,039,751)	(33,147,870)	(27,416,167)
Net long-term capital gain distributions received	1,442,164	—	978,212

Total	(12,597,587)	(33,147,870)	(26,437,955)

Net change in unrealized appreciation (depreciation) on:
Investments	(27,287,849)	10,865,970	1,390,097

Total	(27,287,849)	10,865,970	1,390,097

Net realized and unrealized gain (loss)	(39,885,436)	(22,281,900)	(25,047,858)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,487,247)	$(15,460,431)	$(15,377,270)

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended March 31, 2023

	Multi-Asset Income Allocation Fund	Flexible Income Allocation Fund	Managed Futures Strategy Fund[1]
INVESTMENT INCOME:
Dividend income	$3,928,801	$8,683,146	$—
Dividends from affiliate investments	—	356,993	—
Interest income	23,449	415,449	13,248,897

Total investment income	3,952,250	9,455,588	13,248,897

EXPENSES:
Investment advisory fees	331,962	792,628	4,574,211
Administrative service fees – Service Shares	237,116	792,609	1,088,864
Shareholder servicing fees – Service Shares	94,846	317,043	435,546
Reports to shareholders	3,330	27,919	85,143
Administration fees	14,500	41,606	62,297
Fund accounting fees	11,250	41,718	76,017
Legal fees	7,140	52,045	94,501
Trustee fees and expenses	10,178	33,486	40,458
Federal and state registration fees	35,259	43,576	78,102
Custody fees	23,686	29,361	20,420
Audit and tax fees	16,273	17,358	33,876
Transfer agent fees and expenses	4,507	10,709	12,746
Compliance fees	2,627	8,931	12,076
Insurance fees	1,858	5,292	3,801
Miscellaneous expenses	903	1,154	1,297
Interest expenses	6,960	7,121	—

Total expenses	802,395	2,222,556	6,619,355

Fees waived by the Advisor (See Note 4)	—	(308,528)	—
Fees recouped by the Advisor (See Note 4)	—	17,224	—
Less securities lending credit (See Note 6)	(246,537)	(338,902)	(4,732)

Net expenses	555,858	1,592,350	6,614,623

Net investment income	3,396,392	7,863,238	6,634,274

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(1,758,148)	(46,890,106)	(17,765)
Investments in affiliates	—	(224,871)	—
Foreign currencies	—	—	(1,096,592)
Forward currency contracts	—	—	1,098,762
Futures contracts	—	—	12,851,862
Net long-term capital gain distributions received from registered investment companies	397,102	17,270	—
Net long-term capital gain distributions received from affiliated registered investment companies	—	362,269	—

Total	(1,361,046)	(46,735,438)	12,836,267

Net change in unrealized appreciation (depreciation) on:
Investments	(9,822,082)	12,979,383	(46,891)
Investments in affiliates	—	178,490	—
Foreign currencies	—	—	(392,787)
Forward currency contracts	—	—	1,410,840
Futures contracts	—	—	(25,728,371)

Total	(9,822,082)	13,157,873	(24,757,209)

Net realized and unrealized gain (loss)	(11,183,128)	(33,577,565)	(11,920,942)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,786,736)	$(25,714,327)	$(5,286,668)

[1]Consolidated Statement of Operations for the year (see Note 3b).

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended March 31, 2023

	Conservative Income Fund	Income Fund	Growth & Income Fund
INVESTMENT INCOME:
Dividend income	$263,745	$1,481,778	$2,449,800
Interest income	187,573	38,359	708,474

Total investment income	451,318	1,520,137	3,158,274

EXPENSES:
Investment advisory fees	57,506	247,542	451,330
Administrative service fees	41,076	137,523	250,739
Shareholder servicing fees	116	386	901
Reports to shareholders	1,408	976	1,281
Administration fees	2,281	7,551	15,937
Fund accounting fees	2,254	6,068	14,248
Legal fees	2,550	6,998	15,302
Trustee fees and expenses	1,660	5,442	10,531
Federal and state registration fees	25,468	27,597	26,160
Custody fees	1,097	3,036	24,512
Audit and tax fees	16,256	16,257	20,787
Transfer agent fees and expenses	3,835	4,157	4,598
Compliance fees	470	1,520	2,778
Insurance fees	303	728	1,551
Miscellaneous expenses	244	305	305
Interest expenses	—	—	101,415

Total expenses	156,524	466,086	942,375

Fees waived by the Advisor (See Note 4)	(31,182)	(18,873)	(2,958)
Fees recouped by the Advisor (See Note 4)	—	7,197	57,714
Less securities lending credit (See Note 6)	(20,188)	(19,837)	(103,380)

Net expenses	105,154	434,573	893,751

Net investment income	346,164	1,085,564	2,264,523

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
Investments	(341,288)	(6,245,008)	(996,695)
Options written	—	—	(1,033,354)
Futures contracts	—	—	(1,228,020)

Total	(341,288)	(6,245,008)	(3,258,069)

Net change in unrealized appreciation (depreciation) on:
Investments	50,611	1,652,884	(1,704,056)
Options written	—	—	(132,960)
Futures contracts	—	—	91,575

Total	50,611	1,652,884	(1,745,441)

Net realized and unrealized loss	(290,677)	(4,592,124)	(5,003,510)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,487	$(3,506,560)	$(2,738,987)

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Core Fund		Emerging Markets Fund
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2022
OPERATIONS:
Net investment income	$4,411,843	$2,272,053	$1,457,494	$1,217,861
Net realized gain on investment transactions	32,878,693	33,586,242	408,628	8,873,790
Net change in unrealized appreciation (depreciation) on investments	(99,052,414)	35,262,507	(9,652,701)	(18,511,855)

Net increase (decrease) in net assets resulting from operations	(61,761,878)	71,120,802	(7,786,579)	(8,420,204)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	2,596	68,056	—	—
Shares issued to holders in reinvestment of dividends	158	11,114	—	—
Shares redeemed	(192,141)	(532,561)	—	—

Net decrease	(189,387)	(453,391)	—	—

Service Shares
Shares sold	280,903,875	184,811,275	7,279,116	12,108,881
Shares issued to holders in reinvestment of dividends	46,117,712	21,862,003	7,031,403	7,603,555
Shares redeemed	(303,253,972)	(166,111,709)	(25,571,030)	(28,803,390)

Net increase (decrease)	23,767,615	40,561,569	(11,260,511)	(9,090,954)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	(158)	(11,114)	—	—
Net dividends and distributions – Service Shares	(46,117,717)	(21,862,004)	(7,033,679)	(7,604,672)

Total dividends and distributions	(46,117,875)	(21,873,118)	(7,033,679)	(7,604,672)

INCREASE (DECREASE) IN NET ASSETS	(84,301,525)	89,355,862	(26,080,769)	(25,115,830)
NET ASSETS:
Beginning of year	692,145,159	602,789,297	71,780,033	96,895,863

End of year	$607,843,634	$692,145,159	$45,699,264	$71,780,033

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	95	2,293	—	—
Shares issued to holders in reinvestment of dividends	7	356	—	—
Shares redeemed	(7,078)	(18,931)	—	—

Net decrease	(6,976)	(16,282)	—	—

Service Shares
Shares sold	11,356,474	6,340,347	652,729	768,538
Shares issued to holders in reinvestment of dividends	2,051,226	710,405	702,227	522,653
Shares redeemed	(11,916,928)	(5,674,316)	(2,206,058)	(1,874,588)

Net increase (decrease)	1,490,772	1,376,436	(851,102)	(583,397)

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Core Fund		World ex-US Fund
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2022
OPERATIONS:
Net investment income	$506,873	$10,830	$2,485,633	$1,685,046
Net realized gain on investment transactions	1,256,717	7,166,955	2,884,420	6,684,551
Net change in unrealized depreciation on investments	(12,936,836)	(6,144,525)	(9,276,405)	(8,039,202)

Net increase (decrease) in net assets resulting from operations	(11,173,246)	1,033,260	(3,906,352)	330,395

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	—	151	12,233
Shares issued to holders in reinvestment of dividends	—	—	8	741
Shares redeemed	—	—	(26,154)	(72,840)

Net decrease	—	—	(25,995)	(59,866)

Service Shares
Shares sold	26,442,019	40,939,693	38,594,673	23,919,033
Shares issued to holders in reinvestment of dividends	2,058,851	12,188,589	2,939,056	1,529,269
Shares redeemed	(27,073,552)	(27,623,574)	(50,009,329)	(37,238,743)

Net increase (decrease)	1,427,318	25,504,708	(8,475,600)	(11,790,441)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	—	(8)	(741)
Net dividends and distributions – Service Shares	(2,058,851)	(12,188,589)	(2,939,065)	(1,529,272)

Total dividends and distributions	(2,058,851)	(12,188,589)	(2,939,073)	(1,530,013)

INCREASE (DECREASE) IN NET ASSETS	(11,804,779)	14,349,379	(15,347,020)	(13,049,925)
NET ASSETS:
Beginning of year	107,105,729	92,756,350	125,062,085	138,112,010

End of year	$95,300,950	$107,105,729	$109,715,065	$125,062,085

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	—	16	1,069
Shares issued to holders in reinvestment of dividends	—	—	1	64
Shares redeemed	—	—	(2,652)	(6,671)

Net decrease	—	—	(2,635)	(5,538)

Service Shares
Shares sold	1,544,637	1,921,507	4,197,627	2,184,015
Shares issued to holders in reinvestment of dividends	125,678	595,117	322,230	136,945
Shares redeemed	(1,586,525)	(1,318,150)	(5,372,342)	(3,403,084)

Net increase (decrease)	83,790	1,198,474	(852,485)	(1,082,124)

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Core Fixed Income Fund		Growth Allocation Fund
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2022
OPERATIONS:
Net investment income	$4,223,597	$2,243,841	$8,852,678	$8,821,839
Net realized gain (loss) on investment transactions	(12,080,525)	(23,486)	1,888,841	47,296,585
Net change in unrealized depreciation on investments	(5,091,227)	(12,718,312)	(120,272,532)	(272,220)

Net increase (decrease) in net assets resulting from operations	(12,948,155)	(10,497,957)	(109,531,013)	55,846,204

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	—	25,114	366,994
Shares issued to holders in reinvestment of dividends	—	—	278	37,028
Shares redeemed	—	—	(757,103)	(2,541,121)

Net decrease	—	—	(731,711)	(2,137,099)

Service Shares
Shares sold	46,197,572	77,062,970	242,390,203	246,731,954
Shares issued to holders in reinvestment of dividends	4,263,565	4,697,207	35,500,660	32,026,349
Shares redeemed	(63,562,199)	(54,038,488)	(319,224,478)	(241,243,938)

Net increase (decrease)	(13,101,062)	27,721,689	(41,333,615)	37,514,365

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	—	(278)	(37,028)
Net dividends and distributions – Service Shares	(4,263,587)	(4,697,233)	(35,500,660)	(32,026,349)

Total dividends and distributions	(4,263,587)	(4,697,233)	(35,500,938)	(32,063,377)

INCREASE (DECREASE) IN NET ASSETS	(30,312,804)	12,526,499	(187,097,277)	59,160,093
NET ASSETS:
Beginning of year	200,560,432	188,033,933	1,137,283,035	1,078,122,942

End of year	$170,247,628	$200,560,432	$950,185,758	$1,137,283,035

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	—	1,652	21,781
Shares issued to holders in reinvestment of dividends	—	—	21	2,115
Shares redeemed	—	—	(50,994)	(157,429)

Net decrease	—	—	(49,321)	(133,533)

Service Shares
Shares sold	5,508,964	7,992,605	17,445,883	14,795,143
Shares issued to holders in reinvestment of dividends	519,559	488,605	2,735,028	1,846,218
Shares redeemed	(7,694,344)	(5,603,826)	(22,742,123)	(14,505,542)

Net increase (decrease)	(1,665,821)	2,877,384	(2,561,212)	2,135,819

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Conservative Allocation Fund		Tactical Allocation Fund
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2022
OPERATIONS:
Net investment income	$11,398,189	$9,061,342	$6,821,469	$1,976,066
Net realized gain (loss) on investment transactions	(12,597,587)	9,055,589	(33,147,870)	69,033,903
Net change in unrealized appreciation (depreciation) on investments	(27,287,849)	(6,618,739)	10,865,970	(22,265,126)

Net increase (decrease) in net assets resulting from operations	(28,487,247)	11,498,192	(15,460,431)	48,744,843

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	6,520	142,707	42,267	128,879
Shares issued to holders in reinvestment of dividends	251	19,960	23,875	95,752
Shares redeemed	(267,848)	(1,163,521)	(271,333)	(744,369)

Net decrease	(261,077)	(1,000,854)	(205,191)	(519,738)

Service Shares
Shares sold	119,398,201	143,881,416	108,999,781	110,745,122
Shares issued to holders in reinvestment of dividends	8,621,246	17,723,039	22,530,273	49,222,037
Shares redeemed	(172,393,902)	(106,687,033)	(111,208,633)	(110,078,244)

Net increase (decrease)	(44,374,455)	54,917,422	20,321,421	49,888,915

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	(251)	(19,960)	(23,875)	(95,752)
Net dividends and distributions – Service Shares	(8,621,246)	(17,723,039)	(22,530,274)	(49,222,036)

Total dividends and distributions	(8,621,497)	(17,742,999)	(22,554,149)	(49,317,788)

INCREASE (DECREASE) IN NET ASSETS	(81,744,276)	47,671,761	(17,898,350)	48,796,232
NET ASSETS:
Beginning of year	510,082,722	462,410,961	519,412,947	470,616,715

End of year	$428,338,446	$510,082,722	$501,514,597	$519,412,947

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	627	12,238	3,855	10,641
Shares issued to holders in reinvestment of dividends	25	1,726	2,263	8,163
Shares redeemed	(25,517)	(103,371)	(24,401)	(63,755)

Net decrease	(24,865)	(89,407)	(18,283)	(44,951)

Service Shares
Shares sold	11,742,067	12,598,971	10,065,407	9,337,653
Shares issued to holders in reinvestment of dividends	872,949	1,544,088	2,160,348	4,229,060
Shares redeemed	(16,915,702)	(9,358,518)	(10,290,244)	(9,261,795)

Net increase	(4,300,686)	4,784,541	1,935,511	4,304,918

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Absolute Return Allocation Fund		Multi-Asset Income Allocation Fund
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2022
OPERATIONS:
Net investment income	$9,670,588	$4,759,974	$3,396,392	$3,325,148
Net realized gain (loss) on investment transactions	(26,437,955)	1,198,754	(1,361,046)	4,292,287
Net change in unrealized appreciation (depreciation) on investments	1,390,097	(12,428,090)	(9,822,082)	(3,308,389)

Net increase (decrease) in net assets resulting from operations	(15,377,270)	(6,469,362)	(7,786,736)	4,309,046

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	6,756	77,360	—	—
Shares issued to holders in reinvestment of dividends	677	7,241	—	—
Shares redeemed	(202,020)	(316,904)	—	—

Net decrease	(194,587)	(232,303)	—	—

Service Shares
Shares sold	324,648,665	91,788,044	22,572,633	19,831,921
Shares issued to holders in reinvestment of dividends	7,994,097	4,472,150	3,695,270	3,347,756
Shares redeemed	(321,055,015)	(61,979,678)	(37,801,710)	(45,073,938)

Net increase (decrease)	11,587,747	34,280,516	(11,533,807)	(21,894,261)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	(677)	(7,241)	—	—
Net dividends and distributions – Service Shares	(7,994,097)	(4,472,150)	(3,695,270)	(3,347,756)

Total dividends and distributions	(7,994,774)	(4,479,391)	(3,695,270)	(3,347,756)

INCREASE (DECREASE) IN NET ASSETS	(11,978,884)	23,099,460	(23,015,813)	(20,932,971)
NET ASSETS:
Beginning of year	236,232,395	213,132,935	111,888,042	132,821,013

End of year	$224,253,511	$236,232,395	$88,872,229	$111,888,042

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	709	7,268	—	—
Shares issued to holders in reinvestment of dividends	74	690	—	—
Shares redeemed	(20,721)	(30,333)	—	—

Net decrease	(19,938)	(22,375)	—	—

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	33,601,635	8,737,172	2,182,285	1,705,565
Shares issued to holders in reinvestment of dividends	870,248	424,585	369,390	285,830
Shares redeemed	(34,015,775)	(5,853,630)	(3,648,647)	(3,873,950)

Net increase (decrease)	456,108	3,308,127	(1,096,972)	(1,882,555)

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Flexible Income Allocation Fund		Managed Futures Strategy Fund[1]
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2022
OPERATIONS:
Net investment income (loss)	$7,863,238	$6,467,892	$6,634,274	$(3,161,620)
Net realized gain (loss) on investment transactions	(46,735,438)	1,219,012	12,836,267	27,516,644
Net change in unrealized appreciation (depreciation) on investments	13,157,873	(17,128,034)	(24,757,209)	11,567,031

Net increase (decrease) in net assets resulting from operations	(25,714,327)	(9,441,130)	(5,286,668)	35,922,055

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	1,584	1,684	366,815	86,012
Shares issued to holders in reinvestment of dividends	313	239	35,142	25,077
Shares redeemed	(1,275)	(638)	(203,416)	(438,693)

Net increase (decrease)	622	1,285	198,541	(327,604)

Service Shares
Shares sold	122,385,834	188,621,759	498,941,528	71,484,905
Shares issued to holders in reinvestment of dividends	9,653,021	8,321,885	110,142,951	19,330,980
Shares redeemed	(149,331,897)	(111,252,166)	(245,996,973)	(63,742,265)

Net increase (decrease)	(17,293,042)	85,691,478	363,087,506	27,073,620

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	(313)	(239)	(35,142)	(25,078)
Net dividends and distributions – Service Shares	(9,653,021)	(8,321,884)	(110,142,951)	(19,330,980)

Total dividends and distributions	(9,653,334)	(8,322,123)	(110,178,093)	(19,356,058)

INCREASE (DECREASE) IN NET ASSETS	(52,660,081)	67,929,510	247,821,286	43,312,013
NET ASSETS:
Beginning of year	347,775,373	279,845,863	251,449,201	208,137,188

End of year	$295,115,292	$347,775,373	$499,270,487	$251,449,201

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	170	158	35,855	8,939
Shares issued to holders in reinvestment of dividends	34	22	3,755	2,894
Shares redeemed	(131)	(59)	(18,259)	(45,310)

Net increase (decrease)	73	121	21,351	(33,477)

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	13,137,850	17,984,644	47,336,914	7,704,764
Shares issued to holders in reinvestment of dividends	1,074,891	787,857	12,187,999	2,283,366
Shares redeemed	(16,137,435)	(10,621,780)	(24,444,350)	(6,994,195)

Net increase (decrease)	(1,924,694)	8,150,721	35,080,563	2,993,935

1Consolidated Statements of Changes in Net Assets (see note 3b).

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Conservative Income Fund		Income Fund
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2022
OPERATIONS:
Net investment income	$346,164	$69,869	$1,085,564	$920,118
Net realized loss on investment transactions	(341,288)	(92,583)	(6,245,008)	(2,118,319)
Net change in unrealized appreciation (depreciation) on investments	50,611	(102,101)	1,652,884	(1,507,377)

Net increase (decrease) in net assets resulting from operations	55,487	(124,815)	(3,506,560)	(2,705,578)

CAPITAL SHARE TRANSACTIONS:
Shares sold	14,707,129	6,864,164	24,537,832	14,999,784
Shares issued to holders in reinvestment of dividends	333,851	76,343	1,084,689	918,443
Shares redeemed	(13,893,111)	(11,753,692)	(8,867,473)	(5,855,535)

Net increase (decrease)	1,147,869	(4,813,185)	16,755,048	10,062,692

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(333,852)	(76,343)	(1,084,689)	(918,444)

Total dividends and distributions	(333,852)	(76,343)	(1,084,689)	(918,444)

INCREASE (DECREASE) IN NET ASSETS	869,504	(5,014,343)	12,163,799	6,438,670
NET ASSETS:
Beginning of year	10,911,849	15,926,192	44,470,391	38,031,721

End of year	$11,781,353	$10,911,849	$56,634,190	$44,470,391

CHANGES IN SHARES OUTSTANDING
Shares sold	1,509,965	692,076	2,760,584	1,509,807
Shares issued to holders in reinvestment of dividends	34,676	7,690	127,816	92,304
Shares redeemed	(1,437,264)	(1,186,080)	(1,028,707)	(592,617)

Net increase (decrease)	107,377	(486,314)	1,859,693	1,009,494

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Growth & Income Fund
	Year Ended March 31, 2023	Year Ended March 31, 2022
OPERATIONS:
Net investment income	$2,264,523	$985,853
Net realized gain (loss) on investment transactions	(3,258,069)	3,574,209
Net change in unrealized appreciation (depreciation) on investments	(1,745,441)	2,729,306

Net increase (decrease) in net assets resulting from operations	(2,738,987)	7,289,368

CAPITAL SHARE TRANSACTIONS:
Shares sold	27,064,823	33,406,696
Shares issued to holders in reinvestment of dividends	2,147,781	15,108,720
Shares redeemed	(34,342,235)	(10,695,867)

Net increase (decrease)	(5,129,631)	37,819,549

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(2,147,781)	(15,108,720)

Total dividends and distributions	(2,147,781)	(15,108,720)

INCREASE (DECREASE) IN NET ASSETS	(10,016,399)	30,000,197
NET ASSETS:
Beginning of year	116,833,573	86,833,376

End of year	$106,817,174	$116,833,573

CHANGES IN SHARES OUTSTANDING
Shares sold	2,586,598	2,763,459
Shares issued to holders in reinvestment of dividends	208,178	1,297,682
Shares redeemed	(3,184,948)	(894,613)

Net increase (decrease)	(390,172)	3,166,528

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Large Cap Core Fund
	Institutional
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$29.278	$27.015	$16.348	$18.650	$17.755
Income from investment operations:
Net investment income[1]	0.101	0.194	0.195	0.234	0.175
Net realized and unrealized gains (losses) on investments	(2.770)	3.110	10.688	(2.234)	1.194

Total from investment operations	(2.669)	3.304	10.883	(2.000)	1.369

Less distributions:
Distributions from net investment income	(0.230)	(0.234)	(0.216)	(0.116)	(0.191)
Distributions from net realized gains	(2.142)	(0.807)	—	(0.186)	(0.283)

Total distributions	(2.372)	(1.041)	(0.216)	(0.302)	(0.474)

Net asset value, end of year	$24.237	$29.278	$27.015	$16.348	$18.650

Total return	(8.62)%	11.99%	66.66%	(11.07)%	8.09%
Supplemental data and ratios:
Net assets, end of year	$1,810	$206,440	$630,350	$479,829	$538,016
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.53%	0.55%	0.56%	0.59%	0.63%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.52%	0.54%	0.51%	0.56%	0.60%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.35%	0.64%	0.80%	1.16%	0.91%
After expense reimbursement (recapture) and securities lending credit	0.36%	0.65%	0.85%	1.19%	0.94%
Portfolio turnover rate	46.39%	25.18%	34.13%	28.54%	45.31%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00% respectively.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Large Cap Core Fund
	Service
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$28.797	$26.584	$16.106	$18.401	$17.503
Income from investment operations:
Net investment income[1]	0.205	0.096	0.059	0.114	0.073
Net realized and unrealized gains (losses) on investments	(2.879)	3.045	10.515	(2.202)	1.184

Total from investment operations	(2.674)	3.141	10.574	(2.088)	1.257

Less distributions:
Distributions from net investment income	(0.161)	(0.121)	(0.096)	(0.021)	(0.076)
Distributions from net realized gains	(2.142)	(0.807)	—	(0.186)	(0.283)

Total distributions	(2.303)	(0.928)	(0.096)	(0.207)	(0.359)

Net asset value, end of year	$23.820	$28.797	$26.584	$16.106	$18.401

Total return	(8.81)%	11.59%	65.69%	(11.59)%	7.47%
Supplemental data and ratios:
Net assets, end of year	$607,841,824	$691,938,719	$602,158,947	$326,952,939	$332,500,169
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.90%	0.89%	1.15%	1.18%	1.22%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.87%	0.89%	1.10%	1.14%	1.19%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.79%	0.33%	0.21%	0.55%	0.37%
After expense reimbursement (recapture) and securities lending credit	0.82%	0.33%	0.26%	0.59%	0.40%
Portfolio turnover rate	46.39%	25.18%	34.13%	28.54%	45.31%
Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Emerging Markets Fund
	Service
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$13.573	$16.502	$10.516	$13.278	$17.063
Income from investment operations:
Net investment income[1]	0.324	0.214	0.049	0.175	0.109
Net realized and unrealized gains (losses) on investments	(1.870)	(1.727)	5.968	(2.690)	(2.028)

Total from investment operations	(1.546)	(1.513)	6.017	(2.515)	(1.919)

Less distributions:
Distributions from net investment income	(0.486)	(0.258)	(0.031)	(0.247)	(1.196)
Distributions from net realized gains	(1.242)	(1.158)	—	—	(0.670)

Total distributions	(1.728)	(1.416)	(0.031)	(0.247)	(1.866)

Net asset value, end of year	$10.299	$13.573	$16.502	$10.516	$13.278

Total return	(11.02)%	(9.75)%	57.85%[3]	(19.40)%	(10.05)%
Supplemental data and ratios:
Net assets, end of year	$45,699,264	$71,780,033	$96,895,863	$64,153,851	$85,623,549
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.84%	1.40%	1.55%	1.79%	1.69%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.40%	1.39%	1.64%	1.65%	1.66%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.39%	1.32%	0.43%	1.20%	0.72%
After expense reimbursement (recapture) and securities lending credit	2.83%	1.33%	0.34%	1.34%	0.75%
Portfolio turnover rate	43.50%	47.80%	58.36%	42.60%	47.18%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.01%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.
[3]	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Core Fund
	Service
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$19.122	$21.067	$10.765	$14.385	$14.908
Income from investment operations:
Net investment income (loss)[1]	0.089	0.002	(0.040)	(0.007)	(0.022)
Net realized and unrealized gains (losses) on investments	(2.074)	0.447	10.720	(3.393)	0.348

Total from investment operations	(1.985)	0.449	10.680	(3.400)	0.326

Less distributions:
Distributions from net investment income	(0.063)	(0.046)	(0.024)	(0.016)	—
Distributions from net realized gains	(0.311)	(2.348)	(0.354)	(0.204)	(0.849)

Total distributions	(0.374)	(2.394)	(0.378)	(0.220)	(0.849)

Net asset value, end of year	$16.763	$19.122	$21.067	$10.765	$14.385

Total return	(10.34)%	1.38%	99.76%	(24.10)%	2.99%
Supplemental data and ratios:
Net assets, end of year	$95,300,950	$107,105,729	$92,756,350	$52,904,611	$63,904,945
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.17%	1.17%	1.46%	1.50%	1.56%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.06%	1.14%	1.31%	1.39%	1.45%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.41%	(0.03)%	(0.40)%	(0.16)%	(0.25)%
After expense reimbursement (recapture) and securities lending credit	0.52%	0.01%	(0.25)%	(0.05)%	(0.14)%
Portfolio turnover rate	24.59%	36.38%	37.81%	26.54%	39.01%

[1]	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	World ex-US Fund
	Institutional
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.611	$10.768	$7.537	$9.100	$9.759
Income from investment operations:
Net investment income[1]	0.327	0.158	0.125	0.222	0.194
Net realized and unrealized gains (losses) on investments	(0.581)	(0.136)	3.386	(1.610)	(0.680)

Total from investment operations	(0.254)	0.022	3.511	(1.388)	(0.486)

Less distributions:
Distributions from net investment income	(0.257)	(0.179)	(0.280)	(0.175)	(0.173)
Distributions from net realized gains	(0.072)	—	—	—	—

Total distributions	(0.329)	(0.179)	(0.280)	(0.175)	(0.173)

Net asset value, end of year	$10.028	$10.611	$10.768	$7.537	$9.100

Total return	(2.18)%	0.08%	46.72%	(15.69)%	(4.79)%
Supplemental data and ratios:
Net assets, end of year	$269	$28,243	$88,302	$78,232	$534,233
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.76%	0.89%	0.79%	0.77%	0.80%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	3.23%	1.29%	1.30%	2.43%	2.04%
After expense reimbursement (recapture) and securities lending credit	3.20%	1.39%	1.30%	2.41%	2.05%
Portfolio turnover rate	54.13%	33.89%	46.15%	25.52%	59.18%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	World ex-US Fund
	Service
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.306	$10.445	$7.303	$8.856	$9.507
Income from investment operations:
Net investment income[1]	0.229	0.131	0.081	0.142	0.121
Net realized and unrealized gains (losses) on investments	(0.526)	(0.150)	3.263	(1.538)	(0.643)

Total from investment operations	(0.297)	(0.019)	3.344	(1.396)	(0.522)

Less distributions:
Distributions from net investment income	(0.210)	(0.120)	(0.202)	(0.157)	(0.129)
Distributions from net realized gains	(0.072)	—	—	—	—

Total distributions	(0.282)	(0.120)	(0.202)	(0.157)	(0.129)

Net asset value, end of year	$9.727	$10.306	$10.445	$7.303	$8.856

Total return	(2.70)%	(0.27)%	45.89%	(16.16)%	(5.36)%
Supplemental data and ratios:
Net assets, end of year	$109,714,796	$125,033,842	$138,023,708	$110,561,165	$216,435,566
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.26%	1.25%	1.38%	1.36%	1.40%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.14%	1.14%	1.37%	1.35%	1.39%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.37%	1.08%	0.88%	1.58%	1.32%
After expense reimbursement (recapture) and securities lending credit	2.49%	1.19%	0.89%	1.59%	1.33%
Portfolio turnover rate	54.13%	33.89%	46.15%	25.52%	59.18%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Core Fixed Income Fund
	Service
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.009	$9.700	$9.798	$9.270	$9.131
Income from investment operations:
Net investment income[1]	0.194	0.110	0.112	0.170	0.176
Net realized and unrealized gains (losses) on investments	(0.740)	(0.571)	0.141[3]	0.490	0.144

Total from investment operations	(0.546)	(0.461)	0.253	0.660	0.320

Less distributions:
Distributions from net investment income	(0.197)	(0.124)	(0.184)	(0.108)	(0.181)
Distributions from net realized gains	—	(0.106)	(0.167)	(0.024)	—

Total distributions	(0.197)	(0.230)	(0.351)	(0.132)	(0.181)

Net asset value, end of year	$8.266	$9.009	$9.700	$9.798	$9.270

Total return	(6.02)%	(4.88)%	2.47%	7.16%	3.57%
Supplemental data and ratios:
Net assets, end of year	$170,247,628	$200,560,432	$188,033,933	$135,386,961	$132,792,238
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.99%	0.99%	1.28%	1.29%	1.34%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.94%	0.94%	1.19%	1.19%	1.19%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.28%	1.09%	1.01%	1.67%	1.80%
After expense reimbursement (recapture) and securities lending credit	2.33%	1.14%	1.10%	1.77%	1.95%
Portfolio turnover rate	252.14%	263.72%	283.45%	278.67%	239.11%

[1]	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Growth Allocation Fund
	Institutional
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$16.192	$15.776	$10.139	$11.553	$11.534
Income from investment operations:
Net investment income[1]	(0.023)	0.168	0.140	0.199	0.227
Net realized and unrealized gains (losses) on investments	(1.597)[5]	0.751	5.843	(1.407)	(0.003)[5]

Total from investment operations	(1.620)	0.919	5.983	(1.208)	0.224

Less distributions:
Distributions from net investment income	(0.066)	(0.173)	(0.147)	(0.206)	(0.193)
Distributions from net realized gains	(0.506)	(0.330)	(0.199)	—	(0.012)

Total distributions	(0.572)	(0.503)	(0.346)	(0.206)	(0.205)

Net asset value, end of year	$14.000	$16.192	$15.776	$10.139	$11.553

Total return	(9.75)%	5.59%	59.19%	(10.82)%	2.22%
Supplemental data and ratios:
Net assets, end of year	$7,255	$806,977	$2,892,788	$4,402,611	$5,450,557
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.33%	0.33%	0.34%	0.38%	0.40%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.28%	0.29%	0.30%	0.33%	0.35%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	(0.20)%	0.96%	0.99%	1.60%	1.92%
After expense reimbursement (recapture) and securities lending credit	(0.15)%	1.00%	1.03%	1.65%	1.97%
Portfolio turnover rate	22.84%	17.09%	39.58%	37.80%	53.89%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Growth Allocation Fund
	Service
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$16.029	$15.636	$10.062	$11.477	$11.458
Income from investment operations:
Net investment income[1]	0.127	0.126	0.064	0.128	0.160
Net realized and unrealized gains (losses) on investments	(1.718)	0.726	5.780	(1.402)	0.003[5]

Total from investment operations	(1.591)	0.852	5.844	(1.274)	0.163

Less distributions:
Distributions from net investment income	(0.028)	(0.129)	(0.072)	(0.141)	(0.132)
Distributions from net realized gains	(0.506)	(0.330)	(0.198)	—	(0.012)

Total distributions	(0.534)	(0.459)	(0.270)	(0.141)	(0.144)

Net asset value, end of year	$13.904	$16.029	$15.636	$10.062	$11.477

Total return	(9.69)%	5.22%	58.23%	(11.35)%	1.61%
Supplemental data and ratios:
Net assets, end of year	$950,178,503	$1,136,476,058	$1,075,230,154	$739,949,997	$788,314,442
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.69%	0.68%	0.94%	0.97%	1.00%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.64%	0.64%	0.90%	0.93%	0.95%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.87%	0.71%	0.44%	1.03%	1.35%
After expense reimbursement (recapture) and securities lending credit	0.92%	0.75%	0.48%	1.07%	1.40%
Portfolio turnover rate	22.84%	17.09%	39.58%	37.80%	53.89%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.01%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Conservative Allocation Fund
	Institutional
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$11.071	$11.164	$9.204	$9.677	$9.538
Income from investment operations:
Net investment income[1]	0.272	0.247	0.262	0.288	0.255
Net realized and unrealized gains (losses) on investments	(0.829)	0.101	1.978	(0.491)	0.104

Total from investment operations	(0.557)	0.348	2.240	(0.203)	0.359

Less distributions:
Distributions from net investment income	(0.215)	(0.246)	(0.244)	(0.270)	(0.205)
Distributions from net realized gains	(0.039)	(0.195)	(0.036)	—	(0.015)

Total distributions	(0.254)	(0.441)	(0.280)	(0.270)	(0.220)

Net asset value, end of year	$10.260	$11.071	$11.164	$9.204	$9.677

Total return	(4.97)%	2.95%	24.42%	(2.41)%	3.97%
Supplemental data and ratios:
Net assets, end of year	$10,563	$286,674	$1,287,200	$1,713,169	$2,268,382
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.33%	0.35%	0.36%	0.40%	0.42%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	2.33%	1.89%	2.22%	2.57%	2.35%
After expense reimbursement (recapture) and securities lending credit	2.56%	2.14%	2.48%	2.87%	2.67%
Portfolio turnover rate	48.39%	28.28%	38.17%	58.96%	69.19%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Conservative Allocation Fund
	Service
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.978	$11.070	$9.137	$9.617	$9.482
Income from investment operations:
Net investment income[1]	0.266	0.207	0.199	0.226	0.196
Net realized and unrealized gains (losses) on investments	(0.865)	0.098	1.959	(0.490)	0.107

Total from investment operations	(0.599)	0.305	2.158	(0.264)	0.303

Less distributions:
Distributions from net investment income	(0.175)	(0.202)	(0.189)	(0.216)	(0.153)
Distributions from net realized gains	(0.039)	(0.195)	(0.036)	—	(0.015)

Total distributions	(0.214)	(0.397)	(0.225)	(0.216)	(0.168)

Net asset value, end of year	$10.165	$10.978	$11.070	$9.137	$9.617

Total return	(5.39)%	2.60%	23.67%	(2.99)%	3.35%
Supplemental data and ratios:
Net assets, end of year	$428,327,883	$509,796,048	$461,123,761	$314,935,864	$337,130,990
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.71%	0.70%	0.96%	0.99%	1.02%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.45%	0.45%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	2.37%	1.56%	1.64%	1.98%	1.75%
After expense reimbursement (recapture) and securities lending credit	2.63%	1.81%	1.90%	2.27%	2.07%
Portfolio turnover rate	48.39%	28.28%	38.17%	58.96%	69.19%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Tactical Allocation Fund
	Institutional
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$11.499	$11.487	$10.019	$10.962	$10.950
Income from investment operations:
Net investment income[1]	0.183	0.088	0.073	0.129	0.138
Net realized and unrealized gains (losses) on investments	(0.485)	1.167	1.958	(0.517)	0.408

Total from investment operations	(0.302)	1.255	2.031	(0.388)	0.546

Less distributions:
Distributions from net investment income	—	(0.101)	(0.051)	(0.108)	(0.128)
Distributions from net realized gains	(0.500)	(1.142)	(0.512)	(0.447)	(0.406)

Total distributions	(0.500)	(1.243)	(0.563)	(0.555)	(0.534)

Net asset value, end of year	$10.697	$11.499	$11.487	$10.019	$10.962

Total return	(2.56)%	10.71%	20.69%	(4.27)%	5.59%
Supplemental data and ratios:
Net assets, end of year	$539,126	$789,761	$1,305,328	$1,553,075	$1,506,030
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.45%	0.46%	0.47%	0.50%	0.51%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.44%	0.43%	0.45%	0.46%	0.43%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.66%	0.70%	0.65%	1.10%	1.15%
After expense reimbursement (recapture) and securities lending credit	1.67%	0.73%	0.67%	1.14%	1.23%
Portfolio turnover rate	248.27%	406.19%	443.30%	500.28%	336.60%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Tactical Allocation Fund
	Service
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$11.400	$11.394	$9.960	$10.919	$10.907
Income from investment operations:
Net investment income[1]	0.149	0.047	0.010	0.061	0.074
Net realized and unrealized gains (losses) on investments	(0.486)	1.154	1.941	(0.515)	0.410

Total from investment operations	(0.337)	1.201	1.951	(0.454)	0.484

Less distributions:
Distributions from net investment income	—	(0.053)	(0.005)	(0.058)	(0.066)
Distributions from net realized gains	(0.500)	(1.142)	(0.512)	(0.447)	(0.406)

Total distributions	(0.500)	(1.195)	(0.517)	(0.505)	(0.472)

Net asset value, end of year	$10.563	$11.400	$11.394	$9.960	$10.919

Total return	(2.90)%	10.32%	19.96%	(4.83)%	4.96%
Supplemental data and ratios:
Net assets, end of year	$500,975,471	$518,623,186	$469,311,387	$323,199,482	$341,839,666
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.80%	0.81%	1.07%	1.10%	1.11%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.79%	0.78%	1.05%	1.06%	1.03%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.37%	0.36%	0.07%	0.50%	0.58%
After expense reimbursement (recapture) and securities lending credit	1.38%	0.39%	0.09%	0.54%	0.66%
Portfolio turnover rate	248.27%	406.19%	443.30%	500.28%	336.60%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Allocation Fund
	Institutional
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.053	$10.554	$10.005	$10.402	$10.335
Income from investment operations:
Net investment income[1]	0.346	0.267	0.256	0.329	0.346
Net realized and unrealized gains (losses) on investments	(0.775)	(0.516)	0.638[2]	(0.367)	(0.003)[2]

Total from investment operations	(0.429)	(0.249)	0.894	(0.038)	0.343

Less distributions:
Distributions from net investment income	(0.252)	(0.252)	(0.345)	(0.359)	(0.276)

Total distributions	(0.252)	(0.252)	(0.345)	(0.359)	(0.276)

Net asset value, end of year	$9.372	$10.053	$10.554	$10.005	$10.402

Total return	(4.21)%	(2.46)%	8.92%	(0.53)%	3.43%
Supplemental data and ratios:
Net assets, end of year	$26,541	$228,905	$476,449	$1,133,623	$667,898
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.50%	0.47%	0.49%	0.50%	0.51%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.22%	0.20%	0.21%	0.21%	0.20%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	3.31%	2.26%	2.15%	2.82%	3.04%
After expense reimbursement (recapture) and securities lending credit	3.59%	2.53%	2.43%	3.11%	3.35%
Portfolio turnover rate	152.99%	27.64%	65.03%	161.00%	146.82%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.02%, 0.00%, 0.01%, 0.01% and 0.00%, respectively.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Allocation Fund
	Service
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.080	$10.578	$10.010	$10.402	$10.348
Income from investment operations:
Net investment income[1]	0.286	0.227	0.195	0.266	0.283
Net realized and unrealized gains (losses) on investments	(0.750)	(0.515)	0.634[5]	(0.368)	(0.001)[5]

Total from investment operations	(0.464)	(0.288)	0.829	(0.102)	0.282

Less distributions:
Distributions from net investment income	(0.222)	(0.210)	(0.261)	(0.290)	(0.228)

Total distributions	(0.222)	(0.210)	(0.261)	(0.290)	(0.228)

Net asset value, end of year	$9.394	$10.080	$10.578	$10.010	$10.402

Total return	(4.56)%	(2.80)%	8.26%	(1.11)%	2.81%
Supplemental data and ratios:
Net assets, end of year	$224,226,970	$236,003,490	$212,656,486	$391,177,265	$312,866,645
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.86%	0.82%	1.09%	1.10%	1.11%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.58%	0.55%	0.81%	0.81%	0.80%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	2.73%	1.87%	1.57%	2.22%	2.44%
After expense reimbursement (recapture) and securities lending credit	3.01%	2.14%	1.85%	2.51%	2.75%
Portfolio turnover rate	152.99%	27.64%	65.03%	161.00%	146.82%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.03%, 0.00%, 0.01%, 0.01% and 0.00%, respectively.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Multi-Asset Income Allocation Fund
	Service
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$11.373	$11.332	$9.056	$10.660	$10.603
Income from investment operations:
Net investment income[1]	0.370	0.313	0.270	0.344	0.358
Net realized and unrealized gains (losses) on investments	(1.169)	0.044	2.272	(1.632)	0.062

Total from investment operations	(0.799)	0.357	2.542	(1.288)	0.420

Less distributions:
Distributions from net investment income	(0.407)	(0.316)	(0.266)	(0.313)	(0.363)
Distributions from net realized gains	—	—	—	(0.003)	—

Total distributions	(0.407)	(0.316)	(0.266)	(0.316)	(0.363)

Net asset value, end of year	$10.167	$11.373	$11.332	$9.056	$10.660

Total return	(6.92)%	3.09%	28.42%	(12.53)%	4.13%
Supplemental data and ratios:
Net assets, end of year	$88,872,229	$111,888,042	$132,821,013	$112,044,753	$132,260,092
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.85%	0.84%	1.09%	1.12%	1.15%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.59%	0.70%	0.96%	0.92%	0.82%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	3.32%	2.55%	2.48%	2.99%	3.08%
After expense reimbursement (recapture) and securities lending credit	3.58%	2.69%	2.61%	3.19%	3.41%
Portfolio turnover rate	65.66%	24.21%	73.27%	85.15%	44.77%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Flexible Income Allocation Fund
	Institutional
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.080	$10.582	$9.368	$9.422	$9.577
Income from investment operations:
Net investment income[1]	0.270	0.254	0.511	0.391	0.426
Net realized and unrealized gains (losses) on investments	(0.971)	(0.453)	0.989[2]	(0.076)[2]	(0.183)

Total from investment operations	(0.701)	(0.199)	1.500	0.315	0.243

Less distributions:
Distributions from net investment income	(0.291)	(0.236)	(0.286)	(0.369)	(0.398)
Distributions from net realized gains	(0.067)	(0.067)	—	—	—

Total distributions	(0.358)	(0.303)	(0.286)	(0.369)	(0.398)

Net asset value, end of year	$9.021	$10.080	$10.582	$9.368	$9.422

Total return	(6.92)%	(2.02)%	16.10%	3.38%	2.58%
Supplemental data and ratios:
Net assets, end of year	$8,353	$8,598	$7,747	$34,154	$26,280
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.30%	0.30%	0.37%	0.45%	0.56%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.15%	0.15%	0.15%	0.15%	0.16%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	2.74%	2.24%	4.84%	3.81%	4.07%
After expense reimbursement (recapture) and securities lending credit	2.89%	2.39%	5.06%	4.11%	4.47%
Portfolio turnover rate	483.66%	195.55%	211.84%	517.05%	380.48%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Flexible Income Allocation Fund
	Service
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.991	$10.497	$9.304	$9.366	$9.525
Income from investment operations:
Net investment income[1]	0.230	0.213	0.250	0.331	0.361
Net realized and unrealized gains (losses) on investments	(0.960)	(0.445)	1.175[2]	(0.076)[2]	(0.173)

Total from investment operations	(0.730)	(0.232)	1.425	0.255	0.188

Less distributions:
Distributions from net investment income	(0.220)	(0.207)	(0.232)	(0.317)	(0.347)
Distributions from net realized gains	(0.067)	(0.067)	—	—	—

Total distributions	(0.287)	(0.274)	(0.232)	(0.317)	(0.347)

Net asset value, end of year	$8.974	$9.991	$10.497	$9.304	$9.366

Total return	(7.27)%	(2.33)%	15.38%	2.76%	2.00%
Supplemental data and ratios:
Net assets, end of year	$295,106,939	$347,766,775	$279,838,116	$98,516,379	$59,741,077
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.70%	0.70%	0.99%	1.05%	1.15%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.50%	0.50%	0.75%	0.75%	0.77%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	2.28%	1.83%	2.17%	3.20%	3.45%
After expense reimbursement (recapture) and securities lending credit	2.48%	2.03%	2.41%	3.50%	3.83%
Portfolio turnover rate	483.66%	195.55%	211.84%	517.05%	380.48%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.02%, respectively.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Managed Futures Strategy Fund (Consolidated)
	Institutional
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.136	$9.504	$8.813	$8.067	$8.665
Income from investment operations:
Net investment income (loss)[1]	0.241	(0.106)	(0.084)	0.063	0.081
Net realized and unrealized gains (losses) on investments	0.557 [3]	1.607	1.079	1.097	(0.679)

Total from investment operations	0.798	1.501	0.995	1.160	(0.598)

Less distributions:
Distributions from net investment income	(1.085)	(0.262)	—	(0.131)	—
Distributions from net realized gains	(1.299)	(0.607)	(0.304)	(0.283)	—

Total distributions	(2.384)	(0.869)	(0.304)	(0.414)	—

Net asset value, end of year	$8.550	$10.136	$9.504	$8.813	$8.067

Total return	5.85%	17.34%	11.46%	14.70%	(6.90)%
Supplemental data and ratios:
Net assets, end of year	$331,615	$176,686	$483,785	$1,220,564	$961,919
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and fees waived including interest expense[2]	1.21%	1.19%	1.21%	1.25%	1.27%
After expense reimbursement (recapture) and fees waived including interest expense[2]	1.21%	1.19%	1.29%	1.30%	1.30%
Ratio of net investment gain (loss) to average net assets
Before expense reimbursement (recapture) and fees waived	2.52%	(1.12)%	(0.87)%	0.79%	1.03%
After expense reimbursement (recapture) and fees waived	2.52%	(1.12)%	(0.95)%	0.74%	1.00%
Portfolio turnover rate	0.00%	0.00%	0.00%	0.00%	0.00%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Managed Futures Strategy Fund (Consolidated)
	Service
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.893	$9.268	$8.648	$7.914	$8.551
Income from investment operations:
Net investment income (loss)[1]	0.160	(0.136)	(0.129)	0.011	0.035
Net realized and unrealized gains (losses) on investments	0.542 [3]	1.570	1.053	1.077	(0.672)

Total from investment operations	0.702	1.434	0.924	1.088	(0.637)

Less distributions:
Distributions from net investment income	(1.046)	(0.202)	—	(0.071)	—
Distributions from net realized gains	(1.299)	(0.607)	(0.304)	(0.283)	—

Total distributions	(2.345)	(0.809)	(0.304)	(0.354)	—

Net asset value, end of year	$8.250	$9.893	$9.268	$8.648	$7.914

Total return	5.04%	16.94%	10.84%	14.03%	(7.45)%
Supplemental data and ratios:
Net assets, end of year	$498,938,872	$251,272,515	$207,653,403	$221,868,264	$156,397,141
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and fees waived including interest expense[2]	1.52%	1.54%	1.80%	1.85%	1.87%
After expense reimbursement (recapture) and fees waived including interest expense[2]	1.52%	1.54%	1.81%	1.90%	1.90%
Ratio of net investment gain (loss) to average net assets
Before expense reimbursement (recapture) and fees waived	1.52%	(1.47)%	(1.47)%	0.18%	0.47%
After expense reimbursement (recapture) and fees waived	1.52%	(1.47)%	(1.48)%	0.13%	0.44%
Portfolio turnover rate	0.00%	0.00%	0.00%	0.00%	0.00%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Conservative Income Fund
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	April 30, 2018[1] through March 31, 2019
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$9.776	$9.938	$9.899	$9.987	$10.000
Income from investment operations:
Net investment income[2]	0.204	0.049	0.029	0.177	0.153
Net realized and unrealized gains (losses) on investments	(0.136)	(0.159)	0.044	(0.092)	(0.020)[7]

Total from investment operations	0.068	(0.110)	0.073	0.085	0.133

Less distributions:
Distributions from net investment income	(0.215)	(0.052)	(0.034)	(0.173)	(0.144)
Distributions from net realized gains	—	—	—	—	(0.002)

Total distributions	(0.215)	(0.052)	(0.034)	(0.173)	(0.146)

Net asset value, end of period/year	$9.629	$9.776	$9.938	$9.899	$9.987

Total return	0.71%	(1.12)%	0.74%	0.85%	1.34%[3]
Supplemental data and ratios:
Net assets, end of period/year	$11,781,353	$10,911,849	$15,926,192	$6,724,818	$973,527
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.95%	1.06%	1.14%	2.23%	43.40%[5]
After expense reimbursement (recapture) and securities lending credit	0.64%	0.64%	0.64%	0.64%	0.64%[5]
Ratio of net investment income to average net assets[6]
Before expense reimbursement (recapture) and fees waived	1.81%	0.08%	(0.20)%	0.18%	(41.09)%[5]
After expense reimbursement (recapture) and fees waived	2.12%	0.50%	0.30%	1.77%	1.67%[5]
Portfolio turnover rate	398.32%	161.18%	190.65%	190.99%	388.79%[3]

[1]	Commencement of operations.
[2]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[3]	Not annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Annualized.
[6]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[7]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Income Fund
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	April 30, 2018[1] through March 31, 2019
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$9.204	$9.950	$9.857	$9.892	$10.000
Income from investment operations:
Net investment income[2]	0.169	0.208	0.186	0.284	0.079
Net realized and unrealized gains (losses) on investments	(0.742)	(0.745)	0.090[7]	(0.048)[7]	0.016[7]

Total from investment operations	(0.573)	(0.537)	0.276	0.236	0.095

Less distributions:
Distributions from net investment income	(0.167)	(0.209)	(0.183)	(0.266)	(0.203)
Distributions from net realized gains	—	—	—	(0.005)	—

Total distributions	(0.167)	(0.209)	(0.183)	(0.271)	(0.203)

Net asset value, end of period/year	$8.464	$9.204	$9.950	$9.857	$9.892

Total return	(6.21)%	(5.53)%	2.79%	2.34%	0.99%[3]
Supplemental data and ratios:
Net assets, end of period/year	$56,634,190	$44,470,391	$38,031,721	$32,494,874	$3,619,628
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit including interest expense[8]	0.85%	0.88%	0.92%	1.18%	16.23%[5]
After expense reimbursement (recapture) and securities lending credit including interest expense[8]	0.79%	0.79%	0.80%	0.79%	0.79%[5]
Ratio of net investment income to average net assets[6]
Before expense reimbursement (recapture) and fees waived	1.91%	2.02%	1.73%	2.39%	(14.57)%[5]
After expense reimbursement (recapture) and fees waived	1.97%	2.11%	1.85%	2.79%	0.87%[5]
Portfolio turnover rate	300.76%	222.96%	194.13%	247.58%	801.50%[3]

[1]	Commencement of operations.
[2]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[3]	Not annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Annualized.
[6]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[7]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[8]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Growth & Income Fund
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	April 30, 2018[1] through March 31, 2019
Per share data for a share of capital stock outstanding for the entire period/year and selected information for the period/year are as follows:
Net asset value, beginning of period/year	$11.023	$11.683	$8.717	$9.772	$10.000
Income from investment operations:
Net investment income[2]	0.236	0.110	0.134	0.189	0.331
Net realized and unrealized gains (losses) on investments	(0.575)	0.888	2.959	(1.094)	(0.320)[7]

Total from investment operations	(0.339)	0.998	3.093	(0.905)	0.011

Less distributions:
Distributions from net investment income	(0.221)	(0.139)	(0.127)	(0.146)	(0.239)
Distributions from net realized gains	—	(1.519)	—	(0.004)	—

Total distributions	(0.221)	(1.658)	(0.127)	(0.150)	(0.239)

Net asset value, end of period/year	$10.463	$11.023	$11.683	$8.717	$9.772

Total return	(3.02)%	7.90%	35.67%	(9.45)%	0.14%[3]
Supplemental data and ratios:
Net assets, end of period/year	$106,817,174	$116,833,573	$86,833,376	$33,927,659	$4,519,060
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit including interest expense[8]	0.94%	0.87%	0.95%	1.34%	27.58%[5]
After expense reimbursement (recapture) and securities lending credit including interest expense[8]	0.89%	0.81%	0.80%	0.79%	0.79%[5]
Ratio of net investment income to average net assets[6]
Before expense reimbursement (recapture) and fees waived	2.21%	0.86%	1.13%	1.34%	(23.11)%[5]
After expense reimbursement (recapture) and fees waived	2.26%	0.92%	1.28%	1.89%	3.68%[5]
Portfolio turnover rate	73.19%	174.37%	108.96%	159.34%	123.50%[3]

[1]	Commencement of operations.
[2]	Net investment income per share has been calculated based on average shares outstanding during the period/year.
[3]	Not annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Annualized.
[6]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[7]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[8]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.10%, 0.02%, 0.01%, 0.00% and 0.00%, respectively.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2023

1.	Organization

GPS Funds I and GPS Funds II (the “Trusts”) are organized as Delaware statutory trusts under Declarations of Trusts dated January 2, 2001 and October 20, 2010, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. GPS Funds I is comprised of the following 5 funds: GuideMark Large Cap Core Fund, GuideMark Emerging Markets Fund, GuideMark Small/Mid Cap Core Fund, GuideMark World ex-US Fund, GuideMark Core Fixed Income. GPS Funds II is comprised of the following 10 funds: GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund, GuidePath Absolute Return Allocation Fund, GuidePath Multi-Asset Income Allocation Fund, GuidePath Flexible Income Allocation Fund, GuidePath Managed Futures Strategy Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund (collectively, the “Funds”). All of the Funds are classified and operate as diversified funds under the 1940 Act. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund and GuidePath Absolute Return Allocation Fund were seeded on March 4, 2011 and the prospectus went effective on April 1, 2011. The GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund and GuidePath Absolute Return Allocation Fund commenced operations on April 29, 2011. The GuidePath Multi-Asset Income Allocation Fund and GuidePath Flexible Income Allocation Fund commenced operations on August 31, 2012. The GuidePath Managed Futures Strategy Fund commenced operations on January 19, 2016. The GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund commenced operations on April 30, 2018. Each Fund offers two classes of shares: Service Shares and Institutional Shares, except GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund, which are only offered with a single share class. Certain Fund classes were without shares as of the year end; any share activity related to those classes is presented in the Statements of Changes in Net Assets. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2.	Fund of Funds

The GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Absolute Return Allocation Fund, GuidePath Multi-Asset Income Allocation Fund, GuidePath Flexible Income Allocation Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund each operate as a “Fund of Funds,” investing primarily or, in the case of the GuidePath Tactical Allocation Fund, between 10% and 100% of its assets, in registered investment companies, including mutual funds and exchange-traded funds (“ETFs”). The funds in which the Fund of Funds may invest are referred to herein as the “Underlying Funds.” The Advisor believes that investing in Underlying Funds provides each Fund of Funds with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in a Fund of Funds, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, each Fund of Funds may buy Underlying Funds managed by the Advisor or its affiliates, which in turn, invest in various securities, including ETFs. The Fund of Funds may also invest directly in securities and other exchange-traded products, such as exchange-traded notes.

3.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)	Investment Valuation

The Funds value their investments at fair value. Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are generally valued at amortized cost, which approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation. These investments in mutual funds may include investments in affiliated mutual funds. Investments in mutual funds are generally priced using values supplied by the underlying funds themselves. Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share.

Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value in accordance

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

with the requirements of Rule 2a-5. The Board designated the Advisor as Valuation Designee of the Trusts. The Valuation Designee has established a Valuation Committee to oversee the implementation of the valuation procedures on behalf of the Funds.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts).

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, options written, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments.  The Funds’ investments that were categorized as Level 3 include: fair valued securities for which observable inputs are not available.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures approved by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

GuideMark Large Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$572,560,931	$—	0	$572,560,931
Investment Companies	19,692,529	—	—	19,692,529
Real Estate Investment Trusts	8,742,408	—	—	8,742,408
Short Term Investments	5,518,049	—	—	5,518,049
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	99,549,037

Total Investments in Securities	$606,513,917	$—	$—	$706,062,954

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock
Balance as of April 1, 2022	$140,204
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(140,204)
Transfers into/(out of) Level 3	—

Balance as of March 31, 2023	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2023.	$(140,204)

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$142,195	$3,705,376	$—	$3,847,571
Consumer Discretionary	1,046,029	5,071,271	—	6,117,300
Consumer Staples	735,906	3,357,168	0	4,093,074
Energy	319,830	2,500,147	0	2,819,977
Financials	766,952	6,792,627	0	7,559,579
Health Care	40,095	2,195,385	—	2,235,480
Industrials	175,634	2,916,112	—	3,091,746
Information Technology	76,865	8,614,253	0	8,691,118
Materials	789,252	2,100,434	0	2,889,686
Real Estate	—	597,041	22,633	619,674
Utilities	160,607	444,153	—	604,760

Total Common Stocks	4,253,365	38,293,967	22,633	42,569,965
Investment Companies	2,711,675	—	—	2,711,675
Preferred Stocks
Consumer Discretionary	—	68,397	—	68,397
Energy	235,858	—	—	235,858
Financials	258,196	—	—	258,196
Information Technology	—	179,151	—	179,151
Materials	118,871	87,023	—	205,894
Utilities	145,488	—	—	145,488

Total Preferred Stocks	758,413	334,571	—	1,092,984
Real Estate Investment Trusts	20,379	—	—	20,379
Short Term Investments	196,628	—	—	196,628
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	2,941,322

Total Investments in Securities	$7,940,460	$38,628,538	$22,633	$49,532,953

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock
Balance as of April 1, 2022	$0
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	22,633	*

Balance as of March 31, 2023	$22,633

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2023.	$(60,407)

*	Three common stocks transferred from Level 2 to Level 3 due to a lack of observable market data.

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$85,521,680	$—	$6,710	$85,528,390
Investment Companies	3,415,693	—	—	3,415,693
Real Estate Investment Trusts	4,052,719	—	—	4,052,719
Short Term Investments	906,837	—	—	906,837
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	28,266,325

Total Investments in Securities	$93,896,929	$—	$6,710	$122,169,964

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Rights
Balance as of April 1, 2022	$23,760	$322
Purchases	—	—
Sales proceeds and paydowns	—	—
Accreted discounts, net	—	—
Corporate Actions	6,935	—
Realized gain (loss)	544	(2,026)
Change in unrealized appreciation (depreciation)	(24,529)	1,704
Transfers into/(out of) Level 3	—	—

Balance as of March 31, 2023	$6,710	$—

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2023.	$(24,529)	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

GuideMark World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$4,959,016	$—	$4,959,016
Consumer Discretionary	646,522	14,595,953	—	15,242,475
Consumer Staples	1,937,487	9,797,795	—	11,735,282
Energy	2,535,937	5,690,718	—	8,226,655
Financials	2,947,230	15,778,769	—	18,725,999
Health Care	184,638	12,892,441	—	13,077,079
Industrials	1,055,736	15,962,515	—	17,018,251
Information Technology	755,381	5,028,491	—	5,783,872
Materials	1,418,892	6,272,910	—	7,691,802
Real Estate	72,283	1,006,734	—	1,079,017
Utilities	174,556	2,061,485	—	2,236,041

Total Common Stocks	11,728,662	94,046,827	—	105,775,489
Investment Companies	2,882,408	—	—	2,882,408
Preferred Stocks	—	540,457	—	540,457
Real Estate Investment Trusts	—	137,418	—	137,418
Short Term Investments	601,189	—	—	601,189
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	5,299,517

Total Investments in Securities	$15,212,259	$94,724,702	$—	$115,236,478

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$13,625,184	$—	$13,625,184
Collateralized Mortgage Obligations	—	27,885,890	—	27,885,890
Corporate Obligations	—	40,866,548	—	40,866,548
Foreign Government Debt Obligations	—	2,061,031	—	2,061,031
Mortgage Backed Securities – U.S. Government Agency	—	64,236,122	—	64,236,122
Municipal Debt Obligations	—	3,189,421	—	3,189,421
U.S. Treasury Obligations	—	40,959,745	—	40,959,745

Total Fixed Income	—	192,823,941	—	192,823,941
Short Term Investments	10,700,062	—	—	10,700,062
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	1,689,338

Total Investments in Securities	$10,700,062	192,823,941	$—	$205,213,341

Other Financial Instruments**
Futures	$(149,048)	$—	$—	$(149,048)
Options Written	—	(44,233)	—	(44,233)
Swaps	—	149,774	—	149,774

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, options written and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument, while options written are reflected at fair value.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

GuidePath Growth Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$940,422,160	$—	$—	$940,422,160
Short Term Investments	13,967,727	—	—	13,967,727
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	150,405,813

Total Investments in Securities	$954,389,887	$—	$—	$1,104,795,700

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$423,625,119	$—	$—	$423,625,119
Short Term Investments	718	—	—	718
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	62,421,423

Total Investments in Securities	$423,625,837	$—	$—	$486,047,260

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$352,096,612	$—	$—	$352,096,612
Short Term Investments	147,014,890	—	—	147,014,890
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	104,514,306

Total Investments in Securities	$499,111,502	$—	$—	$603,625,808

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$222,031,990	$—	$—	$222,031,990
Short Term Investments	2,162,658	—	—	2,162,658
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	25,105,887

Total Investments in Securities	$224,194,648	$—	$—	$249,300,535

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

GuidePath Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$87,941,898	$—	$—	$87,941,898
Short Term Investments	922,727	—	—	922,727
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	18,881,022

Total Investments in Securities	$88,864,625	$—	$—	$107,745,647

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$289,585,257	$—	$—	$289,585,257
Short Term Investments	5,769,035	—	—	5,769,035
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	58,689,441

Total Investments in Securities	$295,354,292	$—	$—	$354,043,733

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total
Short Term Investments	$16,882,323	$469,511,023	$—	$486,393,346

Total Investments in Securities	$16,882,323	$469,511,023	$—	486,393,346

Other Financial Instruments*
Futures	$(8,356,152)	$—	$—	(8,356,152)
Forward Currency Contracts	$—	$(408,160)	$—	$(408,160)

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath Conservative Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$4,959,046	$—	$—	$4,959,046
Short Term Investments	4,608,659	2,210,175	—	6,818,834
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	1,325,946

Total Investments in Securities	$9,567,705	$2,210,175	$—	$13,103,826

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

GuidePath Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$55,242,845	$—	$—	$55,242,845
Short Term Investments	1,321,403	—	—	1,321,403
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	305,100

Total Investments in Securities	$56,564,248	$—	$—	$56,869,348

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$37,416,625	$—	$—	$37,416,625
Investment Companies	38,209,411	—	—	38,209,411
Short Term Investments	22,024,000	8,840,700	—	30,864,700
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	12,585,208

Total Investments in Securities	$97,650,036	$8,840,700	$—	$119,075,944

Other Financial Instruments**
Futures	$145,604	$—	$—	$145,604
Options Written	(147,980)	—	—	(147,980)

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as unrealized appreciation (depreciation) on the instrument, while options written are reflected at fair value.

For further information regarding security characteristics, see the Schedule of Investments.

(b)	Consolidation of Subsidiary

The GuidePath Managed Futures Strategy Fund may invest up to 25% of its total assets in GuidePath Managed Futures Strategy Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by GuidePath Managed Futures Strategy Fund. The financial statements of the GuidePath Managed Futures Strategy Fund include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The GuidePath Managed Futures Strategy Fund had 3.42% of its total assets invested in the Subsidiary as of March 31, 2023.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

(c)	Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

(d)	Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(e)	Federal Income Taxes

The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. As of and during the year ended March 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the fiscal year ended March 31, 2023, the Funds did not incur any interest or penalties. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(g)	Indemnifications

Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(h)	Expenses

Many expenses of the Funds can be directly attributed to a specific Fund. Additionally, some expenses can be directly attributed to a specific Trust, in which case the expense is apportioned among the Funds within that Trust based on relative net assets. Expenses that cannot be directly attributed to a specific Fund or Trust are apportioned among all the Funds based on relative net assets. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

(i)	Organization and Offering Costs

Organization costs consist of costs incurred to establish a Fund and enable it legally to do business. The Funds expense organizational costs as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note 4). Offering costs are accounted for as deferred costs until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis.

(j)	Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest recorded using the effective yield method is accrued daily. Withholding taxes on foreign dividends and taxes on capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided in accordance with the Trusts’ understanding of the applicable country’s tax rules and rates. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution.

(k)	Distributions to Shareholders

The Funds, with the exception of the Core Fixed Income Fund, Multi-Asset Income Allocation Fund, Flexible Income Allocation Fund, Conservative Income Fund, Income Fund and Growth and Income Fund will distribute any net investment income at least annually. The Core Fixed Income Fund, Multi-Asset Income Allocation Fund and Flexible Income Allocation Fund will distribute any net investment income quarterly. The Conservative Income Fund, Income Fund and Growth and Income Fund will generally distribute any net investment income monthly. All of the Funds will generally distribute any net realized long or short-term capital gains at least annually. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(l)	Derivatives

Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

Forward Currency Contracts

The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. All of the Funds may invest in options that are listed on U.S. exchanges or traded over the counter. Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange-traded options, or the options are not exchange-traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange. The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Futures

Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.

The Funds may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Funds may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps

The Funds may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Funds may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their swap, cap, floor and collar positions.

Swap agreements are valued using the daily mean and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Derivative Instruments and Hedging Activities

Each Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.

GuideMark Core Fixed Income Fund

During the period, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX and CMBX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on short, medium, and long-term U.S. Treasury debt.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX, CMBX, purchased and sold (wrote) options to efficiently manage investment grade credit exposure.

Statements of Assets and Liabilities – Values of Derivative Instruments as of March 31, 2023

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Credit Contracts – Swaps	Appreciation on swap agreements	$—	Depreciation on swap agreements	$1,474

Interest Rate Contracts – Swaps	Appreciation on swap agreements	157,527	Depreciation on swap agreements	6,279

Interest Rate Contracts – Futures*	Unrealized appreciation on futures contracts**	200,585	Unrealized depreciation on futures contracts**	349,633

Credit Contracts – Options	Options written, at value	—	Options written, at value	44,233
Total		$358,112		$401,619

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations for the year ended March 31, 2023

Amount of Realized Gain or (Loss) on Derivatives
	Futures Contracts	Swaps	Options	Total
Credit Contracts	$—	$(659,000)	$732,170	$73,170
Interest Rate Contracts	2,558,042	275,053	—	2,833,095

Total	$2,558,042	$(383,947)	$732,170	$2,906,265

Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Futures Contracts	Swaps	Options	Total
Credit Contracts	$—	$(1,474)	$(2,867)	$(4,341)
Interest Rate Contracts	(422,107)	(135,659)	—	(557,766)

Total	$(422,107)	$(137,133)	$(2,867)	$(562,107)

GuidePath Managed Futures Strategy Fund

The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the year ended March 31, 2023, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

Consolidated Statements of Assets and Liabilities – Values of Derivative Instruments as of March 31, 2023

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity Contracts – Futures*	Unrealized appreciation on futures contracts**	$3,119,921	Unrealized depreciation on futures contracts**	$5,335,390

Equity Contracts – Futures*	Unrealized appreciation on futures contracts**	4,388,732	Unrealized depreciation on futures contracts**	1,466,531

Foreign Exchange Contracts – Forward Currency Contracts	Unrealized appreciation on forward currency contracts	1,633,057	Unrealized depreciation on forward currency contracts	2,041,217

Foreign Exchange Contracts – Futures*	Unrealized appreciation on futures contracts**	385,773	Unrealized depreciation on futures contracts**	1,945,282

Interest Rate Contracts – Futures*	Unrealized appreciation on futures contracts**	251,409	Unrealized depreciation on futures contracts**	7,754,784
Total		$9,778,892		$18,543,204

*	Includes cumulative appreciation/depreciation as reported on the Consolidated Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Consolidated Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2023

Amount of Realized Gain (Loss) on Derivatives
	Futures Contracts	Forward Currency Contracts
Commodity Contracts	$(10,342,180)	$—
Equity Contracts	(28,982,320)	—
Foreign Exchange Contracts	17,145,207	1,098,762
Interest Rate Contracts	35,031,155	—

Total	$12,851,862	$1,098,762

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures Contracts	Forward Currency Contracts
Commodity Contracts	$(6,216,962)	$—
Equity Contracts	3,753,839	—
Foreign Exchange Contracts	(3,347,609)	1,410,840
Interest Rate Contracts	(19,917,639)	—

Total	$(25,728,371)	$1,410,840

GuidePath Growth and Income Fund

During the year, the Fund used equity derivatives including S&P 500 Index futures and S&P 500 Index and ETFs options, for both hedging and investment purposes, primarily risk management, and the pursuit of excess premium opportunities. The Fund used futures contracts during the year primarily to manage portfolio risk (volatility). The Fund wrote collateralized put options in an attempt to generate returns through receiving the option premiums; together with investments in fixed income instruments, it intended to lower the volatility relative to as if the Fund held the S&P 500 index.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

Statements of Assets and Liabilities – Values of Derivative Instruments as of March 31, 2023

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity Contracts – Futures*	Unrealized appreciation on futures contracts**	$145,604	Unrealized depreciation on futures contracts**	$—

Equity Contracts – Options	Options written, at value	—	Options written, at value	147,980
Total		$145,604		$147,980

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations for the year ended March 31, 2023

Amount of Realized Gain (Loss) on Derivatives
	Futures Contracts	Options Written
Equity Contracts	$(1,228,020)	$(1,033,354)

Total	$(1,228,020)	$(1,033,354)

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures Contracts	Options Written
Equity Contracts	$91,575	$(132,960)

Total	$91,575	$(132,960)

Volume Disclosures

The average monthly value outstanding of options written during the year ended March 31, 2023 were as follows:

	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund	GuidePath Growth and Income Fund
Options Written	$(64,537)	$—	$(596,076)

The average monthly notional amount outstanding of futures, forwards and swaps during the year ended March 31, 2023 were as follows:

Long Positions	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund	GuidePath Growth and Income Fund
Futures	$8,847,898	$264,039,565	$1,780,974
Forwards	$—	$105,051,097	$—
Swaps	$3,791,923	$—	$—

Short Positions	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund	GuidePath Growth and Income Fund
Futures	$(23,125,406)	$(1,652,302,143)	$(7,396,279)
Forwards	$—	$(78,371,822)	$—

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

Offsetting Assets and Liabilities

GuideMark Core Fixed Income Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of March 31, 2023, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Swaps
Morgan Stanley	$157,527	$—	$157,527	$(7,753)	$—	$149,774

	$157,527	$—	$157,527	$(7,753)	$—	$149,774

Liabilities				Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Futures*
Citigroup	$38,007	$—	$38,007	$(38,007)	$—	$—
Options written
Goldman Sachs	44,233	—	44,233	(44,233)	—	—
Swaps
Morgan Stanley	7,753	—	7,753	(7,753)	—	—

	$89,993	$—	$89,993	$(89,993)	$—	$—

*	Cumulative appreciation/depreciation on futures contracts is reported in the Schedule of Open Futures Contracts – variation margin and receivable/payable for unsettled open futures contracts presented above is presented in the Statements of Assets and Liabilities.

GuidePath Managed Futures Strategy Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

The table below, as of March 31, 2023, discloses both gross information and net information about instruments and transactions eligible for offset in the Consolidated Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Consolidated Statements of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset in the Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Forward
UBS AG	$1,633,057	$—	$1,633,057	$(1,633,057)	$—	$—
Futures*
Goldman Sachs	2,863,109	(2,545,577)	317,532	(317,532)	—	—

	$4,496,166	$(2,545,577)	$1,950,589	$(1,950,589)	$—	$—

Liabilities				Gross Amounts not offset in the Consolidated Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Forward
UBS AG	$2,041,217	$—	$2,041,217	$(1,633,057)	$(408,160)	$—
Futures*
Goldman Sachs	4,712,451	(2,545,577)	2,166,874	(317,532)	(1,849,342)	—

	$6,753,668	$(2,545,577)	$4,208,091	$(1,950,589)	$(2,257,502)	$—

*	Cumulative appreciation/ depreciation on futures contracts is reported in the Consolidated Schedule of Open Futures Contracts – variation margin and recievable/payable for unsettled open futures contracts presented above is presented in the Consolidated Statements of Assets and Liabilities.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

GuidePath Growth and Income Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

The table below, as of March 31, 2023, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Futures
Morgan Stanley	$84,000	$—	$84,000	$—	$—	$84,000

	$84,000	$—	$84,000	$—	$—	$84,000

Liabilities				Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Options Written
Interactive Brokers	$147,980	$—	$147,980	$(147,980)	$—	$—

	$147,980	$—	$147,980	$(147,980)	$—	$—

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 7 for collateral related to securities on loan.

(m)	Securities Purchased or Sold on a Forward-Commitment Basis The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(n)	Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in these types of securities make a fund more susceptible to additional risks. These risks include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

(o)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gain (loss) on foreign currencies include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.

(p)	Restricted and Illiquid Securities

No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of it’s net assets in illiquid investments that are assets. The Advisor, with the assistance of the sub-advisors and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the applicable Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under the Funds’ liquidity guidelines.

(q)	Auction Rate Securities

The Core Fixed Income Fund and each of the GPS Funds II portfolios may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities.

(r)	Short Sales

Although not currently part of any Fund’s principal investment strategy, each Fund has the ability to make equity short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

(s)	Trustee Compensation

Effective April 1, 2023, for the services performed as Trustees of the consolidated Board of GPS Funds I and GPS Funds II, the Independent Trustees receive a retainer fee of $110,000 per year, $5,000 for each quarterly meeting and annual agreement renewal review meeting, whether held in-person or telephonically, $5,000 for each special meeting attended in person and $2,500 for each special meeting attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The fees are allocated proportionally to each Fund within the Trusts based on total assets under management.

During the fiscal year ended March 31, 2023, the Independent Trustees received a retainer fee of $90,000 per year, $5,000 for each quarterly meeting and annual agreement renewal review meeting, whether held in-person or telephonically, $5,000 for each special meeting attended in person and $2,500 for each special meeting attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at such meetings.

The “interested persons” who serve as Trustees of the Trusts receive no compensation from the Trusts for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

(t)	Pending Litigation

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

(u)	Participatory Notes (“participation notes”)

Each Fund may invest in participation notes. Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange). Participation notes are often used to gain exposure to securities of companies in the markets that restrict foreign ownership of local companies.

The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies. Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk. These securities have been deemed to be liquid as of March 31, 2023.

4.	Investment Advisor

Each Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark, Inc. (the “Advisor” or “AssetMark”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. The Cayman subsidiary of the GuidePath Managed Futures Strategy Fund aslo has an Investment Advisory Agreement with AssetMark, with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

Under the terms of the Agreement, the Funds compensate the Advisor monthly for its management services at the following annual contractual rates, based on each Fund’s average daily net assets:

Large Cap Core Fund	0.45%
Emerging Markets Fund	0.59%
Small/Mid Cap Core Fund	0.57%
World ex-US Fund	0.50%
Core Fixed Income Fund	0.40%
Growth Allocation Fund	0.25%
Conservative Allocation Fund	0.25%
Tactical Allocation Fund	0.35%
Absolute Return Allocation Fund	0.35%
Multi-Asset Income Allocation Fund	0.35%
Flexible Income Allocation Fund	0.25%
Managed Futures Strategy Fund	1.05%
Conservative Income Fund	0.35%
Income Fund	0.45%
Growth and Income Fund	0.45%

AssetMark also provides certain administrative services to the shares of the Conservative Income Fund, Income Fund and Growth and Income Fund, and to the Service Shares of the remaining Funds, pursuant to Administrative Services Agreements between the Funds and AssetMark, for which AssetMark receives a monthly fee at an annual rate of 0.25% of the average daily net assets of the applicable class of shares of each Fund. Pursuant to an administrative services agreement, AssetMark provides services in connection with the operation and administration of the AssetMark Platform, including, among other things, back-office, administrative, custodial support and clerical services. Investors holding shares of the Funds outside of the AssetMark Platform are subject to these administrative services fees, but may not receive all of the related services.

In addition, GPS Funds I and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive, 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion.

Each Fund and the Advisor have also entered into an Expense Limitation Agreement under which the Advisor has agreed to waive, through July 31, 2024, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Fund’s net annual operating expenses (excluding taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the following rates (“Expense Limits”), based on daily net assets of each class of each Fund:

	Service Class	Institutional Class	Single Class
Large Cap Core Fund	0.99%	0.64%	—
Emerging Markets Fund	1.40%	1.05%	—
Small/Mid Cap Core Fund	1.20%	0.85%	—
World ex-US Fund	1.14%	0.79%	—
Core Fixed Income Fund	0.94%	0.59%	—
Growth Allocation Fund	0.75%	0.40%	—
Conservative Allocation Fund	0.45%	0.10%	—
Tactical Allocation Fund	0.85%	0.50%	—
Absolute Return Allocation Fund	0.55%	0.20%	—
Multi-Asset Income Allocation Fund	0.85%	0.50%	—
Flexible Income Allocation Fund	0.50%	0.15%	—
Managed Futures Strategy Fund	1.65%	1.30%	—
Conservative Income Fund	—	—	0.64%
Income Fund	—	—	0.79%
Growth and Income Fund	—	—	0.79%

Any such contractual waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s Expense Limits at the time of the waiver, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the calendar month in which the fee or expense was waived or reimbursed. As of March 31, 2023, Large Cap Core Fund, Emerging Markets Fund Service Class Shares, Small/Mid Cap Core Fund, Growth Allocation Fund, Tactical Allocation Fund, Multi-Asset Income Allocation Fund and Managed Futures Strategy Fund have recouped all potential recoverable waivers or reimbursed expenses.

The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Funds listed below in order to keep these Funds at their Expense Limits. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2024	Year of Expiration 03/31/2025	Year of Expiration 03/31/2026
Emerging Markets Fund	$—	$—	$219,516
World ex-US Fund	20	144,468	110,946
Core Fixed Income Fund	123,677	89,424	80,939
Conservative Allocation Fund	725,482	812,082	671,969
Absolute Return Allocation Fund	590,940	312,450	692,243
Flexible Income Allocation Fund	289,266	212,963	308,528
Conservative Income Fund	38,716	53,047	31,182
Income Fund	25,172	3,614	18,873
Growth and Income Fund	79,155	43,413	2,958

Sub-advisory services are provided to certain of the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

5.	Service, Custody, and Line of Credit Agreements

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a Custody Agreement with U.S. Bank, N.A. (“USB” or the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services.

The Funds have established a line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Funds’ portfolios as collateral. The LoC was renewed July 26, 2022 and will mature, unless renewed, on July 25, 2023. Borrowing under the LoC is limited to the lesser of 20% of the gross market value of a Fund, 20% of specific marketable securities acceptable to USB, or $250,000,000 for all Funds. The interest rate paid by the Funds on outstanding borrowings is equal to the prime rate, which was 8.00% at March 31, 2023. The Funds have authorized USB to charge any of the custody accounts of the Funds for any missed payments by the Funds. Interest expense incurred for the Funds is disclosed on the Statements of Operations.

During the year April 1, 2022 to March 31, 2023, the details of the borrowings were as follows:

Fund	Average Daily Borrowings	Weighted Average Annualized Interest Rate	Maximum Borrowings
Large Cap Core Fund	$8,008	7.09%	$852,000
Emerging Markets Fund	75,652	5.49%	3,712,000
World ex-US Fund	32,301	7.35%	3,036,000
Growth Allocation Fund	1,142,592	5.68%	77,574,000
Conservative Allocation Fund	544,822	5.45%	43,493,000
Absolute Return Allocation Fund	1,479,195	6.57%	87,465,000
Multi-Asset Income Allocation Fund	122,118	5.62%	7,927,000
Flexible Income Allocation Fund	136,277	5.16%	21,521,000
Growth and Income Fund	83,808	3.62%	14,512,000

As of March 31, 2023, the GuidePath Conservative Allocation Fund had outstanding borrowings of $960,000. No other Fund had outstanding borrowings as of March 31, 2023.

6.	Securities Lending

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with the Custodian. Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

During the year ended March 31, 2023, the Funds had loaned securities that were collateralized by cash. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. The Funds also receive compensation in the form of fees which depend on a number of factors including the type of security and length of the loan. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending credit.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral
Large Cap Core Fund	$99,549,037
Emerging Markets Fund	2,941,322
Small/Mid Cap Core Fund	28,266,325
World ex-US Fund	5,299,517
Core Fixed Income Fund	1,689,338
Growth Allocation Fund	150,405,813
Conservative Allocation Fund	62,421,423
Tactical Allocation Fund	104,514,306
Absolute Return Allocation Fund	25,105,887
Multi-Asset Income Allocation Fund	18,881,022
Flexible Income Allocation Fund	58,689,441
Managed Futures Strategy Fund	—
Conservative Income Fund	1,325,946
Income Fund	305,100
Growth & Income Fund	12,585,208

Amounts related to agreements not included in offsetting disclosure in Note 3 (Offsetting Assets and Liabilities).	$571,979,685

7.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the year ended March 31, 2023 are summarized below.

	Purchases	Sales
Large Cap Core Fund	$251,234,201	$271,717,517
Emerging Markets Fund	22,537,417	38,110,860
Small/Mid Cap Core Fund	23,788,231	24,624,987
World ex-US Fund	54,247,019	61,935,163
Core Fixed Income Fund*	533,397,557	562,514,590
Growth Allocation Fund	220,780,326	278,386,615
Conservative Allocation Fund	208,693,921	247,945,279
Tactical Allocation Fund	778,093,366	711,881,955

	Purchases	Sales
Absolute Return Allocation Fund	$526,432,090	$511,937,691
Multi-Asset Income Allocation Fund	61,858,757	72,975,476
Flexible Income Allocation Fund	1,432,162,254	1,432,595,576
Managed Futures Strategy Fund	—	—
Conservative Income Fund	32,221,083	30,368,087
Income Fund	175,673,672	159,680,888
Growth and Income Fund	52,736,436	57,302,603

*	Included in these amounts were $491,182,880 of purchases and $506,817,803 of sales of U.S. Government Securities.

8.	Transactions with Affiliates

The GuidePath Flexible Income Allocation Fund owned 5% or more of the voting securities of the following company during the year ended March 31, 2023. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2022	Purchases	Sales	Realized Gain (Loss)
WisdomTree Bloomberg U.S. Dollar Bullish Fund[1]	$11,530,173	$14,539,175	$16,061,856	$(233,659)
iShares MSCI Kokasui ETF	—	11,060,244	1,342,429	8,788

	$11,530,173	$25,599,419	$17,404,285	$(224,871)

Issuer	Change in Unrealized Appreciation (Depreciation)	Distributions Received		Fair Value as of March 31, 2023	Share Balance as of March 31, 2023
WisdomTree Bloomberg U.S. Dollar Bullish Fund[1]	$(105,277)	$719,262	[2]	$9,668,556	370,869
iShares MSCI Kokasui ETF	283,767	—		10,010,370	114,135

	$178,490	$719,262		$19,678,926	485,004

[1]	No longer an affiliate as of March 31, 2023.
[2]	Includes Dividends from affiliated investments and Net long-term capital gain distributions received from affiliated registered investment companies on the Statement of Operations.

9.	Covid-19 Pandemic

The global outbreak of COVID-19, first detected in China in December 2019, has disrupted economic markets and the long-term economic impact is uncertain. The operational and financial performance of the issuers of securities in which a Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

10.	LIBOR Discontinuation

Certain variable rate securities use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a planned phase out of LIBOR by the end of 2021. Although many LIBOR rates were phased out at the end of 2021 as originally intended, certain widely used US dollar (USD) LIBOR rate settings (overnight, 1-, 3- ,6-, and 12-month) will continue to be published in representative forms until June 30, 2023 in order to assist with the market transition away from LIBOR-based instruments. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The transition to alternative rates may adversely affect the value or liquidity of certain LIBOR-based investments or reduce the effectiveness of related transactions such as hedges and the ultimate impact of the transition on markets generally remains uncertain.

11.	Ukraine/Russia War

On February 24, 2022, Russia commenced a military attack on Ukraine. This has led to various countries, including the US, imposing economic sanctions on certain Russian individuals and entities. In response to these events, the Russian government has imposed capital controls to restrict movements of capital entering and exiting the country. The conflict and related events have and may continue to result in price volatility and liquidity constraints. Future market disruptions as a result of the war cannot be predicted, but could be significant and may include adverse effects on global economic growth as well as the markets for certain securities and commodities, such as oil and natural gas, among other sectors. The duration of the conflict, potential for escalation and ultimate effects on the Funds cannot currently be predicted.

12.	Financials Sector

Financial services companies are subject to risks related to changes in governmental regulation, the availability and cost of capital, changes in interest rates and/or monetary policy and competitive pressures. In addition, financial services companies are often more highly leveraged than other companies, which carries additional inherent risk, particularly during times of market volatility or monetary tightening. Deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets, negatively affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the global financial markets and may cause certain financial services companies to incur substantial losses. The value of securities issued by companies in the financials sector may dramatically decline if financial services issuers experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Adverse economic or political developments could also adversely affect financial institutions engaged in mortgage related finance or other lending or investing activities directly or indirectly connected to the value of real estate.

13.	Other Tax Information

Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to CFC income reversal, distribution in excess of taxable income, non-deductable excise tax paid, partnerships and equalization. On the Statements of Assets and Liabilities, the following adjustments were made:

	Total Distributable Earnings (Loss)	Capital Stock
Large Cap Core Fund	$(1,144,681)	$1,144,681
Emerging Markets Fund	499,425	(499,425)
Small/Mid Cap Core Fund	—	—
World ex-US Fund	(1,451,625)	1,451,625
Core Fixed Income Fund	—	—
Growth Allocation Fund	(6,212,695)	6,212,695
Conservative Allocation Fund	14,294	(14,294)
Tactical Allocation Fund	—	—
Absolute Return Allocation Fund	16,347	(16,347)
Multi-Asset Income Allocation Fund	—	—
Flexible Income Allocation Fund	1,659	(1,659)
Managed Futures Strategy Fund	10,032,796	(10,032,796)
Conservative Income Fund	—	—
Income Fund	554	(554)
Growth and Income Fund	—	—

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

The Funds intend to utilize capital loss carryforwards to offset future realized capital gains. Losses are carried forward indefinitely and any corresponding loss character is retained. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses
	Short Term	Long Term	Utilized
Large Cap Core Fund	$—	$—	$—
Emerging Markets Fund	—	—	—
Small/Mid Cap Core Fund	—	—	—
World ex-US Fund	—	—	—
Core Fixed Income Fund	7,636,772	6,023,841	—
Growth Allocation Fund	—	—	—
Conservative Allocation Fund	2,603,613	7,701,402	—
Tactical Allocation Fund	7,351,658	8,645,327	—
Absolute Return Allocation Fund	11,046,175	14,359,697	—
Multi-Asset Income Allocation Fund	565,064	4,491,439	144,419
Flexible Income Allocation Fund	38,986,676	9,472,286	—
Managed Futures Strategy Fund	—	—	—
Conservative Income Fund	462,161	50,222	—
Income Fund	5,421,355	1,104,747	—
Growth and Income Fund	1,022,669	3,079,690	—

Additionally, at March 31, 2023, the Funds deferred on a tax basis losses as follows:

	Ordinary Late Year Loss	Capital Loss
Large Cap Core Fund	$—	$—
Emerging Markets Fund	87,320	506,958
Small/Mid Cap Core Fund	77,932	364,519
World ex-US Fund	—	—
Core Fixed Income Fund	—	—
Growth Allocation Fund	—	—
Conservative Allocation Fund	—	—
Tactical Allocation Fund	—	—
Absolute Return Allocation Fund	—	—
Multi-Asset Income Allocation Fund	—	—
Flexible Income Allocation Fund	—	—
Managed Futures Strategy Fund	7,759,883	71,122,613
Conservative Income Fund	—	—
Income Fund	—	—
Growth and Income Fund	—	—

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.

The character of distributions for tax purposes paid during the fiscal years ended March 31, 2023 and March 31, 2022 are as follows:

	Year Ended March 31, 2023
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Large Cap Core Fund	$3,230,813	$42,887,062	$—
Emerging Markets Fund	1,979,243	5,054,436	—
Small/Mid Cap Core Fund	415,207	1,643,644	—
World ex-US Fund	2,185,741	753,332	—
Core Fixed Income Fund	4,236,587	—	—
Growth Allocation Fund	2,497,998	33,002,940	—
Conservative Allocation Fund	7,210,860	1,410,637	—
Tactical Allocation Fund	13,932,446	8,621,703	—
Absolute Return Allocation Fund	7,994,774	—	—
Multi-Asset Income Allocation Fund	3,695,270	—	—
Flexible Income Allocation Fund	7,455,369	2,197,965	—
Managed Futures Strategy Fund	77,138,457	33,039,636	—
Conservative Income Fund	333,852	—	—
Income Fund	1,084,689	—	—
Growth and Income Fund	2,147,781	—	—

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023

	Year Ended March 31, 2022
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Large Cap Core Fund	$4,380,405	$17,492,713	$—
Emerging Markets Fund	2,454,324	5,150,349	—
Small/Mid Cap Core Fund	1,322,987	10,865,602	—
World ex-US Fund	1,530,013	—	—
Core Fixed Income Fund	2,772,722	1,924,511	—
Growth Allocation Fund	15,113,758	16,949,619	—
Conservative Allocation Fund	11,536,921	6,206,078	—
Tactical Allocation Fund	39,531,728	9,786,060	—
Absolute Return Allocation Fund	4,479,391	—	—
Multi-Asset Income Allocation Fund	3,347,756	—	—
Flexible Income Allocation Fund	8,322,123	—	—
Managed Futures Strategy Fund	14,193,380	5,162,678	—
Conservative Income Fund	69,357	—	6,986
Income Fund	918,444	—	—
Growth and Income Fund	6,681,000	8,349,427	78,293

At March 31, 2023, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund	World ex-US Fund	Core Fixed Income Fund
Cost of Portfolio*	$509,500,945	$44,091,727	$100,968,953	$93,420,022	$219,518,983

Gross Unrealized Appreciation	$220,341,637	$11,760,660	$31,665,485	$26,493,785	$1,281,587
Gross Unrealized Depreciation	(23,779,628)	(6,428,040)	(10,464,474)	(4,426,421)	(15,630,736)

Net Unrealized Appreciation/(Depreciation)	196,562,009	5,332,620	21,201,011	22,067,364	(14,349,149)

Undistributed Ordinary Income	1,209,660	—	—	2,469,488	380,837
Undistributed Long-Term Cap Gains	—	—	—	1,248,984	—
Other Accumulated Gains/(Losses)	—	(594,278)	(442,508)	—	(13,660,613)

Total Distributable Earnings/(Loss)	197,771,669	4,738,342	20,758,503	25,785,836	(27,628,925)

	Growth Allocation Fund	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund	Multi-Asset Income Allocation Fund
Cost of Portfolio*	$878,808,763	$468,284,753	$593,708,303	$254,307,846	$104,704,992

Gross Unrealized Appreciation	$251,635,775	$42,492,539	$36,602,716	$3,348,597	$9,524,974
Gross Unrealized Depreciation	(25,648,838)	(24,730,031)	(26,685,211)	(8,355,908)	(6,484,319)

Net Unrealized Appreciation/(Depreciation)	225,986,937	17,762,508	9,917,505	(5,007,311)	3,040,655

Undistributed Ordinary Income	7,014,607	5,795,832	6,818,603	2,733,574	199,649
Undistributed Long-Term Cap Gains	—	—	—	—	—
Other Accumulated Gains/(Losses)	(7,293)	(10,312,308)	(16,004,278)	(25,413,165)	(5,056,503)

Total Distributable Earnings/(Loss)	232,994,251	13,246,032	731,830	(27,686,902)	(1,816,199)

	Flexible Income Allocation Fund	Managed Futures Strategy Fund	Conservative Income Fund	Income Fund	Growth and Income Fund
Cost of Portfolio*	$354,174,661	$486,451,185	$13,104,358	$59,316,553	$114,776,202

Gross Unrealized Appreciation	$3,456,496	$2,827,097	$17,217	$439,125	$7,465,863
Gross Unrealized Depreciation	(3,587,424)	(2,107,540)	(17,749)	(2,886,328)	(3,166,694)

Net Unrealized Appreciation/(Depreciation)	(130,928)	719,557	(532)	(2,447,203)	4,299,169

Undistributed Ordinary Income	396,125	—	9,147	9,202	48,822
Undistributed Long-Term Cap Gains	—	—	—	—	—
Other Accumulated Gains/(Losses)	(48,458,962)	(82,009,163)	(512,383)	(6,526,102)	(4,102,359)

Total Distributable Earnings/(Loss)	(48,193,765)	(81,289,606)	(503,768)	(8,964,103)	245,632

The differences between book-basis and tax-basis unrealized appreciation and depreciation are primarily attributable to the tax deferral of losses on wash sales and other temporary differences.

*	Portfolio includes investments and derivative contracts

GuideMark Funds & GuidePath Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of GPS Funds I and GPS Funds II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, open futures contracts, options written, and open swap contracts (including the consolidated statement of assets and liabilities and consolidated schedules of investments, open futures contracts, and open forward currency contracts of GuidePath® Managed Futures Strategy Fund), of GPS Funds I and GPS Funds II comprising the funds listed below (the “Funds”) as of March 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
GuideMark® Large Cap Core Fund,	For the year ended March 31, 2023	For the years ended March 31, 2023 and 2022	For the years ended March 31, 2023, 2022, 2021, 2020, and 2019
GuideMark® Emerging Markets Fund,
GuideMark® Small/Mid Cap Core Fund,
GuideMark® World ex-US Fund,
GuideMark® Core Fixed Income Fund,
GuidePath® Growth Allocation Fund,
GuidePath® Conservative Allocation Fund,
GuidePath® Tactical Allocation Fund,
GuidePath® Absolute Return Allocation Fund,
GuidePath® Multi-Asset Income Allocation Fund, and
GuidePath® Flexible Income Allocation Fund

GuidePath® Managed Futures Strategy Fund	Consolidated for the year ended March 31, 2023	Consolidated for the years ended March 31, 2023 and 2022	Consolidated for the years ended March 31, 2023, 2022, 2021, 2020, and 2019

GuidePath® Conservative Income Fund, GuidePath® Income Fund, and GuidePath® Growth and Income Fund	For the year ended March 31, 2023	For the years ended March 31, 2023 and 2022	For the years ended March 31, 2023, 2022, 2021, 2020, and for the period from April 30, 2018 (commencement of operations) through March 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2014.

/s/ COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 30, 2023

GuideMark Funds & GuidePath Funds

ADDITIONAL INFORMATION

March 31, 2023

Additional Information

1.	Shareholder Notification of Federal Tax Status (Unaudited)

The Funds designated the following percentages of dividends during the fiscal year ended March 31, 2023 as dividends qualifying for the dividends received deduction available to corporate shareholders and as dividends from net investment income that are qualifying income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively:

	Dividends received deduction % for corporate shareholders	% of dividends as qualified income
Large Cap Core Fund	100.00%	100.00%
Emerging Markets Fund	0.00%	92.27%
Small/Mid Cap Core Fund	100.00%	100.00%
World ex-US Fund	0.00%	100.00%
Core Fixed Income Fund	0.00%	0.00%
Growth Allocation Fund	44.75%	93.98%
Conservative Allocation Fund	14.16%	33.85%
Tactical Allocation Fund	11.85%	12.13%
Absolute Return Allocation Fund	0.07%	0.53%
Multi-Asset Income Allocation Fund	27.67%	49.47%
Flexible Income Allocation Fund	2.13%	2.16%
Managed Futures Strategy Fund	0.00%	0.00%
Conservative Income Fund	0.00%	0.00%
Income Fund	3.15%	3.17%
Growth and Income Fund	51.63%	82.41%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) for each Fund were as follows (unaudited).

% of dividends as short-term capital gain
Large Cap Core Fund	0.00%
Emerging Markets Fund	0.00%
Small/Mid Cap Core Fund	0.00%
World ex-US Fund	0.00%
Core Fixed Income Fund	0.00%
Growth Allocation Fund	26.52%
Conservative Allocation Fund	2.33%
Tactical Allocation Fund	100.00%
Absolute Return Allocation Fund	0.00%
Multi-Asset Income Allocation Fund	0.00%
Flexible Income Allocation Fund	0.00%
Managed Futures Strategy Fund	36.29%
Conservative Income Fund	0.00%
Income Fund	0.00%
Growth and Income Fund	0.00%

2.	Foreign Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended March 31, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Emerging Markets Fund	$255,855	$0.0577	96.68%
World ex-US Fund	357,876	0.0317	97.57%

*	The Funds listed above did not derive any income from “ineligible foreign sources” as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

GuideMark Funds & GuidePath Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2023

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.

3.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions
GPS Funds I and GPS Funds II

Independent Trustees

David M. Dunford Year of Birth: 1949 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Lead Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and since 2011 for GPS Funds II)	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989-2001).	15	Trustee, Savos Investments Trust (2015-2022).

Paul S. Feinberg Year of Birth: 1942 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and since 2011 for GPS Funds II)	Retired; formerly, President, CitiStreet Funds, Inc. (2000-2005); Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker-dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990-2005).	15	Trustee, Savos Investments Trust (2015-2022).

Dennis G. Schmal Year of Birth: 1947 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2007 for GPS Funds I and since 2013 for GPS Funds II)	Self-employed consultant (1999-present); formerly, Partner, Arthur Andersen LLP (audit services) (1972-1999).	15	Trustee, Savos Investments Trust (2015-2022); Director, Blue Calypso, Inc. (2015-2019); Director, Owens Realty Mortage Inc. (2013-2019); Director, Cambria ETF Series Trust (2013-present); Director, Wells Fargo GAI Hedge Funds (2008-2019); Director, First Guarantee Mortgage Corporation (2021-present).
Interested Trustee

Carrie E. Hansen* Year of Birth: 1970 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Interested Trustee and Chairperson President	Indefinite Term since 2014 Renewed 1-Year Term since 2008	President, GPS Funds I (2008-present) and GPS Funds II (2011-present); President, Savos Investments Trust (“Savos”) (2008-2022); Executive Vice President and Chief Operating Officer, AssetMark (2008-present); President, AssetMark Brokerage®, LLC (2014-present).	15	Trustee, Savos Investments Trust (2008-2022); Director and Chairperson, AssetMark Trust Co. (2008-present); Director, AssetMark, Inc. (2013-present); Treasurer, Acalanes Booster Club (2017-2019); Director, Rheumatology Research Foundation (2021-present).

GuideMark Funds & GuidePath Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2023

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers of the Trusts**

John Koval Year of Birth: 1966 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year Term since 2013	Chief Compliance Officer, GPS Funds I, GPS Funds II (2013-present), and Savos (2013-2022); Interim Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (September 2012-January 2013); Senior Compliance Officer, AssetMark (2011-2012); Chief Operating Officer, SEAL Capital, Inc. (2009-2010); Chief Compliance Officer, Cliffwood Partners LLC (2004-2009).

Patrick R. Young Year of Birth: 1982 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Vice President and Treasurer	Renewed 1-Year Term since 2014	Vice President and Treasurer, GPS Funds I, GPS Funds II (May 2014-present), and Savos (2014-2022); Director of Mutual Fund Operations and Finance, AssetMark (2016-present); Manager of Fund Administration, AssetMark (2014-2016); Senior Fund Administration Officer, AssetMark (2008-2014).

Christine Villas-Chernak Year of Birth: 1968 c/o AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, CA 94520	Secretary	Renewed 1-Year Term since 2014	Secretary, GPS Funds I (2006-2013 and 2014-present), GPS Funds II (2011-2013 and 2014- present), Savos (2009-2010 and 2014-2022) Deputy Chief Compliance Officer, GPS Funds I (2009-present), GPS Funds II (2011-present) and GVIT (2009-2012); Senior Compliance Officer, AssetMark (2005-2009).

*	Ms. Hansen is a Trustee who is an “interested person” of the Trusts as defined in the 1940 Act because she is an officer of AssetMark or certain of its affiliates.
**	Each Officer of the Trusts serves at the pleasure of the Board.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809.

6.	Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)

GPS FUNDS I and GPS FUNDS II: Annual Consideration and Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting held on December 8, 2022 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of GPS Funds I and GPS Funds II (collectively, the “Trusts”) conducted its annual review and consideration of the renewal of the investment advisory agreements between AssetMark, Inc. (“AssetMark”) and each Trust on behalf of its respective series (each, a “Fund” and collectively, the “Funds”) and the renewal of the investment advisory agreement between AssetMark and the wholly-owned Cayman Islands subsidiary of the GuidePath Managed Futures Strategy Fund, GuidePath Managed Futures Strategy Cayman Fund Ltd. (the “Cayman Subsidiary”) (each such agreement, an “Advisory Agreement,” and collectively, the “Advisory Agreements”). Additionally, the Board considered the renewal of the investment sub-advisory agreements between (i) Goldman Sachs Asset Management, L.P. (“GSAM”) and AssetMark, on behalf of GuideMark Large Cap Core Fund, GuideMark Emerging Markets Fund, GuideMark Small/Mid Cap Core Fund, and GuideMark World ex-US Fund; (ii) Wellington Management Company LLP (“Wellington”) and AssetMark, on behalf of the GuideMark Core Fixed Income Fund; and (iii) AlphaSimplex Group, LLC (“ASG”) and AssetMark, on behalf of the GuidePath Managed Futures Strategy Fund and the Cayman Subsidiary (each, a “Sub-Advisory Agreement, and collectively, the “Sub-Advisory Agreements”).

Hereinafter, GSAM, Wellington, and ASG are collectively referred to as the “Sub-Advisors” and the above-listed Funds are collectively referred to as the “Sub-Advised Funds.” The Advisory Agreements and Sub-Advisory Agreements are collectively referred to herein as the “Agreements.” The Sub-Advised Funds are managed using a “manager-of-managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Sub-Advised Funds’ portfolios. For those Sub-Advised Funds, AssetMark is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining, or replacing sub-advisors. The Board is engaged in monitoring this process in connection with its meetings held throughout the year, and under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated on an ongoing basis, and are subject to replacement, at all times.

GuideMark Funds & GuidePath Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2023

The Board – including a majority of the Trustees who are not “interested persons” of the Funds or AssetMark as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) – determined to approve the continuance of the Advisory Agreements and the Sub-Advisory Agreements. In connection with their consideration of the renewal of the Advisory Agreements, the Trustees considered several factors they deemed relevant to the process, including: the nature, quality and extent of the services provided to each Fund by the Advisor; the costs of providing services to each Fund; the anticipated profitability to be realized by the Advisor; any potential “fall-out” or ancillary benefits to the Advisor or its affiliates; the potential effects of asset growth and related economies of scale on each fund’s expenses; and the fees charged by investment advisers of other comparable funds, among other considerations. The material factors considered and the conclusions that formed the basis of the Board’s approval of the renewal of the Agreements are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. Prior to considering the approval of the renewal of the Agreements, the Trustees requested, received, and reviewed information relevant to their consideration of the Agreements. The Trustees also received assistance and advice regarding legal and industry standards from counsel to the Trusts and separately from independent legal counsel to the Independent Trustees (“Independent Counsel”). Prior to approving the Advisory Agreements, the Independent Trustees met in executive session with Independent Counsel without representatives of the Advisor or its affiliates. The Independent Trustees relied upon the advice of Independent Counsel and their own business judgment in determining the material factors to be considered in evaluating each Investment Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information available to the Trustees and not the result of any particular information or any single factor. Moreover, each Trustee may have afforded different weight to various information and factors in reaching his conclusions with respect to the renewal of the Agreements.

The Advisory Agreements

Materials Reviewed and the Review Process

Prior to voting to approve the renewal of the Advisory Agreements, the Trustees – assisted by Independent Counsel – specifically requested and were furnished with materials supplied by counsel and AssetMark for purposes of their review of each Advisory Agreement. The materials provided to the Board with regard to the Funds included, among other information: (1) a copy of each Advisory Agreement; (2) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective(s) of the Fund; (3) information describing the nature, quality and extent of the services that AssetMark provides to the Funds, and the fees AssetMark charges to the Funds for such services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds; (4) information regarding AssetMark’s business and operations, investment team, compliance program and internal procedures; (5) information describing each Fund’s expense ratio compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objective(s) of the Fund; (6) information regarding the financial condition of AssetMark; (7) information regarding AssetMark’s profitability with respect to each Fund; (8) reports on AssetMark’s evaluation of the Sub-Advisors, including reports relating to the monitoring of each Sub-Advisor’s trading and brokerage practices; (9) information relating to shareholder and administrative services provided to the Funds; (10) reports relating the Funds’ distribution structure, sales and redemptions of the Funds’ shares; (11) reports relating to the monitoring of Fund service providers; and (11) other information relevant to an evaluation of the nature, extent and quality of the services provided by AssetMark in response to a series of detailed questions posed by Independent Counsel on behalf of the Independent Trustees. The Trustees discussed various matters relating to the approvals with representatives of AssetMark. The Trustees also considered their discussions with and presentations from representatives of AssetMark throughout the course of the Meeting. In addition, the Trustees considered communications, discussions held and information furnished to the Board and its Committees throughout the year and in between regularly scheduled meetings on particular matters as the need arose.

The Trustees received assistance and advice regarding legal and industry standards from counsel to the Trusts. The Independent Trustees also received separate assistance and advice from Independent Counsel throughout the review process, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering whether to approve the continuation of the Advisory Agreements. The Independent Trustees also discussed the Advisory Agreements prior to the Meeting and during the course of their meeting in executive session with Independent Counsel, at which no representatives of AssetMark were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors that they deemed relevant in making the decision to approve the renewal of each Advisory Agreement. These factors and conclusions are described below.

Nature, Quality and Extent of Services

The Trustees considered the nature, extent and quality of the services that AssetMark provides to the Funds. With respect to the Sub-Advised Funds, the Board considered the fact that, as an investment advisor operating within a manager-of-managers structure, AssetMark maintains a primary focus on the selection, evaluation and oversight of the Sub-Advisors and considered each Advisory Agreement in this context. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by AssetMark that were not delegated to or assumed by the Sub-Advisors. The Trustees considered the information provided to them throughout the course of the year during regular meetings of the Board, which included meetings with the Trusts’ Chief Compliance Officer (“CCO”) at which the Trustees are provided with details regarding AssetMark’s compliance functions.

GuideMark Funds & GuidePath Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2023

The Trustees considered AssetMark’s investment team and its capabilities, including with respect to the responsibilities that AssetMark has for the Funds that pursue their investment objectives through investments in other funds (each a “Fund-of-Funds”). The Trustees also considered AssetMark’s capabilities with respect to the administrative and compliance services provided to the Funds. The Trustees considered the experience, capability and integrity of AssetMark’s management and other personnel, the role of AssetMark’s senior management and the extent of its involvement with the Funds, and AssetMark’s willingness to add personnel over time in order to ensure that appropriate staffing levels are maintained. With respect to the Sub-Advised Funds, the Trustees noted the responsibilities that AssetMark has under certain Funds’ manager-of-managers structure, including the selection and oversight of the Funds’ Sub-Advisors; maintaining a comprehensive compliance and administration program; and implementing Fund policies.

The Trustees also considered (a) the financial position of AssetMark; (b) the quality of AssetMark’s regulatory and legal compliance policies, procedures and systems; (c) the nature, extent and quality of administrative and shareholder services provided by AssetMark to the Funds; and (d) AssetMark’s supervision of the Funds’ third-party service providers.

The Board considered the breadth and quality of services that AssetMark provides to the Funds. The Trustees also considered that the Funds are an integral part of AssetMark’s program of asset allocation and shareholder services. Additionally, with respect to the Sub-Advised Funds, the Trustees considered AssetMark’s ability to provide administrative and compliance-related services in connection with AssetMark’s (a) oversight of the Sub-Advisors’ compliance with the Funds’ respective investment objectives, policies, and restrictions; (b) review of trading and brokerage matters; and (c) other oversight activities.

Based on the factors described above, among other factors, as well as the information provided to the Board throughout the year, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by AssetMark, which will continue to be provided to each Fund.

Investment Performance

The Trustees considered the overall investment performance of the Funds, and, with respect to the Sub-Advised Funds, evaluated the Funds’ performance in the context of the manager-of-managers structure. The Trustees considered whether the Funds operated in a manner consistent with their investment objectives and styles and considered each Fund’s record of compliance with its respective investment restrictions.

The Trustees also considered each Fund’s investment performance relative to its respective benchmark index and relative to the performance of funds with comparable investment strategies selected by a third-party provider of investment company data. The Trustees also considered performance-related data received throughout the past year at and in connection with meetings of the Board. With respect to each Fund-of-Funds, the Trustees reviewed the performance of AssetMark in selecting the underlying funds for the Fund.

The Trustees considered that AssetMark continued to be proactive in seeking to enhance the Funds’ investment strategies, with a view to improving Fund performance over the long term.

The Trustees concluded that AssetMark’s performance record in managing each of the Funds was satisfactory and supported a decision to approve the renewal of the Advisory Agreements.

Advisory Fees and Total Expenses

The Trustees considered a detailed analysis of each Fund’s fees and expenses. The materials provided to the Board included (i) a comparison of the advisory fees and total expenses of each Fund (as a percentage of average net assets) with the fees and expenses of a group of funds selected by a third-party information provider; (ii) comparisons of each Fund’s expenses to industry averages; and (iii) fee schedules for the Funds’ Sub-Advisors, as applicable.

The Trustees considered expense limitation arrangements under which AssetMark has agreed to limit the Funds’ expenses. With respect to each Fund-of-Funds, the Trustees considered the indirect expenses borne by the Funds as shareholders of certain underlying funds. The Trustees also considered other efforts by AssetMark to reduce overall Fund expenses, including attempts to improve asset flows, implementing programs such as securities lending and negotiating strategic contracts with service providers.

In analyzing the Funds’ fee levels as compared to other similar funds, the Trustees considered the Funds’ fee levels in light of the Funds’ special distribution structure, under which the Funds were distributed as part of a suite of products and services with asset allocation modeling and other services that are not typically provided with mutual funds. In this regard, while the Board recognized that comparisons between a Fund and its peer group may be imprecise given the Funds’ special distribution structure, among other differences, the comparative information assisted the Board in evaluating the reasonableness of each Fund’s fees and expenses.

After comparing each Fund’s fee levels with other comparable funds and industry averages, and in light of the nature, extent and quality of services provided to the Funds by AssetMark, as well as the costs incurred by AssetMark in rendering those services, the Trustees concluded that the level of fees paid to AssetMark with respect to each Fund was reasonable. In addition, with respect to each Fund of Funds, the Trustees, including all of the Independent Trustees, determined that the fees to be charged by AssetMark pursuant to the Advisory Agreements are for services provided in addition to, rather than duplicative of, services provided under any underlying fund’s investment advisory agreement.

GuideMark Funds & GuidePath Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2023

Profitability, Economies of Scale and Ancillary Benefits

The Trustees reviewed and discussed the financial information presented by AssetMark, including information relating to the financial stability of AssetMark and its historical and anticipated profitability with respect to its management of the Funds. The Trustees discussed the methods used by AssetMark to allocate expenses to the Funds under its profitability analysis, and the Trustees considered the profitability of AssetMark with respect to each Fund under this methodology.

In evaluating AssetMark’s profitability, the Trustees noted that the Funds are distributed in connection with AssetMark providing a package of administrative and other services as the sponsor of AssetMark’s investment platform and considered the benefits that flow to Fund shareholders as a result of these services. Additionally, the Trustees considered AssetMark’s existing agreements to waive advisory fees received from certain Funds and/or pay certain Fund expenses to the extent necessary to ensure that the Funds’ overall expenses do not exceed certain levels.

The Trustees considered ancillary benefits received by AssetMark as a result of its relationship with the Funds, including the benefits of offering an integrated set of investment options as an integral part of AssetMark’s asset allocation investment programs as well as compensation received by AssetMark Trust Company for its service as an intermediary. The Trustees concluded that these benefits were reasonable.

The Trustees considered AssetMark’s profitability in managing each Fund, the anticipated effect of asset growth on each Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. The Trustees considered the fee waiver agreements under which AssetMark had agreed to waive expenses based upon the achievement of certain breakpoints listed in the agreement.

The Trustees concluded, in light of the foregoing factors, that AssetMark’s level of profitability with respect to each Fund is reasonable. Additionally, the Board concluded that the economies of scale being realized by AssetMark, if any, do not mandate implementation of new or amended breakpoints or other changes in the fee structure for any Fund at this time.

Conclusion

After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Trustees, including all of the Independent Trustees, determined to approve the renewal of each Advisory Agreement with, and the fee to be paid to, AssetMark for each of the Funds.

The Sub-Advisory Agreements

Materials Reviewed and the Review Process

Prior to voting to approve the renewal of the Sub-Advisory Agreements, the Trustees – assisted by Independent Counsel – specifically requested and were furnished with materials supplied by counsel, AssetMark and each Sub-Advisor for purposes of their review. The materials provided to the Board included, among other information: (1) a copy of each Sub-Advisory Agreement; (2) information regarding the nature, quality and scope of the services to be provided by the Sub-Advisors; (3) the investment performance of each Sub-Advisor in managing their respective Fund compared to an industry peer group, appropriate benchmark, and comparable Sub-Advisor client accounts, to the extent applicable; (4) AssetMark’s evaluation of the nature, extent and quality of the services provided by each Sub-Advisor; (5) information regarding any benefits to each Sub-Advisor, such as receipt of research from brokers, that might result from the Sub-Advisor’s relationship with a Sub-Advised Fund; (6) information concerning each Sub-Advisor’s personnel, business, operations and investment team, including biographical information for the investment professionals that are responsible for the day-to-day management of the applicable Sub-Advised Fund’s portfolio; (7) information regarding each Sub-Advisor’s compliance policies and other internal procedures, including the Sub-Advisor’s brokerage practices; (8) information regarding the financial condition of each Sub-Advisor or its parent company; and (9) other information relevant to an evaluation of the nature, extent and quality of the services, including information provided by each Sub-Advisor in response to a series of detailed questions posed by Independent Counsel on behalf of the Independent Trustees. The Trustees also considered the recommendations of AssetMark with respect to each Sub- Advisor and the methods and resources AssetMark utilized in its efforts to identify and engage Sub- Advisors for the Sub-Advised Funds.

In connection with their consideration of the Sub-Advisory Agreements, the Trustees considered several factors that they deemed relevant to this process, including: (1) the nature, quality and extent of the services to be provided to each Sub-Advised Fund by the respective Sub-Advisor; (2) the quantitative performance of each Sub-Advisor; (3) AssetMark’s evaluation, in accordance with its role as a “manager-of-managers,” of the nature, extent and quality of the services provided by each Sub-Advisor; (4) information that might suggest the potential for realizing economies of scale that could potentially be shared with Fund shareholders; and (5) any potential “fall-out” or ancillary benefits to a Sub-Advisor or its affiliates. Prior to approving the continuation of the Sub-Advisory Agreements, the Independent Trustees met in executive session with Independent Counsel. The Independent Trustees were assisted by Independent Counsel throughout the review process. The Independent Trustees relied upon the advice of Independent Counsel and their own business judgment in determining the material factors to be considered in evaluating each Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all of the information provided to the Board throughout the year and specifically with respect to the renewal and were not the result of any one factor. Moreover, each Independent Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Sub-Advisory Agreement. A more detailed summary of the important, but not necessarily all, of the factors the Independent Trustees considered with respect to their approval of the continuation of the Sub-Advisory Agreements is provided below.

GuideMark Funds & GuidePath Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2023

Nature, Quality and Extent of Services

The Trustees considered each Sub-Advisor’s investment management process, including (a) the experience, capability and integrity of the Sub-Advisor’s management, investment professionals and other personnel; (b) the financial position of the Sub-Advisor; (c) the quality and commitment of the Sub-Advisor’s regulatory and legal compliance policies, procedures and systems; (d) the Sub-Advisor’s brokerage and trading practices; and (e) AssetMark’s evaluation of the nature, quality and extent of services performed by each Sub-Advisor.

The Trustees specifically considered the qualifications, experience and track record of the individuals and portfolio management teams at each Sub-Advisor that are responsible for the day-to-day management of each Sub-Advised Fund’s portfolio. The Trustees also considered, with respect to each Sub-Advisor, its specific investment approach and level of expertise within its particular asset class. The Trustees considered whether each Sub-Advisor operated within its respective Fund’s investment objective and style and considered each Sub-Advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each Sub-Advisor’s performance record with respect to the relevant benchmark(s).

The Trustees concluded that the nature, extent and quality of the services provided by each Sub-Advisor to its respective Sub-Advised Fund is satisfactory.

Sub-Advisor Investment Performance

The Trustees considered whether each Sub-Advisor operated within its respective Sub-Advised Fund’s investment objective and style and considered each Sub-Advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each Sub-Advisor’s investment performance relative to benchmark indices.

The Trustees considered information received regarding each Sub-Advisor’s performance, as reviewed with AssetMark and concluded that each Sub-Advisor’s performance record is satisfactory.

Sub-Advisory Fees, Economies of Scale, Profitability and Ancillary Benefits

The Trustees considered the fee paid to each Sub-Advisor by AssetMark for providing services to the respective Sub-Advised Fund. The Trustees considered management’s representation that AssetMark’s focus in negotiating sub-advisory arrangements is on negotiating competitive fee structures for each Fund, and that the sub-advisory fees are paid by AssetMark out of the investment advisory fees received and not the Funds. The Trustees also considered individual reports and data prepared with regard to each Sub- Advised Fund, including comparative information regarding fees. The Trustees noted that each Sub- Advisor’s fees were generally similar to or less than the fees charged by each Sub-Advisor to other comparable funds and accounts.

The Trustees considered each Sub-Advisor’s fee schedule, the anticipated effect of asset growth on each Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. In this regard, the Trustees noted that certain of the Sub- Advisory Agreements’ fee schedules contain breakpoints that present potential economies of scale that could potentially be shared with the Sub-Advised Funds’ shareholders as assets of the Sub-Advised Funds grow.

The Trustees concluded that the fees to be paid to each Sub-Advisor by AssetMark are reasonable in light of the services performed for the Sub-Advised Funds by the Sub-Advisors and that the economies of scale being realized by the Sub-Advisors, if any, do not mandate the implementation of any new or amended breakpoints or other changes in the fee structure for any Sub-Advised Fund at this time.

The Trustees did not consider the profitability of the Sub-Advisors to be a material factor based on representations from AssetMark that it negotiates sub-advisory fees with the Sub-Advisors on an arm’s- length basis and reports regarding any relationships between the Sub-Advisors and AssetMark.

The Trustees considered the allocation (if any) of Fund brokerage to brokers affiliated with a Sub-Advisor, and benefits to the Sub-Advisors from the use of “soft dollar” commissions (if any) to pay for research and brokerage services. The Trustees also considered any other ancillary benefits that accrue to a Sub-Advisor or any affiliate by virtue of the Sub-Advisor’s relationship with the Fund, and concluded that such benefits, if any, were reasonable.

Conclusion

After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Trustees, including all of the Independent Trustees, concluded to approve the renewal of the Sub-Advisory Agreement with, and the fees to be paid to, each of the Sub-Advisors for each of the relevant Sub-Advised Funds.

7.	Statement Regarding the Trusts’ Liquidity Risk Management Program (Unaudited)

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of GPS Funds I and GPS Funds II Trust (each, a “Trust” and collectively, the “Trusts”), including each of their respective series (each, a “Fund” and collectively, the “Funds”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Board of Trustees of each Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, previously approved the Program on behalf of each Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of AssetMark, Inc. (“AssetMark”), the investment adviser to each Fund, as the Program Administrator for the Program. AssetMark administers day-to-day implementation of the Program through a Liquidity Risk Management Committee (the “Committee”), as set forth in the Program.

GuideMark Funds & GuidePath Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2023

At the meeting of the Board held on March 9, 2023, AssetMark, as Program Administrator, provided the Board with the annual report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report included an overview of the operation of the Program from January 1, 2022 through December 31, 2022 (the “Review Period”), including liquidity events relevant to the Funds, if any, during the Review Period and conclusions with respect to the adequacy of the policies and procedures of the Program and its effectiveness of implementation.

I.	Key Conclusions of the Report

The Report concluded that (i) the Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into account the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule; (ii) each Fund’s investment strategy is appropriate for an open-end fund; (iii) each Fund was able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Fund during the Review Period; and (iv) the Program was implemented and operated effectively to assess and manage each Fund’s liquidity risk during the Review Period, including during periods of market volatility and net redemptions, as applicable.

There were no material liquidity matters impacting the Funds identified in the Report. In addition, the Report noted that there were no material changes to the Program during the Review Period and no material changes recommended for the coming period pursuant to the Review.

II.	Summary of the Review

A.	Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with the Funds’ sub-advisers, as applicable, and portfolio management teams, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in quarterly Board reporting.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

In addition, in connection with the review of the Funds’ liquidity risks and the operation of the Program and the adequacy and effectiveness of its implementation, the Program Administrator also reviewed:

•	Reasonably Anticipated Trade Size and Significant Value Impact metrics for each Fund

•	Process for identifying and monitoring illiquid investments

•	Responsibilities and operations of the Committee

•	Effectiveness of third-party liquidity classification vendor, including coverage and methodology

In light of the assessment and review as discussed above, the Program Administrator did not recommend any changes in the management of the Funds’ liquidity risk.

B.	Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule. Upon the Committee’s review and approval, the classifications were recorded for reporting in each Fund’s Form N-PORT filings during the Review Period. The Report reviewed the classification methodology as provided in the Program.

C.	HLIM

Each Fund qualified as a Primarily Highly Liquid Fund (“PHLF”) under the Program during the Review Period and accordingly, none of the Funds maintained or were required to establish an HLIM during the Review Period. There were no changes recommended in the Report with respect to the status of any Fund as a PHLF pursuant to the review.

GuideMark Funds & GuidePath Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2023

D.	Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). All Funds were monitored daily for compliance with the 15% Limit during the Review Period. During the Review Period, the Funds operated in accordance with the relevant provisions of the Program addressing the 15% Limit, including with respect to temporary investment illiquidity as a result of extended market closures. The Report also addressed significant liquidity matters which occurred or were reported during the Review Period applicable to the Funds, if any, and actions to address such matters as applicable.

GuideMark Funds

GuidePath Funds

GUIDEMARK FUNDS & GUIDEPATH FUNDS

GuideMark Large Cap Core Fund

GuideMark Emerging Markets Fund

GuideMark Small/Mid Cap Core Fund

GuideMark World ex-US Fund

GuideMark Core Fixed Income Fund

GuidePath Growth Allocation Fund

GuidePath Conservative Allocation Fund

GuidePath Tactical Allocation Fund

GuidePath Absolute Return Allocation Fund

GuidePath Multi-Asset Income Allocation Fund

GuidePath Flexible Income Allocation Fund

GuidePath Managed Futures Strategy Fund

GuidePath Conservative Income Fund

GuidePath Income Fund

GuidePath Growth and Income Fund

Investment Advisor

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water St.

Suite 830

Milwaukee, WI 53202

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

AssetMark Brokerage, LLC

1655 Grant Street, 10th Floor

Concord, CA 94520

This document must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest or send money.

Annual Report

March 31, 2023

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dennis Schmal is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal year ended March 31, 2023, the registrant’s principal accountant billed the registrant $145,500 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

For the fiscal year ended March 31, 2022, the registrant’s principal accountant billed the registrant $138,000 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

(b) Audit-Related Fees

For the fiscal year ended March 31, 2023, the registrant’s principal accountant billed the registrant $0 for professional services rendered for the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.

For the fiscal year ended March 31, 2022, the registrant’s principal accountant billed the registrant $1,176.75 for professional services rendered for the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.

c) Tax Fees

For the fiscal year ended March 31, 2023, the registrant’s principal accountant billed the registrant $39,000 for professional services rendered for tax compliance, tax advice and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences.

For the fiscal year ended March 31, 2022, the registrant’s principal accountant billed the registrant $44,000 for professional services rendered for tax compliance, tax advice and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences.

(d) All Other Fees

None.

(e)(1)

The registrant’s audit committee charter provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of auditors annually to audit and to provide their opinion on the registrant’s financial statements. The audit committee charter also provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the auditor to provide other audit services to the registrant or to provide non-audit services to the registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)

There were no services in paragraphs (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the fiscal year ended March 31, 2023 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2023 and March 31, 2022 were $0 and $0, respectively.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13.	Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)*	/s/ Carrie E. Hansen
Carrie E. Hansen, President/Principal Executive Officer

Date	5/30/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carrie E. Hansen
Carrie E. Hansen, President/Principal Executive Officer

Date	5/30/2023

By (Signature and Title)*	/s/ Patrick R. Young
Patrick R. Young, Vice President/Treasurer

Date	5/30/2023

*	Print the name and title of each signing officer under his or her signature.